UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-62692

Pre-Effective Amendment No.	☐

Post-Effective Amendment No.20	☑

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-5701
Amendment No. 24	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT – 4
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices) (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Thomas E. Barnes, SVP and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	May 1, 2008

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☑      on May 1, 2008 pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Individual Deferred Variable Annuity Contract

America’s marketFLEX® Annuity
Nationwide Life Insurance Company
Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-4
The date of this prospectus is May 1, 2008.
This prospectus contains basic information you should understand about the contracts before investing.  Please read this prospectus carefully and keep it for future reference.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Statement of Additional Information (dated May 1, 2008), which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  The table of contents for the Statement of Additional Information is on page 34.  For general information or to obtain free copies of the Statement of Additional Information, call Nationwide's service center at 1-866-233-3223 (TDD 1-800-238-3035) or write:

Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522

Information about this and other Nationwide products can be found at www.nationwide.com.

Information about us and the product (including the Statement of Additional Information) may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

Before investing, understand that annuities and/or life insurance products are not insured by the FDIC or any other Federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates.  An investment in this annuity involves investment risk, even with respect to amounts allocated to the Nationwide Variable Insurance Trust – NVIT Money Market Fund II.  Annuities that involve investment risk may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

This contract contains features that apply credits to the contract value.  The benefit of the credits may be more than offset by the additional fees that the contract owner will pay in connection with the credits.  A contract without credits may cost less.  Additionally, the cost of electing the Extra Value Option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the credits.

The following is a list of the underlying mutual funds available under the contract.

American Century Variable Portfolios, Inc.
•	American Century VP Income & Growth Fund: Class III†
•	American Century VP Value Fund: Class III†*

Fidelity Variable Insurance Products Fund
•	VIP Equity-Income Portfolio: Service Class 2R†*
•	VIP Growth Portfolio: Service Class 2R†

Nationwide Variable Insurance Trust ("NVIT")
•	Federated NVIT High Income Bond Fund: Class III†*
•	NVIT Government Bond Fund: Class III† (Formerly, Nationwide NVIT Government Bond Fund: Class III†)

•	NVIT Investor Destinations Funds: Class VI† (Formerly, Nationwide NVIT Investor Destinations Funds: Class VI†)
➢	NVIT Investor Destinations Conservative Fund: Class VI† (Formerly, Nationwide NVIT Investor Destinations Conservative Fund: Class VI†)
➢	NVIT Investor Destinations Moderately Conservative Fund: Class VI† (Formerly, Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class VI†)
➢	NVIT Investor Destinations Moderate Fund: Class VI† (Formerly, Nationwide NVIT Investor Destinations Moderate Fund: Class VI†)
➢	NVIT Investor Destinations Moderately Aggressive Fund: Class VI† (Formerly, Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class VI†)

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➢	NVIT Investor Destinations Aggressive Fund: Class VI† (Formerly, Nationwide NVIT Investor Destinations Aggressive Fund: Class VI†)
•	NVIT Money Market Fund II (Formerly, Nationwide NVIT Money Market Fund II)
•	NVIT Multi-Manager Small Company Fund: Class III† (Formerly, Nationwide Multi-Manager NVIT Small Company Fund: Class III†)
•	NVIT Nationwide Fund: Class III†

Rydex Variable Trust
•	Absolute Return Strategies Fund
•	Banking Fund
•	Basic Materials Fund
•	Biotechnology Fund
•	CLS AdvisorOne Amerigo Fund
•	CLS AdvisorOne Berolina Fund
•	CLS AdvisorOne Clermont Fund
•	Commodities Strategy Fund
•	Consumer Products Fund
•	Dow 2x Strategy Fund
•	Electronics Fund
•	Energy Fund
•	Energy Services Fund
•	Europe 1.25x Strategy Fund
•	Financial Services Fund
•	Government Long Bond 1.2x Strategy Fund
•	Health Care Fund
•	Hedged Equity Fund
•	International Rotation Fund
•	Internet Fund
•	Inverse Dow 2x Strategy Fund
•	Inverse Government Long Bond Strategy Fund
•	Inverse Mid-Cap Strategy Fund
•	Inverse NASDAQ-100® Strategy Fund (Formerly, Inverse OTC Strategy Fund)
•	Inverse Russell 2000® Strategy Fund
•	Inverse S&P 500 Strategy Fund
•	Japan 1.25x Strategy Fund
•	Large-Cap Growth Fund
•	Large-Cap Value Fund
•	Leisure Fund
•	Mid Cap 1.5x Strategy Fund
•	Mid-Cap Growth Fund
•	Mid-Cap Value Fund
•	Multi-Cap Core Equity Fund
•	NASDAQ-100® 2x Strategy Fund (Formerly, OTC 2x Strategy Fund)
•	NASDAQ-100® Fund (Formerly, OTC Fund)
•	Nova Fund
•	Precious Metals Fund
•	Real Estate Fund
•	Retailing Fund
•	Russell 2000® 1.5x Strategy Fund
•	S&P 500 2x Strategy Fund
•	Sector Rotation Fund
•	Small-Cap Growth Fund
•	Small-Cap Value Fund
•	Strengthening Dollar 2x Strategy Fund
•	Technology Fund
•	Telecommunications Fund
•	Transportation Fund
•	Utilities Fund
•	Weakening Dollar 2x Strategy Fund

The following underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008:

Fidelity Variable Insurance Products Fund
•	VIP Contrafund® Portfolio: Service Class 2R†

The following underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2007:

American Century Variable Portfolios, Inc.
•	American Century VP Ultra Fund: Class III†

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2004:

Nationwide Variable Insurance Trust
•	NVIT Mid Cap Growth Fund: Class III† (Formerly, Nationwide NVIT Mid Cap Growth Fund: Class III†)
•	NVIT Multi-Manager Small Cap Growth Fund: Class III† (Formerly, Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class III†)
•	NVIT Multi-Manager Small Cap Value Fund: Class III† (Formerly, Nationwide Multi-Manager NVIT Small Cap Value Fund: Class III†)

†These underlying mutual funds assess a short-term trading fee.

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

The contracts sold with this prospectus are designed to support active trading strategies that require frequent movement between or among certain sub-accounts (sub-accounts corresponding to underlying mutual funds of the Rydex Variable Insurance Trust).  A contract owner who does not wish to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts.

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Glossary of Special Terms

Accumulation unit - An accounting unit of measure used to calculate the variable account contract value before the annuitization date.

Annuitization Date - The date on which annuity payments begin.

Annuity commencement date - The date on which annuity payments are scheduled to begin.  This date may be changed by the contract owner with Nationwide’s consent.

Annuity unit - An accounting unit of measure used to calculate variable annuity payments.

Charitable Remainder Trust - A trust meeting the requirements of Section 664 of the Internal Revenue Code.

Contract value - The total value of all accumulation units held under the contract and any amount transferred as a loan to the collateral fixed account.

Contract year - Each year the contract is in force beginning with the date the contract is issued.

ERISA - The Employee Retirement Income Security Act of 1974, as amended.

FDIC– Federal Deposit Insurance Corporation.

Individual Retirement Account - An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity - An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-only Contract - A contract purchased by a qualified pension, profit-sharing or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.

Nationwide - Nationwide Life Insurance Company.

Net asset value– The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.

Non-Qualified Contract - A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA or Tax Sheltered Annuity.

Qualified Plans - Retirement plans which receive favorable tax treatment under Section 401 of the Internal Revenue Code.  In this prospectus, all provisions applicable to Qualified Plans apply to Investment-only Contracts unless specifically stated otherwise.

Roth IRA - An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC– Securities and Exchange Commission.

Simplified Employee Pension IRA("SEP IRA") - An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Simple IRA - An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

Sub-accounts - Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained – each sub-account corresponds to a single underlying mutual fund.

Tax Sheltered Annuity - An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

Valuation date - Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current net asset value of accumulation units or annuity units might be materially affected.

Valuation Period (“Valuation Day”) - Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current net asset value of Accumulation units or Annuity units might be materially affected.

Variable account- Nationwide Variable Account-4, a separate account of Nationwide that contains variable account allocations.  The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

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Table of Contents	Page
Glossary of Special Terms	3
Contract Expenses	6
Underlying Mutual Fund Annual Expenses	7
Example	8
Synopsis of the Contracts	8
Minimum Initial and Subsequent Purchase Payments
Charges and Expenses
Annuity Payments
Taxation
Ten Day Free Look
Condensed Financial Information	9
Financial Statements	10
Nationwide Life Insurance Company	10
Nationwide Investment Services Corporation	10
Investing in the Contract	10
The Variable Account and Underlying Mutual Funds
The Contract in General	11
Distribution, Promotional and Sales Expenses
Underlying Mutual Funds
Profitability
Contract Modification
Standard Charges and Deductions	13
Mortality and Expense Risk Charge
Contingent Deferred Sales Charge
Premium Taxes
Short-Term Trading Fees
Optional Contract Benefits, Charges and Deductions	15
No CDSC Option
Death Benefit Options
Extra Value Option
Removal of Variable Account Charges	18
Contract Ownership	18
Joint Ownership
Contingent Ownership
Annuitant
Beneficiary and Contingent Beneficiary
Operation of the Contract	19
Minimum Initial and Subsequent Purchase Payments
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfers Prior to Annuitization
Transfer Restrictions
Transfers After Annuitization
Transfer Requests
Right to Revoke	21
Surrender (Redemption) Prior to Annuitization	21
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Surrenders Under a Tax Sheltered Annuity
Loan Privilege	23
Minimum and Maximum Loan Amounts
Maximum Loan Processing Fee
How Loan Requests are Processed

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Table of Contents (continued)	Page
Loan Interest
Loan Repayment
Distributions and Annuity Payments
Transferring the Contract
Grace Period and Loan Default
Assignment	24
Contract Owner Services	24
Systematic Withdrawals
Asset Allocation Service
Dynamic Advantage Program
Annuity Commencement Date	27
Annuitizing the Contract	27
Annuitization Date
Annuitization
Fixed Payment Annuity
Variable Payment Annuity
Frequency and Amount of Annuity Payments
Annuity Payment Options
Death Benefits	29
Death of Contract Owner – Non-Qualified Contracts
Death of Annuitant – Non-Qualified Contracts
Death of Contract Owner/Annuitant
Death Benefit Payment
Statements and Reports	30
Legal Proceedings	31
Table of Contents of the Statement of Additional Information	34
Appendix A: Underlying Mutual Funds	35
Appendix B: Condensed Financial Information	43
Appendix C: Contract Types and Tax Information	63

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Contract Expenses

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered) * Range of CDSC over time:									7%[1]
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	6%	5%	4%	3%	2%	1%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee									$25[2]
Maximum Premium Tax Charge (as a percentage of purchase payments)									5%[3]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)									1%

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Annual Loan Interest Charge	2.25%[4]
Variable Account Annual Expenses (annualized rate of total variable account charges as a percentage of the daily net assets)
Mortality and Expense Risk Charge	1.15%
No CDSC Option Total Variable Account Charges (including this option only)	0.20%[5] 1.35%
Death Benefit Options (an applicant may purchase one death benefit option as a replacement for the standard death benefit)
Highest Anniversary Death Benefit Option Total Variable Account Charges (including this option only)	0.20% 1.35%
Highest Anniversary or 5% Enhanced Death Benefit Option (unavailable beginning May 1, 2004) Total Variable Account Charges (including this option only)	0.25% 1.40%
3% Extra Value Option Total Variable Account Charges (including this option only)	0.45%[6] 1.60%
(continued on next page)

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Recurring Contract Expenses continued
Asset Allocation Service Charge Total Variable Account Charges (including this option only)	0.35%[7] 1.50%
Dynamic Advantage Program Charge Total Variable Account Charges (including this option only)	0.35%[8] 1.50%

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).

Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	1.15%
No CDSC Option	0.20%
Highest Anniversary or 5% Enhanced Death Benefit Option	0.25%
3% Extra Value Option	0.45%
Asset Allocation Service Charge	0.35%
Maximum Possible Total Variable Account Charges	2.40%

Underlying Mutual Fund Annual Expenses

The next table shows the minimum and maximum total operating expenses, as of December 31, 2007, charged by the underlying mutual funds periodically during the life of the contract.  The table does not reflect Short-Term Trading Fees.  More detail concerning each underlying mutual fund’s fees and expenses is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of underlying mutual fund assets)	0.71%	3.83%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

1Each contract year, the contract owner may withdraw without a CDSC the greater of (1) or (2) where:
(1)  is the lesser of (a) or (b) where:
(a)  is 10% of purchase payments that are otherwise subject to a CDSC (i.e. purchase payments that have been in the contract less than 7 years), minus withdrawals from the contract that were subject to CDSC;
(b)  is 10% of contract value; and
(2)  is amounts withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative.  Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.  The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities or other Qualified Plans.

2 Nationwide may assess a loan processing fee at the time each new loan is processed.  Currently, Nationwide does not assess a loan processing fee.  Loans are only available for contracts issued as Tax Sheltered Annuities.  Loans are not available in all states.  In addition, some states may not permit Nationwide to assess a loan processing fee.

3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.

4 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance.  The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate.  Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.

5 Election of the No CDSC Option eliminates the standard CDSC schedule; no CDSC will be assessed upon surrenders from the contract.

6 Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 7 years from the date the contract was issued.
7 The Asset Allocation Service is available for election until December 1, 2006.  Nationwide may charge less than the amount indicated.

8 The Dynamic Advantage Program is available beginning March 1, 2006.  Nationwide may charge less than the amount indicated.

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Example

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.

The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the CDSC schedule; and
•	the total variable account charges associated with the most expensive combination of optional benefits (2.40%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract				If you annuitize your contract at the end of the applicable time period
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (3.83%)	1,194	2,292	3,351	6,106	654	1,932	3,171	6,106	*	1,932	3,171	6,106
Minimum Total Underlying Mutual Fund Operating Expenses (0.71%)	867	1,357	1,870	3,533	327	997	1,690	3,533	*	997	1,690	3,533

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

Synopsis of the Contracts

The contracts described in this prospectus are flexible purchase payment contracts.  The contracts may be issued as either individual or group contracts.  In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)."

The contracts can be categorized as follows:

•	Charitable Remainder Trusts;

•	Individual Retirement Annuities ("IRAs");

•	Investment-only Contracts;

•	Non-Qualified Contracts;

•	Roth IRAs;

•	Simple IRAs;

•	Simplified Employee Pension IRAs ("SEP IRAs"); and

•	Tax Sheltered Annuities, with contributions rolled-over or transferred from other Tax Sheltered Annuities.

For more detailed information with regard to the differences in the contract types, please see “Appendix C:  Contract Types and Tax Information” later in this prospectus.

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments*
Non-Qualified	$10,000	$500
IRA	$10,000	$500
SEP IRA	$10,000	$500
Simple IRA	$10,000	$500
Roth IRA	$10,000	$500
Tax Sheltered Annuity**	$10,000	$500
Investment-only	$10,000	$500
Charitable Remainder Trust	$10,000	$500

*For subsequent purchase payments, sent via electronic deposit, the minimum subsequent purchase payment is $50.  Subsequent purchase payments are not permitted in some states under certain circumstances.

**Only available for contracts issued prior to September 25, 2007 and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

If the contract owner elects the Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

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Charges and Expenses

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.15% of the daily net assets of the variable account.  Nationwide assesses this charge to offset expenses incurred in the day to day business of issuing, distributing and maintaining variable annuity contracts.

Contingent Deferred Sales Charge

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract.  However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract, unless the contract owner elected the No CDSC Option at the time of application.  The CDSC reimburses Nationwide for sales expenses.  The amount of the CDSC if assessed, will not exceed 7% of purchase payments surrendered.

A No CDSC Option is available under the contract at the time of application.  If the contract owner elects the No CDSC Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.20% of the daily net assets of the variable account.

Death Benefit Options

In lieu of the standard death benefit, an applicant may elect a death benefit option at the time of application.  Nationwide will deduct an additional charge equal to an annualized rate of 0.20% of the daily net assets of the variable account if the contract owner elects the Highest Anniversary Death Benefit Option or 0.25% of the daily net assets of the variable account if the contract owner elects the Highest Anniversary or 5% Enhanced Death Benefit Option.  The Highest Anniversary or 5% Enhanced Death Benefit Option is only available for contracts issued prior to May 1, 2004.

For more information about the standard and optional death benefit(s), please see the "Death Benefit Payment" provision.

Extra Value Option

An Extra Value Option is available under the contract at the time of application.  If an eligible contract owner elects the Extra Value Option on the application, Nationwide will credit the contract 3% of the purchase payment(s) made during the first 12 months the contract is in force.  In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account.  Nationwide will discontinue deducting this charge 7 years from the date the contract was issued.  Once the Extra Value Option is elected, it may not be revoked (see "Extra Value Option").

Asset Allocation Service

The Asset Allocation Service is available for election until December 1, 2006.  While the Asset Allocation Service is in effect, Nationwide will deduct a charge equal to an annualized rate of not more than 0.35% of the daily net assets of the variable account.  In exchange, Nationwide will provide administrative services enabling contract owners to have their contract value allocated and reallocated according to instructions communicated by designated third parties that manage assets according to asset allocation models.

Charges Assessed for Optional Benefits

Except for the charge assessed for the Extra Value Option, upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract (1.15%) will be assessed.  For contracts with the Extra Value Option, the charge for that option will be assessed for 7 years from the date the contract was issued, regardless whether the contract was annuitized during that period.

Dynamic Advantage Program

The Dynamic Advantage Program is available for election beginning on March 1, 2006.  While the Dynamic Advantage Program is in effect, Nationwide will deduct a charge equal to an annualized rate of not more than 0.35% of the daily net assets of the variable account.  In exchange, Nationwide will provide administrative services enabling contract owners to have their contract value allocated and reallocated according to actively managed models, for which Rydex Advisory Services, LLC acts as investment adviser.

Annuity Payments

Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization.  Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased.  Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" in Appendix C: Contract Types and Tax Information and "Premium Taxes").

Ten Day Free Look

Under state insurance laws, you have the right, during a limited period of time, to examine your contract and decide if you want to keep it or cancel it. This right is referred to as your “free look” right. The length of this time period depends on the law of your state, and may vary depending on whether your purchase is replacing another annuity contract you own. Check your contract for more details about the free look right in your state. See “Right to Examine and Cancel” later in this prospectus for more information.

Condensed Financial Information

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit").  Please refer to Appendix B for information regarding the minimum and maximum class of accumulation unit values.  All classes of accumulation unit values may be obtained, free of

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charge, by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Financial Statements

Financial statements for the variable account and consolidated financial statements for Nationwide are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Nationwide Life Insurance Company

Nationwide is a stock life insurance company organized under Ohio law in March 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-4 is a variable account that contains the underlying mutual funds listed in Appendix A.  The variable account was established on October 7, 1987, pursuant to Ohio law.  Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account’s own investment experience and not the investment experience of Nationwide’s other assets.  The variable account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Contract owners receive underlying mutual fund prospectuses when they make their initial sub-account allocations and any time they change those allocations. Contract owners can obtain prospectuses for underlying funds at any other time by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded fund.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract owners will receive notice of any such changes that affect their contract.  Additionally, not all of the underlying mutual funds are available in every state.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions.  However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of contract owners vote, each vote has a greater impact on, and may control the outcome.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of the underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through

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other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1)	shares of a current underlying mutual fund are no longer available for investment; or

(2)	further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.  All affected contract owners will be notified in the event there is a substitution, elimination or combination of shares.

In February 2008, Nationwide filed an application with the SEC for an order permitting it to substitute assets allocated to certain underlying mutual funds into other underlying mutual funds available under the contract that have similar investment objectives and strategies.  If and when Nationwide receives SEC approval for these substitutions, affected contract owners will be notified in advance of the specific details relating to the substitutions and will be given an opportunity to make alternate investment allocations.

Deregistration of the Separate Account

Nationwide may deregister Nationwide Variable Account-4 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All contract owners will be notified in the event Nationwide deregisters Variable Account-4.

The Contract in General

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs.  There are costs and charges associated with these benefits and advantages – costs and charges that are different, or do not exist at all, within other investment products.  With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options.  This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.  Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

If this contract is purchased to replace another variable annuity, be aware that the mortality tables used to determine the amount of annuity payments may be less favorable than those in the contract being replaced.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later contract years as they are in early contract years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.75%.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may

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contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Funds

Nationwide’s Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The variable account aggregates contract owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.   The variable account (and not the contract owners) is the underlying mutual fund shareholder.  When the variable account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing contract owners with sub-account options that correspond to the underlying mutual funds.

An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the “payments”).  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 2007, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.65% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund’s adviser or subadviser is one of our affiliates or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on your investment performance.

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Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later contract years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law.  No modification will affect the method by which the Contract Values are determined.

Standard Charges and Deductions

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the variable account.  This amount is computed on a daily basis and is equal to an annualized rate of 1.15% of the daily net assets of the variable account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts.  This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.  The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefits, for which there are separate charges.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

Nationwide may realize a profit from this charge.  If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

Contingent Deferred Sales Charge

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts.  However, if any part of the contract is surrendered, Nationwide will with certain exceptions, deduct a CDSC, as described below.  The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth.  Earnings are not subject to the CDSC, however, earnings may not be distributed prior to the distribution of all purchase payments.  For tax purposes, a surrender is usually treated as a withdrawal of earnings first.

The CDSC applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	6%
2	5%
3	4%
4	3%
5	2%
6	1%
7	0%

The CDSC is used to cover sales expenses, including commissions, production of sales material and other promotional expenses.  If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general account, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes.  Contract owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.

If the contract owner elects the No CDSC Option at the time of application, no CDSC will be assessed on surrenders.

Waiver of Contingent Deferred Sales Charge

For those contracts where the No CDSC Option is NOT elected, each contract year, the contract owner may withdraw without a CDSC the greater of (1) or (2) where:

(1)	is the lesser of (a) or (b) where:

(a)  is 10% of purchase payments that are otherwise subject to a CDSC (i.e. purchase payments that have been in the contract less than 7 years (84 months)), minus withdrawals made from the contract that were subject to a CDSC;

(b) is 10% of contract value; and

(2)	is amounts required to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative.  Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

(1)	upon the annuitization of contracts which have been in force for at least two years;

(2)	upon payment of a death benefit; or

(3)	from any values which have been held under a contract over 7 years.

No CDSC applies to transfers among sub-accounts.

A contract held by a Charitable Remainder Trust may withdraw CDSC-free the greater of (a) or (b), where:

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(a)	is the amount which would otherwise be available for withdrawal without a CDSC; and

(b)
is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

Partial surrenders taken from this contract to pay advisory or management fees will not be subject to the CDSC provisions of the contract subject to an annual 2% maximum limit.  The 2% maximum withdrawal amount will be determined based upon the contract value as of the most recent calendar year end, or initial purchase payment for contracts issued in the same year as the surrender request(s).  Each surrender requested for the purpose of paying advisory or management fees will apply toward the annual withdrawal maximum of 2%.  Any surrender or that portion of a surrender made for this purpose, that exceeds the limit for that calendar year, will be subject to the CDSC provisions of the contract.  Any surrenders may be subject to income tax and/or tax penalties.  Please see "Partial Surrenders (Partial Redemptions)" later in this prospectus.

This contract may, at certain times, be used in connection with certain offers of exchange initiated by Nationwide.  These exchange offers are intended to provide contract owners who meet certain criteria with a variable annuity designed to accommodate active trading.  If a contract is exchanged into this annuity as part of an exchange offer, the exchange will be made on the basis of the relative net asset values of the exchanged contract.  Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract’s CDSC schedule onto the new contract.  This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed contract years.  This enables the contract owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets.  However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

Premium Taxes

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5.0%.  This range is subject to change.  The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

Nationwide currently deducts premium taxes from the contract either at:

(1)	the time the contract is surrendered;

(2)	annuitization; or

(3)	such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund’s assets.  Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Annual Expenses" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading.  The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner’s sub-account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Systematic Withdrawals;

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•	contract loans or surrenders, including CDSC-free withdrawals;

•	surrenders of annuity units to make annuity payments;

•	surrenders of accumulation units to pay a death benefit; or

•	transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Optional Contract Benefits, Charges and Deductions

For an additional charge, the following optional benefits are available to contract owners.  Not all optional benefits are available in every state.  Unless otherwise indicated:

(1)	optional benefits must be elected at the time of application;

(2)	optional benefits, once elected, may not be terminated; and

(3)	the charges associated with the optional benefits will be assessed until annuitization.

No CDSC Option

For an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account, the contract owner may withdraw amounts in excess of the 10% CDSC-free withdrawal amount without incurring a CDSC.  Withdrawals not subject to CDSC may be subject to taxation and tax penalties.  (See "Federal Tax Considerations" in Appendix C: Contract Types and Tax Information.)  Nationwide may realize a profit from the charge assessed for this option.

Death Benefit Options

In lieu of the standard death benefit, the applicant may elect an available death benefit option at the time of application.  Not all of the death benefit options may be available in every state.

If the contract owner chooses an optional death benefit, Nationwide will deduct a charge equal to an annualized rate of either 0.20% (for the Highest Anniversary Death Benefit Option) or 0.25% (for the Highest Anniversary or 5% Enhanced Death Benefit Option) of the daily net assets of the variable account, depending upon which option was chosen.  The Highest Anniversary or 5% Enhanced Death Benefit Option is only available for contracts issued prior to May 1, 2004.  Nationwide may realize a profit from the charge assessed for these options.  Each benefit is described below.

Highest Anniversary Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)	the contract value;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) or the partial surrender(s).

Highest Anniversary or 5% Enhanced Death Benefit

The Highest Anniversary or 5% Enhanced Death Benefit Option is only available for contracts issued prior to May 1, 2004.  If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)	the contract value;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered;

(3)
the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% interest anniversary value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant’s 86th birthday.  Such total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Spousal Protection Feature

Each death benefit option has a Spousal Protection Feature.  The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.  The Spousal Protection Feature is available for all contract types except Charitable Remainder Trusts, provided the conditions described below are satisfied.  There is no additional charge for this feature.

(1)
one or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner.  For contracts issued as Individual Retirement Annuities and Roth IRAs, only the person for whom the Individual Retirement Annuities or Roth IRA was established may be named as the contract owner;

(2)	the spouses must be co-annuitants;

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(3)	both co-annuitants must be age 85 or younger at the time the contract is issued;

(4)	the spouses must each be named as beneficiaries;

(5)	no person other than the spouse may be named as contract owner, annuitant or primary beneficiary;

(6)
if both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for Individual Retirement Annuities and Roth IRA, this person must be the contract owner);

(7)
if a co-annuitant dies before the annuitization date, the surviving spouse may continue the contract as its sole contract owner.  If the chosen death benefit is higher than the contract value at the time of death, the contract value will be adjusted to equal the applicable death benefit amount.  The surviving spouse may then name a new beneficiary but may not name another co-annuitant; and

(8)
if a co-annuitant is added at any time after the election of the optional death benefit rider, a copy of the certificate of marriage must be provided to the home office.  In addition, the date of marriage must be after the election of the death benefit option.

Long Term Care Facility and Terminal Illness Benefit

In addition, both death benefit options have a Long Term Care Facility and Terminal Illness Benefit at no additional charge provided the conditions described below are satisfied.

No CDSC will be charged if:

(1)	the third contract anniversary has passed; and

(2)	the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

(3)	the contract owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness; and

(4)	Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide’s home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.

For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision.  If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

Extra Value Option

Applicants should be aware of the following prior to electing an extra value option:

(1)	Nationwide may make a profit from the extra value option charge.

(2)
Because the extra value option charge will be assessed against the entire contract value for the first 7 contract years, contract owners who anticipate making additional purchase payments after the first contract year (which will not receive the bonus credit but will be assessed the extra value charge) should carefully examine the extra value option and consult their financial adviser regarding its desirability.

(3)
Nationwide may take back or "recapture" all or part of the amount credited under the extra value option in the event of early surrenders, including revocation of the contract during the contractual free-look period.

(4)	If the market declines during the period that the bonus credits are subject to recapture, the amount subject to recapture could decrease the amount of contract available for surrender.

(5)	The cost of the extra value option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the Extra Value Option credits.

For an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account, the contract owner can purchase an Extra Value Option at the time of application.  The additional charge of 0.45% funds the credit to the contract if the Extra Value Option is elected.  For contracts with the Extra Value Option, the charge for that option will be assessed for 7 years from the date the contract was issued.

In exchange for electing the Extra Value Option and paying the charge as described above, Nationwide will apply a credit of 3% of all purchase payment(s) made during the first 12 months the contract is in force.  This credit is funded from Nationwide’s general account.  The amount credited will be allocated among the sub-accounts in the same proportion that the purchase payment is allocated to the contract.

The option of electing the Extra Value Option allows prospective contract owners to choose between two different variable account charge structures for the first 7 years of the contract.

If the credit is elected and no additional contract options are elected, the total variable account charges under the contract will be an annualized rate of 1.60% of the daily net assets of the variable account for the first 7 years of the contract.  If the Extra Value Option is not elected, total variable account charges will be an annualized rate of 1.15% (assuming no other contract options are elected) of the daily net assets of the variable account for the first 7 years of the contract and thereafter.

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Under these circumstances, the decision to elect or decline the Extra Value Option will depend primarily on whether the prospective contract owner believes it is more advantageous to have:

(a)	a 1.60% variable account charge for the first 7 years of the contract, plus the Extra Value Option credit; or

(b)	a 1.15% variable account charge for the first 7 years of the contract, and after, without the Extra Value Option credit.

The following table demonstrates hypothetical rates of return for contracts with the Extra Value Option and no other optional benefits (total variable account charges of 1.60%) and contracts with no additional contract options (total variable account charges of 1.15%).  The figures are based upon:

(a)	a $100,000 initial purchase payment with no additional purchase payments;

(b)	the deduction of variable account charges at an annualized rate of 1.15% (base contract) and 1.60% (contract with only the Extra Value Option) of the daily net assets of the variable account; and

(c)	an assumed annual rate of return before charges of 7.97% for all years for a period of 10 years.

7.97% Rate of Return

Contract Year	Base Contract (1.15% total charges)	Contract With Extra Value Option (1.60% total charges)
0	$100,000	$103,000
1	$106,725	$109,464
2	$113,903	$116,334
3	$121,564	$123,635
4	$129,740	$131,394
5	$138,465	$139,639
6	$147,778	$148,403
7	$157,716	$157,716
8	$168,323	$168,323
9	$179,644	$179,644
10	$191,726	$191,726

Generally, the higher the rate of return, the more advantageous the Extra Value Option becomes and vice versa.  The table above assumes no additional purchase payments are made to the contract after the first contract anniversary.  If subsequent purchase payments are made to the contract after the first contract anniversary (assuming a rate of return of 7.97%) the number of contract years needed to "break-even" increases in direct correlation with the amount of subsequent purchase payments made to the contract after the first contract anniversary.

Amounts credited to the contract in connection with the Extra Value Option may be recaptured if:

(a)	the contract owner elects to surrender the contract pursuant to the contractual free-look provisions; or

(b)
withdrawals that are (or would be) subject to a CDSC (including withdrawals that would otherwise be subject to a CDSC but for the fact the contract owner elected the No CDSC Option) are taken before the end of the 7th contract year.

If the contract is surrendered pursuant to the contractual free-look, Nationwide will recapture the full credited amount.  In certain states which require the return of purchase payments and for all contracts issued as Individual Retirement Annuity, SEP IRAs, or Simple IRAs upon the exercise of the contractual free look, the full amount will be recaptured, but under no circumstances will the amount returned be less than purchase payments made to the contracts.  That is, Nationwide bears the risk of loss and the potential for gain during the free look period in those states that require the return of purchase payments.

After the free look period and before the 7th contract anniversary, any amounts withdrawn from the contract that are (or would be) subject to a CDSC, including withdrawals that would be subject to a CDSC except that the contract owner elected the No CDSC Option, subjects a part of the amount credited to recapture.  For example, if a contract owner withdraws 13% of purchase payments made within the first contract year, 3% of the amount credited will be recaptured by Nationwide, since the contract owner may withdraw only 10% of purchase payments without a CDSC.  This means that the percentage of the amount credited to be recaptured will be determined by the percentage of total purchase payments reflected in the amount surrendered that is subject to CDSC.  Thus, to determine the amount credited that is subject to recapture, Nationwide will:

(1)	determine the percentage of the contract value subject to CDSC including the percentage of the contract value that would be subject to CDSC except the contract owner elected the No CDSC Option; and

(2)	multiply the percentage from (1) by the total credited amount.

The additional charge of 0.45% of the daily net assets in the variable account will continue to be assessed on the amount remaining after the partial surrender.

The amount recaptured will be taken from the sub-accounts in the same proportion as allocated by the contract owner at the time of the withdrawal.

For contracts issued in the State of New York, after the free look period and before the 7th contract anniversary, amounts credited under the contract may be recaptured whenever withdrawals are made that are (or would be) subject to a CDSC (including withdrawals that would otherwise be subject to a CDSC except that the contract owner elected the No CDSC Option) in accordance with the following:

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Contract Years	(Extra Value Amount) Percentage of First Year Purchase Payments
1 and 2	3%
3, 4 and 5	2%
6 and 7	1%
After year 7	0%

No amount credited will be subject to recapture after the 7th contract anniversary or if a distribution is taken as a result of death, annuitization, or to meet minimum distribution requirements under the Internal Revenue Code.

After the end of the first 7 contract years, the 0.45% charge for the Extra Value Option will no longer be assessed and the amount credited will be fully vested.

Removal of Variable Account Charges

For certain optional benefits, a charge is assessed only for a specified period of time.  To remove a variable account charge at the end of the specified charge period, Nationwide systematically re-rates the contract.  This re-rating results in lower contract charges, but no change in contract value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation.  For example, on a contract where the only optional benefit elected is the 3% Extra Value Option, the variable account value will be calculated using unit values with variable account charges of 1.60% for the first 7 contract years.  At the end of that period, the contract will be re-rated, and the 0.45% charge associated with the 3% Extra Value Option will be removed.  From that point on, the variable account value will be calculated using the unit values with variable account charges at 1.15%.  Thus, the 3% Extra Value Option charge is no longer included in the daily sub-account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the contract value.  Generally, for any given sub-account, the higher the variable account charges, the lower the unit value, and vice versa.  For example, sub-account X with charges of 1.60% will have a lower unit value than sub-account X with charges of 1.15% (higher expenses result in lower unit values).  When, upon re-rating, the unit values used in calculating variable account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the contract value.  In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the contract value after the re-rating is the same as the contract value before the re-rating.

Contract Ownership

The contract owner has all rights under the contract.  Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date.  Any change of contract owner automatically revokes any prior contract owner designation.  Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide’s home office.  No change will be effective unless and until it is received and recorded at Nationwide’s home office.  Once recorded, the change will be effective as of the date signed.  However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date.  These changes must be:

•	on a Nationwide form;

•	signed by the contract owner; and

•	received at Nationwide’s home office before the annuitization date.

Nationwide must review and approve any change requests.  If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

Joint Ownership

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

•	joint owners can only be named for Non-Qualified Contracts;

•	joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

•	the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

•	an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

•	Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

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Contingent Ownership

The contingent owner is entitled to certain benefits under the contract if a contract owner who is not the annuitant dies before the annuitization date and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date.  To change the contingent owner, a written request must be submitted to Nationwide.  Once Nationwide has recorded the change, it will be effective as of the date the change was signed, whether or not the contract owner was living at the time the change was recorded.  The change will not effect any action taken by Nationwide before the change was recorded.

Annuitant

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age.  The annuitant may be changed before the annuitization date with Nationwide’s consent.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner.  The contract owner can name more than one beneficiary.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant’s lifetime by submitting a written request to Nationwide.  Once recorded, the change will be effective as of the date the change was signed, whether or not the annuitant was living at the time the change was recorded.  The change will not effect any action taken by Nationwide before the change was recorded.

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments*
Non-Qualified	$10,000	$500
IRA	$10,000	$500
SEP IRAs	$10,000	$500
Simple IRAs	$10,000	$500
Roth IRA	$10,000	$500
Tax Sheltered Annuity**	$10,000	$500
Investment-only	$10,000	$500
Charitable Remainder Trust	$10,000	$500

*For subsequent purchase payments, sent via electronic deposit, the minimum subsequent purchase payment is $50.  Subsequent purchase payments are not permitted in some states under certain circumstances.

**Only available for contracts issued prior to September 25, 2007 and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

If the contract owner elects the Extra Value Option, amounts credited to the contract may not be used to meet the minimum initial and subsequent purchase payment requirements.

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide’s prior consent.

Pricing

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete.  If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete the application.  If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned to the prospective purchaser unless he or she specifically consents to allow Nationwide to hold the purchase payment until the application is completed.

Generally, subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received.  Transfers must be received by Nationwide no later than 3:00 p.m. Eastern Standard Time to be processed in the current valuation period. The deadline will be extended to 3:35 p.m. Eastern Standard Time for transactions submitted electronically through Nationwide's Internet website (www.nationwide.com).  Nationwide will not accept any request for transactions between the applicable deadline and the close of the NYSE.  Transactions received after the close of the NYSE will be treated as received by Nationwide during the next valuation period.

Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

• New Year’s Day	• Independence Day
• Martin Luther King, Jr. Day	• Labor Day
• Presidents’ Day	• Thanksgiving
• Good Friday	• Christmas
• Memorial Day

Nationwide also will not price purchase payments if:

(1)	trading on the New York Stock Exchange is restricted;

(2)	an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.  If Nationwide is closed on days when the New York Stock Exchange is open,

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Contract value may change and contract owners will not have access to their accounts.

Allocation of Purchase Payments

Nationwide allocates purchase payments to sub-accounts as instructed by the contract owner.  Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units.  Contract owners can change allocations or make exchanges among the sub-accounts.  However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account.  Any request for a change that would result in an amount less than 1% of purchase payments being allocated to any sub-account will not be honored and the allocations among the sub-accounts prior to the request will remain in effect.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The contract value is the value of amounts allocated to the sub-accounts of the variable account.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each of the sub-accounts.

Determining Variable Account Value – Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units.  Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period.  For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)	is the sum of:

(1)	the net asset value of the underlying mutual fund as of the end of the current valuation period; and

(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);

(b)	is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and

(c)
is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner.  The factor is equal to an annualized rate ranging from 1.15% to 2.40% of the daily net assets of the variable account, depending on which contract features the contract owner chose.

Based on the net investment factor, the value of an accumulation unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Transfers Prior to Annuitization

Generally, allocations may be transferred among the sub-accounts once per valuation period without charges or penalties.

Transfer Restrictions

The contracts sold with this prospectus are designed to support active trading strategies that require frequent movement between or among certain sub-accounts (sub-accounts corresponding to underlying mutual funds of the Rydex Variable Insurance Trust).  A contract owner who does not intend to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts.

Nationwide discourages (and will take action to deter) inappropriate market timing in the contract (frequent trading among underlying mutual funds other than those that are part of the Rydex Variable Insurance Trust) because the frequent movement between or among those sub-accounts may negatively impact other investors.  Inappropriate market timing can result in:

•	the dilution of the value of the investors' interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the potentially negative impact of inappropriate market timing of non-Rydex Variable Insurance Trust sub-accounts, Nationwide has implemented, or reserves the right to implement, several restrictions designed to stop inappropriate market timing while still permitting contract owners to actively trade among the sub-accounts of the Rydex Variable Insurance Trust. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

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Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the sub-accounts that are actively traded may be adversely impacted.

Redemption Fees

Some underlying mutual funds assess (against the variable account) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account.  The fee is assessed against the amount transferred and is paid to the underlying mutual fund.  Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.  For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

If Nationwide determines that a contract owner (or a third party acting on the contract owner's behalf) is engaging in harmful market timing, Nationwide reserves the right to take actions to protect investors, including exercising its right to terminate the ability of specified contract owners to submit transfer requests via telephone, facsimile, or over the internet.  If Nationwide exercises this right, affected contract owners would be limited to submitting transfer requests via U.S. mail.

Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from inappropriate market timing or other harmful investment practices employed by some contract owners (or third parties acting on their behalf).

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide contract owner;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request (“transaction information”); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by contract owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  Nationwide and any affected contract owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected contract owner in their current underlying mutual fund allocation.

Transfers After Annuitization

After annuitization, transfers among sub-accounts may only be made on the anniversary of the annuitization date.

Transfer Requests

Contract owners may submit transfer requests in writing, over the telephone, or via the internet.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.

Generally, transfers will be priced based on the next available accumulation unit value after the payment is received.  Transfers must be received by Nationwide no later than 3:00 p.m. Eastern time to be processed in the current valuation period.  The 3:00 p.m. deadline will be extended to 3:35 p.m. Eastern time for transactions submitted electronically through Nationwide's Internet website (www.nationwide.com).  Nationwide will not accept any request for transactions between the applicable deadline and the close of the NYSE.  Transactions received after the close of the NYSE will be treated as received by Nationwide during the next valuation period.

Right to Revoke

Contract owners have a 10 day "free look" to examine the contract.  The contract may be returned to Nationwide’s home office for any reason within 10 days of receipt and Nationwide will refund the contract value or another amount required by law.  The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law.  All IRA, SEP IRA, Simple IRA and Roth IRA refunds will be a return of purchase payments.  State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation.  Any additional amounts refunded to the contract owner will be paid by Nationwide.

Please see "Extra Value Option" for a description of the recapture of the amount credited under the Extra Value Option in the event the right to free look the contract is exercised.

Surrender (Redemption) Prior to Annuitization

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant’s death.  Surrenders from the contract may be subject to federal income tax and/or a penalty tax.  See "Federal

21

Income Taxes" in Appendix C: Contract Types and Tax Information.

Surrender requests must be in writing and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days.  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer (see, “Pricing”).

Partial Surrenders (Partial Redemptions)

For partial surrenders, Nationwide will surrender accumulation units from the sub-accounts in proportion to the value in each underlying mutual fund at the time of the surrender request.

A CDSC may apply.  The contract owner may take the CDSC from either:

(a)	the amount requested; or

(b)	the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

Partial Surrenders to Pay Registered Representative Fees

The contract may be available for use with investment accounts sold by registered representatives.  Any fees and expenses charged by registered representatives or associated with such accounts are separate from and in addition to the fees and expenses of the contract described in this prospectus.  Fees for those accounts would be specified in the respective account agreements with the registered representative.  Selection of an investment advisor is at the complete discretion of the contract owner.  Nationwide is not affiliated with and does not endorse, such advisors and makes no representations as to their qualifications.  Some contract owners may authorize such advisors to take partial surrenders from the contract to pay advisory or management fees.  Partial surrenders taken from this contract to pay advisory or management fees will not be subject to the CDSC provisions of the contract, subject to an annual 2% maximum limit.  The 2% maximum withdrawal amount will be determined based upon the contract value as of the most recent calendar year end, or initial purchase payment for contracts issued in the same year as the surrender request(s).  Each surrender requested for the purpose of paying advisory or management fees will apply toward the annual withdrawal maximum of 2%.  Any surrender or that portion of a surrender made for this purpose, that exceeds the limit for that calendar year, will be subject to the CDSC provisions of the contract.  Any surrenders may be subject to income tax and/or tax penalties.  See "Waiver of Contingent Deferred Sales Charges" earlier in this prospectus.

Full Surrenders (Full Redemptions)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract.  The contract value will reflect:

•	variable account charges;

•	underlying mutual fund charges;

•	the investment performance of the underlying mutual funds;

•	any recapture of extra value credit; and

•	any outstanding loan balance plus accrued interest.

A CDSC may apply.

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;

•	the participant retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment.  All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met.  However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.  Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Surrenders Under a Tax Sheltered Annuity

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant’s death, except as provided below:

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(A)
Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

(1)	when the contract owner reaches age 59½, separates from service, dies or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

(2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

(B)	The surrender limitations described in Section A also apply to:

(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

(3)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C)
Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Loan Privilege

The loan privilege is only available to contract owners of Tax Sheltered Annuities.  Contract owners of Tax Sheltered Annuities may take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date.  Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code.  Nationwide may modify the terms of a loan to comply with changes in applicable law.

Minimum and Maximum Loan Amounts

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount.  Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum non-taxable loan amount based on information provided by the participant or the employer.  Loans may be taxable if a participant has additional loans from other plans.  The total of all outstanding loans must not exceed the following limits:

Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of contract value (not more than $10,000)
$20,000 and over	up to 50% of contract value (not more than $50,000*)

*The $50,000 limit will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

Maximum Loan Processing Fee

Nationwide may charge a loan processing fee at the time each new loan is processed.  The loan processing fee, if assessed, will not exceed $25 per loan processed.  This fee compensates Nationwide for expenses related to administering and processing loans.  Loans are not available in all states.  In addition, some states may not allow Nationwide to assess a loan processing fee.

The fee is taken from the sub-accounts in proportion to the contract value at the time the loan is processed.

How Loan Requests are Processed

All loans are made from the collateral fixed account.  Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached.

No CDSC will be deducted on transfers related to loan processing.

Loan Interest

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full.  The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide.  The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

Loan Repayment

Loans must be repaid in five years.  However, if the loan is used to purchase the contract owner’s principal residence, the contract owner has 15 years to repay the loan.

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Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan.  Loan repayments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement.  Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

•	the contract owner takes a full surrender of the contract;

•	the contract owner/annuitant dies;

•	the contract owner who is not the annuitant dies prior to annuitization; or

•	the contract owner annuitizes the contract.

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue.  A grace period may be available (please refer to the terms of the loan agreement).  If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower.  This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan.  Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount.  Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the contract owner and may not be assigned without Nationwide’s written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract.  An assignment must occur before annuitization while the annuitant is alive.  Once proper notice of assignment is recorded by Nationwide’s home office, the assignment will become effective as of the date the written request was signed.

Investment-only Contracts, IRAs, SEP IRAs, Simple IRAs, Roth IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment.  Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.  Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Systematic Withdrawals

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts proportionately unless Nationwide is instructed otherwise.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner.  The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59½ unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through systematic withdrawals.

If the contract owner did not elect the No CDSC Option and chooses to take systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

(1)	the lesser of (a) or (b) where:

(a)  is 10% of purchase payments that are otherwise subject to a CDSC (i.e. purchase payments that have been in the contract less than 7 years (84 months), minus withdrawals made from the contract that were subject to a CDSC;

    (b) is 10% of contract value; and

(2)	amounts required to meet minimum distribution requirements under the Internal Revenue Code, or

(3)	a percentage of the contract value based on the contract owner’s age, as shown in the table that follows:

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Contract Owner’s Age	Percentage of Contract Value
Under age 59½	5%
Age 59½ through age 61	7%
Age 62 through age 64	8%
Age 65 through age 74	10%
Age 75 and over	13%

Contract value and contract owner’s age are determined as of the date the request for the systematic withdrawal program is recorded by Nationwide’s home office.  For joint owners, the older joint owner’s age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the 10% of purchase payment CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section.  The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative.  Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs.  Nationwide also reserves the right to assess a processing fee for this service.  Systematic withdrawals are not available before the end of the ten day free look period (see "Right to Revoke").

Asset Allocation Service

Provided that the contract has not been annuitized, contract owners may, until December 1, 2006, elect to participate in the Asset Allocation Service.  Under this service, Nationwide will provide administrative support enabling contract owners to utilize the services of designated independent third parties that maintain actively managed asset allocation models.  Contract owners authorize, in consultation with their investment professionals, the automatic reallocation of their contract value, on a continuous basis, according to the allocation recommendations of the selected independent third party.  The allocations and reallocations are effectuated by the standard procedure of purchasing and redeeming accumulation units, as described earlier in this prospectus.  Thus, the Asset Allocation Service enables a contract to be reallocated according to a particular model, without the contract owner having to submit individual transfer requests for each reallocation.

In light of the administrative expenses it incurs in connection with making this service available, Nationwide will assess a charge to the contract equal to an annualized rate not to exceed 0.35% of the daily net assets of the variable account while the Asset Allocation Service is in effect.

Nationwide is not affiliated with, and neither endorses nor guarantees, any independent third party, investment model, or strategy that may be used in connection with the Asset Allocation Service.  Contract owners are advised that the Asset Allocation Service does not guarantee profit or protect against loss.  A contract owner electing the Asset Allocation Service must dedicate all purchase payments in the contract to the service, and must provide all required authorizations in order to allow Nationwide to process allocation and reallocation instructions communicated by the selected third party.

The models managed by the independent third parties utilize sub-accounts that correspond to underlying mutual funds offered through the Rydex Variable Trust.  These underlying mutual funds are designed and managed to accommodate active asset allocation strategies.  Underlying mutual funds available in the contract that assess a Short-Term Trading Fee are not utilized in the models.

Once the Asset Allocation Service is elected, participation in the program will continue until one of the following events occurs:

(1)
the contract owner annuitizes the contract, in which case the Asset Allocation Service will automatically terminate on the annuitization date.  After the service is terminated, the contract's assets will remain as allocated on the date the service is discontinued and the charge for the service will no longer be assessed;

(2)
the contract owner affirmatively terminates the service by submitting a written instruction to terminate.  Termination of the service will be implemented as soon as practicable after Nationwide receives the instruction, but in no event will the service continue for more than 3 days after Nationwide's receipt of the termination instruction.  After the service is terminated, the contract's assets will remain as allocated on the date the service is discontinued and the charge for the service will no longer be assessed.  Until December 1, 2006, the contract owner may re-elect the Asset Allocation Service.  Effective December 1, 2006, contract owners wishing to utilize a model service may elect the Dynamic Advantage Program (see “Dynamic Advantage Program);

(3)
the contract owner submits a request to change their selected model on or after December 1, 2006.  Effective December 1, 2006, in order to change their model selection, a contract owner must terminate their participation in the Asset Allocation Service and elect the Dynamic Advantage Program.  Any request to change a model selection that is submitted on or after December 1, 2006 without a simultaneous request to elect the Dynamic Advantage Program will be considered “not in good order” and Nationwide will make reasonable efforts to contact the contract owner to obtain further instructions;

(4)
The contract owner (including a joint owner) dies, in which case Nationwide will terminate the contract’s participation in the Asset Allocation Service within a reasonable time after notification of such contract owner’s death.  After the service is terminated, the contract's assets will remain as allocated on the date the service is discontinued and the charge for the service will no longer be assessed.  The new contract owner may elect to participate in the Dynamic Advantage Program according to the terms of that feature.

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Nationwide reserves the right to discontinue the Asset Allocation Service at any time upon written notice to contract owners.

Dynamic Advantage Program

Contract owners may elect the Dynamic Advantage Program ("DAP"), an asset allocation service that enables contract owners to have their contract value allocated and reallocated, on a continuous basis, according to one of a variety of actively managed asset allocation models.  Contract owners may elect to participate or terminate the DAP at any time prior to annuitization.  While the DAP is in effect, Nationwide will assess an additional charge equal to an annualized rate not to exceed 0.35% of the daily net assets of the variable account as compensation for implementing administrative systems that are not needed in the absence of the DAP.

Participation in the DAP does not guarantee profit or protect against loss.  Additionally, Nationwide bears no responsibility in connection with the use of the DAP by plans that are subject to ERISA.  Contract owners are advised to consult qualified tax professionals before electing the DAP.

The Models Available in the DAP

The models available through the DAP are actively managed by Rydex Advisory Services, LLC (“Rydex”) according to that model’s specific investment goals.  Some models are managed based on information received from an independent third-party firm; some models are managed based on proprietary tools and methodologies of Rydex.  The currently available models are:

Focused Strategies:
•	Dorsey Wright Sector Rotation Portfolio
•	Dorsey Wright Style Rotation Portfolio
•	Dorsey Wright Tactical Asset Allocation Portfolio
•	First Quadrant Conservative Tactical Asset Allocation Portfolio
•	First Quadrant Moderate Tactical Asset Allocation Portfolio
•	First Quadrant Aggressive Tactical Asset Allocation Portfolio

Diversified Solutions:
•	Conservative Multi-Strategy Portfolio
•	Moderate Multi-Strategy Portfolio
•	Aggressive Multi-Strategy Portfolio

Complete Portfolios:
•	Conservative Complete Portfolio
•	Balanced Complete Portfolio
•	Growth Complete Portfolio
•	Aggressive Growth Complete Portfolio

Each model is comprised of sub-accounts that correspond to underlying mutual funds of the Rydex Variable Trust and occasionally, the NVIT – Money Market Fund II.  More information about the DAP and the individual models is available in the brochure for the program.  More information about the underlying mutual funds utilized in the models is available in the underlying mutual funds’ prospectuses.

It is the contract owner's responsibility to elect a model.  Nationwide encourages the contract owner to consult a qualified financial adviser who will assist in determining the most appropriate model based on the contract owner's particular financial needs, time horizon, and willingness to accept investment risk.  The investment adviser may use tools to make this determination that are either independently acquired or provided by Rydex.  Nationwide bears no responsibility for the investment decision.

Nationwide neither endorses nor guarantees any investment model or strategy.  Nationwide is not affiliated with Rydex or any of the independent third parties employed by Rydex in connection with the management of DAP models.

Rydex as Investment Adviser

For those contracts that elect to use the DAP, the contract owner will enter into a client agreement with Rydex appointing Rydex as their investment adviser for the sole purposes of developing and maintaining the models.  Contract owners will receive a copy of Rydex's DAP brochure/Form ADV at the time of application, which contains more information about Rydex's role as investment adviser.

Election of the DAP

When the DAP is available, a contract owner may elect to begin participating by submitting a written model election form and Rydex client agreement to Nationwide's service center.  As part of the election form, every contract owner who wishes to participate in the DAP must agree to receive advance notice of model changes electronically through a password-protected Internet website.  Specific website and online account information is contained in the DAP brochure.

The DAP will not be effective on a particular contract until the contract owner successfully logs in to their Nationwide online account via the Internet.  Until such time, the contract value will be allocated as instructed by the contract owner (if no instructions are provided, the contract value will be allocated to the NVIT Money Market Fund II) and the DAP charge will not be assessed.

Once the contract owner successfully logs in to their Nationwide online account, Nationwide will begin the process to reallocate the contract value according to the elected model’s current allocations and Nationwide will begin assessing the DAP charge.  Participation in the DAP will continue until the Nationwide records a valid DAP termination request submitted by the contract owner.

Only one model may be elected at any given time and while the DAP is in effect, the contract owner will not be permitted to transfer contract value among the sub-accounts without first terminating their participation in the DAP.  Any subsequent payments submitted to the contract will be allocated according to the currently elected model.  Any surrenders taken from the contract while the DAP is in effect will be taken proportionally from the sub-accounts.  Any charges assessed to the contract will be taken proportionally from the sub-accounts.

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Evaluating and Updating the Models

Rydex will constantly evaluate the models to assess whether the combination and allocation of the sub-accounts within each model optimizes the return potential for that model.  When deemed necessary by Rydex, Rydex will update the models, with such updates occurring as often as several times per week.  Updating the models could entail adding or removing one or more sub-accounts from a model, or changing the allocation percentages among existing sub-accounts.  Rydex bears sole responsibility for monitoring and updating the models.

On any date that model changes are implemented, Nationwide will reallocate the contract value of contracts participating in the affected model pursuant to the discretionary authority granted to Nationwide as a requirement to participate in the DAP.  These changes will cause a reallocation of the contract value in accordance with the new model allocations.

Electronic Notification of Model Updates

Because all of the models available in the DAP are actively managed, it is likely that Rydex will update the models frequently.  When Rydex determines that a model update is warranted, Nationwide will, on behalf of Rydex, post a notice to each model participant’s message center (within their Nationwide online account).  The notice will be posted at least 48 hours before any model changes are implemented and will direct the contract owner to online information about the intended model changes.  Contract owners should check their Nationwide online account’s message center frequently and review these notices carefully.

If the contract owner is comfortable with the impending model changes, the contract owner need not take any action.  If the contract owner is not comfortable with the impending model changes, the contract owner may either select a different model or terminate their participation in the DAP.

Changing Models

Contract owners participating in the DAP may elect to change models at any time.  An election to change models must be communicated to Nationwide’s home office in writing.  If a request to change models is received by Nationwide’s home office prior to 3:35 p.m. Eastern Time on any valuation day, the change will be effective as of that day; if received on or after 3:35 p.m., or on a non-valuation day, the change will be effective as of the next valuation day.

Currently, Nationwide does not impose any restrictions on changing models.  However, Nationwide reserves the right to limit the number, frequency, and mode of communication of model change requests upon written notice to contract owners.

Terminating Participation in the DAP

Contract owners participating in the DAP may elect to terminate participation in the program at any time.  An election to terminate a contract’s DAP must be communicated to Nationwide’s home office in writing or electronically through the contract owner’s Nationwide online account.  If a DAP termination request is received by Nationwide’s home office prior to 3:35 p.m. Eastern Time on any valuation day, the termination will be effective as of that day; if received on or after 3:35 p.m., or on a non-valuation day, the termination will be effective as of the next valuation day.  When a contract owner's participation in the DAP is terminated, the contract value will remain invested as it was on the last day of participation in the DAP and the DAP charge will no longer be assessed.  Additionally, please be aware that the terms of the “Transfer Restrictions” provision apply.

Upon a contract owner’s death, Nationwide will terminate the DAP within a reasonable time (not to exceed 90 days) after such notification, unless Nationwide is instructed otherwise.  Nationwide reserves the right to terminate the availability of the DAP at any time upon written notice to contract owners.

Risks Associated with the DAP

Neither Nationwide nor Rydex guarantees that participation in the DAP will result in a profit or protect against a loss.

Rydex may be subject to competing interests that may affect its decisions as to which sub-accounts are utilized in the models.  Specifically, the models are comprised of sub-accounts that correspond to underlying mutual funds owned by a Rydex affiliate, with such affiliate’s investment advisory fees varying from fund to fund.  However, Rydex believes that its responsibilities and obligations to the contract owners outweigh any conflict that may exist relating to the underlying mutual funds, enabling it to make substantially unbiased choices as to the sub-accounts within the models.

Annuity Commencement Date

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization.  This change must be in writing and approved by Nationwide.

The annuity commencement date may not be later than the first day of the first calendar month after the annuitant’s 90th birthday unless approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The annuitization date is the date that annuity payments begin.  The annuitization date will be the first day of a calendar month unless otherwise agreed.  The annuitization date must be at least 2 years after the contract is issued, but may not be later than:

•	the age (or date) specified in the contract (the annuity commencement date as specified by the contract owner and reflected on the contract’s data page); or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide’s approval.

For contracts issued as Non-qualified contract or Roth-IRAs contracts, the annuity commencement date is the contract

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owner’s 90th birthday unless the contract owner specifies otherwise.

For all other types of contracts, the annuity commencement date is the date when the contract owner reaches age 70½ unless the contract owner specifies otherwise.  The contract owner may not, however, extend the annuity commencement date to a date after the contract owner’s 90th birthday.  For joint owners the older contract owner’s age will be used.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions" in Appendix C: Contract Types and Tax Information).

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the annuitization date, the annuitant must choose:

(1)	an annuity payment option; and

(2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

If the contract owner does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.

Fixed Payment Annuity

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant’s age (in accordance with the contract) by:

(1)	deducting applicable premium taxes from the total contract value; then

(2)	applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VariablePayment Annuity

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant’s age (in accordance with the contract) by:

(1)	deducting applicable premium taxes from the total contract value; then

(2)	applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment.  This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date.  This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due.  The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds.  Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

(1)	multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

(2)	multiplying the result from (1) by the assumed investment rate of 3.5% adjusted for the number of days in the valuation period.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity.  Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity.  An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments.  Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges Among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing.  Exchanges will occur on each anniversary of the annuitization date.

Frequency and Amount of Annuity Payments

Payments are made based on the annuity payment option selected, unless:

•	the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

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•
an annuity payment would be less than $20, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $20.  Payments will be made at least annually.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Annuity Payment Options

Contract owners must elect an annuity payment option before the annuitization date.

(1)
Life Annuity - An annuity payable periodically, but at least annually, for the lifetime of the annuitant.  Payments will end upon the annuitant’s death.  For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment.  The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2)
Joint and Last Survivor Annuity - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual.  If one of these parties dies, payments will continue for the lifetime of the survivor.  As is the case of the Life Annuity payment option, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.  Therefore, it is possible that if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. No death benefit payment will be paid.

(3)
Life Annuity with 120 or 240 Monthly Payments Guaranteed - An annuity payable monthly during the lifetime of the annuitant.  If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum.  The present value will be computed as of the date Nationwide receives the notice of the annuitant’s death.

If the contract owner does not elect an annuity payment option, a life annuity with a guarantee period of 240 months will be the automatic form of payment upon annuitization.

Not all of the annuity payment options may be available in all states.  Contract owners may request other options before the annuitization date.  These options are subject to Nationwide’s approval.

Individual Retirement Annuities and Tax Sheltered Annuities are subject to minimum distribution requirements set forth in the plan, contract, and the Internal Revenue Code.  See "Required Distributions" in “Appendix C: Contract Types and Tax Information.”

Death Benefits

Death of Contract Owner - Non-Qualified Contracts

If the contract owner who is not the annuitant dies before the annuitization date, no death benefit is payable and the joint owner becomes the contract owner.  If no joint owner is named, the contingent owner becomes the contract owner.  If no contingent owner is named, the last surviving contract owner’s estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" in “Appendix C: Contract Types and Tax Information.”

Death of Annuitant - Non-Qualified Contracts

If the annuitant who is not a contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named.  If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

(1)	in a lump sum;

(2)	as an annuity; or

(3)	in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant’s death.  If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.

If no beneficiaries survive the annuitant, the contingent beneficiary(ies) receives the death benefit.  Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner’s estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death of Contract Owner/Annuitant

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the
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"Death of Annuitant – Non-Qualified Contracts" in “Appendix C: Contract Types and Tax Information.”

A joint owner will receive a death benefit if a contract owner/annuitant dies before the annuitization date.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

In lieu of the standard death benefit, an applicant can elect an available death benefit option at the time of application.  Not all death benefit options may be available in all states.  If no optional death benefit is elected at the time of application, the death benefit will equal the contract value.

The death benefit value is determined as of the date Nationwide receives:

(1)	proper proof of the annuitant’s death;

(2)	an election specifying the distribution method; and

(3)	any state required form(s).

Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the contract value will continue to be allocated according to the most recent allocation instructions until the first beneficiary is paid.  After the first beneficiary is paid, the remaining contract value will be allocated to the available money market sub-account until instructions are received from the remaining beneficiary(ies).

Highest Anniversary Death Benefit Option

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)	the contract value;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) or the partial surrender(s).

Highest Anniversary or 5% Enhanced Death Benefit Option

The Highest Anniversary or 5% Enhanced Death Benefit Option is only available for contracts issued prior to May 1, 2004.  If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)	the contract value;

(2)	the total of all purchase payments less an adjustment for amounts surrendered;

(3)
the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	the 5% interest anniversary value.

The adjustment for amounts surrendered will reduced items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% interest anniversary value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant’s 86th birthday.  Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of partial surrender(s).

Statements and Reports

Nationwide will mail contract owners statements and reports.  Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract’s quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract’s quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract owners can receive information from Nationwide faster and reduce the amount of mail they receive by signing up for Nationwide’s eDelivery program.  Nationwide will notify contract owners by email when important documents (statements, prospectuses and other documents) are ready for a contract owner to view, print, or download from Nationwide’s secure server. To choose this option, go to www.nationwide.com/login.

Contract owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s).  Household delivery will continue for
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the life of the contracts.  Please call 1-866-223-0303 to resume regular delivery.  Please allow 30 days for regular delivery to resume.

Legal Proceedings

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business.  It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  Nationwide does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide’s consolidated financial position.  However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices.  A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than Nationwide.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years.  Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues.  Nationwide has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide.  Nationwide has cooperated with these investigations.  Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by Nationwide and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer.  Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back medium-term note (MTN) programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives.  Related investigations, proceedings or inquiries may be commenced in the future.  Nationwide and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the Nationwide MTN program.  Nationwide is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies.  These proceedings also could affect the outcome of one or more of Nationwide’s litigation matters.  There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.

On November 20, 2007, Nationwide and Nationwide Retirement Solutions, Inc. (NRS) were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v NLIC, NRS, Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z.  The plaintiffs purport to represent a class of all participants in the Alabama State Employees Association (ASEA) plan, excluding members of the Board of Control during the Class Period and excluding ASEA’s directors, officers and board members during the class period.  The class period is the date from which Nationwide and/or NRS first made a payment to ASEA or PEBCO arising out of the funding agreement dated March 24, 2004 to the date class notice is provided.  The plaintiffs allege that the defendants breached their fiduciary duties, converted plan participants’ properties, and breached their contract when payments were

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made and the plan was administered under the funding agreement.  The complaint seeks a declaratory judgment, an injunction, disgorgement of amounts paid, compensatory and punitive damages, interest, attorneys’ fees and costs, and such other equitable and legal relief to which the plaintiffs and class members may be entitled.  On January 9, 2008, Nationwide and NRS filed a Notice of Removal to the United States District Court Northern District of Alabama, Southern Division.  On January 16, 2008, Nationwide and NRS filed a motion to dismiss.  On January 24, 2008, the plaintiffs filed a motion to remand.  The motions have been fully briefed.  Nationwide and NRS intend to defend this case vigorously.

On July 11, 2007, Nationwide was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al.  The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries).  The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties.  The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  On October 12, 2007, Nationwide filed a motion to dismiss.  The motion has been fully briefed.  Nationwide intends to defend this lawsuit vigorously.

On November 15, 2006, Nationwide Financial Services, Inc. (NFS), Nationwide and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc.  The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period.  The class period is from January 1, 1996 until the class notice is provided.  The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds.  The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest.  On January 25, 2007, NFS, Nationwide and NRS filed a motion to dismiss.  On September 17, 2007, the Court granted the motion to dismiss.  On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint.  On October 25, 2007, NFS, Nationwide and NRS filed their opposition to the plaintiff’s motion.  NFS, Nationwide and NRS continue to defend this lawsuit vigorously.

On February 11, 2005, Nationwide was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company.  The plaintiff claims that the total of modal payments that policyholders paid per year exceeded the guaranteed maximum premium provided for in the policy. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment.  The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees.  On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims.  The court certified a class consisting of all residents of the United States and the Virgin Islands who, during the class period, paid premiums on a modal basis to Nationwide for term life insurance policies issued by Nationwide during the class period that provide for guaranteed maximum premiums, excluding certain specified products.  Excluded from the class are Nationwide; any parent, subsidiary or affiliate of Nationwide; all employees, officers and directors of Nationwide; and any justice, judge or magistrate judge of the State of Ohio who may hear the case.  The class period is from February 10, 1990 through February 2, 2006, the date the class was certified.  On January 26, 2007, the plaintiff filed a motion for summary judgment.  On April 30, 2007, Nationwide filed a motion for summary judgment.  On February 4, 2008, the Court entered its ruling on the parties’ pending motions for summary judgment.  The Court granted Nationwide’s motion for summary judgment for some of the plaintiffs’ causes of action, including breach of contract claims on all decreasing term policies, plaintiff Carr’s individual claims for fraud by omission, violation of the Ohio Deceptive Trade Practices Act and all unjust enrichment claims.  However, several claims against Nationwide remain, including plaintiff Carr’s individual claim for breach of contract and the plaintiff Class’ claims for breach of contract for the term life policies in 43 of 51 jurisdictions.  The Court has requested additional briefing on Nationwide’s affirmative defense that the doctrine of voluntary payment acts as a defense to the breach of contract claims. Nationwide continues to defend this lawsuit vigorously.

On April 13, 2004, Nationwide was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company.  Nationwide removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004.  On December 27, 2004, the case was transferred to the United States District Court for the District

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of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation.  In response, on May 13, 2005, the plaintiff filed the first amended complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity.  The first amended complaint purports to disclaim, with respect to market timing or stale price trading in Nationwide’s annuities sub-accounts, any allegation based on Nationwide’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of Nationwide annuities or units in annuities sub-accounts.  The plaintiff claims, in the alternative, that if Nationwide is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to Nationwide’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity.  The first amended complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs.  On June 1, 2006, the District Court granted Nationwide’s motion to dismiss the plaintiff’s complaint.  The plaintiff appealed the District Court’s decision, and the issues have been fully briefed.  Nationwide continues to defend this lawsuit vigorously.

On August 15, 2001, NFS and Nationwide were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company.  Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from Nationwide.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that Nationwide and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and Nationwide, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class.  On September 25, 2007, NFS’ and Nationwide’s motion to dismiss the plaintiffs’ fifth amended complaint was denied.  On October 12, 2007, NFS and Nationwide filed their answer to the plaintiffs’ fifth amended complaint and amended counterclaims.  On November 1, 2007, the plaintiffs filed a motion to dismiss NFS’ and Nationwide’s amended counterclaims.  On November 15, 2007, the plaintiffs filed a motion for class certification.  On February 8, 2008, the Court denied the plaintiffs’ motion to dismiss the amended counterclaim, with the exception that it was tentatively granting the plaintiffs’ motion to dismiss with respect to the Companies’ claim that it could recover any “disgorgement remedy” from plan sponsors.  NFS and Nationwide continue to defend this lawsuit vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

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To learn more about this product, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI and to request other information about this product please call our Service Center at 1-800-848-6331 (TDD 1-800-238-3035) or write to us at Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the product.  Information about us and the product (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811- 5701
Securities Act of 1933 Registration File No. 333-62692

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Appendix A: Underlying Mutual Funds

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2007
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Reasonable income.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	High current income.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	To provide a high level of income as is consistent with the preservation of capital.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

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Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	To maximize total investment return primarily by seeking growth of capital.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	To maximize total investment return seeking income and, secondarily, long-
term growth of capital.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	To maximize total investment return primarily by seeking growth of capital and income.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	To maximize total investment return primarily by seeking growth of capital but also income.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	To maximize total investment return by seeking income and, secondarily, long-term growth of capital.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

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Nationwide Variable Insurance Trust - NVIT Mid Cap Growth Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	NorthPointe Capital, LLC
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Money Market Fund II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of income while preserving capital and minimizing fluctuations in share value.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Oberweis Asset Management, Inc.; Waddell & Reed Investment Management
Company
Investment Objective:	Capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P.
Morgan Investment Management Inc.
Investment Objective:	Capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.: American Century Investment
Management Inc.; Gartmore Global Partners; Morgan Stanley Investment
Management; Neuberger Berman Management, Inc.; Putnam Investment
Management, LLC; Waddell & Reed Investment Management Company
Investment Objective:	Long-term growth of capital.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Total return through a flexible combination of capital appreciation and current income.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Rydex Variable Trust - Absolute Return Strategies Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.

Rydex Variable Trust - Banking Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies)
and savings and loan institutions.

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Rydex Variable Trust - Basic Materials Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.

Rydex Variable Trust - Biotechnology Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.

Rydex Variable Trust - CLS AdvisorOne Amerigo Fund
Investment Adviser:	Rydex Investments
Sub-adviser:	CLS Investment Firm, LLC
Investment Objective:	Long-term capital growth without regard to current income.

Rydex Variable Trust - CLS AdvisorOne Berolina Fund
Investment Adviser:	Rydex Investments
Sub-adviser:	CLS Investment Firm, LLC
Investment Objective:	Growth of capital and total return.

Rydex Variable Trust - CLS AdvisorOne Clermont Fund
Investment Adviser:	Rydex Investments
Sub-adviser:	CLS Investment Firm, LLC
Investment Objective:	A combination of current income and growth of capital.

Rydex Variable Trust - Commodities Strategy Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Seeks to provide investment results that correlate to the performance of the
Goldman Sachs Commodity Total Return Index ("GSCI® Index").

Rydex Variable Trust - Consumer Products Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.

Rydex Variable Trust - Dow 2x Strategy Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the
Dow Jones Industrial Average.

Rydex Variable Trust - Electronics Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.

Rydex Variable Trust - Energy Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.

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Rydex Variable Trust - Energy Services Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.

Rydex Variable Trust - Europe 1.25x Strategy Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that correspond to the daily performance of the Dow
Jones STOXX 50 Index.

Rydex Variable Trust - Financial Services Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the financial services sector.

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that correspond with 120% of the daily price movement of the Long Treasury Bond.

Rydex Variable Trust - Health Care Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the health care industry.

Rydex Variable Trust - Hedged Equity Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the long/short hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.

Rydex Variable Trust - International Rotation Fund
Investment Adviser:	Rydex Investments
Sub-adviser:	Valu-Trac
Investment Objective:	Seeks long term capital appreciation.

Rydex Variable Trust - Internet Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Capital appreciation by investing in companies that provide products or services designed for or related to the Internet.

Rydex Variable Trust - Inverse Dow 2x Strategy Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that inversely correspond to 200% of the daily performance of the Dow Jones Industrial Average.

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the
Long Treasury Bond.

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the
S&P Mid Cap 400® Index.

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Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the
NASDAQ 100 Index®.

Rydex Variable Trust - Inverse Russell 2000®  Strategy Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the
Russell 2000 Index®.

Rydex Variable Trust - Inverse S&P 500 Strategy Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that will inversely correlate to the daily performance of the S&P 500® Index.

Rydex Variable Trust - Japan 1.25x Strategy Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that correlate to the daily performance of the Topix 100
Index.

Rydex Variable Trust - Large-Cap Growth Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P
500/Citigroup Pure Growth Index.

Rydex Variable Trust - Large-Cap Value Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P
500/Citigroup Pure Growth Index.

Rydex Variable Trust - Leisure Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Capital appreciation by investing in companies engaged in leisure and entertainment businesses.

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P
MidCap 400® Index.

Rydex Variable Trust - Mid-Cap Growth Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P
MidCap 400/Citigroup Pure Growth Index.

Rydex Variable Trust - Mid-Cap Value Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P
MidCap 400/Citigroup Pure Growth Index.

Rydex Variable Trust - Multi-Cap Core Equity Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Long-term capital appreciation.

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the
NASDAQ 100 Index®.

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Rydex Variable Trust - NASDAQ-100® Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that correspond to the daily performance of the
NASDAQ 100 Index®.

Rydex Variable Trust - Nova Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that correspond to 150% of the daily performance of the
S&P 500® Index.

Rydex Variable Trust - Precious Metals Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.

Rydex Variable Trust - Real Estate Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts.

Rydex Variable Trust - Retailing Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers.

Rydex Variable Trust - Russell 2000®  1.5x Strategy Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that correspond to the daily performance of the Russell
2000 Index®.

Rydex Variable Trust - S&P 500 2x Strategy Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the
S&P 500® Index.

Rydex Variable Trust - Sector Rotation Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Long-term capital appreciation.

Rydex Variable Trust - Small-Cap Growth Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P
SmallCap 600/Citigroup Pure Growth Index.

Rydex Variable Trust - Small-Cap Value Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P
SmallCap 600/Citigroup Pure Value Index.

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the
U.S. Dollar Index.

41

Rydex Variable Trust - Technology Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.

Rydex Variable Trust - Telecommunications Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.

Rydex Variable Trust - Transportation Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.

Rydex Variable Trust - Utilities Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Capital appreciation by investing in companies that operate public utilities.

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the
U.S. Dollar Index.

42

Appendix B: Condensed Financial Information

The following tables list the Condensed Financial Information (the accumulation unit value information for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 1.15%) and contracts with all available optional benefits available on December 31, 2007 (the maximum variable account charge of 2.40%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those periods with an (*) reflect accumulation unit information for a partial year only.  Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

calling:                                1-866-233-3223, TDD 1-800-238-3035

writing:                                Nationwide Life Insurance Company
                                              5100 Rings Road, RR1-04-F4
                                              Dublin, Ohio 43017-1522
checking
on-line at:                           www.nationwide.com

The following fund was added to the variable account effective May 1, 2008, therefore, no Condensed Financial Information is available:

•	Rydex Variable Trust - International Rotation Fund

No Additional Contract Options Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ	14.074488	13.902389	-1.22%	118,419	2007
	12.159935	14.074488	15.74%	192,225	2006
	11.756563	12.159935	3.43%	100,746	2005
	10.525732	11.756563	11.69%	62,053	2004
	8.231800	10.525732	27.87%	21,322	2003
	10.000000	8.231800	-17.68%	27,149	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III - Q/NQ	10.393580	12.434677	19.64%	45,630	2007
	10.870614	10.393580	-4.39%	79,699	2006
	10.763398	10.870614	1.00%	89,757	2005
	9.837267	10.763398	9.41%	24,037	2004
	7.965593	9.837267	23.50%	3,681	2003
	10.000000	7.965593	-20.34%	20,383	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ	15.178318	14.231919	-6.24%	146,727	2007
	12.940540	15.178318	17.29%	312,472	2006
	12.463283	12.940540	3.83%	170,033	2005
	11.027630	12.463283	13.02%	129,405	2004
	8.650683	11.027630	27.48%	38,324	2003
	10.000000	8.650683	-13.49%	25,164	2002*

43

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R - Q/NQ	15.841706	18.367123	15.94%	513,488	2007
	14.382262	15.841706	10.15%	393,422	2006
	12.469773	14.382262	15.34%	373,815	2005
	10.955525	12.469773	13.82%	132,240	2004
	8.646375	10.955525	26.71%	60,835	2003
	10.000000	8.646375	-13.54%	25,529	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ	14.333388	14.347754	0.10%	308,261	2007
	12.094235	14.333388	18.51%	444,759	2006
	11.584614	12.094235	4.40%	260,419	2005
	10.541627	11.584614	9.89%	98,808	2004
	8.196128	10.541627	28.62%	31,947	2003
	10.000000	8.196128	-18.04%	5,085	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ	10.939741	13.695686	25.19%	462,950	2007
	10.383122	10.939741	5.36%	134,259	2006
	9.953899	10.383122	4.31%	200,685	2005
	9.764143	9.953899	1.94%	66,766	2004
	7.454945	9.764143	30.98%	35,482	2003
	10.000000	7.454945	-25.45%	10,092	2002*

NVIT Federated NVIT High Income Bond Fund: Class III- Q/NQ	11.042678	11.260798	1.98%	74,710	2007
	10.100274	11.042678	9.33%	48,074	2006
	10.000000	10.100274	1.00%	5,276	2005*

NVIT NVIT Government Bond Fund: Class III - Q/NQ	11.576159	12.260965	5.92%	374,061	2007
	11.331337	11.576159	2.16%	243,870	2006
	11.109557	11.331337	2.00%	205,176	2005
	10.883104	11.109557	2.08%	183,065	2004
	10.781715	10.883104	0.94%	98,862	2003
	10.000000	10.781715	7.82%	68,307	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ	11.107227	11.574684	4.21%	71,721	2007
	10.586857	11.107227	4.92%	168,038	2006
	10.358800	10.586857	2.20%	145,586	2005
	10.000000	10.358800	3.59%	19,100	2004*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ	11.722961	12.261815	4.60%	96,259	2007
	10.940589	11.722961	7.15%	71,702	2006
	10.575547	10.940589	3.45%	50,033	2005
	10.000000	10.575547	5.76%	3,176	2004*

44

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ	12.395483	12.951058	4.48%	241,782	2007
	11.251640	12.395483	10.17%	193,260	2006
	10.788731	11.251640	4.29%	177,123	2005
	10.000000	10.788731	7.89%	42,257	2004*

NVIT NVIT Investor Destinations Moderately Agressive Fund: Class VI - Q/NQ	13.204627	13.855661	4.93%	276,663	2007
	11.660052	13.204627	13.25%	203,994	2006
	11.007650	11.660052	5.93%	143,753	2005
	10.000000	11.007650	10.08%	40,763	2004*

NVIT NVIT Investor Destinations Agressive Fund: Class VI - Q/NQ	13.792855	14.446779	4.74%	147,495	2007
	11.933820	13.792855	15.58%	164,066	2006
	11.182797	11.933820	6.72%	117,629	2005
	10.000000	11.182797	11.83%	19,888	2004*

NVIT NVIT Mid Cap Growth Fund: Class III - Q/NQ	13.182019	14.198261	7.71%	17,379	2007
	12.130017	13.182019	8.67%	11,651	2006
	11.182648	12.130017	8.47%	15,810	2005
	9.810147	11.182648	13.99%	14,160	2004
	7.076605	9.810147	38.63%	7,804	2003
	10.000000	7.076605	-29.23%	0	2002*

NVIT NVIT Money Market Fund: Class II - Q/NQ	10.173181	10.483216	3.05%	5,295,028	2007
	9.885302	10.173181	2.91%	4,782,716	2006
	9.778684	9.885302	1.09%	6,351,788	2005
	9.851627	9.778684	-0.74%	4,548,051	2004
	9.948560	9.851627	-0.97%	3,470,441	2003
	9.994345	9.948560	-0.46%	4,085,164	2002
	10.000000	9.994345	-0.06%	530,488	2001*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class III- Q/NQ	11.636799	12.630619	8.54%	10,391	2007
	11.403796	11.636799	2.04%	13,799	2006
	10.681737	11.403796	6.76%	21,464	2005
	9.528155	10.681737	12.11%	37,044	2004
	7.188029	9.528155	32.56%	24,419	2003
	10.000000	7.188029	-28.12%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ	15.166961	13.953494	-8.00%	9,201	2007
	13.072509	15.166961	16.02%	23,312	2006
	12.831290	13.072509	1.88%	26,830	2005
	11.059299	12.831290	16.02%	47,656	2004
	7.135827	11.059299	54.98%	25,676	2003
	10.000000	7.135827	-28.64%	2,986	2002*

45

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class III - Q/NQ	15.844886	15.992248	0.93%	41,911	2007
	14.303059	15.844886	10.78%	81,632	2006
	12.883483	14.303059	11.02%	66,403	2005
	10.946885	12.883483	17.69%	15,245	2004
	7.854705	10.946885	39.37%	17,820	2003
	10.000000	7.854705	-21.45%	4,672	2002*

NVIT NVIT Nationwide Fund: Class III - Q/NQ	13.235171	14.157586	6.97%	17,123	2007
	11.774685	13.235171	12.40%	59,194	2006
	11.095617	11.774685	6.12%	51,523	2005
	10.219517	11.095617	8.57%	6,367	2004
	8.109700	10.219517	26.02%	2,560	2003
	10.000000	8.109700	-18.90%	4,433	2002*

Rydex Variable Trust - Absolute Return Strategies Fund - Q/NQ	10.615800	10.895483	2.63%	229,357	2007
	10.070102	10.615800	5.42%	234,528	2006
	10.000000	10.070102	0.70%	7,604	2005*

Rydex Variable Trust - Banking Fund - Q/NQ	15.775194	11.370105	-27.92%	75,935	2007
	14.345009	15.775194	9.97%	91,962	2006
	14.924061	14.345009	-3.88%	39,053	2005
	13.158620	14.924061	13.42%	41,009	2004
	10.104478	13.158620	30.23%	73,221	2003
	10.302548	10.104478	-1.92%	25,905	2002
	10.000000	10.302548	3.03%	8,875	2001*

Rydex Variable Trust - Basic Materials Fund - Q/NQ	18.533610	24.541698	32.42%	335,938	2007
	15.330613	18.533610	20.89%	270,767	2006
	14.906475	15.330613	2.85%	132,249	2005
	12.479977	14.906475	19.44%	217,906	2004
	9.603806	12.479977	29.95%	379,381	2003
	11.135186	9.603806	-13.75%	10,189	2002
	10.000000	11.135186	11.35%	0	2001*

Rydex Variable Trust - Biotechnology Fund - Q/NQ	9.067923	9.357862	3.20%	94,051	2007
	9.488486	9.067923	-4.43%	79,873	2006
	8.673278	9.488486	9.40%	242,690	2005
	8.678797	8.673278	-0.06%	41,954	2004
	6.177872	8.678797	40.48%	108,631	2003
	11.436499	6.177872	-45.98%	19,412	2002
	10.000000	11.436499	14.36%	1,266	2001*

46

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - CLS AdvisorOne Amerigo Fund - Q/NQ	10.017545	11.265455	12.46%	250,428	2007*

Rydex Variable Trust - CLS AdvisorOne Berolina Fund - Q/NQ	10.000000	10.790387	7.90%	46,078	2007*

Rydex Variable Trust - CLS AdvisorOne Clermont Fund - Q/NQ	10.020827	10.521594	5.00%	40,251	2007*

Rydex Variable Trust - Commodities Strategy Fund - Q/NQ	7.177332	9.294898	29.50%	275,482	2007
	8.840859	7.177332	-18.82%	75,975	2006
	10.000000	8.840859	-11.59%	31,638	2005*

Rydex Variable Trust - Consumer Products Fund - Q/NQ	15.215528	16.705865	9.79%	100,352	2007
	13.107925	15.215528	16.08%	131,789	2006
	13.312717	13.107925	-1.54%	31,508	2005
	11.886246	13.312717	12.00%	107,024	2004
	9.867686	11.886246	20.46%	59,697	2003
	10.355991	9.867686	-4.72%	29,763	2002
	10.000000	10.355991	3.56%	0	2001*

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ	13.230610	14.143597	6.90%	227,834	2007
	10.252645	13.230610	29.05%	221,205	2006
	10.782122	10.252645	-4.91%	122,833	2005
	10.000000	10.782122	7.82%	183,294	2004*

Rydex Variable Trust - Electronics Fund - Q/NQ	9.752427	9.398954	-3.62%	20,444	2007
	9.626347	9.752427	1.31%	10,509	2006
	9.374996	9.626347	2.68%	57,630	2005
	12.155900	9.374996	-22.88%	221,280	2004
	7.241171	12.155900	67.87%	203,031	2003
	14.145323	7.241171	-48.81%	10,979	2002
	10.000000	14.145323	41.45%	1,725	2001*

Rydex Variable Trust - Energy Fund - Q/NQ	21.244157	27.973373	31.68%	300,446	2007
	19.200634	21.244157	10.64%	198,671	2006
	14.019810	19.200634	36.95%	242,588	2005
	10.722492	14.019810	30.75%	226,754	2004
	8.817860	10.722492	21.60%	275,327	2003
	10.313664	8.817860	-14.50%	101,152	2002
	10.000000	10.313664	3.14%	0	2001*

47

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Energy Services Fund - Q/NQ	25.112820	34.031250	35.51%	214,827	2007
	22.890848	25.112820	9.71%	141,325	2006
	15.614496	22.890848	46.60%	237,854	2005
	11.811050	15.614496	32.20%	77,398	2004
	11.021212	11.811050	7.17%	117,924	2003
	12.680697	11.021212	-13.09%	24,076	2002
	10.000000	12.680697	26.81%	1,613	2001*

Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ	17.116166	19.128094	11.75%	446,601	2007
	13.369428	17.116166	28.02%	392,099	2006
	12.716325	13.369428	5.14%	311,299	2005
	11.075208	12.716325	14.82%	414,645	2004
	7.830613	11.075208	41.43%	534,434	2003
	11.057089	7.830613	-29.18%	50,746	2002
	10.000000	11.057089	10.57%	0	2001*

Rydex Variable Trust - Financial Services Fund - Q/NQ	15.295892	12.276218	-19.74%	62,489	2007
	13.255559	15.295892	15.39%	189,747	2006
	12.971124	13.255559	2.19%	164,801	2005
	11.204171	12.971124	15.77%	120,559	2004
	8.791528	11.204171	27.44%	84,911	2003
	10.475591	8.791528	-16.08%	19.453	2002
	10.000000	10.475591	4.76%	0	2001*

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ	12.089355	13.113130	8.47%	315,112	2007
	12.627431	12.089355	-4.26%	222,399	2006
	11.862222	12.627431	6.45%	520,493	2005
	11.074032	11.862222	7.12%	405,891	2004
	11.324252	11.074032	-2.21%	290,745	2003
	9.660145	11.324252	17.23%	100,664	2002
	10.000000	9.660145	-3.40%	0	2001*

Rydex Variable Trust - Health Care Fund - Q/NQ	11.716235	12.278483	4.80%	168,503	2007
	11.275709	11.716235	3.91%	137,378	2006
	10.309163	11.275709	9.38%	198,679	2005
	9.818013	10.309163	5.00%	162,730	2004
	7.653601	9.818013	28.28%	120,475	2003
	9.839345	7.653601	-22.21%	32,347	2002
	10.000000	9.839345	-1.61%	0	2001*

Rydex Variable Trust - Hedged Equity Fund - Q/NQ	10.785893	10.997855	1.97%	48,493	2007
	10.084089	10.785893	6.96%	157,511	2006
	10.000000	10.084089	0.84%	23,439	2005*

48

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Internet Fund - Q/NQ	15.437753	16.844570	9.11%	107,945	2007
	14.235823	15.437753	8.44%	89,595	2006
	14.601909	14.235823	-2.51%	168,555	2005
	12.748252	14.601909	14.54%	112,822	2004
	7.844840	12.748252	62.50%	135,414	2003
	14.006514	7.844840	-43.99%	13,965	2002
	10.000000	14.006514	40.07%	0	2001*

Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ	6.825793	6.140424	-10.04%	76,616	2007
	8.826352	6.825793	-22.67%	239,283	2006
	8.785848	8.826352	0.46%	52,799	2005
	10.000000	8.785848	-12.14%	58,091	2004*

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ	8.708860	8.219706	-5.62%	207,004	2007
	8.149326	8.708860	6.87%	430,618	2006
	8.699668	8.149326	-6.33%	369,368	2005
	9.851634	8.699668	-11.69%	422,442	2004
	10.000000	9.851634	-1.48%	148,083	2003*

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ	7.542666	7.307483	-3.12%	36,621	2007
	7.933739	7.542666	-4.93%	118,580	2006
	8.738896	7.933739	-9.21%	27,311	2005
	10.000000	8.738896	-12.61%	7,757	2004*

Rydex Variable Trust - Inverse NASDAQ - 100® Strategy Fund - Q/NQ	4.817969	4.224987	-12.31%	244,883	2007
	4.943186	4.817969	-2.53%	490,073	2006
	4.937786	4.943186	0.11%	189,155	2005
	5.665548	4.937786	-12.85%	182,623	2004
	9.151251	5.665548	-38.09%	186,582	2003
	6.916610	9.151251	32.31%	175,961	2002
	10.000000	6.916610	-30.83%	0	2001*

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ	7.088828	7.383028	4.15%	108,287	2007
	8.144778	7.088828	-12.96%	220,905	2006
	8.498725	8.144778	-4.16%	115,091	2005
	10.000000	8.498725	-15.01%	9,685	2004*

Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ	6.557795	6.535677	-0.34%	354,919	2007
	7.172039	6.557795	-8.56%	337,630	2006
	7.311622	7.172039	-1.91%	324,390	2005
	8.237587	7.311622	-11.24%	299,168	2004
	10.914391	8.237587	-24.53%	135,326	2003
	9.076802	10.914391	20.24%	132,236	2002
	10.000000	9.076802	-9.23%	625	2001*

49

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Japan 1.25x Strategy Fund - Q/NQ	13.070149	11.468090	-12.26%	73,537	2007
	12.575856	13.070149	3.93%	207,706	2006
	10.570918	12.575856	18.97%	598,105	2005
	9.692643	10.570918	9.06%	153,701	2004
	7.125000	9.692643	36.04%	127,189	2003
	8.601313	7.125000	-17.16%	14,312	2002
	10.000000	8.601313	-13.99%	0	2001*

Rydex Variable Trust - Large-Cap Growth Fund - Q/NQ	10.846436	11.247697	3.70%	188,593	2007
	10.409753	10.846436	4.19%	142,582	2006
	10.346916	10.409753	0.61%	90,507	2005
	10.000000	10.346916	3.47%	209,570	2004*

Rydex Variable Trust - Large-Cap Value Fund - Q/NQ	13.372720	12.508650	-6.46%	118,768	2007
	11.497223	13.372720	16.31%	564,616	2006
	11.162898	11.497223	2.99%	142,472	2005
	10.000000	11.162898	11.63%	73,398	2004*

Rydex Variable Trust - Leisure Fund - Q/NQ	18.458246	17.781792	-3.66%	28,856	2007
	15.123240	18.458246	22.05%	166,409	2006
	16.081745	15.123240	-5.96%	18,281	2005
	13.134496	16.081745	22.44%	209,284	2004
	9.850335	13.134496	33.34%	66,917	2003
	11.690551	9.850335	-15.74%	7,431	2002
	10.000000	11.690551	16.91%	0	2001*

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ	20.654432	21.149756	2.40%	163,330	2007
	18.914906	20.654432	9.20%	143,532	2006
	16.774277	18.914906	12.76%	333,479	2005
	13.892954	16.774277	20.74%	229,583	2004
	9.220137	13.892954	50.68%	232,424	2003
	12.344390	9.220137	-25.31%	47,753	2002
	10.000000	12.344390	23.44%	488	2001*

Rydex Variable Trust - Mid-Cap Growth Fund - Q/NQ	12.096993	12.967810	7.20%	233,432	2007
	11.866251	12.096993	1.94%	146,294	2006
	10.769306	11.866251	10.19%	435,493	2005
	10.000000	10.769306	7.69%	122,462	2004*

Rydex Variable Trust - Mid-Cap Value Fund - Q/NQ	14.167806	13.325268	-5.95%	98,056	2007
	12.241776	14.167806	15.73%	143,671	2006
	11.432424	12.241776	7.08%	133,756	2005
	10.000000	11.432424	14.32%	271,249	2004*

50

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Multi-Cap Core Equity Fund - Q/NQ	11.312109	10.592889	-6.36%	13,871	2007
	10.006151	11.312109	13.05%	13,995	2006
	10.000000	10.006151	0.06%	293	2005*

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ	13.252407	15.433917	16.46%	260,762	2007
	12.674459	13.252407	4.56%	166,631	2006
	12.680465	12.674459	-0.05%	243,774	2005
	11.731438	12.680465	8.09%	754,362	2004
	8.161230	11.731438	43.75%	160,597	2003
	13.502288	8.161230	-39.56%	26,362	2002
	10.000000	13.502288	35.02%	4,801	2001*

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ	10.207461	12.935014	26.72%	437,034	2007
	9.847099	10.207461	3.66%	260,252	2006
	10.272747	9.847099	-4.14%	480,769	2005
	9.099366	10.272747	12.90%	999,207	2004
	4.634022	9.099366	96.36%	310,980	2003
	15.353386	4.634022	-69.82%	133,785	2002
	10.000000	15.353386	53.53%	0	2001*

Rydex Variable Trust - Nova Fund - Q/NQ	13.510922	13.505039	-0.04%	345,385	2007
	11.459012	13.510922	17.91%	505,362	2006
	11.149791	11.459012	2.77%	528,778	2005
	9.840538	11.149791	13.30%	821,362	2004
	7.152002*	9.840538	37.59%	500,876	2003
	11.256940	7.152002*	-36.47%	113,589	2002
	10.000000	11.256940	12.57%	4,063	2001*

Rydex Variable Trust - Precious Metals Fund - Q/NQ	23.035143	27.220790	18.17%	239,265	2007
	19.190145	23.035143	20.04%	238,327	2006
	16.058647	19.190145	19.50%	268,503	2005
	18.937535	16.058647	-15.20%	171,902	2004
	13.596420	18.937535	39.28%	175,559	2003
	9.447667	13.596420	43.91%	210,896	2002
	10.000000	9.447667	-5.52%	4,868	2001*

Rydex Variable Trust - Real Estate Fund - Q/NQ	23.100685	18.467932	-20.05%	84,369	2007
	17.876161	23.100685	29.23%	257,195	2006
	16.877142	17.876161	5.92%	144,859	2005
	13.179686	16.877142	28.05%	226,442	2004
	10.231690	13.179686	28.81%	48,888	2003
	10.467730	10.231690	-2.25%	29,915	2002
	10.000000	10.467730	4.68%	4,763	2001*

51

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Retailing Fund - Q/NQ	15.079053	13.026525	-13.61%	20,713	2007
	13.857675	15.079053	8.81%	31,660	2006
	13.290296	13.857675	4.27%	14,923	2005
	12.216001	13.290296	8.79%	87,884	2004
	9.135884	12.216001	33.71%	56,484	2003
	11.835742	9.135884	-22.81%	1,813	2002
	10.000000	11.835742	18.36%	0	2001*

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ	20.006629	18.442661	-7.82%	149,770	2007
	16.747069	20.006629	19.46%	1,006,925	2006
	16.302944	16.747069	2.72%	623,100	2005
	13.172980	16.302944	23.76%	1,792,370	2004
	8.111826	13.172980	62.39%	1,713,918	2003
	12.712705	8.111826	-36.19%	872,144	2002
	10.000000	12.712705	27.13%	590,486	2001*

Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ	13.756226	13.680530	-0.55%	175,955	2007
	11.249719	13.756226	22.28%	358,907	2006
	11.007672	11.249719	2.20%	158,304	2005
	9.525916	11.007672	15.55%	121,328	2004
	6.219418	9.525916	53.16%	1,540,330	2003
	11.652985	6.219418	-46.63%	78,909	2002
	10.000000	11.652985	16.53%	0	2001*

Rydex Variable Trust - Sector Rotation Fund - Q/NQ	13.392897	16.249173	21.33%	424,680	2007
	12.163376	13.392897	10.11%	367,419	2006
	10.820869	12.163376	12.41%	389,481	2005
	9.887358	10.820869	9.44%	267,788	2004
	7.700099	9.887358	28.41%	202,112	2003
	10.000000	7.700099	-23.00%	148,681	2002*

Rydex Variable Trust - Small-Cap Growth Fund - Q/NQ	12.849542	12.687221	-1.26%	117,362	2007
	12.065848	12.849542	6.50%	177,496	2006
	11.493338	12.065848	4.98%	224,123	2005
	10.000000	11.493338	14.93%	292,520	2004*

Rydex Variable Trust - Small-Cap Value Fund - Q/NQ	14.140714	11.131536	-21.28%	70,349	2007
	12.000006	14.140714	17.84%	274,581	2006
	11.713359	12.000006	2.45%	183,676	2005
	10.000000	11.713359	17.13%	298,042	2004*

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ	9.088290	8.004957	-11.92%	31,759	2007
	10.286860	9.088290	-11.65%	7,678	2006
	10.000000	10.286860	2.87%	5,241	2005*

52

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Technology Fund - Q/NQ	13.660647	14.904288	9.10%	148,790	2007
	13.050397	13.660647	4.68%	65,032	2006
	12.803422	13.050397	1.93%	108,584	2005
	12.805138	12.803422	-0.01%	163,790	2004
	8.029639	12.805138	59.47%	110,277	2003
	13.340880	8.029639	-39.81%	56,326	2002
	10.000000	13.340880	33.41%	2,627	2001*

Rydex Variable Trust - Telecommunications Fund - Q/NQ	10.642985	11.490409	7.96%	135,244	2007
	9.008629	10.642985	18.14%	102,639	2006
	9.008350	9.008629	0.00%	55,060	2005
	8.087695	9.008350	11.38%	132,835	2004
	6.120431	8.087695	32.14%	152,782	2003
	10.248649	6.120431	-40.28%	73,126	2002
	10.000000	10.248649	2.49%	0	2001*

Rydex Variable Trust - Transportation Fund - Q/NQ	17.353631	15.651490	-9.81%	20,698	2007
	16.347878	17.353631	6.15%	30,465	2006
	15.244346	16.347878	7.24%	138,779	2005
	12.539029	15.244346	21.58%	187,324	2004
	10.525863	12.539029	19.13%	35,062	2003
	12.056821	10.525863	-12.70%	10,560	2002
	10.000000	12.056821	20.57%	0	2001*

Rydex Variable Trust - Utilities Fund - Q/NQ	11.652407	12.999381	11.56%	287,676	2007
	9.744681	11.652407	19.58%	431,014	2006
	8.915836	9.744681	9.30%	160,983	2005
	7.688459	8.915836	15.96%	251,414	2004
	6.202486	7.688459	23.96%	391,502	2003
	9.341214	6.202486	-33.60%	223,472	2002
	10.000000	9.341214	-6.59%	0	2001*

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ	11.214831	13.093703	16.75%	82,157	2007
	9.720048	11.214831	15.38%	63,200	2006
	10.000000	9.720048	-2.80%	11,192	2005*

53

Maximum Additional Contract Options Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ	15.310750	14.931202	-2.48%	0	2007
	13.396896	15.310750	14.29%	0	2006
	13.117863	13.396896	2.13%	0	2005
	11.894845	13.117863	10.28%	0	2004
	10.000000	11.894845	18.95%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III - Q/NQ	11.612485	13.716395	18.12%	0	2007
	12.300674	11.612485	-5.59%	0	2006
	12.334859	12.300674	-0.28%	0	2005
	11.417847	12.334859	8.03%	0	2004
	10.000000	11.417847	14.18%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ	15.809432	14.635155	-7.43%	0	2007
	13.650661	15.809432	15.81%	0	2006
	13.315061	13.650661	2.52%	0	2005
	11.932125	13.315061	11.59%	0	2004
	10.000000	11.932125	19.32%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R - Q/NQ	16.672607	19.084820	14.47%	0	2007
	15.329907	16.672607	8.76%	0	2006
	13.461018	15.329907	13.88%	0	2005
	11.977813	13.461018	12.38%	0	2004
	10.000000	11.977813	19.78%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ	15.741250	15.556658	-1.17%	0	2007
	13.451732	15.741250	17.02%	0	2006
	13.049421	13.451732	3.08%	0	2005
	12.026583	13.049421	8.50%	0	2004
	10.000000	12.026583	20.27%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ	12.753354	15.763318	23.60%	0	2007
	12.259086	12.753354	4.03%	0	2006
	11.902347	12.259086	3.00%	0	2005
	11.824991	11.902347	0.65%	0	2004
	10.000000	11.824991	18.25%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III- Q/NQ	10.870067	10.943882	0.68%	0	2007
	10.069341	10.870067	7.95%	0	2006
	10.000000	10.069341	0.69%	0	2005*

54

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class III - Q/NQ	9.973407	10.429137	4.57%	0	2007
	9.887152	9.973407	0.87%	0	2006
	9.817437	9.887152	0.71%	0	2005
	9.740490	9.817437	0.79%	0	2004
	10.000000	9.740490	-2.60%	0	2003*

NVIT NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ	10.738148	11.047815	2.88%	0	2007
	10.365779	10.738148	3.59%	0	2006
	10.272007	10.365779	0.91%	0	2005
	10.000000	10.272007	2.72%	0	2004*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ	11.333436	11.703689	3.27%	0	2007
	10.712128	11.333436	5.80%	0	2006
	10.486948	10.712128	2.15%	0	2005
	10.000000	10.486948	4.87%	0	2004*

NVIT NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ	11.983674	12.361610	3.15%	0	2007
	11.016731	11.983674	8.78%	0	2006
	10.698360	11.016731	2.98%	0	2005
	10.000000	10.698360	6.98%	0	2004*

NVIT NVIT Investor Destinations Moderately Agressive Fund: Class VI - Q/NQ	12.765914	13.225014	3.60%	0	2007
	11.416610	12.765914	11.82%	0	2006
	10.915438	11.416610	4.59%	0	2005
	10.000000	10.915438	9.15%	0	2004*

NVIT NVIT Investor Destinations Agressive Fund: Class VI - Q/NQ	13.334639	13.789252	3.41%	0	2007
	11.684683	13.334639	14.12%	0	2006
	11.089126	11.684683	5.37%	0	2005
	10.000000	11.089126	10.89%	0	2004*

NVIT NVIT Mid Cap Growth Fund: Class III - Q/NQ	15.539099	16.524251	6.34%	0	2007
	14.481644	15.539099	7.30%	0	2006
	13.521021	14.481644	7.10%	0	2005
	12.013425	13.521021	12.55%	0	2004
	10.000000	12.013425	20.13%	0	2003*

NVIT NVIT Money Market Fund: Class II - Q/NQ	9.788380	9.958443	1.74%	0	2007
	9.632869	9.788380	1.61%	0	2006
	9.650680	9.632869	-0.18%	0	2005
	9.847189	9.650680	-2.00%	0	2004
	10.000000	9.847189	-1.53%	0	2003*

55

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class III- Q/NQ	14.239208	15.258805	7.16%	0	2007
	14.132418	14.239208	0.76%	0	2006
	13.406513	14.132418	5.41%	0	2005
	12.111778	13.406513	10.69%	0	2004
	10.000000	12.111778	21.12%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ	18.234900	16.562518	-9.17%	0	2007
	15.917496	18.234900	14.56%	0	2006
	15.823234	15.917496	0.60%	0	2005
	13.812663	15.823234	14.56%	0	2004
	10.000000	13.812663	38.13%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class III - Q/NQ	17.832609	17.769544	-0.35%	0	2007
	16.302970	17.832609	9.38%	0	2006
	14.872304	16.302970	9.62%	0	2005
	12.798511	14.872304	16.20%	0	2004
	10.000000	12.798511	27.99%	0	2003*

NVIT NVIT Nationwide Fund: Class III - Q/NQ	14.426892	15.236157	5.61%	0	2007
	12.998789	14.426892	10.99%	0	2006
	12.405515	12.998789	4.78%	0	2005
	11.572280	12.405515	7.20%	0	2004
	10.000000	11.572280	15.72%	0	2003*

Rydex Variable Trust - Absolute Return Strategies Fund - Q/NQ	10.470611	10.609839	1.33%	0	2007
	10.059219	10.470611	4.09%	0	2006
	10.000000	10.059219	0.59%	0	2005*

Rydex Variable Trust - Banking Fund - Q/NQ	14.023661	9.978978	-28.84%	0	2007
	12.915108	14.023661	8.58%	0	2006
	13.607990	12.915108	-5.09%	0	2005
	12.151861	13.607990	11.98%	0	2004
	10.000000	12.151861	21.52%	0	2003*

Rydex Variable Trust - Basic Materials Fund - Q/NQ	18.767514	24.535598	30.73%	0	2007
	15.722288	18.767514	19.37%	0	2006
	15.482512	15.722288	1.55%	0	2005
	13.128136	15.482512	17.93%	0	2004
	10.000000	13.128136	31.28%	0	2003*

Rydex Variable Trust - Biotechnology Fund - Q/NQ	11.862052	12.085662	1.89%	0	2007
	12.570906	11.862052	-5.64%	0	2006
	11.637625	12.570906	8.02%	0	2005
	11.794221	11.637625	-1.33%	0	2004
	10.000000	11.794221	17.94%	0	2003*

56

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - CLS AdvisorOne Amerigo Fund - Q/NQ	10.008819	11.112560	11.03%	0	2007*

Rydex Variable Trust - CLS AdvisorOne Berolina Fund - Q/NQ	10.000000	10.698978	6.99%	0	2007*

Rydex Variable Trust - CLS AdvisorOne Clermont Fund - Q/NQ	10.012100	10.378765	3.66%	0	2007*

Rydex Variable Trust - Commodities Stragey Fund - Q/NQ	7.064932	9.032912	27.86%	0	2007
	8.813710	7.064932	-19.84%	0	2006
	10.000000	8.813710	-11.86%	0	2005*

Rydex Variable Trust - Consumer Products Fund - Q/NQ	14.421813	15.633170	8.40%	0	2007
	12.582787	14.421813	14.62%	0	2006
	12.942565	12.582787	-2.78%	0	2005
	11.703713	12.942565	10.59%	0	2004
	10.000000	11.703713	17.04%	0	2003*

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ	12.791003	13.499871	5.54%	0	2007
	10.038524	12.791003	27.42%	0	2006
	10.691756	10.038524	-6.11%	0	2005
	10.000000	10.691756	6.92%	0	2004*

Rydex Variable Trust - Electronics Fund - Q/NQ	11.020890	10.486333	-4.85%	0	2007
	11.017410	11.020890	0.03%	0	2006
	10.866786	11.017410	1.39%	0	2005
	14.270898	10.866786	-23.85%	0	2004
	10.000000	14.270898	42.71%	0	2003*

Rydex Variable Trust - Energy Fund - Q/NQ	21.872771	28.434878	30.00%	0	2007
	20.021301	21.872771	9.25%	0	2006
	14.805440	20.021301	35.23%	0	2005
	11.468197	14.805440	29.10%	0	2004
	10.000000	11.468197	14.68%	0	2003*

Rydex Variable Trust - Energy Services Fund - Q/NQ	19.965584	26.712033	33.79%	0	2007
	18.431569	19.965584	8.32%	0	2006
	12.732965	18.431569	44.75%	0	2005
	9.754696	12.732965	30.53%	0	2004
	10.000000	9.754696	-2.45%	0	2003*

57

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ	19.266716	21.257637	10.33%	0	2007
	15.241338	19.266716	26.41%	0	2006
	14.681943	15.241338	3.81%	0	2005
	12.950733	14.681943	13.37%	0	2004
	10.000000	12.950733	29.51%	0	2003*

Rydex Variable Trust - Financial Services Fund - Q/NQ	15.525780	12.302151	-20.76%	0	2007
	13.626557	15.525780	13.94%	0	2006
	13.504379	13.626557	0.90%	0	2005
	11.814109	13.504379	14.31%	0	2004
	10.000000	11.814109	18.14%	0	2003*

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ	10.045568	10.757726	7.09%	0	2007
	10.626692	10.045568	-5.47%	0	2006
	10.110225	10.626692	5.11%	0	2005
	9.559329	10.110225	5.76%	0	2004
	10.000000	9.559329	-4.41%	0	2003*

Rydex Variable Trust - Health Care Fund - Q/NQ	13.162260	13.618544	3.47%	0	2007
	12.829212	13.162260	2.60%	0	2006
	11.879271	12.829212	8.00%	0	2005
	11.458212	11.879271	3.67%	0	2004
	10.000000	11.458212	14.58%	0	2003*

Rydex Variable Trust - Hedged Equity Fund - Q/NQ	10.638368	10.709508	0.67%	0	2007
	10.073188	10.638368	5.61%	0	2006
	10.000000	10.073188	0.73%	0	2005*

Rydex Variable Trust - Internet Fund - Q/NQ	15.534087	16.734106	7.73%	0	2007
	14.507660	15.534087	7.08%	0	2006
	15.070738	14.507660	-3.74%	0	2005
	13.325957	15.070738	13.09%	0	2004
	10.000000	13.325957	33.26%	0	2003*

Rydex Variable Trust - Inverse Dynamic Dow 2x Strategy Fund - Q/NQ	6.598858	5.860747	-11.19%	0	2007
	8.641952	6.598858	-23.64%	0	2006
	8.712214	8.641952	-0.81%	0	2005
	10.000000	8.712214	-12.88%	0	2004*

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ	8.844243	8.241256	-6.82%	0	2007
	8.381686	8.844243	5.52%	0	2006
	9.062015	8.381686	-7.51%	0	2005
	10.393396	9.062015	-12.81%	0	2004
	10.000000	10.393396	3.93%	0	2003*

58

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ	7.291951	6.974768	-4.35%	0	2007
	7.767962	7.291951	-6.13%	0	2006
	8.665656	7.767962	-10.36%	0	2005
	10.000000	8.665656	-13.34%	0	2004*

Rydex Variable Trust - Inverse OTC Strategy Fund - Q/NQ	6.148549	5.323224	-13.42%	0	2007
	6.388903	6.148549	-3.76%	0	2006
	6.463456	6.388903	-1.15%	0	2005
	7.511125	6.463456	-13.95%	0	2004
	10.000000	7.511125	-24.89%	0	2003*

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ	6.853153	7.046862	2.83%	0	2007
	7.974573	6.853153	-14.06%	0	2006
	8.427467	7.974573	-5.37%	0	2005
	10.000000	8.427467	-15.73%	0	2004*

Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ	6.312750	6.211456	-1.60%	0	2007
	6.992249	6.312750	-9.72%	0	2006
	7.219409	6.992249	-3.15%	0	2005
	8.237928	7.219409	-12.36%	0	2004
	10.000000	8.237928	-17.62%	0	2003*

Rydex Variable Trust - Japan 1.25x Strategy Fund - Q/NQ	18.600956	16.113373	-13.37%	0	2007
	18.126133	18.600956	2.62%	0	2006
	15.430787	18.126133	17.47%	0	2005
	14.329881	15.430787	7.68%	0	2004
	10.000000	14.329881	43.30%	0	2003*

Rydex Variable Trust - Large-Cap Growth Fund - Q/NQ	10.485977	10.735624	2.38%	0	2007
	10.192367	10.485977	2.88%	0	2006
	10.260217	10.192367	-0.66%	0	2005
	10.000000	10.260217	2.60%	0	2004*

Rydex Variable Trust - Large-Cap Value Fund - Q/NQ	12.928486	11.939346	-7.65%	0	2007
	11.257189	12.928486	14.85%	0	2006
	11.069396	11.257189	1.70%	0	2005
	10.000000	11.069396	10.69%	0	2004*

Rydex Variable Trust - Leisure Fund - Q/NQ	16.970824	16.141001	-4.89%	0	2007
	14.082058	16.970824	20.51%	0	2006
	15.165834	14.082058	-7.15%	0	2005
	12.544997	15.165834	20.89%	0	2004
	10.000000	12.544997	25.45%	0	2003*

59

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ	19.968449	20.187282	1.10%	0	2007
	18.520325	19.968449	7.82%	0	2006
	16.633931	18.520325	11.34%	0	2005
	13.953064	16.633931	19.21%	0	2004
	10.000000	13.953064	39.53%	0	2003*

Rydex Variable Trust - Mid-Cap Growth Fund - Q/NQ	11.694989	12.377470	5.84%	0	2007
	11.618508	11.694989	0.66%	0	2006
	10.679042	11.618508	8.80%	0	2005
	10.000000	10.679042	6.79%	0	2004*

Rydex Variable Trust - Mid-Cap Value Fund - Q/NQ	13.697183	12.718794	-7.14%	0	2007
	11.986230	13.697183	14.27%	0	2006
	11.336649	11.986230	5.73%	0	2005
	10.000000	11.336649	13.37%	0	2004*

Rydex Variable Trust - Multi-Cap Core Equity Fund - Q/NQ	11.157395	10.315125	-7.55%	0	2007
	9.995318	11.157395	11.63%	0	2006
	10.000000	9.995318	-0.05%	0	2005*

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ	13.347103	15.346646	14.98%	0	2007
	12.928088	13.347103	3.24%	0	2006
	13.099361	12.928088	-1.31%	0	2005
	12.274128	13.099361	6.72%	0	2004
	10.000000	12.274128	22.74%	0	2003*

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ	16.126000	20.175324	25.11%	0	2007
	15.755540	16.126000	2.35%	0	2006
	16.646439	15.755540	-5.35%	0	2005
	14.933789	16.646439	11.47%	0	2004
	10.000000	14.933789	49.34%	0	2003*

Rydex Variable Trust - Nova Fund - Q/NQ	16.552827	16.335220	-1.31%	0	2007
	14.218176	16.552827	16.42%	0	2006
	14.011125	14.218176	1.48%	0	2005
	12.524174	14.011125	11.87%	0	2004
	10.000000	12.524174	25.24%	0	2003*

Rydex Variable Trust - Precious Metals Fund - Q/NQ	17.806209	20.773843	16.67%	0	2007
	15.023431	17.806209	18.52%	0	2006
	12.732429	15.023431	17.99%	0	2005
	15.207562	12.732429	-16.28%	0	2004
	10.000000	15.207562	52.08%	0	2003*

60

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Real Estate Fund - Q/NQ	20.003485	15.788337	-21.07%	0	2007
	15.676913	20.003485	27.60%	0	2006
	14.989762	15.676913	4.58%	0	2005
	11.855633	14.989762	26.44%	0	2004
	10.000000	11.855633	18.56%	0	2003*

Rydex Variable Trust - Retailing Fund - Q/NQ	14.688198	12.527416	-14.71%	0	2007
	13.670872	14.688198	7.44%	0	2006
	13.278424	13.670872	2.96%	0	2005
	12.361375	13.278424	7.42%	0	2004
	10.000000	12.361375	23.61%	0	2003*

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ	21.593597	19.652248	-8.99%	0	2007
	18.306402	21.593597	17.96%	0	2006
	18.048340	18.306402	1.43%	0	2005
	14.769922	18.048340	22.20%	0	2004
	10.000000	14.769922	47.70%	0	2003*

Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ	18.868569	18.526100	-1.82%	0	2007
	15.627564	18.868569	20.74%	0	2006
	15.486526	15.627564	0.91%	0	2005
	13.573402	15.486526	14.09%	0	2004
	10.000000	13.573402	35.73%	0	2003*

Rydex Variable Trust - Sector Rotation Fund - Q/NQ	15.503072	18.570352	19.78%	0	2007
	14.259677	15.503072	8.72%	0	2006
	12.847686	14.259677	10.99%	0	2005
	11.889647	12.847686	8.06%	0	2004
	10.000000	11.889647	18.90%	0	2003*

Rydex Variable Trust - Small-Cap Growth Fund - Q/NQ	12.422606	12.109659	-2.52%	0	2007
	11.813979	12.422606	5.15%	0	2006
	11.397047	11.813979	3.66%	0	2005
	10.000000	11.397047	13.97%	0	2004*

Rydex Variable Trust - Small-Cap Value Fund - Q/NQ	13.670971	10.624773	-22.28%	0	2007
	11.749514	13.670971	16.35%	0	2006
	11.615242	11.749514	1.16%	0	2005
	10.000000	11.615242	16.15%	0	2004*

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ	8.946118	7.779553	-13.04%	0	2007
	10.255357	8.946118	-12.77%	0	2006
	10.000000	10.255357	2.55%	0	2005*

61

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Technology Fund - Q/NQ	13.752154	14.813387	7.72%	0	2007
	13.305639	13.752154	3.36%	0	2006
	13.220507	13.305639	0.64%	0	2005
	13.391617	13.220507	-1.28%	0	2004
	10.000000	13.391617	33.92%	0	2003*

Rydex Variable Trust - Telecommunications Fund - Q/NQ	15.349092	16.360550	6.59%	0	2007
	13.158009	15.349092	16.65%	0	2006
	13.325631	13.158009	-1.26%	0	2005
	12.116893	13.325631	9.98%	0	2004
	10.000000	12.116893	21.17%	0	2003*

Rydex Variable Trust - Transportation Fund - Q/NQ	15.623943	13.912239	-10.96%	0	2007
	14.906406	15.623943	4.81%	0	2006
	14.077637	14.906406	5.89%	0	2005
	11.727610	14.077637	20.04%	0	2004
	10.000000	11.727610	17.28%	0	2003*

Rydex Variable Trust - Utilities Fund - Q/NQ	15.981509	17.602449	10.14%	0	2007
	13.535610	15.981509	18.07%	0	2006
	12.542404	13.535610	7.92%	0	2005
	10.954235	12.542404	14.50%	0	2004
	10.000000	10.954235	9.54%	0	2003*

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ	11.039531	12.725145	15.27%	0	2007
	9.690250	11.039531	13.92%	0	2006
	10.000000	9.690250	-3.10%	0	2005*

62

Appendix C: Contract Types and Tax Information

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code.  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Charitable Remainder Trusts

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code.  Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1)	Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:

(a)	the contract value on the day before the withdrawal; and

(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2)
Contract ownership at annuitization.  On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

(3)
Recipient of death benefit proceeds.  With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex.  A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.  An annuity that has a Charitable Remainder Trust endorsement is not a charitable remainder trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.

Investment Only (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

63

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified contracts that are owned by non-natural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an “agent” of a natural person.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to rollover amounts from an IRA to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.

Simplified Employee Pension IRAs (SEP IRA)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA.  In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of a SEP IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Simple IRAs

A Simple IRA is an individual retirement annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

•	vesting requirements;

•	participation requirements; and

•	administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple IRA.

When the owner of a Simple IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.

In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

64

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Final 403(b) Regulations were issued by the Internal Revenue Service that impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA.  Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.  Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed as ordinary income when received.  If any of the amount contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax and an additional penalty tax of 10% is generally applicable.  (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.)  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or

65

•	joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;it is attributable to the contract owner’s disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the annuitization date  is excludable from income based on a formula established pursuant to the Internal Revenue Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payment made with after-tax dollars.  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or

66

pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income.  The amount excludable from each annuity payment is determined by multiplying the annuity payment by a ratio which is the contract owner’s investment in the contract, divided by the expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a contract owner’s death;

•	the result of a contract owner’s disability, (as defined in the Internal Revenue Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code.  Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in section 401(a), an eligible deferred compensation plan described in section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A)  or IRA; or

•	the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

67

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.  Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	Provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;

2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and

3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that for the proceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is two or more generations younger than the contract owner; or

b)	certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide’s understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.
68

You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Internal Revenue Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

•	increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However,  all of the other changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form.

This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

Required Distributions

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial adviser for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death.  The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner.  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death.  For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

Required Distributions for Non-Qualified Contracts

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2)
If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner’s death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

(b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse’s death.

69

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the annuitant will be treated as the death of a contract owner;

(b)	any change of annuitant will be treated as the death of a contract owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs and Roth IRAs

Distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner.  If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the contract owner.

If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b)  the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

70

(c)
if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

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STATEMENT OF ADDITIONAL INFORMATION

May 1, 2008

Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its  Nationwide Variable Account-4

This Statement of Additional Information is not a prospectus. It contains additional information than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2008.  The prospectus may be obtained from Nationwide Life Insurance Company by writing 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522, or calling 1-866-233-3223, TDD 1-800-238-3035.

General Information and History

Nationwide Variable Account-4 is a separate investment account of Nationwide Life Insurance Company ("Nationwide").  Nationwide is a member of the Nationwide group of companies.  All of Nationwide 's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  NFS has two classes of  common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS.  Nationwide Corporation is a holding company, as well.  All of the common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies.  On March 10, 2008, NFS announced that it received an offer from Nationwide Mutual, Nationwide Mutual Fire and Nationwide Corporation to acquire by merger all of NFS’ outstanding publicly held shares of Class A common stock for $47.20 per share in cash.  NFS' board of directors has appointed a special committee of the board, comprised entirely of independent, non-affiliated directors, to consider the proposal. The Nationwide group of companies is one of America’s largest insurance and financial services family of companies, with combined assets of over $160 billion as of December 31, 2007.

Services

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value of each contract.

The custodian of the assets of the variable account is Nationwide.  Nationwide will maintain a record of all purchases and redemption of shares of the underlying mutual funds.  Nationwide, or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates.  The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds.  Nationwide also acts as a limited agent for the fund for purposes of accepting the trades.

See “Underlying Mutual Funds” located in the prospectus.

Nationwide takes these anticipated fee payments into consideration when it determines the charges that will be assessed under the contracts.  Without these payments, contract charges would be higher.  Only those underlying mutual funds that agree to pay Nationwide a fee will be offered in the contract.  Generally, Nationwide expects to receive somewhere between 0.10% to 0.45% (an annualized rate of the daily net assets of the variable account) from the funds it offers in the contracts.  What is actually received depends upon many factors, including but not limited to the type of fund (i.e., money market funds generally pay less revenue than other fund types) and the actual services rendered to the fund company.  Nationwide does not consider these fee payments when determining fund availability associated with any of the optional benefits offered in the contract.

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.  For the contracts described in the prospectus, Nationwide assumed 0.50% (of the daily net assets of the variable account) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account - 4 and the consolidated financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the December 31, 2007 consolidated financial statements and schedules of Nationwide Life Insurance Company contains an explanatory paragraph that states that Nationwide Life Insurance Company adopted the American Institute of Certified Public Accountants' Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts, in 2007.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold.  Agents are registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (“FINRA”).

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation, ("NISC") One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.  During the fiscal years ended December 31, 2007, 2006 and 2005, no underwriting commissions were paid by Nationwide to NISC.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund’s units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized.

Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to contract owners and prospective contract owners in advertising, sales literature or other materials.

Performance Comparisons

Each sub-account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts’ sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

Condensed Financial Information

The following charts represent the accumulation unit values for all classes of accumulation units for all asset fees for contracts issued as of December 31, 2007.  The term "Period" is defined as a complete calendar year unless otherwise noted.  Those periods with an (*) reflect accumulation unit information for a partial year only.  The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit" in the prospectus).

No Additional Contract Options Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ	14.074488	13.902389	-1.22%	118,419	2007
	12.159935	14.074488	15.74%	192,225	2006
	11.756563	12.159935	3.43%	100,746	2005
	10.525732	11.756563	11.69%	62,053	2004
	8.231800	10.525732	27.87%	21,322	2003
	10.000000	8.231800	-17.68%	27,149	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III - Q/NQ	10.393580	12.434677	19.64%	45,630	2007
	10.870614	10.393580	-4.39%	79,699	2006
	10.763398	10.870614	1.00%	89,757	2005
	9.837267	10.763398	9.41%	24,037	2004
	7.965593	9.837267	23.50%	3,681	2003
	10.000000	7.965593	-20.34%	20,383	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ	15.178318	14.231919	-6.24%	146,727	2007
	12.940540	15.178318	17.29%	312,472	2006
	12.463283	12.940540	3.83%	170,033	2005
	11.027630	12.463283	13.02%	129,405	2004
	8.650683	11.027630	27.48%	38,324	2003
	10.000000	8.650683	-13.49%	25,164	2002*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R - Q/NQ	15.841706	18.367123	15.94%	513,488	2007
	14.382262	15.841706	10.15%	393,422	2006
	12.469773	14.382262	15.34%	373,815	2005
	10.955525	12.469773	13.82%	132,240	2004
	8.646375	10.955525	26.71%	60,835	2003
	10.000000	8.646375	-13.54%	25,529	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ	14.333388	14.347754	0.10%	308,261	2007
	12.094235	14.333388	18.51%	444,759	2006
	11.584614	12.094235	4.40%	260,419	2005
	10.541627	11.584614	9.89%	98,808	2004
	8.196128	10.541627	28.62%	31,947	2003
	10.000000	8.196128	-18.04%	5,085	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ	10.939741	13.695686	25.19%	462,950	2007
	10.383122	10.939741	5.36%	134,259	2006
	9.953899	10.383122	4.31%	200,685	2005
	9.764143	9.953899	1.94%	66,766	2004
	7.454945	9.764143	30.98%	35,482	2003
	10.000000	7.454945	-25.45%	10,092	2002*

NVIT Federated NVIT High Income Bond Fund: Class III- Q/NQ	11.042678	11.260798	1.98%	74,710	2007
	10.100274	11.042678	9.33%	48,074	2006
	10.000000	10.100274	1.00%	5,276	2005*

NVIT NVIT Government Bond Fund: Class III - Q/NQ	11.576159	12.260965	5.92%	374,061	2007
	11.331337	11.576159	2.16%	243,870	2006
	11.109557	11.331337	2.00%	205,176	2005
	10.883104	11.109557	2.08%	183,065	2004
	10.781715	10.883104	0.94%	98,862	2003
	10.000000	10.781715	7.82%	68,307	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ	11.107227	11.574684	4.21%	71,721	2007
	10.586857	11.107227	4.92%	168,038	2006
	10.358800	10.586857	2.20%	145,586	2005
	10.000000	10.358800	3.59%	19,100	2004*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ	11.722961	12.261815	4.60%	96,259	2007
	10.940589	11.722961	7.15%	71,702	2006
	10.575547	10.940589	3.45%	50,033	2005
	10.000000	10.575547	5.76%	3,176	2004*

NVIT NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ	12.395483	12.951058	4.48%	241,782	2007
	11.251640	12.395483	10.17%	193,260	2006
	10.788731	11.251640	4.29%	177,123	2005
	10.000000	10.788731	7.89%	42,257	2004*

NVIT NVIT Investor Destinations Moderately Agressive Fund: Class VI - Q/NQ	13.204627	13.855661	4.93%	276,663	2007
	11.660052	13.204627	13.25%	203,994	2006
	11.007650	11.660052	5.93%	143,753	2005
	10.000000	11.007650	10.08%	40,763	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Agressive Fund: Class VI - Q/NQ	13.792855	14.446779	4.74%	147,495	2007
	11.933820	13.792855	15.58%	164,066	2006
	11.182797	11.933820	6.72%	117,629	2005
	10.000000	11.182797	11.83%	19,888	2004*

NVIT NVIT Mid Cap Growth Fund: Class III - Q/NQ	13.182019	14.198261	7.71%	17,379	2007
	12.130017	13.182019	8.67%	11,651	2006
	11.182648	12.130017	8.47%	15,810	2005
	9.810147	11.182648	13.99%	14,160	2004
	7.076605	9.810147	38.63%	7,804	2003
	10.000000	7.076605	-29.23%	0	2002*

NVIT NVIT Money Market Fund: Class II - Q/NQ	10.173181	10.483216	3.05%	5,295,028	2007
	9.885302	10.173181	2.91%	4,782,716	2006
	9.778684	9.885302	1.09%	6,351,788	2005
	9.851627	9.778684	-0.74%	4,548,051	2004
	9.948560	9.851627	-0.97%	3,470,441	2003
	9.994345	9.948560	-0.46%	4,085,164	2002
	10.000000	9.994345	-0.06%	530,488	2001*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class III- Q/NQ	11.636799	12.630619	8.54%	10,391	2007
	11.403796	11.636799	2.04%	13,799	2006
	10.681737	11.403796	6.76%	21,464	2005
	9.528155	10.681737	12.11%	37,044	2004
	7.188029	9.528155	32.56%	24,419	2003
	10.000000	7.188029	-28.12%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ	15.166961	13.953494	-8.00%	9,201	2007
	13.072509	15.166961	16.02%	23,312	2006
	12.831290	13.072509	1.88%	26,830	2005
	11.059299	12.831290	16.02%	47,656	2004
	7.135827	11.059299	54.98%	25,676	2003
	10.000000	7.135827	-28.64%	2,986	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class III - Q/NQ	15.844886	15.992248	0.93%	41,911	2007
	14.303059	15.844886	10.78%	81,632	2006
	12.883483	14.303059	11.02%	66,403	2005
	10.946885	12.883483	17.69%	15,245	2004
	7.854705	10.946885	39.37%	17,820	2003
	10.000000	7.854705	-21.45%	4,672	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class III - Q/NQ	13.235171	14.157586	6.97%	17,123	2007
	11.774685	13.235171	12.40%	59,194	2006
	11.095617	11.774685	6.12%	51,523	2005
	10.219517	11.095617	8.57%	6,367	2004
	8.109700	10.219517	26.02%	2,560	2003
	10.000000	8.109700	-18.90%	4,433	2002*

Rydex Variable Trust - Absolute Return Strategies Fund - Q/NQ	10.615800	10.895483	2.63%	229,357	2007
	10.070102	10.615800	5.42%	234,528	2006
	10.000000	10.070102	0.70%	7,604	2005*

Rydex Variable Trust - Banking Fund - Q/NQ	15.775194	11.370105	-27.92%	75,935	2007
	14.345009	15.775194	9.97%	91,962	2006
	14.924061	14.345009	-3.88%	39,053	2005
	13.158620	14.924061	13.42%	41,009	2004
	10.104478	13.158620	30.23%	73,221	2003
	10.302548	10.104478	-1.92%	25,905	2002
	10.000000	10.302548	3.03%	8,875	2001*

Rydex Variable Trust - Basic Materials Fund - Q/NQ	18.533610	24.541698	32.42%	335,938	2007
	15.330613	18.533610	20.89%	270,767	2006
	14.906475	15.330613	2.85%	132,249	2005
	12.479977	14.906475	19.44%	217,906	2004
	9.603806	12.479977	29.95%	379,381	2003
	11.135186	9.603806	-13.75%	10,189	2002
	10.000000	11.135186	11.35%	0	2001*

Rydex Variable Trust - Biotechnology Fund - Q/NQ	9.067923	9.357862	3.20%	94,051	2007
	9.488486	9.067923	-4.43%	79,873	2006
	8.673278	9.488486	9.40%	242,690	2005
	8.678797	8.673278	-0.06%	41,954	2004
	6.177872	8.678797	40.48%	108,631	2003
	11.436499	6.177872	-45.98%	19,412	2002
	10.000000	11.436499	14.36%	1,266	2001*

Rydex Variable Trust - CLS AdvisorOne Amerigo Fund - Q/NQ	10.017545	11.265455	12.46%	250,428	2007*

Rydex Variable Trust - CLS AdvisorOne Berolina Fund - Q/NQ	10.000000	10.790387	7.90%	46,078	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - CLS AdvisorOne Clermont Fund - Q/NQ	10.020827	10.521594	5.00%	40,251	2007*

Rydex Variable Trust - Commodities Strategy Fund - Q/NQ	7.177332	9.294898	29.50%	275,482	2007
	8.840859	7.177332	-18.82%	75,975	2006
	10.000000	8.840859	-11.59%	31,638	2005*

Rydex Variable Trust - Consumer Products Fund - Q/NQ	15.215528	16.705865	9.79%	100,352	2007
	13.107925	15.215528	16.08%	131,789	2006
	13.312717	13.107925	-1.54%	31,508	2005
	11.886246	13.312717	12.00%	107,024	2004
	9.867686	11.886246	20.46%	59,697	2003
	10.355991	9.867686	-4.72%	29,763	2002
	10.000000	10.355991	3.56%	0	2001*

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ	13.230610	14.143597	6.90%	227,834	2007
	10.252645	13.230610	29.05%	221,205	2006
	10.782122	10.252645	-4.91%	122,833	2005
	10.000000	10.782122	7.82%	183,294	2004*

Rydex Variable Trust - Electronics Fund - Q/NQ	9.752427	9.398954	-3.62%	20,444	2007
	9.626347	9.752427	1.31%	10,509	2006
	9.374996	9.626347	2.68%	57,630	2005
	12.155900	9.374996	-22.88%	221,280	2004
	7.241171	12.155900	67.87%	203,031	2003
	14.145323	7.241171	-48.81%	10,979	2002
	10.000000	14.145323	41.45%	1,725	2001*

Rydex Variable Trust - Energy Fund - Q/NQ	21.244157	27.973373	31.68%	300,446	2007
	19.200634	21.244157	10.64%	198,671	2006
	14.019810	19.200634	36.95%	242,588	2005
	10.722492	14.019810	30.75%	226,754	2004
	8.817860	10.722492	21.60%	275,327	2003
	10.313664	8.817860	-14.50%	101,152	2002
	10.000000	10.313664	3.14%	0	2001*

Rydex Variable Trust - Energy Services Fund - Q/NQ	25.112820	34.031250	35.51%	214,827	2007
	22.890848	25.112820	9.71%	141,325	2006
	15.614496	22.890848	46.60%	237,854	2005
	11.811050	15.614496	32.20%	77,398	2004
	11.021212	11.811050	7.17%	117,924	2003
	12.680697	11.021212	-13.09%	24,076	2002
	10.000000	12.680697	26.81%	1,613	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ	17.116166	19.128094	11.75%	446,601	2007
	13.369428	17.116166	28.02%	392,099	2006
	12.716325	13.369428	5.14%	311,299	2005
	11.075208	12.716325	14.82%	414,645	2004
	7.830613	11.075208	41.43%	534,434	2003
	11.057089	7.830613	-29.18%	50,746	2002
	10.000000	11.057089	10.57%	0	2001*

Rydex Variable Trust - Financial Services Fund - Q/NQ	15.295892	12.276218	-19.74%	62,489	2007
	13.255559	15.295892	15.39%	189,747	2006
	12.971124	13.255559	2.19%	164,801	2005
	11.204171	12.971124	15.77%	120,559	2004
	8.791528	11.204171	27.44%	84,911	2003
	10.475591	8.791528	-16.08%	19.453	2002
	10.000000	10.475591	4.76%	0	2001*

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ	12.089355	13.113130	8.47%	315,112	2007
	12.627431	12.089355	-4.26%	222,399	2006
	11.862222	12.627431	6.45%	520,493	2005
	11.074032	11.862222	7.12%	405,891	2004
	11.324252	11.074032	-2.21%	290,745	2003
	9.660145	11.324252	17.23%	100,664	2002
	10.000000	9.660145	-3.40%	0	2001*

Rydex Variable Trust - Health Care Fund - Q/NQ	11.716235	12.278483	4.80%	168,503	2007
	11.275709	11.716235	3.91%	137,378	2006
	10.309163	11.275709	9.38%	198,679	2005
	9.818013	10.309163	5.00%	162,730	2004
	7.653601	9.818013	28.28%	120,475	2003
	9.839345	7.653601	-22.21%	32,347	2002
	10.000000	9.839345	-1.61%	0	2001*

Rydex Variable Trust - Hedged Equity Fund - Q/NQ	10.785893	10.997855	1.97%	48,493	2007
	10.084089	10.785893	6.96%	157,511	2006
	10.000000	10.084089	0.84%	23,439	2005*

Rydex Variable Trust - Internet Fund - Q/NQ	15.437753	16.844570	9.11%	107,945	2007
	14.235823	15.437753	8.44%	89,595	2006
	14.601909	14.235823	-2.51%	168,555	2005
	12.748252	14.601909	14.54%	112,822	2004
	7.844840	12.748252	62.50%	135,414	2003
	14.006514	7.844840	-43.99%	13,965	2002
	10.000000	14.006514	40.07%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ	6.825793	6.140424	-10.04%	76,616	2007
	8.826352	6.825793	-22.67%	239,283	2006
	8.785848	8.826352	0.46%	52,799	2005
	10.000000	8.785848	-12.14%	58,091	2004*

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ	8.708860	8.219706	-5.62%	207,004	2007
	8.149326	8.708860	6.87%	430,618	2006
	8.699668	8.149326	-6.33%	369,368	2005
	9.851634	8.699668	-11.69%	422,442	2004
	10.000000	9.851634	-1.48%	148,083	2003*

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ	7.542666	7.307483	-3.12%	36,621	2007
	7.933739	7.542666	-4.93%	118,580	2006
	8.738896	7.933739	-9.21%	27,311	2005
	10.000000	8.738896	-12.61%	7,757	2004*

Rydex Variable Trust - Inverse NASDAQ - 100® Strategy Fund - Q/NQ	4.817969	4.224987	-12.31%	244,883	2007
	4.943186	4.817969	-2.53%	490,073	2006
	4.937786	4.943186	0.11%	189,155	2005
	5.665548	4.937786	-12.85%	182,623	2004
	9.151251	5.665548	-38.09%	186,582	2003
	6.916610	9.151251	32.31%	175,961	2002
	10.000000	6.916610	-30.83%	0	2001*

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ	7.088828	7.383028	4.15%	108,287	2007
	8.144778	7.088828	-12.96%	220,905	2006
	8.498725	8.144778	-4.16%	115,091	2005
	10.000000	8.498725	-15.01%	9,685	2004*

Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ	6.557795	6.535677	-0.34%	354,919	2007
	7.172039	6.557795	-8.56%	337,630	2006
	7.311622	7.172039	-1.91%	324,390	2005
	8.237587	7.311622	-11.24%	299,168	2004
	10.914391	8.237587	-24.53%	135,326	2003
	9.076802	10.914391	20.24%	132,236	2002
	10.000000	9.076802	-9.23%	625	2001*

Rydex Variable Trust - Japan 1.25x Strategy Fund - Q/NQ	13.070149	11.468090	-12.26%	73,537	2007
	12.575856	13.070149	3.93%	207,706	2006
	10.570918	12.575856	18.97%	598,105	2005
	9.692643	10.570918	9.06%	153,701	2004
	7.125000	9.692643	36.04%	127,189	2003
	8.601313	7.125000	-17.16%	14,312	2002
	10.000000	8.601313	-13.99%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Large-Cap Growth Fund - Q/NQ	10.846436	11.247697	3.70%	188,593	2007
	10.409753	10.846436	4.19%	142,582	2006
	10.346916	10.409753	0.61%	90,507	2005
	10.000000	10.346916	3.47%	209,570	2004*

Rydex Variable Trust - Large-Cap Value Fund - Q/NQ	13.372720	12.508650	-6.46%	118,768	2007
	11.497223	13.372720	16.31%	564,616	2006
	11.162898	11.497223	2.99%	142,472	2005
	10.000000	11.162898	11.63%	73,398	2004*

Rydex Variable Trust - Leisure Fund - Q/NQ	18.458246	17.781792	-3.66%	28,856	2007
	15.123240	18.458246	22.05%	166,409	2006
	16.081745	15.123240	-5.96%	18,281	2005
	13.134496	16.081745	22.44%	209,284	2004
	9.850335	13.134496	33.34%	66,917	2003
	11.690551	9.850335	-15.74%	7,431	2002
	10.000000	11.690551	16.91%	0	2001*

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ	20.654432	21.149756	2.40%	163,330	2007
	18.914906	20.654432	9.20%	143,532	2006
	16.774277	18.914906	12.76%	333,479	2005
	13.892954	16.774277	20.74%	229,583	2004
	9.220137	13.892954	50.68%	232,424	2003
	12.344390	9.220137	-25.31%	47,753	2002
	10.000000	12.344390	23.44%	488	2001*

Rydex Variable Trust - Mid-Cap Growth Fund - Q/NQ	12.096993	12.967810	7.20%	233,432	2007
	11.866251	12.096993	1.94%	146,294	2006
	10.769306	11.866251	10.19%	435,493	2005
	10.000000	10.769306	7.69%	122,462	2004*

Rydex Variable Trust - Mid-Cap Value Fund - Q/NQ	14.167806	13.325268	-5.95%	98,056	2007
	12.241776	14.167806	15.73%	143,671	2006
	11.432424	12.241776	7.08%	133,756	2005
	10.000000	11.432424	14.32%	271,249	2004*

Rydex Variable Trust - Multi-Cap Core Equity Fund - Q/NQ	11.312109	10.592889	-6.36%	13,871	2007
	10.006151	11.312109	13.05%	13,995	2006
	10.000000	10.006151	0.06%	293	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ	13.252407	15.433917	16.46%	260,762	2007
	12.674459	13.252407	4.56%	166,631	2006
	12.680465	12.674459	-0.05%	243,774	2005
	11.731438	12.680465	8.09%	754,362	2004
	8.161230	11.731438	43.75%	160,597	2003
	13.502288	8.161230	-39.56%	26,362	2002
	10.000000	13.502288	35.02%	4,801	2001*

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ	10.207461	12.935014	26.72%	437,034	2007
	9.847099	10.207461	3.66%	260,252	2006
	10.272747	9.847099	-4.14%	480,769	2005
	9.099366	10.272747	12.90%	999,207	2004
	4.634022	9.099366	96.36%	310,980	2003
	15.353386	4.634022	-69.82%	133,785	2002
	10.000000	15.353386	53.53%	0	2001*

Rydex Variable Trust - Nova Fund - Q/NQ	13.510922	13.505039	-0.04%	345,385	2007
	11.459012	13.510922	17.91%	505,362	2006
	11.149791	11.459012	2.77%	528,778	2005
	9.840538	11.149791	13.30%	821,362	2004
	7.152002*	9.840538	37.59%	500,876	2003
	11.256940	7.152002*	-36.47%	113,589	2002
	10.000000	11.256940	12.57%	4,063	2001*

Rydex Variable Trust - Precious Metals Fund - Q/NQ	23.035143	27.220790	18.17%	239,265	2007
	19.190145	23.035143	20.04%	238,327	2006
	16.058647	19.190145	19.50%	268,503	2005
	18.937535	16.058647	-15.20%	171,902	2004
	13.596420	18.937535	39.28%	175,559	2003
	9.447667	13.596420	43.91%	210,896	2002
	10.000000	9.447667	-5.52%	4,868	2001*

Rydex Variable Trust - Real Estate Fund - Q/NQ	23.100685	18.467932	-20.05%	84,369	2007
	17.876161	23.100685	29.23%	257,195	2006
	16.877142	17.876161	5.92%	144,859	2005
	13.179686	16.877142	28.05%	226,442	2004
	10.231690	13.179686	28.81%	48,888	2003
	10.467730	10.231690	-2.25%	29,915	2002
	10.000000	10.467730	4.68%	4,763	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Retailing Fund - Q/NQ	15.079053	13.026525	-13.61%	20,713	2007
	13.857675	15.079053	8.81%	31,660	2006
	13.290296	13.857675	4.27%	14,923	2005
	12.216001	13.290296	8.79%	87,884	2004
	9.135884	12.216001	33.71%	56,484	2003
	11.835742	9.135884	-22.81%	1,813	2002
	10.000000	11.835742	18.36%	0	2001*

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ	20.006629	18.442661	-7.82%	149,770	2007
	16.747069	20.006629	19.46%	1,006,925	2006
	16.302944	16.747069	2.72%	623,100	2005
	13.172980	16.302944	23.76%	1,792,370	2004
	8.111826	13.172980	62.39%	1,713,918	2003
	12.712705	8.111826	-36.19%	872,144	2002
	10.000000	12.712705	27.13%	590,486	2001*

Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ	13.756226	13.680530	-0.55%	175,955	2007
	11.249719	13.756226	22.28%	358,907	2006
	11.007672	11.249719	2.20%	158,304	2005
	9.525916	11.007672	15.55%	121,328	2004
	6.219418	9.525916	53.16%	1,540,330	2003
	11.652985	6.219418	-46.63%	78,909	2002
	10.000000	11.652985	16.53%	0	2001*

Rydex Variable Trust - Sector Rotation Fund - Q/NQ	13.392897	16.249173	21.33%	424,680	2007
	12.163376	13.392897	10.11%	367,419	2006
	10.820869	12.163376	12.41%	389,481	2005
	9.887358	10.820869	9.44%	267,788	2004
	7.700099	9.887358	28.41%	202,112	2003
	10.000000	7.700099	-23.00%	148,681	2002*

Rydex Variable Trust - Small-Cap Growth Fund - Q/NQ	12.849542	12.687221	-1.26%	117,362	2007
	12.065848	12.849542	6.50%	177,496	2006
	11.493338	12.065848	4.98%	224,123	2005
	10.000000	11.493338	14.93%	292,520	2004*

Rydex Variable Trust - Small-Cap Value Fund - Q/NQ	14.140714	11.131536	-21.28%	70,349	2007
	12.000006	14.140714	17.84%	274,581	2006
	11.713359	12.000006	2.45%	183,676	2005
	10.000000	11.713359	17.13%	298,042	2004*

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ	9.088290	8.004957	-11.92%	31,759	2007
	10.286860	9.088290	-11.65%	7,678	2006
	10.000000	10.286860	2.87%	5,241	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Technology Fund - Q/NQ	13.660647	14.904288	9.10%	148,790	2007
	13.050397	13.660647	4.68%	65,032	2006
	12.803422	13.050397	1.93%	108,584	2005
	12.805138	12.803422	-0.01%	163,790	2004
	8.029639	12.805138	59.47%	110,277	2003
	13.340880	8.029639	-39.81%	56,326	2002
	10.000000	13.340880	33.41%	2,627	2001*

Rydex Variable Trust - Telecommunications Fund - Q/NQ	10.642985	11.490409	7.96%	135,244	2007
	9.008629	10.642985	18.14%	102,639	2006
	9.008350	9.008629	0.00%	55,060	2005
	8.087695	9.008350	11.38%	132,835	2004
	6.120431	8.087695	32.14%	152,782	2003
	10.248649	6.120431	-40.28%	73,126	2002
	10.000000	10.248649	2.49%	0	2001*

Rydex Variable Trust - Transportation Fund - Q/NQ	17.353631	15.651490	-9.81%	20,698	2007
	16.347878	17.353631	6.15%	30,465	2006
	15.244346	16.347878	7.24%	138,779	2005
	12.539029	15.244346	21.58%	187,324	2004
	10.525863	12.539029	19.13%	35,062	2003
	12.056821	10.525863	-12.70%	10,560	2002
	10.000000	12.056821	20.57%	0	2001*

Rydex Variable Trust - Utilities Fund - Q/NQ	11.652407	12.999381	11.56%	287,676	2007
	9.744681	11.652407	19.58%	431,014	2006
	8.915836	9.744681	9.30%	160,983	2005
	7.688459	8.915836	15.96%	251,414	2004
	6.202486	7.688459	23.96%	391,502	2003
	9.341214	6.202486	-33.60%	223,472	2002
	10.000000	9.341214	-6.59%	0	2001*

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ	11.214831	13.093703	16.75%	82,157	2007
	9.720048	11.214831	15.38%	63,200	2006
	10.000000	9.720048	-2.80%	11,192	2005*

Additional Contract Options Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ	14.041315	13.862563	-1.27%	0	2007

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III - Q/NQ	10.369081	12.399057	19.58%	0	2007

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ	15.142551	14.191172	-6.28%	0	2007

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R - Q/NQ	15.804368	18.314515	15.88%	0	2007

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ	14.299639	14.306692	0.05%	0	2007

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ	10.913966	13.656481	25.13%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class III- Q/NQ	11.035749	11.248021	1.92%	0	2007

NVIT NVIT Government Bond Fund: Class III - Q/NQ	11.548868	12.225844	5.86%	0	2007

NVIT NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ	11.092303	11.553253	4.16%	0	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ	11.707222	12.239129	4.54%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ	12.378841	12.927091	4.43%	0	2007

NVIT NVIT Investor Destinations Moderately Agressive Fund: Class VI - Q/NQ	13.186912	13.830045	4.88%	0	2007

NVIT NVIT Investor Destinations Agressive Fund: Class VI - Q/NQ	13.774346	14.420050	4.69%	0	2007

NVIT NVIT Mid Cap Growth Fund: Class III - Q/NQ	13.150965	14.157610	7.65%	0	2007

NVIT NVIT Money Market Fund: Class II - Q/NQ	10.146241	10.450138	3.00%	0	2007

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class III- Q/NQ	11.609386	12.594468	8.49%	0	2007

NVIT NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ	15.807563	15.946462	0.88%	0	2007

NVIT NVIT Multi-Manager Small Company Fund: Class III - Q/NQ	15.807563	15.946462	0.88%	0	2007

NVIT NVIT Nationwide Fund: Class III - Q/NQ	13.203947	14.116993	6.91%	0	2007

Rydex Variable Trust - Absolute Return Strategies Fund - Q/NQ	10.609979	10.883986	2.58%	0	2007

Rydex Variable Trust - Banking Fund - Q/NQ	15.733378	11.334200	-27.96%	0	2007

Rydex Variable Trust - Basic Materials Fund - Q/NQ	18.484588	24.464344	32.35%	0	2007

Rydex Variable Trust - Biotechnology Fund - Q/NQ	9.043848	9.328264	3.14%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - CLS AdvisorOne Amerigo Fund - Q/NQ	10.017197	11.259340	12.40%	0	2007*

Rydex Variable Trust - CLS AdvisorOne Berolina Fund - Q/NQ	10.000000	10.786735	7.87%	0	2007*

Rydex Variable Trust - CLS AdvisorOne Clermont Fund - Q/NQ	10.020480	10.515873	4.94%	0	2007*

Rydex Variable Trust - Commodities Strategy Fund - Q/NQ	7.172823	9.284319	29.44%	653	2007

Rydex Variable Trust - Consumer Products Fund - Q/NQ	15.175220	16.653142	9.74%	0	2007

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ	13.212848	14.117428	6.85%	0	2007

Rydex Variable Trust - Electronics Fund - Q/NQ	9.726583	9.369286	-3.67%	0	2007

Rydex Variable Trust - Energy Fund - Q/NQ	21.187933	27.885164	31.61%	0	2007

Rydex Variable Trust - Energy Services Fund - Q/NQ	25.046295	33.923830	35.44%	179	2007

Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ	17.070849	19.067745	11.70%	0	2007

Rydex Variable Trust - Financial Services Fund - Q/NQ	15.255405	12.237487	-19.78%	0	2007

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ	12.057338	13.071748	8.41%	0	2007

Rydex Variable Trust - Health Care Fund - Q/NQ	11.685201	12.239726	4.75%	0	2007

Rydex Variable Trust - Hedged Equity Fund - Q/NQ	10.779993	10.986240	1.91%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Internet Fund - Q/NQ	15.396889	16.791433	9.06%	0	2007

Rydex Variable Trust - Inverse Dynamic Dow 2x Strategy Fund - Q/NQ	6.816618	6.129054	-10.09%	0	2007

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ	12.057338	13.071748	8.41%	0	2007

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ	7.532534	7.293959	-3.17%	0	2007

Rydex Variable Trust - Inverse OTC Strategy Fund - Q/NQ	4.805210	4.211645	-12.35%	0	2007

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ	7.079292	7.369353	4.10%	0	2007

Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ	6.540418	6.515049	-0.39%	0	2007

Rydex Variable Trust - Japan 1.25x Strategy Fund - Q/NQ	13.035547	11.431910	-12.30%	0	2007

Rydex Variable Trust - Large-Cap Growth Fund - Q/NQ	10.831865	11.226873	3.65%	0	2007

Rydex Variable Trust - Large-Cap Value Fund - Q/NQ	13.354778	12.485516	-6.51%	0	2007

Rydex Variable Trust - Leisure Fund - Q/NQ	18.409341	17.725656	-3.71%	0	2007

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ	20.599737	21.083022	2.35%	0	2007

Rydex Variable Trust - Mid-Cap Growth Fund - Q/NQ	12.080768	12.943839	7.14%	0	2007

Rydex Variable Trust - Mid-Cap Value Fund - Q/NQ	14.148800	13.300613	-5.99%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Multi-Cap Core Equity Fund - Q/NQ	11.305925	10.581717	-6.41%	0	2007

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ	13.217333	15.385245	16.40%	0	2007

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ	10.180435	12.894214	26.66%	0	2007

Rydex Variable Trust - Nova Fund - Q/NQ	13.475153	13.462436	-0.09%	0	2007

Rydex Variable Trust - Precious Metals Fund - Q/NQ	22.974171	27.134912	18.11%	0	2007

Rydex Variable Trust - Real Estate Fund - Q/NQ	23.039529	18.409660	-20.10%	0	2007

Rydex Variable Trust - Retailing Fund - Q/NQ	15.039131	12.985418	-13.66%	0	2007

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ	19.953695	18.384494	-7.86%	0	2007

Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ	13.719816	13.637384	-0.60%	0	2007

Rydex Variable Trust - Sector Rotation Fund - Q/NQ	13.361348	16.202664	21.27%	0	2007

Rydex Variable Trust - Small-Cap Growth Fund - Q/NQ	12.832314	12.663756	-1.31%	0	2007

Rydex Variable Trust - Small-Cap Value Fund - Q/NQ	14.121727	11.110933	-21.32%	0	2007

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund Fund - Q/NQ	9.082590	7.995872	-11.96%	0	2007

Rydex Variable Trust - Technology Fund - Q/NQ	13.624486	14.857272	9.05%	0	2007

Rydex Variable Trust - Telecommunications Fund - Q/NQ	10.614801	11.454160	7.91%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Transportation Fund - Q/NQ	17.307666	15.602096	-9.85%	0	2007

Rydex Variable Trust - Utilities Fund - Q/NQ	11.621574	12.958396	11.50%	0	2007

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ	11.207805	13.078833	16.69%	0	2007

Additional Contract Options Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ	13.942251	13.743742	-1.42%	174,448	2007
	12.070024	13.942251	15.51%	210,526	2006
	11.693221	12.070024	3.22%	139,535	2005
	10.490236	11.693221	11.47%	119,789	2004
	8.220643	10.490236	27.61%	63,147	2003
	10.000000	8.220643	-17.79%	12,355	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III - Q/NQ	10.295849	12.292706	19.39%	35,420	2007
	10.790198	10.295849	-4.58%	42,694	2006
	10.705374	10.790198	0.79%	79,691	2005
	9.804072	10.705374	9.19%	27,933	2004
	7.954791	9.804072	23.25%	22,197	2003
	10.000000	7.954791	-20.45%	9,449	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ	15.035640	14.069448	-6.43%	133,897	2007
	12.844803	15.035640	17.06%	305,772	2006
	12.396088	12.844803	3.62%	141,680	2005
	10.990409	12.396088	12.79%	89,585	2004
	8.638958	10.990409	27.22%	45,763	2003
	10.000000	8.638958	-13.61%	12,026	2002*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R - Q/NQ	15.692871	18.157566	15.71%	464,405	2007
	14.275927	15.692871	9.93%	421,503	2006
	12.402572	14.275927	15.10%	366,265	2005
	10.918562	12.402572	13.59%	143,498	2004
	8.634659	10.918562	26.45%	92,688	2003
	10.000000	8.634659	-13.65%	26,379	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ	14.198659	14.183979	-0.10%	262,196	2007
	12.004782	14.198659	18.28%	352,337	2006
	11.522168	12.004782	4.19%	211,548	2005
	10.506054	11.522168	9.67%	116,095	2004
	8.185016	10.506054	28.36%	54,234	2003
	10.000000	8.185016	-18.15%	15,437	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ	10.836913	13.539370	24.94%	420,234	2007
	10.306328	10.836913	5.15%	109,784	2006
	9.900236	10.306328	4.10%	116,732	2005
	9.731195	9.900236	1.74%	64,509	2004
	7.444830	9.731195	30.71%	41,983	2003
	10.000000	7.444830	-25.55%	6,937	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III- Q/NQ	11.015018	11.209745	1.77%	344,762	2007
	10.095342	11.015018	9.11%	263,093	2006
	10.000000	10.095342	0.95%	35,177	2005*

NVIT NVIT Government Bond Fund: Class III - Q/NQ	11.467362	12.121029	5.70%	420,380	2007
	11.247525	11.467362	1.95%	403,500	2006
	11.049676	11.247525	1.79%	334,339	2005
	10.846390	11.049676	1.87%	185,813	2004
	10.767127	10.846390	0.74%	106,842	2003
	10.000000	10.767127	7.67%	570,581	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ	11.047642	11.489178	4.00%	171,987	2007
	10.551357	11.047642	4.70%	141,530	2006
	10.344939	10.551357	2.00%	101,465	2005
	10.000000	10.344939	3.45%	19,368	2004*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ	11.660081	12.171238	4.38%	187,732	2007
	10.903903	11.660081	6.93%	91,799	2006
	10.561399	10.903903	3.24%	75,770	2005
	10.000000	10.561399	5.61%	21,830	2004*

NVIT NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ	12.329009	12.855396	4.27%	571,579	2007
	11.213919	12.329009	9.94%	459,302	2006
	10.774297	11.213919	4.08%	285.344	2005
	10.000000	10.774297	7.74%	48,548	2004*

NVIT NVIT Investor Destinations Moderately Agressive Fund: Class VI - Q/NQ	13.133802	13.753315	4.72%	307,341	2007
	11.620958	13.133802	13.02%	268,933	2006
	10.992919	11.620958	5.71%	194,555	2005
	10.000000	10.992919	9.93%	25,437	2004*

NVIT NVIT Investor Destinations Agressive Fund: Class VI - Q/NQ	13.718902	14.340085	4.53%	128,016	2007
	11.893826	13.718902	15.34%	90,436	2006
	11.167839	11.893826	6.50%	61,354	2005
	10.000000	11.167839	11.68%	7,819	2004*

NVIT NVIT Mid Cap Growth Fund: Class III - Q/NQ	13.058131	14.036201	7.49%	48,406	2007
	12.040308	13.058131	8.45%	49,966	2006
	11.122366	12.040308	8.25%	51,890	2005
	9.777047	11.122366	13.76%	44,616	2004
	7.067001	9.777047	38.35%	34,511	2003
	10.000000	7.067001	-29.33%	6,268	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class II - Q/NQ	10.065768	10.351430	2.84%	8,609,885	2007
	9.800702	10.065768	2.70%	6,561,566	2006
	9.714597	9.800702	0.89%	8,207,035	2005
	9.806904	9.714597	-0.94%	6,186,510	2004
	9.923474	9.806904	-1.17%	5,183,177	2003
	9.989354	9.923474	-0.66%	2,269,581	2002
	10.000000	9.989354	-0.11%	231,498	2001*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class III- Q/NQ	11.527417	12.486453	8.32%	19,946	2007
	11.319445	11.527417	1.84%	25,071	2006
	10.624147	11.319445	6.54%	27,447	2005
	9.495987	10.624147	11.88%	27,104	2004
	7.178264	9.495987	32.29%	47,901	2003
	10.000000	7.178264	-28.22%	842	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ	15.024431	13.794228	-8.19%	22,906	2007
	12.975839	15.024431	15.79%	24,998	2006
	12.762155	12.975839	1.67%	31,298	2005
	11.022008	12.762155	15.79%	45,006	2004
	7.126156	11.022008	54.67%	113,780	2003
	10.000000	7.126156	-28.74%	3,047	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class III - Q/NQ	15.695980	15.809716	0.72%	69,593	2007
	14.197292	15.695980	10.56%	87,592	2006
	12.814049	14.197292	10.79%	56,343	2005
	10.909960	12.814049	17.45%	40,581	2004
	7.844055	10.909960	39.09%	22,571	2003
	10.000000	7.844055	-21.56%	1,862	2002*

NVIT NVIT Nationwide Fund: Class III - Q/NQ	13.110788	13.995996	6.75%	27,544	2007
	11.687610	13.110788	12.18%	23,619	2006
	11.035828	11.687610	59.10%	26,441	2005
	10.185045	11.035828	8.35%	11,442	2004
	8.098696	10.185045	25.76%	25,411	2003
	10.000000	8.098696	-19.01%	16,839	2002*

Rydex Variable Trust - Absolute Return Strategies Fund - Q/NQ	10.592554	10.849506	2.43%	182,525	2007
	10.068368	10.592554	5.21%	256,448	2006
	10.000000	10.068368	0.68%	26,996	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Banking Fund - Q/NQ	15.608636	11.227139	-28.07%	350,306	2007
	14.222240	15.608636	9.75%	300,783	2006
	14.826254	14.222240	-4.07%	77,035	2005
	13.098872	14.826254	13.19%	96,589	2004
	10.078963	13.098872	29.96%	74,652	2003
	10.297402	10.078963	-2.12%	20,951	2002
	10.000000	10.297402	2.97%	110	2001*

Rydex Variable Trust - Basic Materials Fund - Q/NQ	18.337983	24.233279	32.15%	496,696	2007
	15.199458	18.337983	20.65%	341,967	2006
	14.808820	15.199458	2.64%	187,016	2005
	12.423328	14.808820	19.20%	230,758	2004
	9.579569	12.423328	29.69%	159,525	2003
	11.129631	9.579569	-13.93%	11,280	2002
	10.000000	11.129631	11.30%	46	2001*

Rydex Variable Trust - Biotechnology Fund - Q/NQ	8.972122	9.240154	2.99%	345,898	2007
	9.407241	8.972122	-4.63%	260,144	2006
	8.616406	9.407241	9.18%	487,331	2005
	8.639374	8.616406	-0.27%	232,673	2004
	6.162251	8.639374	40.20%	108,757	2003
	11.430800	6.162251	-46.09%	14,845	2002
	10.000000	11.430800	14.31%	1,959	2001*

Rydex Variable Trust - CLS AdvisorOne Amerigo Fund - Q/NQ	10.016154	11.240982	12.23%	354,671	2007*

Rydex Variable Trust - CLS AdvisorOne Berolina Fund - Q/NQ	10.000000	10.775787	7.76%	98,317	2007*

Rydex Variable Trust - CLS AdvisorOne Clermont Fund - Q/NQ	10.019438	10.498727	4.78%	25,583	2007*

Rydex Variable Trust - Commodities Strategy Fund - Q/NQ	7.159314	9.252680	29.24%	316,147	2007
	8.836535	7.159314	-18.98%	150,196	2006
	10.000000	8.836535	-11.63%	65,562	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Consumer Products Fund - Q/NQ	15.054899	16.495886	9.57%	222,333	2007
	12.995766	15.054899	15.84%	369,062	2006
	13.225496	12.995766	-1.74%	28,775	2005
	11.832304	13.225496	11.77%	166,699	2004
	9.842795	11.832304	20.21%	69,110	2003
	10.350821	9.842795	-4.91%	36,842	2002
	10.000000	10.350821	3.51%	109	2001*

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ	13.159654	14.039138	6.68%	502,972	2007
	10.218277	13.159654	28.79%	521,482	2006
	10.767686	10.218277	-5.10%	233,262	2005
	10.000000	10.767686	7.68%	286,920	2004*

Rydex Variable Trust - Electronics Fund - Q/NQ	9.649405	9.280739	-3.82%	25,807	2007
	9.543929	9.649405	1.11%	43,901	2006
	9.313517	9.543929	2.47%	108,388	2005
	12.100711	9.313517	-23.03%	159,303	2004
	7.222870	12.100711	67.53%	198,495	2003
	14.138282	7.222870	-48.91%	18,295	2002
	10.000000	14.138282	41.38%	2,358	2001*

Rydex Variable Trust - Energy Fund - Q/NQ	21.019890	27.621760	31.41%	482,386	2007
	19.036366	21.019890	10.42%	307,463	2006
	13.927922	19.036366	36.68%	353,148	2005
	10.673781	13.927922	30.49%	283,721	2004
	8.795586	10.673781	21.35%	84,601	2003
	10.308511	8.795586	-14.68%	13,687	2002
	10.000000	10.308511	3.09%	62	2001*

Rydex Variable Trust - Energy Services Fund - Q/NQ	21.019890	27.621760	31.41%	482,386	2007
	19.036366	21.019890	10.42%	307,463	2006
	13.927922	19.036366	36.68%	353,148	2005
	11.757380	13.927922	31.94%	201,196	2004
	10.993402	11.757380	6.95%	76,467	2003
	12.674381	10.993402	-13.26%	17,983	2002
	10.000000	12.674381	26.74%	31,791	2001*

Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ	16.935470	18.887647	11.53%	593,136	2007
	13.255018	16.935470	27.77%	662,367	2006
	12.632990	13.255018	4.29%	310,817	2005
	11.024908	12.632990	14.59%	430,933	2004
	7.810833	11.024908	41.15%	117,704	2003
	11.051567	7.810833	-29.32%	23,327	2002
	10.000000	11.051567	10.52%	3,473	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Financial Services Fund - Q/NQ	15.134427	12.121901	-19.91%	575,102	2007
	13.142136	15.134427	15.16%	445,711	2006
	12.886120	13.142136	1.99%	209,812	2005
	11.153299	12.886120	15.54%	166,559	2004
	8.769329	11.153299	27.19%	91,891	2003
	10.470367	8.769329	-16.25%	21,474	2002
	10.000000	10.470367	4.70%	62	2001*

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ	11.961703	12.948270	8.25%	336,775	2007
	12.519359	11.961703	-4.45%	196,289	2006
	11.784477	12.519359	6.24%	529,406	2005
	11.023758	11.784477	6.90%	513,258	2004
	11.295698	11.023758	-2.41%	232,041	2003
	9.655322	11.295698	16.99%	598,951	2002
	10.000000	9.655322	-3.45%	13,049	2001*

Rydex Variable Trust - Health Care Fund - Q/NQ	11.592511	12.124112	4.59%	509,620	2007
	11.179207	11.592511	3.70%	668,172	2006
	10.241595	11.179207	9.15%	527,291	2005
	9.773427	10.241595	4.79%	287,489	2004
	7.634271	9.773427	28.02%	138,714	2003
	9.834431	7.634271	-22.37%	22,261	2002
	10.000000	9.834431	-1.66%	23	2001*

Rydex Variable Trust - Hedged Equity Fund - Q/NQ	10.762283	10.951449	1.76%	47,306	2007
	10.082356	10.762283	6.74%	106,024	2006
	10.000000	10.082356	0.82%	17,371	2005*

Rydex Variable Trust - Internet Fund - Q/NQ	15.274800	16.632848	8.89%	281,370	2007
	14.114035	15.274800	8.22%	116,617	2006
	14.506240	14.114035	-2.70%	136,947	2005
	12.690396	14.506240	14.31%	139,822	2004
	7.825022	12.690396	62.18%	258,999	2003
	13.999557	7.825022	-44.11%	20,372	2002
	10.000000	13.999557	40.00%	0	2001*

Rydex Variable Trust - Inverse Dynamic Dow 2x Strategy Fund - Q/NQ	6.789162	6.095042	-10.22%	166,909	2007
	8.796749	6.789162	-22.82%	275,706	2006
	8.774091	8.796749	0.26%	223,887	2005
	10.000000	8.774091	-12.26%	78,097	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ	8.644503	8.142354	-5.81%	319,593	2007
	8.105463	8.644503	6.65%	197,131	2006
	8.670351	8.105463	-6.52%	299,626	2005
	9.838326	8.670351	-11.87%	430,373	2004
	10.000000	9.838326	-1.62%	257,200	2003*

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ	7.502198	7.253496	-3.32%	26,744	2007
	7.907124	7.502198	-5.12%	285,668	2006
	8.727199	7.907124	-9.40%	183,817	2005
	10.000000	8.727199	-12.73%	6,295	2004*

Rydex Variable Trust - Inverse OTC Strategy Fund - Q/NQ	4.767072	4.171852	-12.49%	395,783	2007
	4.900844	4.767072	-2.73%	915,063	2006
	4.905391	4.900844	-0.09%	672,927	2005
	5.639792	4.905391	-13.02%	408,438	2004
	9.128176	5.639792	-38.22%	278,004	2003
	6.913138	9.128176	32.04%	110,033	2002
	10.000000	6.913138	-30.87%	3,558	2001*

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ	7.050759	7.328454	3.94%	287,406	2007
	8.117436	7.050759	-13.14%	434,961	2006
	8.487334	8.117436	-4.36%	261,537	2005
	10.000000	8.487334	-15.13%	6,601	2004*

Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ	6.488527	6.453476	-0.54%	249,045	2007
	7.110628	6.488527	-8.75%	550,301	2006
	7.263682	7.110628	-2.11%	429,074	2005
	8.200178	7.263682	-11.42%	177,971	2004
	10.886885	8.200178	-24.68%	125,910	2003
	9.072262	10.886885	20.00%	53,355	2002
	10.000000	9.072262	-9.28%	5,865	2001*

Rydex Variable Trust - Japan 1.25x Strategy Fund - Q/NQ	12.932160	11.323924	-12.44%	151,702	2007
	12.468255	12.932160	3.72%	406,730	2006
	10.501638	12.468255	18.73%	610,287	2005
	9.648629	10.501638	8.84%	212,858	2004
	7.106997	9.648629	35.76%	84,813	2003
	8.597002	7.106997	-17.33%	56,537	2002
	10.000000	8.597002	-14.03%	0	2001*

Rydex Variable Trust - Large-Cap Growth Fund - Q/NQ	10.788258	11.164608	3.49%	886,842	2007
	10.374867	10.788258	3.98%	334,461	2006
	10.333074	10.374867	0.40%	231,736	2005
	10.000000	10.333074	3.33%	248,337	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Large-Cap Value Fund - Q/NQ	13.301012	12.416254	-6.65%	228,236	2007
	11.458680	13.301012	16.08%	1,011,038	2006
	11.147972	11.458680	2.79%	470,198	2005
	10.000000	11.147972	11.48%	219,601	2004*

Rydex Variable Trust - Leisure Fund - Q/NQ	18.263391	17.558284	-3.86%	35,727	2007
	14.993829	18.263391	21.81%	183,707	2006
	15.976362	14.993829	-6.15%	22,162	2005
	13.074864	15.976362	22.19%	127,959	2004
	9.825471	13.074864	33.07%	44,463	2003
	11.684721	9.825471	-15.91%	14,477	2002
	10.000000	11.684721	16.85%	3	2001*

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ	20.436396	20.883917	2.19%	264,346	2007
	18.753081	20.436396	8.98%	295,574	2006
	16.664353	18.753081	12.53%	530,619	2005
	13.829879	16.664353	20.50%	211,673	2004
	9.196845	13.829879	50.38%	207,147	2003
	12.338242	9.196845	-25.46%	75,895	2002
	10.000000	12.338242	23.38%	4,619	2001*

Rydex Variable Trust - Mid-Cap Growth Fund - Q/NQ	12.032104	12.872015	6.98%	213,109	2007
	11.826472	12.032104	1.74%	134,393	2006
	10.754884	11.826472	9.96%	1,002,308	2005
	10.000000	10.754884	7.55%	124,527	2004*

Rydex Variable Trust - Mid-Cap Value Fund - Q/NQ	14.091855	13.226869	-6.14%	123,162	2007
	12.200748	14.091855	15.50%	120,583	2006
	11.417124	12.200748	6.86%	157,452	2005
	10.000000	11.417124	14.17%	377,461	2004*

Rydex Variable Trust - Multi-Cap Core Equity Fund - Q/NQ	11.287354	10.548198	-6.55%	36,212	2007
	10.004423	11.287354	12.82%	38,331	2006
	10.000000	10.004423	0.04%	28,502	2005*

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ	13.112504	15.239938	16.22%	294,278	2007
	12.566017	13.112504	4.35%	241,954	2006
	12.597379	12.566017	-0.25%	186,053	2005
	11.678194	12.597379	7.87%	1,225,308	2004
	8.140617	11.678194	43.46%	208,389	2003
	13.495576	8.140617	-39.68%	66,403	2002
	10.000000	13.495516	34.96%	3,441	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ	10.099629	12.772338	26.46%	1,061,551	2007
	9.762801	10.099629	3.45%	452,746	2006
	10.205381	9.762801	-4.34%	6,390,695	2005
	9.058013	10.205381	12.67%	634,063	2004
	4.622278	9.058013	95.96%	404,276	2003
	15.345752	4.622278	-69.88%	167,138	2002
	10.000000	15.345752	53.46%	46	2001*

Rydex Variable Trust - Nova Fund - Q/NQ	13.368280	13.335275	-0.25%	552,803	2007
	11.360948	13.368280	17.67%	1,120,969	2006
	11.076721	11.360948	2.57%	1,586,985	2005
	9.795845	11.076721	13.08%	1,582,505	2004
	7.133928	9.795845	37.31%	1,211,382	2003
	11.251326	7.133928	-36.59%	105,484	2002
	10.000000	11.251326	12.51%	20,128	2001*

Rydex Variable Trust - Precious Metals Fund - Q/NQ	22.792002	26.878607	17.93%	395,656	2007
	19.025969	22.792002	19.79%	427,881	2006
	15.953442	19.025969	19.26%	403,329	2005
	18.851653	15.953442	-15.37%	127,412	2004
	13.562180	18.851653	39.00%	137,158	2003
	9.442946	13.562180	43.62%	62,727	2002
	10.000000	9.442946	-5.57%	9	2001*

Rydex Variable Trust - Real Estate Fund - Q/NQ	22.856894	18.235816	-20.22%	198,242	2007
	17.723222	22.856894	28.97%	527,005	2006
	16.766570	17.723222	5.71%	107,942	2005
	13.119871	16.766570	27.80%	180,766	2004
	10.205876	13.119871	28.55%	30,988	2003
	10.462506	10.205876	-2.45%	28,854	2002
	10.000000	10.462506	4.63%	58	2001*

Rydex Variable Trust - Retailing Fund - Q/NQ	14.919880	12.862770	-13.79%	39,694	2007
	13.739114	14.919880	8.59%	59,618	2006
	13.203201	13.739114	4.06%	27,414	2005
	12.160556	13.203201	8.57%	39,755	2004
	9.112820	12.160556	33.44%	46,713	2003
	11.829843	9.112820	-22.97%	7,703	2002
	10.000000	11.829843	18.30%	37,537	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ	19.795457	18.210843	-8.00%	200,923	2007
	16.603820	19.795457	19.22%	383,949	2006
	16.196139	16.603820	2.52%	199,004	2005
	13.113200	16.196139	23.51%	1,076,517	2004
	8.091323	13.113200	62.06%	1,692,379	2003
	12.706376	8.091323	-36.32%	82,923	2002
	10.000000	12.706376	27.06%	39,436	2001*

Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ	13.610958	13.508521	-0.75%	423,223	2007
	11.153413	13.610958	22.03%	529,297	2006
	10.935494	11.153413	1.99%	449,981	2005
	9.482628	10.935494	15.32%	376,067	2004
	6.203679	9.482628	52.85%	220,511	2003
	11.647173	6.203679	-46.74%	102,052	2002
	10.000000	11.647173	16.47%	171	2001*

Rydex Variable Trust - Sector Rotation Fund - Q/NQ	13.267041	16.063746	21.08%	445,336	2007
	12.073431	13.267041	9.89%	353,725	2006
	10.762550	12.073431	12.18%	409,110	2005
	9.854009	10.762550	9.22%	210,233	2004
	7.689657	9.854009	28.15%	261,177	2003
	10.000000	7.689657	-23.10%	61,431	2002*

Rydex Variable Trust - Small-Cap Growth Fund - Q/NQ	12.780643	12.593510	-1.46%	91,156	2007
	12.025415	12.780643	6.28%	100,479	2006
	11.477962	12.025415	4.77%	181,343	2005
	10.000000	11.477962	14.78%	223,320	2004*

Rydex Variable Trust - Small-Cap Value Fund - Q/NQ	14.064878	11.049299	-21.44%	73,462	2007
	11.959779	14.064878	17.60%	173,277	2006
	11.697682	11.959779	2.24%	235,320	2005
	10.000000	11.697682	16.98%	640,274	2004*

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund Fund - Q/NQ	9.065510	7.968658	-12.10%	16,357	2007
	10.281835	9.065510	-11.83%	586	2006
	10.000000	10.281835	2.82%	10,371	2005*

Rydex Variable Trust - Technology Fund - Q/NQ	13.516426	14.716938	8.88%	369,265	2007
	12.938733	13.516426	4.46%	486,905	2006
	12.719528	12.938733	1.72%	192,752	2005
	12.747012	12.719528	-0.22%	261,565	2004
	8.009358	12.747012	59.15%	191,061	2003
	13.334237	8.009358	-39.93%	35,379	2002
	10.000000	13.334237	33.34%	1,644	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Telecommunications Fund - Q/NQ	10.530608	11.345955	7.74%	373,218	2007
	8.931531	10.530608	17.90%	218,965	2006
	8.949312	8.931531	-0.20%	100,730	2005
	8.050968	8.949312	11.16%	101,099	2004
	6.104956	8.050968	31.88%	185,212	2003
	10.243535	6.104956	-40.40%	30,297	2002
	10.000000	10.243535	2.44%	58	2001*

Rydex Variable Trust - Transportation Fund - Q/NQ	17.170425	15.454732	-9.99%	42,060	2007
	16.207990	17.170425	5.94%	148,019	2006
	15.144445	16.207990	7.02%	130,927	2005
	12.482094	15.144445	21.33%	224,385	2004
	10.499290	12.482094	18.89%	18,724	2003
	12.050818	10.499290	-12.87%	19,938	2002
	10.000000	12.050818	20.51%	27	2001*

Rydex Variable Trust - Utilities Fund - Q/NQ	11.529397	12.836004	11.33%	635,028	2007
	9.661285	11.529397	19.34%	805,911	2006
	8.857404	9.661285	9.08%	415,278	2005
	7.653545	8.857404	15.73%	286,267	2004
	6.186818	7.653545	23.71%	123,683	2003
	9.336544	6.186818	-33.74%	44,796	2002
	10.000000	9.336544	-6.63%	1,745	2001*

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ	11.186744	13.034334	16.52%	197,734	2007
	9.715300	11.186744	15.15%	215,062	2006
	10.000000	9.715300	-2.85%	24,692	2005*

Additional Contract Options Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ	13.909339	13.704304	-1.47%	39,531	2007
	12.047622	13.909339	15.45%	53,908	2006
	11.677404	12.047622	3.17%	36,325	2005
	10.481357	11.677404	11.41%	36,036	2004
	8.217849	10.481357	27.54%	13,797	2003
	10.000000	8.217849	-17.82%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III - Q/NQ	10.271549	12.257449	19.33%	6,562	2007
	10.770181	10.271549	-4.63%	6,767	2006
	10.690907	10.770181	0.74%	21,842	2005
	9.795781	10.690907	9.14%	11,261	2004
	7.952087	9.795781	23.19%	3,517	2003
	10.000000	7.952087	-20.48%	56	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ	15.000183	14.029121	-6.47%	69,643	2007
	12.820983	15.000183	17.00%	79,620	2006
	12.379346	12.820983	3.57%	85,184	2005
	10.981117	12.379346	12.73%	64,470	2004
	8.636024	10.981117	27.15%	18.988	2003
	10.000000	8.636024	-13.64%	2,250	2002*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R - Q/NQ	15.655802	18.105445	15.65%	149,509	2007
	14.249417	15.655802	9.87%	134,266	2006
	12.385804	14.249417	15.05%	118,271	2005
	10.909334	12.385804	13.53%	46,937	2004
	8.631732	10.909334	26.39%	9,759	2003
	10.000000	8.631732	-13.68%	20,160	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ	14.165164	14.143299	-0.15%	73,819	2007
	11.982508	14.165164	18.22%	80,360	2006
	11.506601	11.982508	4.14%	76,498	2005
	10.497178	11.506601	9.62%	59,683	2004
	8.182238	10.497178	28.29%	16,208	2003
	10.000000	8.182238	-18.18%	20,828	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ	10.811304	13.500505	24.87%	54,105	2007
	10.287172	10.811304	5.10%	44,675	2006
	9.886835	10.287172	4.05%	47,602	2005
	9.722961	9.886835	1.69%	32,019	2004
	7.442306	9.722961	30.64%	10,079	2003
	10.000000	7.442306	-25.58%	107	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III- Q/NQ	11.008100	11.197000	1.72%	25,090	2007
	10.094114	11.008100	9.05%	13,840	2006
	10.000000	10.094114	0.94%	0	2005*

NVIT NVIT Government Bond Fund: Class III - Q/NQ	11.440275	12.086242	5.65%	78,318	2007
	11.226648	11.440275	1.90%	65,447	2006
	11.034751	11.226648	1.74%	37,521	2005
	10.837227	11.034751	1.82%	26,671	2004
	10.763487	10.837227	0.69%	31,943	2003
	10.000000	10.763487	7.63%	36,085	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ	11.032775	11.467861	3.94%	29,507	2007
	10.542490	11.032775	4.65%	5,685	2006
	10.341471	10.542490	1.94%	22,573	2005
	10.000000	10.341471	3.41%	32,589	2004*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ	11.644404	12.148679	4.33%	191,051	2007
	10.894733	11.644404	6.88%	21,283	2006
	10.557857	10.894733	3.19%	17,362	2005
	10.000000	10.557857	5.58%	304	2004*

NVIT NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ	12.312431	12.831573	4.22%	241,181	2007
	11.204503	12.312431	9.89%	333,282	2006
	10.770689	11.204503	4.03%	326,548	2005
	10.000000	10.770689	7.71%	479,235	2004*

NVIT NVIT Investor Destinations Moderately Agressive Fund: Class VI - Q/NQ	13.116168	13.727845	4.66%	64,165	2007
	11.611216	13.116168	12.96%	152,985	2006
	10.989245	11.611216	5.66%	65,877	2005
	10.000000	10.989245	9.89%	31,158	2004*

NVIT NVIT Investor Destinations Agressive Fund: Class VI - Q/NQ	13.700438	14.313487	4.47%	17,166	2007
	11.883825	13.700438	15.29%	10,075	2006
	11.164091	11.883825	6.45%	50,185	2005
	10.000000	11.164091	11.64%	790	2004*

NVIT NVIT Mid Cap Growth Fund: Class III - Q/NQ	13.027291	13.995915	7.44%	14,296	2007
	12.017949	13.027291	8.40%	15,250	2006
	11.107325	12.017949	8.20%	16,213	2005
	9.768775	11.107325	13.70%	16,499	2004
	7.064601	9.768775	38.28%	13,889	2003
	10.000000	7.064601	-29.35%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class II - Q/NQ	10.039056	10.318697	2.79%	1,281,759	2007
	9.779638	10.039056	2.65%	1,284,955	2006
	9.698622	9.779638	0.84%	1,635,372	2005
	9.795741	9.698622	-0.99%	1,409,283	2004
	9.917205	9.795741	-1.22%	1,589,846	2003
	9.988107	6.917205	-0.71%	301,488	2002
	10.000000	9.988107	-0.12%	1,107	2001*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class III- Q/NQ	11.500226	12.450658	8.26%	9,836	2007
	11.298462	11.500226	1.79%	8,355	2006
	10.609803	11.298462	6.49%	10,259	2005
	9.487974	10.609803	11.82%	12,839	2004
	7.175830	9.487974	32.22%	10,361	2003
	10.000000	7.175830	-28.24%	987	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ	14.988969	13.754646	-8.23%	8,902	2007
	12.951754	14.988969	15.73%	15,199	2006
	12.744886	12.951754	1.62%	15,284	2005
	11.012673	12.744886	15.73%	20,894	2004
	7.123734	11.012673	54.59%	17,297	2003
	10.000000	7.123734	-28.76%	129	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class III - Q/NQ	15.658948	15.764376	0.67%	23,036	2007
	14.170953	15.658948	10.50%	17,068	2006
	12.796737	14.170953	10.74%	18,765	2005
	10.900731	12.796737	17.39%	16,750	2004
	7.841391	10.900731	39.02%	9,057	2003
	10.000000	7.841391	-21.59%	0	2002*

NVIT NVIT Nationwide Fund: Class III - Q/NQ	13.079832	13.955842	6.70%	11,316	2007
	11.665912	13.079832	12.12%	12,238	2006
	11.020901	11.665912	5.85%	10,861	2005
	10.176436	11.020901	8.30%	11,730	2004
	8.095962	10.176436	25.70%	9,649	2003
	10.000000	8.095962	-19.04%	24,403	2002*

Rydex Variable Trust - Absolute Return Strategies Fund - Q/NQ	10.586745	10.838030	2.37%	45,885	2007
	10.067934	10.586745	5.15%	34,325	2006
	10.000000	10.067934	0.68%	10,350	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Banking Fund - Q/NQ	15.567241	11.191648	-28.11%	9,990	2007
	14.191698	15.567241	9.69%	83,500	2006
	14.801882	14.191698	-4.12%	8,468	2005
	13.083977	14.801882	13.13%	24,304	2004
	10.072604	13.083977	29.90%	16,666	2003
	10.296117	10.072604	-2.17%	20,563	2002
	10.000000	10.296117	2.96%	103	2001*

Rydex Variable Trust - Basic Materials Fund - Q/NQ	18.289312	24.156645	32.08%	84,869	2007
	15.166782	18.289312	20.59%	42,832	2006
	14.784459	15.166782	2.59%	48,757	2005
	12.409182	14.784459	19.14%	106,404	2004
	9.573510	12.409182	29.62%	117,438	2003
	11.128236	9.573510	-13.97%	879	2002
	10.000000	11.128236	11.28%	146	2001*

Rydex Variable Trust - Biotechnology Fund - Q/NQ	8.948280	9.210906	2.93%	52,997	2007
	9.386990	8.948280	-4.67%	33,222	2006
	8.602193	9.386990	9.12%	170,980	2005
	8.629500	8.602193	-0.32%	37,708	2004
	6.158334	8.629500	40.13%	76,684	2003
	11.429374	6.158334	-46.12%	12,386	2002
	10.000000	11.429374	14.29%	134	2001*

Rydex Variable Trust - CLS AdvisorOne Amerigo Fund - Q/NQ	10.015807	11.234864	12.17%	3,455	2007*

Rydex Variable Trust - CLS AdvisorOne Berolina Fund - Q/NQ	10.000000	10.772142	7.72%	2,700	2007*

Rydex Variable Trust - CLS AdvisorOne Clermont Fund - Q/NQ	10.019089	10.493010	4.73%	70,796	2007*

Rydex Variable Trust - Commodities Strategy Fund - Q/NQ	7.154813	9.242141	29.17%	16,117	2007
	8.835452	7.154813	-19.02%	34,274	2006
	10.000000	8.835452	-11.65%	43,165	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Consumer Products Fund - Q/NQ	15.014962	16.443749	9.52%	20,624	2007
	12.967839	15.014962	15.79%	81,802	2006
	13.203747	12.967839	-1.79%	12,960	2005
	11.818825	13.203747	11.72%	13,966	2004
	9.836568	11.818825	20.15%	32,889	2003
	10.349527	9.836568	-4.96%	24,611	2002
	10.000000	10.349527	3.50%	0	2001*

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ	13.141941	14.013089	6.63%	17,402	2007
	10.209680	13.141941	28.72%	35,425	2006
	10.764078	10.209680	-5.15%	8,102	2005
	10.000000	10.764078	7.64%	20,433	2004*

Rydex Variable Trust - Electronics Fund - Q/NQ	9.623805	9.251400	-3.87%	1,809	2007
	9.523425	9.623805	1.05%	12,584	2006
	9.298209	9.523425	2.42%	12,556	2005
	12.086944	9.298209	-23.07%	62,774	2004
	7.218298	12.086944	67.45%	126,783	2003
	14.136521	7.218298	-48.94%	915	2002
	10.000000	14.136521	41.37%	99	2001*

Rydex Variable Trust - Energy Fund - Q/NQ	20.964179	27.534512	31.34%	87,160	2007
	18.995502	20.964179	10.36%	78,607	2006
	13.905036	18.995502	36.61%	110,270	2005
	10.661638	13.905036	30.42%	154,526	2004
	8.790027	10.661638	21.29%	72,184	2003
	10.307222	8.790027	-14.72%	33,784	2002
	10.000000	10.307222	3.07%	382	2001*

Rydex Variable Trust - Energy Services Fund - Q/NQ	24.781759	33.497209	35.17%	72,867	2007
	22.646213	24.781759	9.43%	53,848	2006
	15.486609	22.646213	46.23%	120,350	2005
	11.743994	15.486609	31.87%	118,065	2004
	10.986447	11.743994	6.90%	4,448	2003
	12.672797	10.986447	-13.31%	21,641	2002
	10.000000	12.672797	26.73%	73	2001*

Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ	16.890506	18.827904	11.47%	111,848	2007
	13.226515	16.890506	27.70%	139,080	2006
	12.612206	13.226515	4.87%	101,944	2005
	11.012347	12.612206	14.53%	116,212	2004
	7.805890	11.012347	41.08%	70,777	2003
	11.050187	7.805890	-29.36%	23,657	2002
	10.000000	11.050187	10.50%	355	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Financial Services Fund - Q/NQ	15.094257	12.083560	-19.95%	8,840	2007
	13.113887	15.094257	15.10%	95,270	2006
	12.864919	13.113887	1.94%	16,384	2005
	11.140594	12.864919	15.48%	19,701	2004
	8.763790	11.140594	27.12%	32,858	2003
	10.469059	8.763790	-16.29%	4,512	2002
	10.000000	10.469059	4.69%	204	2001*

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ	11.929963	12.907333	8.19%	48,958	2007
	12.492453	11.929963	-4.50%	46,320	2006
	11.765096	12.492453	6.18%	53,954	2005
	11.011208	11.765096	6.85%	57,735	2004
	11.288560	11.011208	-2.46%	77,916	2003
	9.654115	11.288560	16.93%	8,951	2002
	10.000000	9.654115	-3.46%	379	2001*

Rydex Variable Trust - Health Care Fund - Q/NQ	11.561746	12.085782	4.53%	70,662	2007
	11.155177	11.561746	3.64%	73,582	2006
	10.224749	11.155177	9.10%	86,163	2005
	9.762304	10.224749	4.74%	63,387	2004
	7.629437	9.762304	27.96%	36,857	2003
	9.833204	7.629437	-22.41%	55,318	2002
	10.000000	9.833204	-1.67%	0	2001*

Rydex Variable Trust - Hedged Equity Fund - Q/NQ	10.756391	10.939874	1.71%	12,748	2007
	10.081922	10.756391	6.69%	27,544	2006
	10.000000	10.081922	0.82%	8,271	2005*

Rydex Variable Trust - Internet Fund - Q/NQ	15.234285	16.580283	8.84%	62,992	2007
	14.083720	15.234285	8.17%	22,288	2006
	14.482407	14.083720	-2.75%	45,368	2005
	12.675955	14.482407	14.25%	27,902	2004
	7.820065	12.675955	62.10%	100,582	2003
	13.997818	7.820065	-44.13%	1,727	2002
	10.000000	13.997818	39.98%	47	2001*

Rydex Variable Trust - Inverse Dynamic Dow 2x Strategy Fund - Q/NQ	6.780020	6.083729	-10.27%	10,989	2007
	8.789354	6.780020	-22.86%	15,467	2006
	8.771152	8.789354	0.21%	30,733	2005
	10.000000	8.771152	-12.29%	796	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ	8.628486	8.123121	-5.86%	79,557	2007
	8.094527	8.628486	6.60%	47,470	2006
	8.663023	8.094527	-6.56%	123,199	2005
	9.835000	8.663023	-11.92%	231,356	2004
	10.000000	9.835000	-1.65%	138,807	2003*

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ	7.492112	7.240043	-3.36%	34,437	2007
	7.900487	7.492112	-5.17%	3,758	2006
	8.724281	7.900487	-9.44%	7,061	2005
	10.000000	8.724281	-12.76%	1,290	2004*

Rydex Variable Trust - Inverse OTC Strategy Fund - Q/NQ	4.754415	4.158646	-12.53%	94,644	2007
	4.890303	4.754415	-2.78%	106,590	2006
	4.897315	4.890303	-0.14%	109,515	2005
	5.633359	4.897315	-13.07%	99,450	2004
	9.122408	5.633359	-38.25%	27,660	2003
	6.912265	9.122408	31.97%	38,503	2002
	10.000000	6.912265	-30.88%	0	2001*

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ	7.041282	7.314871	3.89%	12,884	2007
	8.110624	7.041282	-13.18%	45,082	2006
	8.484496	8.110624	-4.41%	10,026	2005
	10.000000	8.484496	-15.16%	1,148	2004*

Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ	6.471312	6.433088	-0.59%	120,353	2007
	7.095350	6.471312	-8.80%	90,506	2006
	7.251739	7.095350	-2.16%	95,690	2005
	8.190847	7.251739	-11.47%	165,665	2004
	10.880010	8.190847	-24.72%	26,952	2003
	9.071127	10.880010	19.94%	30,712	2002
	10.000000	9.071127	-9.29%	0	2001*

Rydex Variable Trust - Japan 1.25x Strategy Fund - Q/NQ	12.897832	11.288103	-12.48%	71,824	2007
	12.441442	12.897832	3.67%	119,841	2006
	10.484359	12.441442	18.67%	142,090	2005
	9.637631	10.484359	8.79%	72,226	2004
	7.102492	9.637631	35.69%	55,367	2003
	8.595925	7.102492	-17.37%	0	2002
	10.000000	8.595925	-14.04%	0	2001*

Rydex Variable Trust - Large-Cap Growth Fund - Q/NQ	10.773727	11.143884	3.44%	43,358	2007
	10.366124	10.773727	3.93%	41,867	2006
	10.329601	10.366124	0.35%	8,861	2005
	10.000000	10.329601	3.30%	32,394	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Large-Cap Value Fund - Q/NQ	13.283111	12.393233	-6.70%	32,500	2007
	11.449047	13.283111	16.02%	78,756	2006
	11.144227	11.449047	2.74%	23,864	2005
	10.000000	11.144227	11.44%	21,443	2004*

Rydex Variable Trust - Leisure Fund - Q/NQ	18.214935	17.502777	-3.91%	10,996	2007
	14.961605	18.214935	21.74%	40,534	2006
	15.950092	14.961605	-6.20%	14,079	2005
	13.059984	15.950092	22.13%	36,298	2004
	9.819263	13.059984	33.00%	26,722	2003
	11.683260	9.819263	-15.95%	21,389	2002
	10.000000	11.683260	16.83%	0	2001*

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ	20.382148	20.817867	2.14%	89,986	2007
	18.712766	20.382148	8.92%	80,491	2006
	16.636932	18.712766	12.48%	140,983	2005
	13.814118	16.636932	20.43%	89,676	2004
	9.191018	13.814118	50.30%	107,297	2003
	12.336701	9.191018	-25.50%	25,775	2002
	10.000000	12.336701	23.37%	230	2001*

Rydex Variable Trust - Mid-Cap Growth Fund - Q/NQ	12.015918	12.848154	6.93%	28,885	2007
	11.816543	12.015918	1.69%	20,764	2006
	10.751283	11.816543	9.91%	115,773	2005
	10.000000	10.751283	7.51%	63,479	2004*

Rydex Variable Trust - Mid-Cap Value Fund - Q/NQ	14.072883	13.202314	-6.19%	9,740	2007
	12.190491	14.072883	15.44%	16,289	2006
	11.413296	12.190491	6.81%	22,373	2005
	10.000000	11.413296	14.13%	17,586	2004*

Rydex Variable Trust - Multi-Cap Core Equity Fund - Q/NQ	11.281156	10.537031	-6.60%	3,104	2007
	10.003992	11.281156	12.77%	19,376	2006
	10.000000	10.003992	0.04%	0	2005*

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ	13.077719	15.191759	16.17%	49,469	2007
	12.539013	13.077719	4.30%	27,211	2006
	12.576668	12.539013	-0.30%	96,053	2005
	11.664891	12.576668	7.82%	248,258	2004
	8.135461	11.664891	43.38%	97,849	2003
	13.493894	8.135461	-39.71%	58,665	2002
	10.000000	13.493894	34.94%	185	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ	10.072819	12.731942	26.40%	73,267	2007
	9.741803	10.072819	3.40%	42,238	2006
	10.188585	9.741803	-4.39%	88,003	2005
	9.047692	10.188585	12.61%	200,237	2004
	4.619342	9.047692	95.87%	34,301	2003
	15.343843	4.619342	-69.89%	7.569	2002
	10.000000	15.343843	53.44%	68	2001*

Rydex Variable Trust - Nova Fund - Q/NQ	13.332785	13.293088	-0.30%	84,906	2007
	11.336504	13.332785	17.61%	210,115	2006
	11.058472	11.336504	2.51%	198,391	2005
	9.784672	11.058472	13.02%	241,000	2004
	7.129405	9.784672	37.24%	172,079	2003
	11.249920	7.129405	-36.63%	41,107	2002
	10.000000	11.249920	12.50%	637	2001*

Rydex Variable Trust - Precious Metals Fund - Q/NQ	22.731478	26.793557	17.87%	93,442	2007
	18.985037	22.731478	19.73%	132,289	2006
	15.927174	18.985037	19.20%	137,444	2005
	18.830171	15.927174	-15.42%	74,661	2004
	13.553595	18.830171	38.93%	68,771	2003
	9.441757	13.553595	43.55%	39,963	2002
	10.000000	9.441757	-5.58%	0	2001*

Rydex Variable Trust - Real Estate Fund - Q/NQ	22.796282	18.178183	-20.26%	44,911	2007
	17.685156	22.796282	28.90%	126,519	2006
	16.739006	17.685156	5.65%	58,385	2005
	13.104931	16.739006	27.73%	74,450	2004
	10.199423	13.104931	28.49%	45,967	2003
	10.461197	10.199423	-2.50%	18,012	2002
	10.000000	10.461197	4.61%	441	2001*

Rydex Variable Trust - Retailing Fund - Q/NQ	14.880265	12.822070	-13.83%	3,219	2007
	13.709563	14.880265	8.54%	6,411	2006
	13.181461	13.709563	4.01%	10,220	2005
	12.146683	13.181461	8.52%	7,468	2004
	9.107043	12.146683	33.38%	9,938	2003
	11.828361	9.107043	-23.01%	0	2002
	10.000000	11.828361	18.28%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ	19.742932	18.153251	-8.05%	93,266	2007
	16.568128	19.742932	19.16%	96,463	2006
	16.169493	16.568128	2.47%	93,669	2005
	13.098260	16.169493	23.45%	193,998	2004
	8.086203	13.098260	61.98%	252,326	2003
	12.704790	8.086203	-36.35%	35,177	2002
	10.000000	12.704790	27.05%	148	2001*

Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ	13.574847	13.465808	-0.80%	205,483	2007
	11.129444	13.574847	21.97%	150,486	2006
	10.917510	11.129444	1.94%	149,595	2005
	9.471835	10.917510	15.26%	124,734	2004
	6.199750	9.471835	52.78%	92,956	2003
	11.645722	6.199750	-46.76%	21,075	2002
	10.000000	11.645722	16.46%	59	2001*

Rydex Variable Trust - Sector Rotation Fund - Q/NQ	13.235719	16.017663	21.02%	119,843	2007
	12.051014	13.235719	9.83%	96,082	2006
	10.747989	12.051014	12.12%	163,476	2005
	9.845664	10.747989	9.16%	66,176	2004
	7.687040	9.845664	28.08%	172,140	2003
	10.000000	7.687040	-23.13%	88,470	2002*

Rydex Variable Trust - Small-Cap Growth Fund - Q/NQ	12.763428	12.570131	-1.51%	19,732	2007
	12.015296	12.763428	6.23%	21,507	2006
	11.474115	12.015296	4.72%	28,120	2005
	10.000000	11.474115	14.74%	84,675	2004*

Rydex Variable Trust - Small-Cap Value Fund - Q/NQ	14.045977	11.028813	-21.48%	17,878	2007
	11.949744	14.045977	17.54%	41,694	2006
	11.693769	11.949744	2.19%	40,283	2005
	10.000000	11.693769	16.94%	74,940	2004*

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund Fund - Q/NQ	9.059813	7.959587	-12.14%	4,751	2007
	10.280583	9.059813	-11.87%	4,049	2006
	10.000000	10.280583	2.81%	191	2005*

Rydex Variable Trust - Technology Fund - Q/NQ	13.480578	14.670426	8.83%	79,398	2007
	12.910945	13.480578	4.41%	28,959	2006
	12.698629	12.910945	1.67%	34,525	2005
	12.732525	12.698629	-0.27%	32,746	2004
	8.004295	12.732525	59.07%	111,757	2003
	13.332580	8.004295	-39.96%	9,301	2002
	10.000000	13.332580	33.33%	75	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Telecommunications Fund - Q/NQ	10.502672	11.310098	7.69%	65,696	2007
	8.912337	10.502672	17.84%	42,381	2006
	8.934579	8.912337	-0.25%	19,030	2005
	8.041798	8.934579	11.10%	20,945	2004
	6.101085	8.041798	31.81%	63,398	2003
	10.242254	6.101085	-40.43%	4,903	2002
	10.000000	10.242254	2.42%	81	2001*

Rydex Variable Trust - Transportation Fund - Q/NQ	17.124843	15.405853	-10.04%	4,005	2007
	16.173135	17.124843	5.88%	38,137	2006
	15.119525	16.173135	6.97%	18,853	2005
	12.467876	15.119525	21.27%	97,413	2004
	10.492650	12.467876	18.82%	5,151	2003
	12.049309	10.492650	-12.92%	335	2002
	10.000000	12.049309	20.49%	134	2001*

Rydex Variable Trust - Utilities Fund - Q/NQ	11.498806	12.795433	11.28%	80,631	2007
	9.640519	11.498806	19.28%	168,413	2006
	8.842834	9.640519	9.02%	139,986	2005
	7.644829	8.842834	15.67%	142,577	2004
	6.182900	7.644829	23.64%	31,691	2003
	9.335363	6.182900	-33.77%	43,638	2002
	10.000000	9.335363	-6.65%	597	2001*

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ	11.179716	13.019503	16.46%	7,497	2007
	9.714109	11.179716	15.09%	63,836	2006
	10.000000	9.714109	-2.86%	342	2005*

Additional Contract Options Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ	13.843697	13.625721	-1.57%	0	2007
	12.002897	13.843697	15.34%	0	2006
	11.645836	12.002897	3.07%	0	2005
	10.463627	11.645836	11.30%	0	2004
	8.212268	10.463627	27.41%	0	2003
	10.000000	8.212268	-17.88%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III - Q/NQ	10.223063	12.187154	19.21%	0	2007
	10.730193	10.223063	-4.73%	0	2006
	10.661990	10.730193	0.64%	0	2005
	9.779199	10.661990	9.03%	0	2004
	7.946683	9.779199	23.06%	0	2003
	10.000000	7.946683	-20.53%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ	14.929408	13.948690	-6.57%	0	2007
	12.773404	14.929408	16.88%	0	2006
	12.345888	12.773404	3.46%	0	2005
	10.962557	12.345888	12.62%	0	2004
	8.630165	10.962557	27.03%	0	2003
	10.000000	8.630165	-13.70%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R - Q/NQ	15.581946	18.001663	15.53%	0	2007
	14.196551	15.581946	9.76%	0	2006
	12.352336	14.196551	14.93%	0	2005
	10.890895	12.352336	13.42%	0	2004
	8.625875	10.890895	26.26%	0	2003
	10.000000	8.625875	-13.74%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ	14.098284	14.062162	-0.26%	0	2007
	11.938003	14.098284	18.10%	0	2006
	11.475473	11.938003	4.03%	0	2005
	10.479405	11.475473	9.51%	0	2004
	8.176670	10.479405	28.16%	0	2003
	10.000000	8.176670	-18.23%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ	10.760279	13.423095	24.75%	0	2007
	10.248988	10.760279	4.99%	0	2006
	9.860108	10.248988	3.94%	0	2005
	9.706518	9.860108	1.58%	0	2004
	7.437248	9.706518	30.51%	0	2003
	10.000000	7.437248	-25.63%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III- Q/NQ	10.994288	11.171546	1.61%	0	2007
	10.091641	10.994288	8.94%	0	2006
	10.000000	10.091641	0.92%	0	2005*

NVIT NVIT Government Bond Fund: Class III - Q/NQ	11.386278	12.016929	5.54%	0	2007
	11.184963	11.386278	1.80%	0	2006
	11.004901	11.184963	1.64%	0	2005
	10.818887	11.004901	1.72%	0	2004
	10.756179	10.818887	0.58%	2,414	2003
	10.000000	10.756179	7.56%	0	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ	11.003101	11.425365	3.84%	0	2007
	10.524767	11.003101	4.54%	0	2006
	10.334533	10.524767	1.84%	0	2005
	10.000000	10.334533	3.35%	0	2004*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ	11.613068	12.103639	4.22%	0	2007
	10.876422	11.613068	6.77%	0	2006
	10.550782	10.876422	3.09%	0	2005
	10.000000	10.550782	5.51%	0	2004*

NVIT NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ	12.279284	12.783977	4.11%	0	2007
	11.185650	12.279284	9.78%	0	2006
	10.763456	11.185650	3.92%	0	2005
	10.000000	10.763456	7.63%	0	2004*

NVIT NVIT Investor Destinations Moderately Agressive Fund: Class VI - Q/NQ	13.080857	13.676929	4.56%	0	2007
	11.591679	13.080857	12.85%	0	2006
	10.981866	11.591679	5.55%	0	2005
	10.000000	10.981866	9.82%	0	2004*

NVIT NVIT Investor Destinations Agressive Fund: Class VI - Q/NQ	13.663590	14.260433	4.37%	0	2007
	11.863854	13.663590	15.17%	0	2006
	11.156613	11.863854	6.34%	0	2005
	10.000000	11.156613	11.57%	0	2004*

NVIT NVIT Mid Cap Growth Fund: Class III - Q/NQ	12.965763	13.915613	7.33%	0	2007
	11.973309	12.965763	8.29%	0	2006
	11.077258	11.973309	8.09%	0	2005
	9.752227	11.077258	13.59%	0	2004
	7.059784	9.752227	38.14%	0	2003
	10.000000	7.059784	-29.40%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class II - Q/NQ	9.985804	10.253494	2.68%	338,548	2007
	9.737611	9.985804	2.55%	474,102	2006
	9.666720	9.737611	0.73%	482,890	2005
	9.773432	9.666720	-1.09%	365,612	2004
	9.904667	9.773432	-1.32%	177,779	2003
	9.985608	9.904667	-0.81%	0	2002
	10.000000	9.985608	-0.14%	0	2001*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class III- Q/NQ	11.445914	12.379212	8.15%	0	2007
	11.256509	11.445914	1.68%	0	2006
	10.581098	11.256509	6.38%	0	2005
	9.471917	10.581098	11.71%	0	2004
	7.170946	9.471917	32.09%	0	2003
	10.000000	7.170946	-28.29%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ	14.918238	13.675771	-8.33%	0	2007
	12.903682	14.918238	15.61%	0	2006
	12.710435	12.903682	1.52%	0	2005
	10.994052	12.710435	15.61%	0	2004
	7.118886	10.994052	54.44%	0	2003
	10.000000	7.118886	-28.81%	0	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class III - Q/NQ	15.585075	15.674006	0.57%	0	2007
	14.118379	15.585075	10.39%	0	2006
	12.762157	14.118379	10.63%	0	2005
	10.882301	12.762157	17.27%	0	2004
	7.836066	10.882301	38.87%	0	2003
	10.000000	7.836066	-21.64%	0	2002*

NVIT NVIT Nationwide Fund: Class III - Q/NQ	13.018082	13.875794	6.59%	0	2007
	11.622592	13.018082	12.01%	0	2006
	10.991095	11.622592	5.75%	0	2005
	10.159217	10.991095	8.19%	0	2004
	8.090454	10.159217	25.57%	0	2003
	10.000000	8.090454	-19.10%	0	2002*

Rydex Variable Trust - Absolute Return Strategies Fund - Q/NQ	10.575130	10.815105	2.27%	382,085	2007
	10.067067	10.575130	5.05%	193,388	2006
	10.000000	10.067067	0.67%	1,165	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Banking Fund - Q/NQ	15.484682	11.120928	-28.18%	24,875	2007
	14.130707	15.484682	9.58%	114,694	2006
	14.753190	14.130707	-4.22%	100,968	2005
	13.054177	14.753190	13.02%	150,544	2004
	10.059853	13.054177	29.77%	162,184	2003
	10.293538	10.059853	-2.27%	0	2002
	10.000000	10.293538	2.94%	0	2001*

Rydex Variable Trust - Basic Materials Fund - Q/NQ	18.192318	24.004045	31.95%	157,527	2007
	15.101616	18.192318	20.47%	172,790	2006
	14.735836	15.101616	2.48%	111,784	2005
	12.380915	14.735836	19.02%	327,201	2004
	9.561386	12.380915	29.49%	45,868	2003
	11.125458	9.561386	-14.06%	0	2002
	10.000000	11.125458	11.25%	0	2001*

Rydex Variable Trust - Biotechnology Fund - Q/NQ	8.900792	9.152675	2.83%	0	2007
	9.346637	8.900792	-4.77%	0	2006
	8.573891	9.346637	9.01%	197,121	2005
	8.609838	8.573891	-0.42%	1,305	2004
	6.150531	8.609838	39.99%	87,074	2003
	11.426523	36.150531	-46.17%	0	2002
	10.000000	11.426523	14.27%	0	2001*

Rydex Variable Trust - CLS AdvisorOne Amerigo Fund - Q/NQ	10.015112	11.222639	12.06%	6,283	2007*

Rydex Variable Trust - CLS AdvisorOne Berolina Fund - Q/NQ	10.000000	10.764833	7.65%	4,071	2007*

Rydex Variable Trust - CLS AdvisorOne Clermont Fund - Q/NQ	10.018396	10.481588	4.62%	1,697	2007*

Rydex Variable Trust - Commodities Strategy Fund - Q/NQ	7.145827	9.221117	29.04%	600,428	2007
	8.833283	7.145827	-19.10%	474,028	2006
	10.000000	8.833283	-11.67%	444,984	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Consumer Products Fund - Q/NQ	14.935331	16.339876	9.40%	243,740	2007
	12.912128	14.935331	15.67%	153,248	2006
	13.160324	12.912128	-1.89%	137,767	2005
	11.791926	13.160324	11.60%	164,964	2004
	9.824126	11.791926	20.03%	49,558	2003
	10.346940	9.824126	-5.05%	0	2002
	10.000000	10.346940	3.47%	0	2001*

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ	13.106588	13.961159	6.52%	0	2007
	10.192508	13.106588	28.59%	0	2006
	10.756857	10.192508	-5.25%	0	2005
	10.000000	10.756857	7.57%	0	2004*

Rydex Variable Trust - Electronics Fund - Q/NQ	9.572737	9.192924	-3.97%	30,092	2007
	9.482475	9.572737	0.95%	37,595	2006
	9.267606	9.482475	2.32%	102,904	2005
	12.059402	9.267606	-23.15%	549	2004
	7.209149	12.059402	67.28%	24.394	2003
	14.132999	7.209149	-48.99%	0	2002
	10.000000	14.132999	41.33%	0	2001*

Rydex Variable Trust - Energy Fund - Q/NQ	20.852991	27.360545	31.21%	161,796	2007
	18.913894	20.852991	10.25%	148,995	2006
	13.859294	18.913894	36.47%	206,594	2005
	10.637342	13.859294	30.29%	342,554	2004
	8.778907	10.637342	21.17%	157,937	2003
	10.304649	8.778907	-14.81%	0	2002
	10.000000	10.304649	3.05%	0	2001*

Rydex Variable Trust - Energy Services Fund - Q/NQ	24.650320	33.285571	35.03%	97,219	2007
	22.548914	24.650320	9.32%	7,609	2006
	15.435656	22.548914	46.08%	127,964	2005
	11.717231	15.435656	31.73%	5,480	2004
	10.972559	11.717231	6.79%	0	2003
	12.669637	10.972559	-13.39%	0	2002
	10.000000	12.669637	26.70%	0	2001*

Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ	16.800996	18.709022	11.36%	45,223	2007
	13.169735	16.800996	27.57%	78,958	2006
	12.570775	13.169735	4.76%	53,824	2005
	10.987289	12.570775	14.41%	131,514	2004
	7.796011	10.987289	40.93%	76,006	2003
	11.047424	7.796011	-29.43%	0	2002
	10.000000	11.047424	10.47%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Financial Services Fund - Q/NQ	15.014224	12.007221	-20.03%	100,763	2007
	13.057549	15.014224	14.99%	348,832	2006
	12.822613	13.057549	1.83%	266,582	2005
	11.115233	12.822613	15.36%	401,974	2004
	8.752690	11.115233	26.99%	63,518	2003
	10.466442	8.752690	-16.37%	0	2002
	10.000000	10.466442	4.66%	0	2001*

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ	11.866687	12.825779	8.08%	269,216	2007
	12.438774	11.866687	-4.60%	498,458	2006
	11.726403	12.438774	6.07%	335,247	2005
	10.986137	11.726403	6.74%	93,643	2004
	11.274291	10.986137	-2.56%	25,384	2003
	9.651700	11.274291	16.81%	0	2002
	10.000000	9.651700	-3.48%	0	2001*

Rydex Variable Trust - Health Care Fund - Q/NQ	11.500398	12.009381	4.43%	241,907	2007
	11.107220	11.500398	3.54%	205,615	2006
	10.191097	11.107220	8.99%	337,804	2005
	9.740061	10.191097	4.63%	198,703	2004
	7.619776	9.740061	27.83%	141,158	2003
	9.830744	7.619776	-22.49%	0	2002
	10.000000	9.830744	-1.69%	0	2001*

Rydex Variable Trust - Hedged Equity Fund - Q/NQ	10.744577	10.916720	1.60%	101,843	2007
	10.081052	10.744577	6.58%	76,599	2006
	10.000000	10.081052	0.81%	568	2005*

Rydex Variable Trust - Internet Fund - Q/NQ	15.153512	16.475541	8.72%	163,341	2007
	14.023233	15.153512	8.06%	0	2006
	14.434804	14.023233	-2.85%	124,691	2005
	12.647105	14.434804	14.14%	353,649	2004
	7.810164	12.647105	61.93%	116,769	2003
	13.994330	7.810164	-44.19%	0	2002
	10.000000	13.994330	39.94%	0	2001*

Rydex Variable Trust - Inverse Dynamic Dow 2x Strategy Fund - Q/NQ	6.761771	6.061153	-10.36%	0	2007
	8.774565	6.761771	-22.94%	0	2006
	8.765261	8.774565	0.11%	58	2005
	10.000000	8.765261	-12.35%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ	8.596468	8.084729	-5.95%	540	2007
	8.072651	8.596468	6.49%	0	2006
	8.648372	8.072651	-6.66%	59	2005
	9.828338	8.648372	-12.01%	0	2004
	10.000000	9.828338	-1.72%	0	2003*

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ	7.471932	7.213186	-3.46%	0	2007
	7.887178	7.471932	-5.26%	0	2006
	8.718421	7.887178	-9.53%	63	2005
	10.000000	8.718421	-12.82%	0	2004*

Rydex Variable Trust - Inverse OTC Strategy Fund - Q/NQ	4.729170	4.132349	-12.62%	0	2007
	4.869267	4.729170	-2.88%	0	2006
	4.881186	4.869267	-0.24%	104	2005
	5.620519	4.881186	-13.15%	0	2004
	9.110879	5.620519	-38.31%	0	2003
	6.910527	9.110879	31.84%	0	2002
	10.000000	6.910527	-30.89%	0	2001*

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ	7.022338	7.287762	3.78%	0	2007
	8.096978	7.022338	-13.27%	0	2006
	8.478793	8.096978	-4.50%	0	2005
	10.000000	8.478793	-15.21%	0	2004*

Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ	6.436967	6.392411	-0.69%	0	2007
	7.064846	6.436967	-8.89%	0	2006
	7.227878	7.064846	-2.26%	71	2005
	8.172183	7.227878	-11.56%	0	2004
	10.866265	8.172183	-24.79%	2,281	2003
	9.068856	10.866265	19.82%	0	2002
	10.000000	9.068856	-9.31%	0	2001*

Rydex Variable Trust - Japan 1.25x Strategy Fund - Q/NQ	12.829427	11.216791	-12.57%	43,566	2007
	12.387991	12.829427	3.56%	32,117	2006
	10.449875	12.387991	18.55%	61,127	2005
	9.615687	10.449875	8.68%	0	2004
	7.093492	9.615687	35.56%	0	2003
	8.593761	7.093492	-17.46%	0	2002
	10.000000	8.593761	-14.06%	0	2001*

Rydex Variable Trust - Large-Cap Growth Fund - Q/NQ	10.744734	11.102557	3.33%	246	2007
	10.348696	10.744734	3.83%	18,649	2006
	10.322664	10.348696	0.25%	125	2005
	10.000000	10.322664	3.23%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Large-Cap Value Fund - Q/NQ	13.247397	12.347312	-6.79%	676	2007
	11.429809	13.247397	15.90%	198,327	2006
	11.136759	11.429809	2.63%	175	2005
	10.000000	11.136759	11.37%	0	2004*

Rydex Variable Trust - Leisure Fund - Q/NQ	18.118345	17.392200	-4.01%	135,091	2007
	14.897328	18.118345	21.62%	176,138	2006
	15.897651	14.897328	-6.29%	112,616	2005
	13.030255	15.897651	22.01%	240,560	2004
	9.806841	13.030255	32.87%	131,537	2003
	11.680342	9.806841	-16.04%	0	2002
	10.000000	11.680342	16.80%	0	2001*

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ	20.274117	20.686397	2.03%	255	2007
	18.632431	20.274117	8.81%	0	2006
	16.582268	18.632431	12.36%	102,697	2005
	13.782692	16.582268	20.31%	72,660	2004
	9.179388	13.782692	50.15%	50,991	2003
	12.333627	9.179388	-25.57%	0	2002
	10.000000	12.333627	23.34%	0	2001*

Rydex Variable Trust - Mid-Cap Growth Fund - Q/NQ	11.983593	12.800523	6.82%	291	2007
	11.796682	11.983593	1.58%	45	2006
	10.744070	11.796682	9.80%	282	2005
	10.000000	10.744070	7.44%	0	2004*

Rydex Variable Trust - Mid-Cap Value Fund - Q/NQ	14.035026	13.153375	-6.28%	142	2007
	12.170004	14.035026	15.32%	69,147	2006
	11.405646	12.170004	6.70%	229	2005
	10.000000	11.405646	14.06%	0	2004*

Rydex Variable Trust - Multi-Cap Core Equity Fund - Q/NQ	11.268782	10.514729	-6.69%	98,848	2007
	10.003130	11.268782	12.65%	73,392	2006
	10.000000	10.003130	0.03%	788	2005*

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ	13.008344	15.095770	16.05%	1	2007
	12.485130	13.008344	4.19%	0	2006
	12.535295	12.485130	-0.40%	0	2005
	11.683323	12.535295	7.71%	242,284	2004
	8.125156	11.638323	43.24%	0	2003
	13.490531	8.125156	-39.77%	0	2002
	10.000000	13.490531	34.91%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ	10.019370	12.651473	26.27%	0	2007
	9.699923	10.019370	3.29%	0	2006
	10.155044	9.699923	-4.48%	962	2005
	9.027057	10.155044	12.50%	0	2004
	4.613467	9.027057	95.67%	5,508	2003
	15.340014	4.613467	-69.93%	0	2002
	10.000000	15.340014	53.40%	0	2001*

Rydex Variable Trust - Nova Fund - Q/NQ	13.262090	13.209113	-0.40%	680,385	2007
	11.287805	13.262090	17.49%	489,535	2006
	11.022102	11.287805	2.41%	672,148	2005
	9.762385	11.022102	12.90%	216,288	2004
	7.120377	9.762385	37.10%	307	2003
	11.247111	7.120377	-36.69%	0	2002
	10.000000	11.247111	12.47%	0	2001*

Rydex Variable Trust - Precious Metals Fund - Q/NQ	22.610892	26.624196	17.75%	103,882	2007
	18.903440	22.610892	19.61%	8,341	2006
	15.874784	18.903440	19.08%	146,766	2005
	18.787311	15.874784	-15.50%	120,791	2004
	13.536463	18.787311	38.79%	59,060	2003
	9.439387	13.536463	43.40%	0	2002
	10.000000	9.439387	-5.61%	0	2001*

Rydex Variable Trust - Real Estate Fund - Q/NQ	22.675449	18.063367	-20.34%	175,204	2007
	17.609206	22.675449	28.77%	194,265	2006
	16.683997	17.609206	5.55%	99,447	2005
	13.075125	16.683997	27.60%	0	2004
	10.186534	13.075125	28.36%	0	2003
	10.458583	10.186534	-2.60%	0	2002
	10.000000	10.458583	4.59%	0	2001*

Rydex Variable Trust - Retailing Fund - Q/NQ	14.801354	12.741059	-13.92%	28,244	2007
	13.650665	14.801354	8.43%	221,258	2006
	13.138110	13.650665	3.90%	138,253	2005
	12.119022	13.138110	8.41%	179,354	2004
	9.095514	12.119022	33.24%	57.895	2003
	11.825413	9.095514	-23.09%	0	2002
	10.000000	11.825413	18.25%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ	19.638272	18.038589	-8.15%	8,132	2007
	16.496990	19.638272	19.04%	4,510	2006
	16.116349	16.496990	2.36%	48	2005
	13.068448	16.116349	23.32%	0	2004
	8.075961	13.068448	61.82%	53,898	2003
	12.701624	8.075961	-36.42%	0	2002
	10.000000	12.701624	27.02%	0	2001*

Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ	13.502831	13.380714	-0.90%	0	2007
	11.081617	13.502831	21.85%	0	2006
	10.881586	11.081617	1.84%	867	2005
	9.450242	10.881586	15.15%	0	2004
	6.191892	9.450242	52.62%	0	2003
	11.642814	6.191892	-46.82%	0	2002
	10.000000	11.642814	16.43%	0	2001*

Rydex Variable Trust - Sector Rotation Fund - Q/NQ	13.173227	15.925791	20.90%	99,894	2007
	12.006270	13.173227	9.72%	50,478	2006
	10.718925	12.006270	12.01%	339	2005
	9.829012	10.718925	9.05%	0	2004
	7.681816	9.829012	27.95%	0	2003
	10.000000	7.681816	-23.18%	0	2002*

Rydex Variable Trust - Small-Cap Growth Fund - Q/NQ	12.729095	12.523524	-1.61%	234	2007
	11.995104	12.729095	6.12%	12,333	2006
	11.466420	11.995104	4.61%	231	2005
	10.000000	11.466420	14.66%	0	2004*

Rydex Variable Trust - Small-Cap Value Fund - Q/NQ	14.008191	10.987915	-21.56%	0	2007
	11.929661	14.008191	17.42%	21,810	2006
	11.685931	11.929661	2.09%	193	2005
	10.000000	11.685931	16.86%	985	2004*

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund Fund - Q/NQ	9.048439	7.941493	-12.23%	0	2007
	10.278071	9.048439	-11.96%	0	2006
	10.000000	10.278071	2.78%	0	2005*

Rydex Variable Trust - Technology Fund - Q/NQ	13.409040	14.577702	8.72%	182,854	2007
	12.855430	13.409040	4.31%	88,539	2006
	12.656825	12.855430	1.57%	112,091	2005
	12.703496	12.656825	-0.37%	33,570	2004
	7.994144	12.703496	58.91%	120,983	2003
	13.329249	7.994144	-40.03%	0	2002
	10.000000	13.329249	33.29%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Telecommunications Fund - Q/NQ	10.446917	11.238579	7.58%	243,552	2007
	8.874006	10.446917	17.72%	280,817	2006
	8.905179	8.874006	-0.35%	271,566	2005
	8.023460	8.905179	10.99%	482,095	2004
	6.093347	8.023460	31.68%	71,649	2003
	10.239695	6.093347	-40.49%	0	2002
	10.000000	10.239695	2.40%	0	2001*

Rydex Variable Trust - Transportation Fund - Q/NQ	17.034022	15.308517	-10.13%	83,046	2007
	16.103635	17.034022	5.78%	162,197	2006
	15.069792	16.103635	6.86%	181,617	2005
	12.439478	15.069792	21.14%	344,619	2004
	10.479367	12.439478	18.70%	46,398	2003
	12.046298	10.479367	-13.01%	0	2002
	10.000000	12.046298	20.46%	0	2001*

Rydex Variable Trust - Utilities Fund - Q/NQ	11.437847	12.714643	11.16%	250,736	2007
	9.599120	11.437847	19.16%	262,168	2006
	8.813757	9.599120	8.91%	168,621	2005
	7.627416	8.813757	15.55%	10,626	2004
	6.175076	7.627416	23.52%	122,779	2003
	9.333028	6.175076	-33.84%	0	2002
	10.000000	9.333028	-6.67%	0	2001*

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ	11.165698	12.989929	16.34%	0	2007
	9.711733	11.165698	14.97%	0	2006
	10.000000	9.711733	-2.88%	49	2005*

Additional Contract Options Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ	13.810980	13.586574	-1.62%	30,495	2007
	11.980593	13.810980	15.28%	42,489	2006
	11.630078	11.980593	3.01%	33,962	2005
	10.454767	11.630078	11.24%	15,413	2004
	8.209474	10.454767	27.35%	346	2003
	10.000000	8.209474	-17.91%	346	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III - Q/NQ	10.198904	12.152149	19.15%	5,328	2007
	10.710257	10.198904	-4.77%	1,943	2006
	10.647562	10.710257	0.59%	7,435	2005
	9.770922	10.647562	8.97%	144	2004
	7.943981	9.770922	23.00%	144	2003
	10.000000	7.943981	-20.56%	335	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ	14.894121	13.908605	-6.62%	25,606	2007
	12.749662	14.894121	16.82%	63,318	2006
	12.329169	12.749662	3.41%	24,965	2005
	10.953270	12.329169	12.56%	26,594	2004
	8.627225	10.953270	26.96%	963	2003
	10.000000	8.627225	-13.73%	526	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ	14.064990	14.021800	-0.31%	38,256	2007
	11.915840	14.064990	18.04%	57,446	2006
	11.459962	11.915840	3.98%	26,779	2005
	10.470554	11.459962	9.45%	39,996	2004
	8.173906	10.470554	28.10%	2,921	2003
	10.000000	8.173906	-18.26%	605	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ	10.734831	13.384515	24.68%	98,232	2007
	10.229931	10.734831	4.94%	22,320	2006
	9.846755	10.229931	3.89%	23,536	2005
	9.698295	9.846755	1.53%	3,039	2004
	7.434713	9.698295	30.45%	263	2003
	10.000000	7.434713	-25.65%	318	2002*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R - Q/NQ	15.545104	17.949940	15.47%	98,824	2007
	14.170153	15.545104	9.70%	85,996	2006
	12.335599	14.170153	14.87%	82,618	2005
	10.881661	12.335599	13.36%	44,880	2004
	8.622938	10.881661	26.19%	1,688	2003
	10.000000	8.622938	-13.77%	1,115	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III- Q/NQ	10.987373	11.158827	1.56%	130,445	2007
	10.090409	10.987373	8.89%	104,972	2006
	10.000000	10.090409	0.90%	48,407	2005*

NVIT NVIT Government Bond Fund: Class III - Q/NQ	11.359326	11.982372	5.48%	96,052	2007
	11.164147	11.359326	1.75%	29,809	2006
	10.989993	11.164147	1.58%	30,258	2005
	10.809719	10.989993	1.67%	8,334	2004
	10.752539	10.809719	0.53%	8,437	2003
	10.000000	10.752539	7.53%	5,779	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ	10.988264	11.404136	3.78%	33,963	2007
	10.515907	10.988264	4.49%	11,935	2006
	10.331068	10.515907	1.79%	17,278	2005
	10.000000	10.331068	3.31%	14,052	2004*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ	11.597441	12.081189	4.17%	44,561	2007
	10.867283	11.597441	6.72%	13,521	2006
	10.547246	10.867283	3.03%	84,501	2005
	10.000000	10.547246	5.47%	7,025	2004*

NVIT NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ	12.262761	12.760263	4.06%	204,617	2007
	11.176255	12.262761	9.72%	97,692	2006
	10.759854	11.176255	3.87%	67,173	2005
	10.000000	10.759854	7.60%	42,404	2004*

NVIT NVIT Investor Destinations Moderately Agressive Fund: Class VI - Q/NQ	13.063235	13.651544	4.50%	91,536	2007
	11.581924	13.063235	12.79%	83,722	2006
	10.978183	11.581924	5.50%	83,412	2005
	10.000000	10.978183	9.78%	50,693	2004*

NVIT NVIT Investor Destinations Agressive Fund: Class VI - Q/NQ	13.645191	14.233961	4.31%	48,638	2007
	11.853875	13.645191	15.11%	54,564	2006
	11.152867	11.853875	6.29%	42,102	2005
	10.000000	11.152867	11.53%	0	2004*

NVIT NVIT Mid Cap Growth Fund: Class III - Q/NQ	12.935148	13.875666	7.27%	1,987	2007
	11.951076	12.935148	8.23%	7,443	2006
	11.062289	11.951076	8.03%	7,693	2005
	9.743982	11.062289	13.53%	6,540	2004
	7.057394	9.743982	38.07%	6,647	2003
	10.000000	7.057394	-29.43%	265	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class II - Q/NQ	9.959266	10.221024	2.63%	2,521,499	2007
	9.716653	9.959266	2.50%	1,811,665	2006
	9.650801	9.716653	0.68%	1,281,207	2005
	9.762293	9.650801	-1.14%	876,212	2004
	9.898400	9.762293	-1.38%	340,827	2003
	9.984357	9.898400	-0.86%	91,107	2002
	10.000000	9.984357	-0.16%	12,133	2001*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class III- Q/NQ	11.418855	12.343652	8.10%	61	2007
	11.235576	11.418855	1.63%	61	2006
	10.566771	11.235576	6.33%	311	2005
	9.463885	10.566771	11.65%	311	2004
	7.168508	9.463885	32.02%	634	2003
	10.000000	7.168508	-28.31%	608	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ	14.882960	13.636463	-8.38%	2,583	2007
	12.879686	14.882960	15.55%	3,101	2006
	12.693227	12.879686	1.47%	4,546	2005
	10.984744	12.693227	15.55%	4,588	2004
	7.116463	10.984744	54.36%	2,335	2003
	10.000000	7.116463	-28.84%	288	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class III - Q/NQ	15.548227	15.628959	0.52%	10,070	2007
	14.092135	15.548227	10.33%	5,995	2006
	12.744888	14.092135	10.57%	2,056	2005
	10.873089	12.744888	17.21%	0	2004
	7.833403	10.873089	38.80%	0	2003
	10.000000	7.833403	-21.67%	0	2002*

NVIT NVIT Nationwide Fund: Class III - Q/NQ	12.987306	13.835918	6.53%	845	2007
	11.600988	12.987306	11.95%	654	2006
	10.976217	11.600988	5.69%	2,924	2005
	10.150606	10.976217	8.13%	7,157	2004
	8.087698	10.150606	25.51%	1,095	2003
	10.000000	8.087698	-19.12%	669	2002*

Rydex Variable Trust - Absolute Return Strategies Fund - Q/NQ	10.569317	10.803638	2.22%	35,890	2007
	10.066631	10.569317	4.99%	64,193	2006
	10.000000	10.066631	0.67%	2,028	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Banking Fund - Q/NQ	15.443549	11.085711	-28.22%	14,973	2007
	14.100315	15.443549	9.53%	36,661	2006
	14.728905	14.100315	-4.27%	14,655	2005
	13.039295	14.728905	12.96%	9,397	2004
	10.053482	13.039295	29.70%	2,074	2003
	10.292246	10.053482	-2.32%	1,051	2002
	10.000000	10.292246	2.92%	0	2001*

Rydex Variable Trust - Basic Materials Fund - Q/NQ	18.143987	23.928062	31.88%	67,138	2007
	15.069119	18.143987	20.41%	92,517	2006
	14.711572	15.069119	2.43%	39,844	2005
	12.366804	14.711572	18.96%	16,132	2004
	9.555333	12.366804	29.42%	36,407	2003
	11.124064	9.555333	-14.10%	514	2002
	10.000000	11.124064	11.24%	0	2001*

Rydex Variable Trust - Biotechnology Fund - Q/NQ	8.877106	9.123656	2.78%	54,345	2007
	9.326503	8.877106	-4.82%	28,286	2006
	8.559762	9.326503	8.96%	76,934	2005
	8.600026	8.559762	-0.47%	20,005	2004
	6.146627	8.600026	39.91%	7,984	2003
	11.425095	6.146627	-46.20%	1,002	2002
	10.000000	11.425095	14.25%	0	2001*

Rydex Variable Trust - CLS AdvisorOne Amerigo Fund - Q/NQ	10.014765	11.216518	12.00%	106,627	2007*

Rydex Variable Trust - CLS AdvisorOne Berolina Fund - Q/NQ	10.000000	10.761177	7.61%	18,413	2007*

Rydex Variable Trust - CLS AdvisorOne Clermont Fund - Q/NQ	10.018045	10.475875	4.57%	4,907	2007*

Rydex Variable Trust - Commodities Strategy Fund - Q/NQ	7.141327	9.210605	28.98%	113,988	2007
	8.832201	7.141327	-19.14%	23,293	2006
	10.000000	8.832201	-11.68%	18,457	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Consumer Products Fund - Q/NQ	14.895641	16.288137	9.35%	16,831	2007
	12.884330	14.895641	15.61%	35,093	2006
	13.138652	12.884330	-1.94%	7,064	2005
	11.778482	13.138652	11.55%	11,709	2004
	9.817906	11.778482	19.97%	696	2003
	10.345639	9.817906	-5.10%	1,780	2002
	10.000000	10.345639	3.46%	0	2001*

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ	13.088921	13.935235	6.47%	128,305	2007
	10.183933	13.088921	28.53%	123,792	2006
	10.753252	10.183933	-5.29%	45,661	2005
	10.000000	10.753252	7.53%	29,111	2004*

Rydex Variable Trust - Electronics Fund - Q/NQ	9.547284	9.163793	-4.02%	5,382	2007
	9.462053	9.547284	0.90%	24,356	2006
	9.252331	9.462053	2.27%	11,543	2005
	12.045668	9.252331	-23.19%	16,497	2004
	7.204575	12.045668	67.19%	16,601	2003
	14.131235	7.204575	-49.02%	978	2002
	10.000000	14.131235	41.31%	0	2001*

Rydex Variable Trust - Energy Fund - Q/NQ	20.797602	27.273941	31.14%	84,328	2007
	18.873199	20.797602	10.20%	41,166	2006
	13.836471	18.873199	36.40%	47,434	2005
	10.625204	13.836471	30.22%	41,527	2004
	8.773337	10.625204	21.11%	30,258	2003
	10.303352	8.773337	-14.85%	1,954	2002
	10.000000	10.303352	3.03%	0	2001*

Rydex Variable Trust - Energy Services Fund - Q/NQ	24.584817	33.180175	34.96%	54,713	2007
	22.500391	24.584817	9.26%	34,129	2006
	15.410229	22.500391	46.01%	50,580	2005
	11.703867	15.410229	31.67%	10,997	2004
	10.965608	11.703867	6.73%	26,835	2003
	12.668054	10.965608	-13.44%	1,999	2002
	10.000000	12.668054	26.68%	0	2001*

Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ	16.756318	18.649748	11.30%	157,885	2007
	13.141356	16.756318	27.51%	108,235	2006
	12.550037	13.141356	4.71%	55,750	2005
	10.974739	12.550037	14.35%	57,095	2004
	7.791057	10.974739	40.86%	43,750	2003
	11.046037	7.791057	-29.47%	172	2002
	10.000000	11.046037	10.46%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Financial Services Fund - Q/NQ	14.974312	11.969183	-20.07%	53,019	2007
	13.029429	14.974312	14.93%	51,630	2006
	12.801486	13.029429	1.78%	17,204	2005
	11.102549	12.801486	15.30%	7,311	2004
	8.747144	11.102549	26.93%	3,901	2003
	10.465129	8.747144	-16.42%	784	2002
	10.000000	10.465129	4.65%	0	2001*

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ	11.835145	12.785159	8.03%	106,462	2007
	12.411996	11.835145	-4.65%	47,978	2006
	11.707086	12.411996	6.02%	63,711	2005
	10.973610	11.707086	6.68%	159,247	2004
	11.267156	10.973610	-2.61%	16,379	2003
	9.650492	11.267156	16.75%	4,883	2002
	10.000000	9.650492	-3.50%	0	2001*

Rydex Variable Trust - Health Care Fund - Q/NQ	11.469837	11.971360	4.37%	60,785	2007
	11.083330	11.469837	3.49%	54,270	2006
	10.174316	11.083330	8.93%	49,375	2005
	9.728963	10.174316	4.58%	15,370	2004
	7.614944	9.728963	27.76%	1,620	2003
	9.829514	7.614944	-22.53%	384	2002
	10.000000	9.829514	-1.70%	0	2001*

Rydex Variable Trust - Hedged Equity Fund - Q/NQ	10.738673	10.905150	1.55%	14,102	2007
	10.080617	10.738673	6.53%	26,251	2006
	10.000000	10.080617	0.81%	70	2005*

Rydex Variable Trust - Internet Fund - Q/NQ	15.113218	16.423342	8.67%	27,282	2007
	13.993041	15.113218	8.01%	27,976	2006
	14.411024	13.993041	-2.90%	45,498	2005
	12.632682	14.411024	14.08%	11,796	2004
	7.805210	12.632682	61.85%	10,809	2003
	13.992583	7.805210	-44.22%	544	2002
	10.000000	13.992583	39.93%	0	2001*

Rydex Variable Trust - Inverse Dynamic Dow 2x Strategy Fund - Q/NQ	6.752665	6.049907	-10.41%	42,581	2007
	8.767180	6.752665	-22.98%	30,564	2006
	8.762318	8.767180	0.06%	4,793	2005
	10.000000	8.762318	-12.38%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ	8.580497	8.065565	-6.00%	70,183	2007
	8.061736	8.580497	6.43%	24,873	2006
	8.641047	8.061736	-6.70%	35,792	2005
	9.825009	8.641047	-12.05%	26,160	2004
	10.000000	9.825009	-1.75%	11,785	2003*

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ	7.461869	7.199783	-3.51%	11,210	2007
	7.880538	7.461869	-5.31%	7,708	2006
	8.715499	7.880538	-9.58%	5,677	2005
	10.000000	8.715499	-12.85%	0	2004*

Rydex Variable Trust - Inverse OTC Strategy Fund - Q/NQ	4.716591	4.119254	-12.66%	46,262	2007
	4.858775	4.716591	-2.93%	134,716	2006
	4.873137	4.858775	-0.29%	10,545	2005
	5.614098	4.873137	-13.20%	12,648	2004
	9.105111	5.614098	-38.34%	330	2003
	6.909657	9.105111	31.77%	5,907	2002
	10.000000	6.909657	-30.90%	0	2001*

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ	7.012859	7.274206	3.73%	39,984	2007
	8.090147	7.012859	-13.32%	30,060	2006
	8.475948	8.090147	-4.55%	9,858	2005
	10.000000	8.475948	-15.24%	1,570	2004*

Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ	6.419855	6.372157	-0.74%	71,706	2007
	7.049628	6.419855	-8.93%	123,023	2006
	7.215967	7.049628	-2.31%	15,214	2005
	8.162868	7.215967	-11.60%	19,315	2004
	10.859399	8.162868	-24.83%	12,532	2003
	9.067716	10.859399	19.76%	1,971	2002
	10.000000	9.067716	-9.32%	0	2001*

Rydex Variable Trust - Japan 1.25x Strategy Fund - Q/NQ	12.795296	11.181229	-12.61%	56,306	2007
	12.361296	12.795296	3.51%	57,642	2006
	10.432632	12.361296	18.49%	134,236	2005
	9.604686	10.432632	8.62%	31,746	2004
	7.088981	9.604686	35.49%	6,117	2003
	8.592677	7.088981	-17.50%	0	2002
	10.000000	8.592677	-14.07%	0	2001*

Rydex Variable Trust - Large-Cap Growth Fund - Q/NQ	10.730258	11.081937	3.28%	84,969	2007
	10.339992	10.730258	3.77%	67,497	2006
	10.319206	10.339992	0.20%	35,220	2005
	10.000000	10.319206	3.19%	37,528	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Large-Cap Value Fund - Q/NQ	13.229554	12.324386	-6.84%	39,618	2007
	11.420193	13.229554	15.84%	368,088	2006
	11.133024	11.420193	2.58%	221,957	2005
	10.000000	11.133024	11.33%	39,535	2004*

Rydex Variable Trust - Leisure Fund - Q/NQ	18.070198	17.337132	-4.06%	4,073	2007
	14.865260	18.070198	21.56%	31,261	2006
	15.871467	14.865260	-6.34%	5,737	2005
	13.015399	15.871467	21.94%	10,506	2004
	9.800624	13.015399	32.80%	2,242	2003
	11.678880	9.800624	-16.08%	2,144	2002
	10.000000	11.678880	16.79%	0	2001*

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ	20.220219	20.620867	1.98%	20,664	2007
	18.592321	20.220219	8.76%	193,573	2006
	16.554938	18.592321	12.31%	159,868	2005
	13.766965	16.554938	20.25%	40,795	2004
	9.173572	13.766965	50.07%	18,426	2003
	12.332082	9.173572	-25.61%	1,332	2002
	10.000000	12.332082	23.32%	2,334	2001*

Rydex Variable Trust - Mid-Cap Growth Fund - Q/NQ	11.967429	12.776731	6.76%	62,433	2007
	11.786747	11.967429	1.53%	18,025	2006
	10.740463	11.786747	9.74%	397,173	2005
	10.000000	10.740463	7.40%	42,330	2004*

Rydex Variable Trust - Mid-Cap Value Fund - Q/NQ	14.016125	13.128955	-6.33%	36,200	2007
	12.159767	14.016125	15.27%	40,886	2006
	11.401813	12.159767	6.65%	34,197	2005
	10.000000	11.401813	14.02%	18,225	2004*

Rydex Variable Trust - Multi-Cap Core Equity Fund - Q/NQ	11.262588	10.503595	-6.74%	25,569	2007
	10.002696	11.262588	12.60%	24,392	2006
	10.000000	10.002696	0.03%	0	2005*

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ	12.973783	15.047975	15.99%	71,224	2007
	12.458267	12.973783	4.14%	25,014	2006
	12.514657	12.458267	-0.45%	38,722	2005
	11.625059	12.514657	7.65%	245,224	2004
	8.120008	11.625059	43.17%	58,352	2003
	13.488843	8.120008	-39.80%	29,226	2002
	10.000000	13.488843	34.87%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ	9.992706	12.611369	26.21%	80,289	2007
	9.679013	9.992706	3.24%	90,976	2006
	10.138285	9.679013	-4.53%	179,314	2005
	9.016743	10.138285	12.44%	104,645	2004
	4.610530	9.016743	95.57%	19,761	2003
	15.338103	4.610530	-69.94%	722	2002
	10.000000	15.338103	53.38%	0	2001*

Rydex Variable Trust - Nova Fund - Q/NQ	13.226834	13.167273	-0.45%	34,429	2007
	11.263509	13.226834	17.43%	239,577	2006
	11.003953	11.263509	2.36%	255,496	2005
	9.751261	11.003953	12.85%	231,688	2004
	7.115866	9.751261	37.04%	78,186	2003
	11.245705	7.115866	-36.72%	38,518	2002
	10.000000	11.245705	12.46%	0	2001*

Rydex Variable Trust - Precious Metals Fund - Q/NQ	22.550844	26.539936	17.69%	71,732	2007
	18.862786	22.550844	19.55%	60,312	2006
	15.848656	18.862786	19.02%	68,248	2005
	18.765912	15.848656	-15.55%	16,596	2004
	13.527917	18.765912	38.72%	9.567	2003
	9.438205	13.527917	43.33%	9,766	2002
	10.000000	9.438205	-5.62%	0	2001*

Rydex Variable Trust - Real Estate Fund - Q/NQ	22.615233	18.006199	-20.38%	42,648	2007
	17.571332	22.615233	28.71%	83,752	2006
	16.656540	17.571332	5.49%	12,562	2005
	13.060224	16.656540	27.54%	37,370	2004
	10.180086	13.060224	28.29%	1,052	2003
	10.457276	10.180086	-2.65%	24,735	2002
	10.000000	10.457276	4.57%	0	2001*

Rydex Variable Trust - Retailing Fund - Q/NQ	14.762041	12.700726	-13.96%	1,282	2007
	13.621308	14.762041	8.37%	49,363	2006
	13.116475	13.621308	3.85%	2,790	2005
	12.105211	13.116475	8.35%	3,942	2004
	9.089753	12.105211	33.17%	6,602	2003
	11.823934	9.089753	-23.12%	417	2002
	10.000000	11.823934	18.24%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ	19.586062	17.981444	-8.19%	32,806	2007
	16.461469	19.586062	18.98%	331,885	2006
	16.089786	16.461469	2.31%	60,553	2005
	13.053530	16.089786	23.26%	211,823	2004
	8.070831	13.053530	61.74%	348,827	2003
	12.700033	8.070831	-36.45%	9,597	2002
	10.000000	12.700033	27.00%	2,216	2001*

Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ	13.466959	13.338355	-0.95%	127,955	2007
	11.057764	13.466959	21.79%	81,365	2006
	10.863673	11.057764	1.79%	45,059	2005
	9.439466	10.863673	15.09%	40,049	2004
	6.187960	9.439466	52.55%	82,430	2003
	11.641354	6.187960	-46.85%	5,289	2002
	10.000000	11.641354	16.41%	0	2001*

Rydex Variable Trust - Sector Rotation Fund - Q/NQ	13.142096	15.880039	20.83%	288,835	2007
	11.983958	13.142096	9.66%	257,783	2006
	10.704419	11.983958	11.95%	166,294	2005
	9.820700	10.704419	9.00%	64,895	2004
	7.679202	9.820700	27.89%	72,197	2003
	10.000000	7.679202	-23.21%	27.414	2002*

Rydex Variable Trust - Small-Cap Growth Fund - Q/NQ	12.711947	12.500278	-1.67%	21,460	2007
	11.985018	12.711947	6.07%	34,753	2006
	11.462563	11.985018	4.56%	126,169	2005
	10.000000	11.462563	14.63%	64,668	2004*

Rydex Variable Trust - Small-Cap Value Fund - Q/NQ	13.989329	10.967504	-21.60%	21,673	2007
	11.919630	13.989329	17.36%	76,466	2006
	11.682011	11.919630	2.03%	168,524	2005
	10.000000	11.682011	16.82%	237,341	2004*

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund Fund - Q/NQ	9.042761	7.932451	-12.28%	38,453	2007
	10.276814	9.042761	-12.01%	571	2006
	10.000000	10.276814	2.77%	431	2005*

Rydex Variable Trust - Technology Fund - Q/NQ	13.373443	14.531578	8.66%	36,097	2007
	12.827788	13.373443	4.25%	24,652	2006
	12.636009	12.827788	1.52%	18,463	2005
	12.689052	12.636009	-0.42%	11,460	2004
	7.989089	12.689052	58.83%	16,351	2003
	13.327589	7.989089	-40.06%	1,440	2002*
	10.000000	13.327589	33.28%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Telecommunications Fund - Q/NQ	10.419129	11.202954	7.52%	49,914	2007
	8.854887	10.419129	17.67%	28,047	2006
	8.890473	8.854887	-0.40%	4,133	2005
	8.014293	8.890473	10.93%	3,032	2004
	6.089480	8.014293	31.61%	4,610	2003
	10.238413	6.089480	-40.52%	9,025	2002
	10.000000	10.238413	2.38%	0	2001*

Rydex Variable Trust - Transportation Fund - Q/NQ	16.988761	15.260051	-10.18%	15,146	2007
	16.068996	16.988761	5.72%	49,845	2006
	15.044972	16.068996	6.81%	37,884	2005
	12.425296	15.044972	21.08%	17,532	2004
	10.472731	12.425296	18.64%	2,095	2003
	12.044796	10.472731	-13.05%	401	2002
	10.000000	12.044796	20.45%	0	2001*

Rydex Variable Trust - Utilities Fund - Q/NQ	11.407448	12.674369	11.11%	129,954	2007
	9.578446	11.407448	19.09%	166,999	2006
	8.799225	9.578446	8.86%	60,470	2005
	7.618712	8.799225	15.49%	44,781	2004
	6.171160	7.618712	23.46%	1,683	2003
	9.331857	6.171160	-33.87%	5,596	2002
	10.000000	9.331514	-6.68%	0	2001*

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ	11.158682	12.975130	16.28%	13,572	2007
	9.710544	11.158682	14.91%	7,704	2006
	10.000000	9.710544	-2.89%	447	2005*

Additional Contract Options Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ	13.778280	13.547488	-1.68%	16,669	2007
	11.958291	13.778280	15.22%	18,651	2006
	11.614309	11.958291	2.96%	35,307	2005
	10.445898	11.614309	11.19%	25,645	2004
	8.206679	10.445898	27.29%	26,348	2003
	10.000000	8.206679	-17.93%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III - Q/NQ	10.174759	12.117186	19.09%	2,597	2007
	10.690318	10.174759	-4.82%	2,344	2006
	10.633136	10.690318	0.54%	3,149	2005
	9.762642	10.633136	8.92%	2,715	2004
	7.941278	9.762642	22.94%	644	2003
	10.000000	7.941278	-20.59%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ	14.858862	13.868594	-6.66%	22,686	2007
	12.725933	14.858862	16.76%	19,974	2006
	12.312465	12.725933	3.36%	30,460	2005
	10.943993	12.312465	12.50%	46,502	2004
	8.624289	10.943993	26.90%	17,556	2003
	10.000000	8.624289	-13.76%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R - Q/NQ	15.508298	17.898309	15.41%	39,062	2007
	14.143767	15.508298	9.65%	61,455	2006
	12.318869	14.143767	14.81%	56,312	2005
	10.872432	12.318869	13.30%	44,715	2004
	8.620004	10.872432	26.13%	14,539	2003
	10.000000	8.620004	-13.80%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ	14.031717	13.981480	-0.36%	20,213	2007
	11.893667	14.031717	17.98%	12,415	2006
	11.444437	11.893667	3.93%	33,454	2005
	10.461683	11.444437	9.39%	46,541	2004
	8.171123	10.461683	28.03%	3,855	2003
	10.000000	8.171123	-18.29%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ	10.709446	13.346034	24.62%	12,777	2007
	10.210907	10.709446	4.88%	6,895	2006
	9.833426	10.210907	3.84%	6,643	2005
	9.690082	9.833426	1.48%	5,881	2004
	7.432182	9.690082	30.38%	6,793	2003
	10.000000	7.432182	-25.68%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III- Q/NQ	10.980473	11.146116	1.51%	5,451	2007
	10.089174	10.980473	8.83%	393	2006
	10.000000	10.089174	0.89%	0	2005*

NVIT NVIT Government Bond Fund: Class III - Q/NQ	11.332483	11.947954	5.43%	59,230	2007
	11.143399	11.332483	1.70%	41,359	2006
	10.975113	11.143399	1.53%	59,843	2005
	10.800563	10.975113	1.62%	41,875	2004
	10.748892	10.800563	0.48%	38,097	2003
	10.000000	10.748892	7.49%	705	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ	10.973458	11.382948	3.73%	11,262	2007
	10.507058	10.973458	4.44%	19,003	2006
	10.327600	10.507058	1.74%	17,313	2005
	10.000000	10.327600	3.28%	20,115	2004*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ	11.581797	12.058726	4.12%	97,652	2007
	10.858124	11.581797	6.66%	22,628	2006
	10.543705	10.858124	2.98%	19,842	2005
	10.000000	10.543705	5.44%	24,969	2004*

NVIT NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ	12.246227	12.736548	4.00%	129,755	2007
	11.166839	12.246227	9.67%	187,569	2006
	10.756241	11.166839	3.82%	202,422	2005
	10.000000	10.756241	7.56%	202,925	2004*

NVIT NVIT Investor Destinations Moderately Agressive Fund: Class VI - Q/NQ	13.045629	13.626167	4.45%	41,249	2007
	11.572181	13.045629	12.73%	36,503	2006
	10.974499	11.572181	5.45%	59,234	2005
	10.000000	10.974499	9.74%	60,565	2004*

NVIT NVIT Investor Destinations Agressive Fund: Class VI - Q/NQ	13.626797	14.207508	4.26%	29,923	2007
	11.843899	13.626797	15.05%	12,477	2006
	11.149123	11.843899	6.23%	18,420	2005
	10.000000	11.149123	11.49%	10,839	2004*

NVIT NVIT Mid Cap Growth Fund: Class III - Q/NQ	12.904516	13.835739	7.22%	1,683	2007
	11.928822	12.904516	8.18%	1,649	2006
	11.047288	11.928822	7.98%	5,119	2005
	9.735716	11.047288	13.47%	6,739	2004
	7.054984	9.735716	38.00%	5,543	2003
	10.000000	7.054984	-29.45%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class II - Q/NQ	9.932785	10.188644	2.58%	549,837	2007
	9.695729	9.932785	2.44%	626,607	2006
	9.634897	9.695729	0.63%	554,711	2005
	9.751158	9.634897	-1.19%	859,938	2004
	9.892135	9.751158	-1.43%	908,506	2003
	9.983107	9.892135	-0.91%	322,612	2002
	10.000000	9.983107	-0.17%	0	2001*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class III- Q/NQ	11.391827	12.308147	8.04%	366	2007
	11.214659	11.391827	1.58%	366	2006
	10.552445	11.214659	6.28%	1,542	2005
	9.455866	10.552445	11.60%	2,034	2004
	7.166069	9.455866	31.95%	3,746	2003
	10.000000	7.166069	-28.34%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ	14.847775	13.597274	-8.42%	2,884	2007
	12.855764	14.847775	15.50%	2,799	2006
	12.676057	12.855764	1.42%	2,943	2005
	10.975452	12.676057	15.49%	10,322	2004
	7.114041	10.975452	54.28%	20,701	2003
	10.000000	7.114041	-28.86%	0	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class III - Q/NQ	15.511424	15.583996	0.47%	5,745	2007
	14.065909	15.511424	10.28%	7,332	2006
	12.727605	14.065909	10.51%	1,732	2005
	10.863870	12.727605	17.16%	10,312	2004
	7.830730	10.863870	38.73%	29,868	2003
	10.000000	7.830730	-21.69%	0	2002*

NVIT NVIT Nationwide Fund: Class III - Q/NQ	12.956596	13.796161	6.48%	0	2007
	11.579422	12.956596	11.89%	0	2006
	10.961356	11.579422	5.64%	1,350	2005
	10.142015	10.961356	8.08%	901	2004
	8.084951	10.142015	25.44%	1,354	2003
	10.000000	8.084951	-19.15%	412	2002*

Rydex Variable Trust - Absolute Return Strategies Fund - Q/NQ	10.563509	10.792199	2.16%	267	2007
	10.066199	10.563509	4.94%	1,996	2006
	10.000000	10.066199	0.66%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Banking Fund - Q/NQ	15.402482	11.050578	-28.25%	560	2007
	14.069961	15.402482	9.47%	11,698	2006
	14.704647	14.069961	-4.32%	392	2005
	13.024438	14.704647	12.90%	1,425	2004
	10.047117	13.024438	29.63%	5,430	2003
	10.290966	10.047117	-2.37%	580	2002
	10.000000	10.290966	2.91%	0	2001*

Rydex Variable Trust - Basic Materials Fund - Q/NQ	18.095776	23.852301	31.81%	9,356	2007
	15.036688	18.095776	20.34%	14,715	2006
	14.687349	15.036688	2.38%	8,774	2005
	12.352709	14.687349	18.90%	13,766	2004
	9.549279	12.352709	29.36%	18,998	2003
	11.122675	9.549279	-14.15%	0	2002
	10.000000	11.122675	11.23%	0	2001*

Rydex Variable Trust - Biotechnology Fund - Q/NQ	8.853503	9.094760	2.72%	5,221	2007
	9.306417	8.853503	-4.87%	4,132	2006
	8.545651	9.306417	8.90%	25,155	2005
	8.590206	8.545651	-0.52%	16,559	2004
	6.142727	8.590206	39.84%	8,810	2003
	11.423667	6.142727	-46.23%	1,557	2002
	10.000000	11.423667	14.24%	0	2001*

Rydex Variable Trust - CLS AdvisorOne Amerigo Fund - Q/NQ	10.014417	11.210393	11.94%	0	2007*

Rydex Variable Trust - CLS AdvisorOne Berolina Fund - Q/NQ	10.000000	10.757522	7.58%	0	2007*

Rydex Variable Trust - CLS AdvisorOne Clermont Fund - Q/NQ	10.017699	10.470163	4.52%	677	2007*

Rydex Variable Trust - Commodities Strategy Fund - Q/NQ	7.136825	9.200096	28.91%	33,838	2007
	8.831119	7.136825	-19.19%	15,134	2006
	10.000000	8.831119	-11.69%	22,707	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Consumer Products Fund - Q/NQ	14.856036	16.236535	9.29%	1,477	2007
	12.856579	14.856036	15.55%	19,660	2006
	13.116987	12.856579	-1.99%	2,260	2005
	11.765033	13.116987	11.49%	2,334	2004
	9.811679	11.765033	19.91%	197	2003
	10.344341	9.811679	-5.15%	2,348	2002
	10.000000	10.344341	3.44%	0	2001*

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ	13.071250	13.909303	6.41%	13,054	2007
	10.175340	13.071250	28.46%	87,410	2006
	10.749624	10.175340	-5.34%	425	2005
	10.000000	10.749624	7.50%	6,102	2004*

Rydex Variable Trust - Electronics Fund - Q/NQ	9.521875	9.134738	-4.07%	0	2007
	9.441661	9.521875	0.85%	2,427	2006
	9.237069	9.441661	2.21%	59	2005
	12.031912	9.237069	-23.23%	17,495	2004
	7.200001	12.031912	67.11%	9,822	2003
	14.129471	7.200001	-49.04%	0	2002
	10.000000	14.129471	41.29%	0	2001*

Rydex Variable Trust - Energy Fund - Q/NQ	20.742297	27.187530	31.07%	24,705	2007
	18.832555	20.742297	10.14%	13,898	2006
	13.813654	18.832555	36.33%	22,696	2005
	10.613076	13.813654	30.16%	21,558	2004
	8.767776	10.613076	21.05%	17,185	2003
	10.302060	8.767776	-14.89%	904	2002
	10.000000	10.302060	3.02%	0	2001*

Rydex Variable Trust - Energy Services Fund - Q/NQ	24.519441	33.075051	34.89%	17,054	2007
	22.451937	24.519441	9.21%	14,744	2006
	15.384823	22.451937	45.94%	23,996	2005
	11.690500	15.384823	31.60%	11,539	2004
	10.958662	11.690500	6.68%	3,623	2003
	12.666464	10.958662	-13.48%	398	2002
	10.000000	12.666464	26.66%	0	2001*

Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ	16.711712	18.590600	11.24%	43,599	2007
	13.113011	16.711712	27.44%	91,973	2006
	12.529320	13.113011	4.66%	13,281	2005
	10.962189	12.529320	14.30%	104,085	2004
	7.786114	10.962189	40.79%	20,284	2003
	11.044650	7.786114	-29.50%	0	2002
	10.000000	11.044650	10.45%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Financial Services Fund - Q/NQ	14.934517	11.931265	-20.11%	1,982	2007
	13.001387	14.934517	14.87%	16,681	2006
	12.780396	13.001387	1.73%	2,712	2005
	11.089890	12.780396	15.24%	7,463	2004
	8.741608	11.089890	26.86%	3,598	2003
	10.463826	8.741608	-16.45%	0	2002
	10.000000	10.463826	4.64%	0	2001*

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ	11.803677	12.744654	7.97%	117,372	2007
	12.385268	11.803677	-4.70%	16,378	2006
	11.687795	12.385268	5.97%	172,714	2005
	10.961094	11.687795	6.63%	108,239	2004
	11.260023	10.961094	-2.65%	60,757	2003
	9.649283	11.260023	16.69%	22,830	2002*
	10.000000	9.649283	-3.51%	0	2001*

Rydex Variable Trust - Health Care Fund - Q/NQ	11.439335	11.933428	4.32%	28,037	2007
	11.059446	11.439335	3.43%	23,503	2006
	10.157548	11.059446	8.88%	10,607	2005
	9.717862	10.157548	4.52%	20,040	2004
	7.610122	9.717862	27.70%	5,228	2003
	9.828280	7.610122	-22.57%	1,133	2002
	10.000000	9.828280	-1.72%	0	2001*

Rydex Variable Trust - Hedged Equity Fund - Q/NQ	10.732771	10.893595	1.50%	0	2007
	10.080183	10.732771	6.47%	0	2006
	10.000000	10.080183	0.80%	0	2005*

Rydex Variable Trust - Internet Fund - Q/NQ	15.073056	16.371328	8.61%	6,934	2007
	13.962920	15.073056	7.95%	246	2006
	14.387285	13.962920	-2.95%	6,424	2005
	12.618276	14.387285	14.02%	2,066	2004
	7.800264	12.618276	61.77%	6,615	2003
	13.990842	7.800264	-44.25%	0	2002
	10.000000	13.990842	39.91%	0	2001*

Rydex Variable Trust - Inverse Dynamic Dow 2x Strategy Fund - Q/NQ	6.743542	6.038639	-10.45%	3,543	2007
	8.759792	6.743542	-23.02%	5,354	2006
	8.759380	8.759792	0.00%	8,992	2005
	10.000000	8.759380	-12.41%	4,925	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ	8.564561	8.046474	-6.05%	20,828	2007
	8.050838	8.564561	6.38%	77,342	2006
	8.633734	8.050838	-6.75%	128,864	2005
	9.821676	8.633734	-12.10%	168,787	2004
	10.000000	9.821676	-1.78%	484,532	2003*

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ	7.451804	7.186403	-3.56%	612	2007
	7.873902	7.451804	-5.36%	11,907	2006
	8.712566	7.873902	-9.63%	11,898	2005
	10.000000	8.712566	-12.87%	1,775	2004*

Rydex Variable Trust - Inverse OTC Strategy Fund - Q/NQ	4.704040	4.106182	-12.71%	6,777	2007
	4.848297	4.704040	-2.98%	39,005	2006
	4.865100	4.848297	-0.35%	66,688	2005
	5.607685	4.865100	-13.24%	57,736	2004
	9.099346	5.607685	-38.37%	97,306	2003
	6.908790	9.099346	31.71%	34,876	2002
	10.000000	6.908790	-30.91%	0	2001*

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ	7.003414	7.260699	3.67%	406	2007
	8.083349	7.003414	-13.36%	13,072	2006
	8.473107	8.083349	-4.60%	12,894	2005
	10.000000	8.473107	-15.27%	1,304	2004*

Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ	6.402778	6.351965	-0.79%	4,339	2007
	7.034443	6.402778	-8.98%	71,519	2006
	7.204068	7.034443	-2.35%	128,291	2005
	8.153553	7.204068	-11.65%	139,191	2004
	10.852523	8.153553	-24.87%	152,108	2003
	9.066581	10.852523	19.70%	5,532	2002
	10.000000	9.066581	-9.33%	0	2001*

Rydex Variable Trust - Japan 1.25x Strategy Fund - Q/NQ	12.761300	11.145823	-12.66%	11,396	2007
	12.334694	12.761300	3.46%	86,622	2006
	10.415444	12.334694	18.43%	97,468	2005
	9.593745	10.415444	8.56%	106,228	2004
	7.084492	9.593745	35.42%	30,580	2003
	8.591597	7.084492	-17.54%	0	2002
	10.000000	8.591597	-14.08%	0	2001*

Rydex Variable Trust - Large-Cap Growth Fund - Q/NQ	10.715788	11.061341	3.22%	24,958	2007
	10.331284	10.715788	3.72%	7,353	2006
	10.315742	10.331284	0.15%	7,381	2005
	10.000000	10.315742	3.16%	20,009	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Large-Cap Value Fund - Q/NQ	13.211711	12.301476	-6.89%	8,894	2007
	11.410574	13.211711	15.78%	29,164	2006
	11.129287	11.410574	2.53%	38,428	2005
	10.000000	11.129287	11.29%	2,821	2004*

Rydex Variable Trust - Leisure Fund - Q/NQ	18.022158	17.282209	-4.11%	3,138	2007
	14.833254	18.022158	21.50%	3,772	2006
	15.845305	14.833254	-6.39%	1,491	2005
	13.000538	15.845305	21.88%	4,893	2004
	9.794409	13.000538	32.73%	1,973	2003
	11.677414	9.794409	-16.13%	307	2002
	10.000000	11.677414	16.77%	0	2001*

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ	20.166471	20.555549	1.93%	7,049	2007
	18.552294	20.166471	8.70%	20,855	2006
	16.527673	18.552294	12.25%	25,806	2005
	13.751275	16.527673	20.19%	25,241	2004
	9.167758	13.751275	50.00%	37,290	2003
	12.330549	9.167758	-25.65%	0	2002
	10.000000	12.330549	23.31%	0	2001*

Rydex Variable Trust - Mid-Cap Growth Fund - Q/NQ	11.951311	12.753001	6.71%	3,019	2007
	11.776835	11.951311	1.48%	3,514	2006
	10.736855	11.776835	9.69%	46,425	2005
	10.000000	10.736855	7.37%	112,114	2004*

Rydex Variable Trust - Mid-Cap Value Fund - Q/NQ	13.997223	13.104554	-6.38%	7,979	2007
	12.149525	13.997223	15.21%	4,849	2006
	11.397986	12.149525	6.59%	9,517	2005
	10.000000	11.397986	13.98%	1,960	2004*

Rydex Variable Trust - Multi-Cap Core Equity Fund - Q/NQ	11.256401	10.492458	-6.79%	2,203	2007
	10.002264	11.256401	12.54%	2,478	2006
	10.000000	10.002264	0.02%	0	2005*

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ	12.939272	15.000285	15.93%	19,395	2007
	12.431431	12.939272	4.09%	1,555	2006
	12.494031	12.431431	-0.50%	22,023	2005
	11.611799	12.494031	7.60%	83,167	2004
	8.114856	11.611799	43.09%	62,594	2003
	13.487162	8.114856	-39.83%	18,794	2002
	10.000000	13.487168	34.87%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ	9.966138	12.571411	26.14%	45,353	2007
	9.658178	9.966138	3.19%	35,934	2006
	10.121596	9.658178	-4.58%	22,203	2005
	9.006458	10.121596	12.38%	102,006	2004
	4.607600	9.006458	95.47%	94,484	2003
	15.336192	4.607600	-69.96%	15,984	2002
	10.000000	15.336192	53.36%	0	2001*

Rydex Variable Trust - Nova Fund - Q/NQ	13.191680	13.125573	-0.50%	26,917	2007
	11.239253	13.191680	17.37%	37,310	2006
	10.985820	11.239253	2.31%	42,695	2005
	9.740134	10.985820	12.79%	102,256	2004
	7.111349	9.740134	36.97%	43,163	2003
	11.244296	7.111349	-36.76%	24,880	2002
	10.000000	11.244296	12.44%	0	2001*

Rydex Variable Trust - Precious Metals Fund - Q/NQ	22.490880	26.455823	17.63%	50,070	2007
	18.822153	22.490880	19.49%	55,446	2006
	15.822539	18.822153	18.96%	61,929	2005
	18.744527	15.822539	-15.59%	23,750	2004
	13.519349	18.744527	38.65%	39.666	2003
	9.437023	13.519349	43.26%	7,959	2002
	10.000000	9.437022	-5.63%	0	2001*

Rydex Variable Trust - Real Estate Fund - Q/NQ	22.555163	17.949188	-20.42%	5,149	2007
	17.533525	22.555163	28.64%	15,973	2006
	16.629114	17.533525	5.44%	7,085	2005
	13.045340	16.629114	27.47%	9,209	2004
	10.173643	13.045340	28.23%	11,021	2003
	10.455964	10.173643	-2.70%	0	2002
	10.000000	10.455964	4.56%	0	2001*

Rydex Variable Trust - Retailing Fund - Q/NQ	14.722772	12.660468	-14.01%	1,893	2007
	13.591959	14.722772	8.32%	11,353	2006
	13.094839	13.591959	3.80%	696	2005
	12.091384	13.094839	8.30%	1,373	2004
	9.083987	12.091384	33.11%	6,065	2003
	11.822451	9.083987	-23.16%	0	2002
	10.000000	11.822451	18.22%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ	19.534007	17.924479	-8.24%	35,286	2007
	16.426042	19.534007	18.92%	67,274	2006
	16.063292	16.426042	2.26%	132,207	2005
	13.038656	16.063292	23.20%	266,830	2004
	8.065717	13.038656	61.66%	120,119	2003
	12.698450	8.065717	-36.48%	4,660	2002
	10.000000	12.698450	26.98%	0	2001*

Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ	13.431133	13.296071	-1.01%	9,755	2007
	11.033945	13.431133	21.73%	21,225	2006
	10.845754	11.033945	1.74%	13,753	2005
	9.428688	10.845754	15.03%	49,224	2004
	6.184026	9.428688	52.47%	57,127	2003
	11.639900	6.184026	-46.87%	10,844	2002
	10.000000	11.639900	16.40%	0	2001*

Rydex Variable Trust - Sector Rotation Fund - Q/NQ	13.111022	15.834410	20.77%	60,241	2007
	11.961686	13.111022	9.61%	41,557	2006
	10.689930	11.961686	11.90%	32,324	2005
	9.812379	10.689930	8.94%	32,142	2004
	7.676592	9.812379	27.82%	22,964	2003
	10.000000	7.676592	-23.23%	19,895	2002*

Rydex Variable Trust - Small-Cap Growth Fund - Q/NQ	12.694807	12.477043	-1.72%	7,810	2007
	11.974930	12.694807	6.01%	2,269	2006
	11.458720	11.974930	4.50%	28,121	2005
	10.000000	11.458720	14.59%	119,222	2004*

Rydex Variable Trust - Small-Cap Value Fund - Q/NQ	13.970471	10.947132	-21.64%	1,173	2007
	11.909594	13.970471	17.30%	42,023	2006
	11.678083	11.909594	1.98%	41,086	2005
	10.000000	11.678083	16.78%	130,981	2004*

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund Fund - Q/NQ	9.037059	7.923400	-12.32%	0	2007
	10.275555	9.037059	-12.05%	0	2006
	10.000000	10.275555	2.76%	854	2005*

Rydex Variable Trust - Technology Fund - Q/NQ	13.337893	14.485548	8.60%	3,668	2007
	12.800173	13.337893	4.20%	2,661	2006
	12.615185	12.800173	1.47%	6,697	2005
	12.674568	12.615185	-0.47%	3,973	2004
	7.984018	12.674568	58.75%	8,843	2003
	13.325927	7.984018	-40.09%	228	2002
	10.000000	13.325927	33.26%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Telecommunications Fund - Q/NQ	10.391458	11.167514	7.47%	9,773	2007
	8.835840	10.391458	17.61%	11,799	2006
	8.875853	8.835840	-0.45%	1,183	2005
	8.005164	8.875853	10.88%	3,797	2004
	6.085628	8.005164	31.54%	712	2003
	10.237132	6.085628	-40.55%	4,803	2002
	10.000000	10.237132	2.37%	0	2001*

Rydex Variable Trust - Transportation Fund - Q/NQ	16.943603	15.211714	-10.22%	641	2007
	16.034396	16.943603	5.67%	14,345	2006
	15.020179	16.034396	6.75%	11,046	2005
	12.411120	15.020179	21.02%	8.217	2004
	10.466093	12.411120	18.58%	2,723	2003
	12.043289	10.466093	-13.10%	730	2002
	10.000000	12.043289	20.43%	0	2001*

Rydex Variable Trust - Utilities Fund - Q/NQ	11.377108	12.634210	11.05%	31,555	2007
	9.557813	11.377108	19.03%	29,959	2006
	8.784721	9.557813	8.80%	16,944	2005
	7.610021	8.784721	15.44%	21,387	2004
	6.167251	7.610021	23.39%	3,780	2003
	9.330690	6.167251	-33.90%	877	2002
	10.000000	9.330690	-6.69%	0	2001*

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ	11.151657	12.960352	16.22%	5,016	2007
	9.709355	11.151657	14.85%	7,860	2006
	10.000000	9.709355	-2.91%	4,494	2005*

Additional Contract Options Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ	13.713156	13.469673	-1.78%	0	2007
	11.913827	13.713156	15.10%	0	2006
	11.582851	11.913827	2.86%	0	2005
	10.428201	11.582851	11.07%	0	2004
	8.201090	10.428201	27.16%	0	2003
	10.000000	8.201090	-17.99%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III - Q/NQ	10.126623	12.047555	18.97%	0	2007
	10.650546	10.126623	-4.92%	0	2006
	10.604317	10.650546	0.44%	0	2005
	9.746088	10.604317	8.81%	0	2004
	7.935874	9.746088	22.81%	0	2003
	10.000000	7.935874	-20.64%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ	14.788590	13.788900	-6.76%	0	2007
	12.678585	14.788590	16.64%	0	2006
	12.279098	12.678585	3.25%	0	2005
	10.925437	12.279098	12.39%	0	2004
	8.618417	10.925437	26.77%	0	2003
	10.000000	8.618417	-13.82%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R - Q/NQ	15.434987	17.795495	15.29%	0	2007
	14.091182	15.434987	9.54%	0	2006
	12.285508	14.091182	14.70%	0	2005
	10.854009	12.285508	13.19%	0	2004
	8.614136	10.854009	26.00%	0	2003
	10.000000	8.614136	-13.86%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ	13.965367	13.901151	-0.46%	0	2007
	11.849426	13.965367	17.86%	0	2006
	11.413428	11.849426	3.82%	0	2005
	10.443943	11.413428	9.28%	0	2004
	8.165556	10.443943	27.90%	0	2003
	10.000000	8.165556	-18.34%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ	10.658797	13.269369	24.49%	0	2007
	10.172917	10.658797	4.78%	0	2006
	9.806775	10.172917	3.73%	0	2005
	9.673656	9.806775	1.38%	0	2004
	7.427120	9.673656	30.25%	0	2003
	10.000000	7.427120	-25.73%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III- Q/NQ	10.966658	11.120731	1.40%	0	2007
	10.086700	10.966658	8.72%	0	2006
	10.000000	10.086700	0.87%	0	2005*

NVIT NVIT Government Bond Fund: Class III - Q/NQ	11.278877	11.879288	5.32%	0	2007
	11.101939	11.278877	1.59%	0	2006
	10.945381	11.101939	1.43%	0	2005
	10.782265	10.945381	1.51%	0	2004
	10.741592	10.782265	0.38%	0	2003
	10.000000	10.741592	7.42%	0	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ	10.943880	11.340666	3.63%	0	2007
	10.489358	10.943880	4.33%	0	2006
	10.320659	10.489358	1.63%	0	2005
	10.000000	10.320659	3.21%	0	2004*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ	11.550574	12.013932	4.01%	0	2007
	10.839839	11.550574	6.56%	0	2006
	10.536621	10.839839	2.88%	0	2005
	10.000000	10.536621	5.37%	0	2004*

NVIT NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ	12.213212	12.689231	3.90%	0	2007
	11.148037	12.213212	9.55%	0	2006
	10.749015	11.148037	3.71%	0	2005
	10.000000	10.749015	7.49%	0	2004*

NVIT NVIT Investor Destinations Moderately Agressive Fund: Class VI - Q/NQ	13.010459	13.575555	4.34%	0	2007
	11.552688	13.010459	12.62%	0	2006
	10.967125	11.552688	5.34%	0	2005
	10.000000	10.967125	9.67%	0	2004*

NVIT NVIT Investor Destinations Agressive Fund: Class VI - Q/NQ	13.590057	14.154733	4.16%	0	2007
	11.823943	13.590057	14.94%	0	2006
	11.141632	11.823943	6.12%	0	2005
	10.000000	11.141632	11.42%	0	2004*

NVIT NVIT Mid Cap Growth Fund: Class III - Q/NQ	12.843485	13.756235	7.11%	0	2007
	11.884448	12.843485	8.07%	0	2006
	11.017351	11.884448	7.87%	0	2005
	9.719213	11.017351	13.36%	0	2004
	7.050170	9.719213	37.86%	0	2003
	10.000000	7.050170	-29.50%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class II - Q/NQ	9.879992	10.124135	2.47%	303,682	2007
	9.653979	9.879992	2.34%	559,057	2006
	9.603143	9.653979	0.53%	585,734	2005
	9.728909	9.603143	-1.29%	362,903	2004
	9.879605	9.728909	-1.53%	144,093	2003
	9.980605	9.879605	-1.01%	0	2002
	10.000000	9.980605	-0.19%	0	2001*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class III- Q/NQ	11.337969	12.237430	7.93%	0	2007
	11.172976	11.337969	1.48%	0	2006
	10.523869	11.172976	6.17%	0	2005
	9.439836	10.523869	11.48%	0	2004
	7.161178	9.439836	31.82%	0	2003
	10.000000	7.161178	-28.39%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ	14.777530	13.519113	-8.52%	0	2007
	12.807919	14.777530	15.38%	0	2006
	12.641699	12.807919	1.31%	0	2005
	10.956840	12.641699	15.38%	0	2004
	7.109192	10.956840	54.12%	0	2003
	10.000000	7.109192	-28.91%	0	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class III - Q/NQ	15.438089	15.494471	0.37%	0	2007
	14.013606	15.438089	10.16%	0	2006
	12.693131	14.013606	10.40%	0	2005
	10.845457	12.693131	17.04%	0	2004
	7.825395	10.845457	38.59%	0	2003
	10.000000	7.825395	-21.75%	0	2002*

NVIT NVIT Nationwide Fund: Class III - Q/NQ	12.895316	13.716882	6.37%	0	2007
	11.536329	12.895316	11.78%	0	2006
	10.931644	11.536329	5.53%	0	2005
	10.124809	10.931644	7.97%	0	2004
	8.079443	10.124809	25.32%	0	2003
	10.000000	8.079443	-19.21%	0	2002*

Rydex Variable Trust - Absolute Return Strategies Fund - Q/NQ	10.551892	10.769309	2.06%	611,128	2007
	10.065326	10.551892	4.83%	439,432	2006
	10.000000	10.065326	0.65%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Banking Fund - Q/NQ	15.320649	10.980624	-28.33%	20,267	2007
	14.009391	15.320649	9.36%	196,386	2006
	14.656197	14.009391	-4.41%	161,650	2005
	12.994737	14.656197	12.79%	238,361	2004
	10.034386	12.994737	29.50%	147,709	2003
	10.288385	10.034386	-2.47%	0	2002
	10.000000	10.288385	2.88%	0	2001*

Rydex Variable Trust - Basic Materials Fund - Q/NQ	17.999598	23.701290	31.68%	233,986	2007
	14.971940	17.999598	20.22%	254,421	2006
	14.638939	14.971940	2.27%	180,477	2005
	12.324515	14.638939	18.78%	390,040	2004
	9.537169	12.324515	29.23%	49,413	2003
	11.119889	9.537169	-14.23%	0	2002
	10.000000	11.119889	11.20%	0	2001*

Rydex Variable Trust - Biotechnology Fund - Q/NQ	8.806419	9.037143	2.62%	0	2007
	9.266331	8.806419	-4.96%	0	2006
	8.517469	9.266331	8.79%	167,299	2005
	8.570586	8.517469	-0.62%	0	2004
	6.134920	8.570586	39.70%	94,830	2003
	11.420812	6.134920	-46.28%	0	2002
	10.000000	11.420812	14.21%	0	2001*

Rydex Variable Trust - CLS AdvisorOne Amerigo Fund - Q/NQ	10.013719	11.198163	11.83%	41,417	2007*

Rydex Variable Trust - CLS AdvisorOne Berolina Fund - Q/NQ	10.000000	10.750211	7.50%	22,814	2007*

Rydex Variable Trust - CLS AdvisorOne Clermont Fund - Q/NQ	10.017003	10.458723	4.41%	8,755	2007*

Rydex Variable Trust - Commodities Strategy Fund - Q/NQ	7.127827	9.179106	28.78%	818,589	2007
	8.828947	7.127827	-19.27%	721,521	2006
	10.000000	8.828947	-11.71%	579,113	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Consumer Products Fund - Q/NQ	14.777103	16.133772	9.18%	325,341	2007
	12.801243	14.777103	15.43%	226,715	2006
	13.073782	12.801243	-2.08%	203,137	2005
	11.738207	13.073782	11.38%	256,034	2004
	9.799251	11.738207	19.79%	55,554	2003
	10.341749	9.799251	-5.25%	0	2002
	10.000000	10.341749	3.42%	0	2001*

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ	13.036049	13.857682	6.30%	0	2007
	10.158223	13.036049	28.33%	5,865	2006
	10.742409	10.158223	-5.44%	0	2005
	10.000000	10.742409	7.42%	0	2004*

Rydex Variable Trust - Electronics Fund - Q/NQ	9.471293	9.076921	-4.16%	24,182	2007
	9.401029	9.471293	0.75%	24,488	2006
	9.206643	9.401029	2.11%	90,838	2005
	12.004486	9.206643	-23.31%	1,546	2004
	7.190869	12.004486	66.94%	17,958	2003
	14.125945	7.190869	-49.09%	0	2002
	10.000000	14.125945	41.26%	0	2001*

Rydex Variable Trust - Energy Fund - Q/NQ	20.632094	27.015440	30.94%	213,369	2007
	18.751507	20.632094	10.03%	227,259	2006
	13.768137	18.751507	36.19%	267,445	2005
	10.588847	13.768137	30.02%	403,193	2004
	8.756652	10.588847	20.92%	146,378	2003
	10.299478	8.756652	-14.98%	0	2002
	10.000000	10.299478	2.99%	0	2001*

Rydex Variable Trust - Energy Services Fund - Q/NQ	24.389154	32.865679	34.76%	143,991	2007
	22.355302	24.389154	9.10%	5,097	2006
	15.334109	22.355302	45.79%	173,480	2005
	11.663815	15.334109	31.47%	5,629	2004
	10.944769	11.663815	6.57%	0	2003
	12.663297	10.994769	-13.57%	0	2002
	10.000000	12.663297	26.63%	0	2001*

Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ	16.622935	18.472950	11.13%	37,176	2007
	13.056583	16.622935	27.31%	65,011	2006
	12.488059	13.056583	4.55%	45,889	2005
	10.937176	12.488059	14.18%	100,814	2004
	7.776239	10.937176	40.65%	63,531	2003
	11.041885	7.776239	-29.58%	0	2002
	10.000000	11.041885	10.42%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Financial Services Fund - Q/NQ	14.855166	11.855742	-20.19%	84,188	2007
	12.945412	14.855166	14.75%	388,673	2006
	12.738283	12.945412	1.63%	335,542	2005
	11.064585	12.738283	15.13%	460,581	2004
	8.730517	11.064585	26.73%	72,126	2003
	10.461201	8.730517	-16.54%	0	2002
	10.000000	10.461201	4.61%	0	2001*

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ	11.740943	12.663965	7.86%	327,720	2007
	12.331939	11.740943	-4.79%	617,514	2006
	11.649276	12.331939	5.86%	440,513	2005
	10.936085	11.649276	6.52%	145,372	2004
	11.245761	10.936085	-2.75%	18,290	2003
	9.646864	11.245761	16.57%	0	2002
	10.000000	9.646864	-3.53%	0	2001*

Rydex Variable Trust - Health Care Fund - Q/NQ	11.378536	11.857881	4.21%	334,423	2007
	11.011836	11.378536	3.33%	299,485	2006
	10.124073	11.011836	8.77%	392,428	2005
	9.695685	10.124073	4.42%	312,464	2004
	7.600476	9.695685	27.57%	137,048	2003
	9.825820	7.600476	-22.65%	0	2002
	10.000000	9.825820	-1.74%	0	2001*

Rydex Variable Trust - Hedged Equity Fund - Q/NQ	10.720974	10.870494	1.39%	171,814	2007
	10.079311	10.720974	6.37%	163,154	2006
	10.000000	10.079311	0.79%	0	2005*

Rydex Variable Trust - Internet Fund - Q/NQ	14.992964	16.267701	8.50%	244,066	2007
	13.902825	14.992964	7.84%	0	2006
	14.339889	13.902825	-3.05%	105,297	2005
	12.589495	14.339889	13.90%	431,890	2004
	7.790362	12.589495	61.60%	110,048	2003
	13.987351	7.790362	-44.30%	0	2002
	10.000000	13.987351	39.87%	0	2001*

Rydex Variable Trust - Inverse Dynamic Dow 2x Strategy Fund - Q/NQ	6.725352	6.016200	-10.54%	0	2007
	8.745023	6.725352	-23.10%	0	2006
	8.753488	8.745023	-0.10%	0	2005
	10.000000	8.753488	-12.47%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ	8.532717	8.008362	-6.15%	0	2007
	8.029033	8.532717	6.27%	0	2006
	8.619087	8.029033	-6.85%	0	2005
	9.815006	8.619087	-12.18%	0	2004
	10.000000	9.815006	-1.85%	0	2003*

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ	7.431694	7.159692	-3.66%	0	2007
	7.860615	7.431694	-5.46%	0	2006
	8.706701	7.860615	-9.72%	0	2005
	10.000000	8.706701	-12.93%	0	2004*

Rydex Variable Trust - Inverse OTC Strategy Fund - Q/NQ	4.679035	4.080188	-12.80%	0	2007
	4.827414	4.679035	-3.07%	0	2006
	4.849052	4.827414	-0.45%	0	2005
	5.594877	4.849052	-13.33%	0	2004
	9.087824	5.594877	-38.44%	0	2003
	6.907048	9.087824	31.57%	0	2002
	10.000000	6.907048	-30.93%	0	2001*

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ	6.984516	7.233712	3.57%	0	2007
	8.069709	6.984516	-13.45%	0	2006
	8.467408	8.069709	-4.70%	0	2005
	10.000000	8.467408	-15.33%	0	2004*

Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ	6.368754	6.311758	-0.89%	0	2007
	7.004160	6.368754	-9.07%	0	2006
	7.180328	7.004160	-2.45%	0	2005
	8.134957	7.180328	-11.73%	0	2004
	10.838800	8.134957	-24.95%	1,216	2003
	9.064310	10.838800	19.58%	0	2002
	10.000000	9.064310	-9.36%	0	2001*

Rydex Variable Trust - Japan 1.25x Strategy Fund - Q/NQ	12.693451	11.075242	-12.75%	71,413	2007
	12.281567	12.693451	3.35%	55,479	2006
	10.381104	12.281567	18.31%	51,809	2005
	9.571838	10.381104	8.45%	0	2004
	7.075494	9.571838	35.28%	0	2003
	8.589436	7.075494	-17.63%	0	2002
	10.000000	8.589436	-14.11%	0	2001*

Rydex Variable Trust - Large-Cap Growth Fund - Q/NQ	10.686901	11.020252	3.12%	2,838	2007
	10.313883	10.686901	3.62%	40,059	2006
	10.308814	10.313883	0.05%	0	2005
	10.000000	10.308814	3.09%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Large-Cap Value Fund - Q/NQ	13.176113	12.255792	-6.98%	1,392	2007
	11.391363	13.176113	15.67%	199,230	2006
	11.121811	11.391363	2.42%	0	2005
	10.000000	11.121811	11.22%	0	2004*

Rydex Variable Trust - Leisure Fund - Q/NQ	17.926408	17.172820	-4.20%	226,946	2007
	14.769394	17.926408	21.38%	257,894	2006
	15.793101	14.769394	-6.48%	178,785	2005
	12.970891	15.793101	21.76%	320,658	2004
	9.781989	12.970891	32.60%	122,038	2003
	11.674489	9.781989	-16.21%	0	2002
	10.000000	11.674489	16.74%	0	2001*

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ	20.059320	20.425438	1.83%	1,569	2007
	18.472450	20.059320	8.59%	0	2006
	16.473209	18.472450	12.14%	87,323	2005
	13.719900	16.473209	20.07%	55,960	2004
	9.156127	13.719900	49.84%	42,618	2003
	12.327464	9.156127	-25.73%	0	2002
	10.000000	12.327464	23.27%	0	2001*

Rydex Variable Trust - Mid-Cap Growth Fund - Q/NQ	11.919075	12.705603	6.60%	3,028	2007
	11.756991	11.919075	1.38%	346	2006
	10.729638	11.756991	9.57%	0	2005
	10.000000	10.729638	7.30%	0	2004*

Rydex Variable Trust - Mid-Cap Value Fund - Q/NQ	13.959516	13.055893	-6.47%	289	2007
	12.129077	13.959516	15.09%	92,620	2006
	11.390334	12.129077	6.49%	0	2005
	10.000000	11.390334	13.90%	0	2004*

Rydex Variable Trust - Multi-Cap Core Equity Fund - Q/NQ	11.244014	10.470195	-6.88%	158,995	2007
	10.001400	11.244014	12.42%	130,498	2006
	10.000000	10.001400	0.01%	0	2005*

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ	12.870524	14.905349	15.81%	106	2007
	12.377923	12.870524	3.98%	0	2006
	12.452858	12.377923	-0.60%	0	2005
	11.585302	12.452858	7.49%	185,636	2004
	8.104555	11.585302	42.95%	0	2003
	13.483793	8.104555	-39.89%	0	2002
	10.000000	13.483793	34.84%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ	9.913167	12.491827	26.01%	0	2007
	9.616600	9.913167	3.08%	0	2006
	10.088238	9.616600	-4.68%	0	2005
	8.985900	10.088238	12.27%	594	2004
	4.601731	8.985900	95.27%	0	2003
	15.332359	4.601731	-69.99%	0	2002
	10.000000	15.332359	53.32%	0	2001*

Rydex Variable Trust - Nova Fund - Q/NQ	13.121564	13.042464	-0.60%	784,992	2007
	11.190856	13.121564	17.25%	588,364	2006
	10.949603	11.190856	2.20%	883,066	2005
	9.717894	10.949603	12.67%	246,081	2004
	7.102324	9.717894	36.83%	184	2003
	11.241481	7.102324	-36.82%	0	2002
	10.000000	11.241481	12.41%	0	2001*

Rydex Variable Trust - Precious Metals Fund - Q/NQ	22.371337	26.288279	17.51%	154,901	2007
	18.741109	22.371337	19.37%	5,574	2006
	15.770401	18.741109	18.84%	197,651	2005
	18.701786	15.770401	-15.67%	191,867	2004
	13.502243	18.701786	38.51%	49,771	2003
	9.434653	13.502243	43.11%	0	2002
	10.000000	9.434653	-5.65%	0	2001*

Rydex Variable Trust - Real Estate Fund - Q/NQ	22.435334	17.835568	-20.50%	278,737	2007
	17.458045	22.435334	28.51%	340,721	2006
	16.574329	17.458045	5.33%	162,246	2005
	13.015584	16.574329	27.34%	0	2004
	10.160749	13.015584	28.10%	0	2003
	10.453345	10.160749	-2.80%	0	2002
	10.000000	10.453345	4.53%	0	2001*

Rydex Variable Trust - Retailing Fund - Q/NQ	14.644585	12.580358	-14.10%	23,885	2007
	13.533485	14.644585	8.21%	297,683	2006
	13.051716	13.533485	3.69%	213,796	2005
	12.063817	13.051716	8.19%	281,887	2004
	9.072466	12.063817	32.97%	65,274	2003
	11.819492	9.072466	-23.24%	0	2002
	10.000000	11.819492	18.19%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ	19.430220	17.811003	-8.33%	11,620	2007
	16.355347	19.430220	18.80%	9,970	2006
	16.010369	16.355347	2.15%	0	2005
	13.008908	16.010369	23.07%	482	2004
	8.055476	13.008908	61.49%	45,048	2003
	12.695275	8.055476	-36.55%	0	2002
	10.000000	12.695275	26.95%	0	2001*

Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ	13.359751	13.211896	-1.11%	0	2007
	10.986430	13.359751	21.60%	1,922	2006
	10.809996	10.986430	1.63%	0	2005
	9.407160	10.809996	14.91%	0	2004
	6.176167	9.407160	52.31%	0	2003
	11.636984	6.176167	-46.93%	0	2002
	10.000000	11.636984	16.37%	0	2001*

Rydex Variable Trust - Sector Rotation Fund - Q/NQ	13.049000	15.743409	20.65%	155,591	2007
	11.917186	13.049000	9.50%	103,165	2006
	10.660956	11.917186	11.78%	172	2005
	9.795749	10.660956	8.83%	0	2004
	7.671358	9.795749	27.69%	0	2003
	10.000000	7.671358	-23.29%	0	2002*

Rydex Variable Trust - Small-Cap Growth Fund - Q/NQ	12.660589	12.430695	-1.82%	2,430	2007
	11.954773	12.660589	5.90%	25,652	2006
	11.451026	11.954773	4.40%	0	2005
	10.000000	11.451026	14.51%	0	2004*

Rydex Variable Trust - Small-Cap Value Fund - Q/NQ	13.932825	10.906455	-21.72%	290	2007
	11.889543	13.932825	17.19%	47,142	2006
	11.670239	11.889543	1.88%	168	2005
	10.000000	11.670239	16.70%	0	2004*

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund Fund - Q/NQ	9.025677	7.905343	-12.41%	0	2007
	10.273035	9.025677	-12.14%	0	2006
	10.000000	10.273035	2.73%	0	2005*

Rydex Variable Trust - Technology Fund - Q/NQ	13.266988	14.393818	8.49%	149,381	2007
	12.745057	13.266988	4.10%	59,605	2006
	12.573609	12.745057	1.36%	103,285	2005
	12.645658	12.573609	-0.57%	38,082	2004
	7.973888	12.645658	58.59%	118,522	2003
	13.322594	7.973888	-40.15%	0	2002
	10.000000	13.322594	33.23%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Telecommunications Fund - Q/NQ	10.336207	11.096779	7.36%	382,691	2007
	8.797775	10.336207	17.49%	403,348	2006
	8.846576	8.797775	-0.55%	365,220	2005
	7.986871	8.846576	10.76%	573,524	2004
	6.077886	7.986871	31.41%	77,190	2003
	10.234568	6.077886	-40.61%	0	2002
	10.000000	10.234568	2.35%	0	2001*

Rydex Variable Trust - Transportation Fund - Q/NQ	16.853550	15.115397	-10.31%	69,190	2007
	15.965358	16.853550	5.56%	233,516	2006
	14.970685	15.965358	6.64%	235,605	2005
	12.382804	14.970685	20.90%	398,733	2004
	10.452829	12.382804	18.46%	50,489	2003
	12.040283	10.452829	-13.18%	0	2002
	10.000000	12.040283	20.40%	0	2001*

Rydex Variable Trust - Utilities Fund - Q/NQ	11.316669	12.554270	10.94%	400,805	2007
	9.516674	11.316669	18.91%	370,038	2006
	8.755779	9.516674	8.69%	263,616	2005
	7.592655	8.755779	15.32%	12,501	2004
	6.159426	7.592655	23.27%	103,654	2003
	9.328341	6.159426	-33.97%	0	2002
	10.000000	9.328341	-6.72%	0	2001*

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ	11.137632	12.930816	16.10%	0	2007
	9.706970	11.137632	14.74%	0	2006
	10.000000	9.706970	-2.93%	0	2005*

Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ	13.680651	13.430873	-1.83%	0	2007
	11.891626	13.680651	15.04%	0	2006
	11.567145	11.891626	2.81%	0	2005
	10.419354	11.567145	11.02%	0	2004
	8.198299	10.419354	27.09%	0	2003
	10.000000	8.198299	-18.02%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III - Q/NQ	10.102629	12.012868	18.91%	0	2007
	10.630709	10.102629	-4.97%	0	2006
	10.589935	10.630709	0.39%	0	2005
	9.737818	10.589935	8.75%	0	2004
	7.933171	9.737818	22.75%	0	2003
	10.000000	7.933171	-20.67%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ	14.753572	13.749207	-6.81%	0	2007
	12.654978	14.753572	16.58%	0	2006
	12.262457	12.654978	3.20%	0	2005
	10.916169	12.262457	12.33%	0	2004
	8.615479	10.916169	26.70%	0	2003
	10.000000	8.615479	-13.85%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R - Q/NQ	15.398430	17.744262	15.23%	0	2007
	14.064950	15.398430	9.48%	0	2006
	12.268856	14.064950	14.64%	0	2005
	10.844805	12.268856	13.13%	0	2004
	8.611209	10.844805	25.94%	0	2003
	10.000000	8.611209	-13.89%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ	13.932265	13.861107	-0.51%	0	2007
	11.827346	13.932265	17.80%	0	2006
	11.397934	11.827346	3.77%	0	2005
	10.435074	11.397934	9.23%	0	2004
	8.162769	10.435074	27.84%	0	2003
	10.000000	8.162769	-18.37%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ	10.633544	13.231175	24.43%	0	2007
	10.153974	10.633544	4.72%	0	2006
	9.793476	10.153974	3.68%	0	2005
	9.665457	9.793476	1.32%	0	2004
	7.424594	9.665457	30.18%	0	2003
	10.000000	7.424594	-25.75%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III- Q/NQ	10.959740	11.108022	1.35%	0	2007
	10.085460	10.959740	8.67%	0	2006
	10.000000	10.085460	0.85%	0	2005*

NVIT NVIT Government Bond Fund: Class III - Q/NQ	11.252150	11.845089	5.27%	0	2007
	11.081257	11.252150	1.54%	0	2006
	10.930534	11.081257	1.38%	0	2005
	10.773123	10.930534	1.46%	0	2004
	10.737945	10.773123	0.33%	0	2003
	10.000000	10.737945	7.38%	0	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ	10.929084	11.319543	3.57%	0	2007
	10.480500	10.929084	4.28%	0	2006
	10.317180	10.480500	1.58%	0	2005
	10.000000	10.317180	3.17%	0	2004*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ	11.534974	11.991565	3.96%	0	2007
	10.830692	11.534974	6.50%	0	2006
	10.533076	10.830692	2.83%	0	2005
	10.000000	10.533076	5.33%	0	2004*

NVIT NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ	12.196734	12.665626	3.84%	0	2007
	11.138644	12.196734	9.50%	0	2006
	10.745403	11.138644	3.66%	0	2005
	10.000000	10.745403	7.45%	0	2004

NVIT NVIT Investor Destinations Moderately Agressive Fund: Class VI - Q/NQ	12.992901	13.550302	4.29%	0	2007
	11.542947	12.992901	12.56%	0	2006
	10.963431	11.542947	5.29%	0	2005
	10.000000	10.963431	9.63%	0	2004*

NVIT NVIT Investor Destinations Agressive Fund: Class VI - Q/NQ	13.571714	14.128405	4.10%	0	2007
	11.813983	13.571714	14.88%	0	2006
	11.137886	11.813983	6.07%	0	2005
	10.000000	11.137886	11.38%	0	2004*

NVIT NVIT Mid Cap Growth Fund: Class III - Q/NQ	12.813031	13.716597	7.05%	0	2007
	11.862293	12.813031	8.01%	0	2006
	11.002389	11.862293	7.82%	0	2005
	9.710950	11.002389	13.30%	0	2004
	7.047765	9.710950	37.79%	0	2003
	10.000000	7.047765	-29.52%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class II - Q/NQ	9.853684	10.092011	2.42%	245,294	2007
	9.633158	9.853684	2.29%	129,095	2006
	9.587292	9.633158	0.48%	184,888	2005
	9.717793	9.587292	-1.34%	203,714	2004
	9.873340	9.717793	-1.58%	99,530	2003
	9.979352	9.873340	-1.06%	0	2002
	10.000000	9.979352	-0.21%	0	2001*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class III- Q/NQ	11.311111	12.202207	7.88%	0	2007
	11.152163	11.311111	1.43%	0	2006
	10.509589	11.152163	6.11%	0	2005
	9.431831	10.509589	11.43%	0	2004
	7.158742	9.431831	31.75%	0	2003
	10.000000	7.158742	-28.41%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ	14.742537	13.480204	-8.56%	0	2007
	12.784067	14.742537	15.32%	0	2006
	12.624563	12.784067	1.26%	0	2005
	10.947543	12.624563	15.32%	0	2004
	7.106771	10.947543	54.04%	0	2003
	10.000000	7.106771	-28.93%	0	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class III - Q/NQ	15.401575	15.449916	0.31%	0	2007
	13.987551	15.401575	10.11%	0	2006
	12.675950	13.987551	10.35%	0	2005
	10.836272	12.675950	16.98%	0	2004
	7.822737	10.836272	38.52%	0	2003
	10.000000	7.822737	-21.77%	0	2002*

NVIT NVIT Nationwide Fund: Class III - Q/NQ	12.864755	13.677372	6.32%	0	2007
	11.514838	12.864755	11.72%	0	2006
	10.916814	11.514838	5.48%	0	2005
	10.116225	10.916814	7.91%	0	2004
	8.076692	10.116225	25.25%	0	2003
	10.000000	8.076692	-19.23%	0	2002*

Rydex Variable Trust - Absolute Return Strategies Fund - Q/NQ	10.546083	10.757879	2.01%	49,566	2007
	10.064892	10.546083	4.78%	38,507	2006
	10.000000	10.064892	0.65%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Banking Fund - Q/NQ	15.279864	10.945784	-28.36%	7,797	2007
	13.979180	15.279864	9.30%	71,469	2006
	14.632010	13.979180	-4.46%	70,857	2005
	12.979875	14.632010	12.73%	117,821	2004
	10.028014	12.979875	29.44%	98,949	2003
	10.287094	10.028014	-2.52%	0	2002
	10.000000	10.287094	2.87%	0	2001*

Rydex Variable Trust - Basic Materials Fund - Q/NQ	17.951702	23.626148	31.61%	90,020	2007
	14.939665	17.951702	20.16%	109,157	2006
	14.614794	14.939665	2.22%	79,121	2005
	12.310445	14.614794	18.72%	218,830	2004
	9.531117	12.310445	29.16%	25,578	2003
	11.118497	9.531117	-14.28%	0	2002
	10.000000	11.118497	11.18%	0	2001*

Rydex Variable Trust - Biotechnology Fund - Q/NQ	8.782939	9.008436	2.57%	0	2007
	9.246319	8.782939	-5.01%	0	2006
	8.503391	9.246319	8.74%	140,720	2005
	8.560772	8.503391	-0.67%	0	2004
	6.131012	8.560772	39.63%	53,858	2003
	11.419376	6.131012	-46.31%	0	2002
	10.000000	11.419376	14.19%	0	2001*

Rydex Variable Trust - CLS AdvisorOne Amerigo Fund - Q/NQ	10.013370	11.192045	11.77%	22,091	2007*

Rydex Variable Trust - CLS AdvisorOne Berolina Fund - Q/NQ	10.000000	10.746557	7.47%	13,950	2007*

Rydex Variable Trust - CLS AdvisorOne Clermont Fund - Q/NQ	10.016651	10.453026	4.36%	5,635	2007*

Rydex Variable Trust - Commodities Strategy Fund - Q/NQ	7.123331	9.168615	28.71%	106,311	2007
	8.827861	7.123331	-19.31%	85,614	2006
	10.000000	8.827861	-11.72%	96,715	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Consumer Products Fund - Q/NQ	14.737767	16.082602	9.13%	122,242	2007
	12.773643	14.737767	15.38%	84,698	2006
	13.052214	12.773643	-2.13%	91,285	2005
	11.724802	13.052214	11.32%	129,721	2004
	9.793045	11.724802	19.73%	32,022	2003
	10.340455	9.793045	-5.29%	0	2002
	10.000000	10.340455	3.40%	0	2001*

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ	13.018438	13.831884	6.25%	0	2007
	10.149649	13.018438	28.26%	0	2006
	10.738791	10.149649	-5.49%	0	2005
	10.000000	10.738791	7.39%	0	2004*

Rydex Variable Trust - Electronics Fund - Q/NQ	9.446033	9.048083	-4.21%	9,433	2007
	9.380722	9.446033	0.70%	11,685	2006
	9.191433	9.380722	2.06%	71,913	2005
	11.990765	9.191433	-23.35%	457	2004
	7.186301	11.990765	66.86%	14,500	2003
	14.124180	7.186301	-49.12%	0	2002
	10.000000	14.124180	41.24%	0	2001*

Rydex Variable Trust - Energy Fund - Q/NQ	20.577221	26.929811	30.87%	82,765	2007
	18.711128	20.577221	9.97%	84,504	2006
	13.745445	18.711128	36.13%	143,579	2005
	10.576771	13.745445	29.96%	228,711	2004
	8.751101	10.576771	20.86%	99,077	2003
	10.298184	8.751101	-15.02%	0	2002
	10.000000	10.298184	2.98%	0	2001*

Rydex Variable Trust - Energy Services Fund - Q/NQ	24.324151	32.761316	34.69%	57,075	2007
	22.307041	24.324151	9.04%	2,373	2006
	15.308761	22.307041	45.71%	89,810	2005
	11.650465	15.308761	31.40%	4,188	2004
	10.937823	11.650465	6.52%	0	2003
	12.661711	10.937823	-13.61%	0	2002
	10.000000	12.661711	26.62%	0	2001*

Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ	16.578651	18.414311	11.07%	33,644	2007
	13.028402	16.578651	27.25%	52,297	2006
	12.467433	13.028402	4.50%	39,004	2005
	10.924671	12.467433	14.12%	73,546	2004
	7.771295	10.924671	40.58%	44,938	2003
	11.040497	7.771295	-29.61%	0	2002
	10.000000	11.040497	10.40%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Financial Services Fund - Q/NQ	14.815625	11.818136	-20.23%	30,047	2007
	12.917513	14.815625	14.69%	181,848	2006
	12.717267	12.917513	1.57%	175,937	2005
	11.051949	12.717267	15.07%	269,972	2004
	8.724984	11.051949	26.67%	47,967	2003
	10.459891	8.724984	-16.59%	0	2002
	10.000000	10.459891	4.60%	0	2001*

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ	11.709678	12.623781	7.81%	118,150	2007
	12.305342	11.709678	-4.84%	192,960	2006
	11.630051	12.305342	5.81%	63,645	2005
	10.923592	11.630051	6.47%	45,992	2004
	11.238629	10.923592	-2.80%	23,696	2003
	9.645653	11.238629	16.51%	0	2002
	10.000000	9.645653	-3.54%	0	2001*

Rydex Variable Trust - Health Care Fund - Q/NQ	11.348245	11.820268	4.16%	110,592	2007
	10.988105	11.348245	3.28%	112,643	2006
	10.107378	10.988105	8.71%	231,746	2005
	9.684614	10.107378	4.37%	155,680	2004
	7.595648	9.684614	27.50%	86,959	2003
	9.824590	7.595648	-22.69%	0	2002
	10.000000	9.824590	-1.75%	0	2001*

Rydex Variable Trust - Hedged Equity Fund - Q/NQ	10.715074	10.858961	1.34%	21,968	2007
	10.078872	10.715074	6.31%	8,507	2006
	10.000000	10.078872	0.79%	0	2005*

Rydex Variable Trust - Internet Fund - Q/NQ	14.953063	16.216111	8.45%	99,006	2007
	13.872861	14.953063	7.79%	0	2006
	14.316244	13.872861	-3.10%	89,662	2005
	12.575132	14.316244	13.85%	238,745	2004
	7.785416	12.575132	61.52%	67,312	2003
	13.985596	7.785416	-44.33%	0	2002
	10.000000	13.985596	39.86%	0	2001*

Rydex Variable Trust - Inverse Dynamic Dow 2x Strategy Fund - Q/NQ	6.716255	6.004981	-10.59%	0	2007
	8.737636	6.716255	-23.13%	0	2006
	8.750543	8.737636	-0.15%	0	2005
	10.000000	8.750543	-12.49%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ	8.516841	7.989370	-6.19%	0	2007
	8.018165	8.516841	6.22%	0	2006
	8.611783	8.018165	-6.89%	0	2005
	9.811675	8.611783	-12.23%	0	2004
	10.000000	9.811675	-1.88%	0	2003*

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ	7.421661	7.146365	-3.71%	0	2007
	7.853988	7.421661	-5.50%	0	2006
	8.703778	7.853988	-9.76%	0	2005
	10.000000	8.703778	-12.96%	0	2004*

Rydex Variable Trust - Inverse OTC Strategy Fund - Q/NQ	4.666558	4.067227	-12.84%	0	2007
	4.816989	4.666558	-3.12%	0	2006
	4.841040	4.816989	-0.50%	0	2005
	5.588483	4.841040	-13.37%	0	2004
	9.082071	5.588483	-38.47%	0	2003
	6.906174	9.082071	31.51%	0	2002
	10.000000	6.906174	-30.94%	0	2001*

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ	6.975070	7.220235	3.51%	0	2007
	8.062902	6.975070	-13.49%	0	2006
	8.464556	8.062902	-4.75%	0	2005
	10.000000	8.464556	-15.35%	0	2004*

Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ	6.351769	6.291710	-0.95%	0	2007
	6.989032	6.351769	-9.12%	0	2006
	7.168465	6.989032	-2.50%	0	2005
	8.125642	7.168465	-11.78%	1,312	2004
	10.831927	8.125642	-24.98%	1,046	2003
	9.063166	10.831927	19.52%	0	2002
	10.000000	9.063166	-9.37%	0	2001*

Rydex Variable Trust - Japan 1.25x Strategy Fund - Q/NQ	12.659656	11.040092	-12.79%	16,818	2007
	12.255089	12.659656	3.30%	22,074	2006
	10.363986	12.255089	18.25%	44,044	2005
	9.560906	10.363986	8.40%	0	2004
	7.070989	9.560906	35.21%	0	2003
	8.588351	7.070989	-17.67%	0	2002
	10.000000	8.588351	-14.12%	0	2001*

Rydex Variable Trust - Large-Cap Growth Fund - Q/NQ	10.672462	10.999739	3.07%	514	2007
	10.305183	10.672462	3.56%	4,342	2006
	10.305342	10.305183	0.00%	0	2005
	10.000000	10.305342	3.05%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Large-Cap Value Fund - Q/NQ	13.158313	12.232972	-7.03%	203	2007
	11.381746	13.158313	15.61%	119,062	2006
	11.118065	11.381746	2.37%	0	2005
	10.000000	11.118065	11.18%	0	2004*

Rydex Variable Trust - Leisure Fund - Q/NQ	17.878693	17.118361	-4.25%	73,304	2007
	14.737552	17.878693	21.31%	112,500	2006
	15.767050	14.737552	-6.53%	78,778	2005
	12.956075	15.767050	21.70%	170,249	2004
	9.775786	12.956075	32.53%	76,090	2003
	11.673030	9.775786	-16.25%	0	2002
	10.000000	11.673030	16.73%	0	2001*

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ	20.005930	20.360638	1.77%	890	2007
	18.432643	20.005930	8.54%	0	2006
	16.446056	18.432643	12.08%	74,467	2005
	13.704252	16.446056	20.01%	40,663	2004
	9.150320	13.704252	49.77%	30,146	2003
	12.325921	9.150320	-25.76%	0	2002
	10.000000	12.325921	23.26%	0	2001*

Rydex Variable Trust - Mid-Cap Growth Fund - Q/NQ	11.902991	12.681965	6.54%	608	2007
	11.747093	11.902991	1.33%	184	2006
	10.726039	11.747093	9.52%	0	2005
	10.000000	10.726039	7.26%	0	2004*

Rydex Variable Trust - Mid-Cap Value Fund - Q/NQ	13.940670	13.031602	-6.52%	0	2007
	12.118842	13.940670	15.03%	34,027	2006
	11.386502	12.118842	6.43%	0	2005
	10.000000	11.386502	13.87%	0	2004*

Rydex Variable Trust - Multi-Cap Core Equity Fund - Q/NQ	11.237828	10.459080	-6.93%	37,357	2007
	10.000966	11.237828	12.37%	50,884	2006
	10.000000	10.000966	0.01%	0	2005*

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ	12.836269	14.858069	15.75%	12	2007
	12.351245	12.836269	3.93%	0	2006
	12.432335	12.351245	-0.65%	0	2005
	11.572080	12.432335	7.43%	135,437	2004
	8.099414	11.572080	42.88%	0	2003
	13.482110	8.099414	-39.92%	0	2002
	10.000000	13.482110	34.82%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ	9.886736	12.452150	25.95%	0	2007
	9.595833	9.886736	3.03%	0	2006
	10.071560	9.595833	-4.72%	0	2005
	8.975613	10.071560	12.21%	0	2004
	4.598796	8.975613	95.17%	0	2003
	15.330438	4.598796	-70.00%	0	2002
	10.000000	15.330438	53.30%	0	2001*

Rydex Variable Trust - Nova Fund - Q/NQ	13.086601	13.001060	-0.65%	150,387	2007
	11.166698	13.086601	17.19%	98,643	2006
	10.931519	11.166698	2.15%	145,767	2005
	9.706787	10.931519	12.62%	110,388	2004
	7.097805	9.706787	36.76%	493	2003
	11.240070	7.097805	-36.85%	0	2002
	10.000000	11.240070	12.40%	0	2001*

Rydex Variable Trust - Precious Metals Fund - Q/NQ	22.311775	26.204861	17.45%	61,330	2007
	18.700697	22.311775	19.31%	2,585	2006
	15.744375	18.700697	18.78%	103,788	2005
	18.680432	15.744375	-15.72%	93,450	2004
	13.493695	18.680432	38.44%	35,445	2003
	9.433467	13.493695	43.04%	0	2002
	10.000000	9.433467	-5.67%	0	2001*

Rydex Variable Trust - Real Estate Fund - Q/NQ	22.375616	17.778988	-20.54%	15,473	2007
	17.420400	22.375616	28.44%	110,740	2006
	16.546981	17.420400	5.28%	70,901	2005
	13.000718	16.546981	27.28%	0	2004
	10.154307	13.000718	28.03%	0	2003
	10.452035	10.154307	-2.85%	0	2002
	10.000000	10.452035	4.52%	0	2001*

Rydex Variable Trust - Retailing Fund - Q/NQ	14.605569	12.540419	-14.14%	8,040	2007
	13.504282	14.605569	8.16%	125,645	2006
	13.030158	13.504282	3.64%	94,892	2005
	12.050012	13.030158	8.13%	140,454	2004
	9.066699	12.050012	32.90%	42,225	2003
	11.818011	9.066699	-23.28%	0	2002
	10.000000	11.818011	18.18%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ	19.378502	17.754514	-8.38%	2,212	2007
	16.320098	19.378502	18.74%	3,600	2006
	15.983965	16.320098	2.10%	0	2005
	12.994059	15.983965	23.01%	0	2004
	8.050364	12.994059	61.41%	31,865	2003
	12.693684	8.050364	-36.58%	0	2002
	10.000000	12.693684	26.94%	0	2001*

Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ	13.324189	13.169984	-1.16%	0	2007
	10.962738	13.324189	21.54%	0	2006
	10.792157	10.962738	1.58%	0	2005
	9.396405	10.792157	14.85%	0	2004
	6.172242	9.396405	52.24%	0	2003
	11.635529	6.172242	-46.95%	0	2002
	10.000000	11.635529	16.36%	0	2001*

Rydex Variable Trust - Sector Rotation Fund - Q/NQ	13.018100	15.698090	20.59%	4,088	2007
	11.894986	13.018100	9.44%	2,065	2006
	10.646498	11.894986	11.73%	0	2005
	9.787430	10.646498	8.78%	0	2004
	7.668746	9.787430	27.63%	0	2003
	10.000000	7.668746	-23.31%	0	2002*

Rydex Variable Trust - Small-Cap Growth Fund - Q/NQ	12.643505	12.407568	-1.87%	488	2007
	11.944695	12.643505	5.85%	1,155	2006
	11.447181	11.944695	4.35%	0	2005
	10.000000	11.447181	14.47%	0	2004*

Rydex Variable Trust - Small-Cap Value Fund - Q/NQ	13.914010	10.886145	-21.76%	0	2007
	11.879516	13.914010	17.13%	6,019	2006
	11.666318	11.879516	1.83%	0	2005
	10.000000	11.666318	16.66%	0	2004*

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund Fund - Q/NQ	9.019999	7.896325	-12.46%	0	2007
	10.271779	9.019999	-12.19%	0	2006
	10.000000	10.271779	2.72%	0	2005*

Rydex Variable Trust - Technology Fund - Q/NQ	13.231652	14.348143	8.44%	85,349	2007
	12.717563	13.231652	4.04%	27,561	2006
	12.552857	12.717563	1.31%	71,890	2005
	12.631212	12.552857	-0.62%	30,185	2004
	7.968822	12.631212	58.51%	82,322	2003
	13.320929	7.968822	-40.18%	0	2002
	10.000000	13.320929	33.21%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Telecommunications Fund - Q/NQ	10.308665	11.061558	7.30%	124,067	2007
	8.778790	10.308665	17.43%	172,701	2006
	8.831977	8.778790	-0.60%	194,071	2005
	7.977752	8.831977	10.71%	324,127	2004
	6.074027	7.977752	31.34%	39,963	2003
	10.233282	6.074027	-40.64%	0	2002
	10.000000	10.233282	2.33%	0	2001*

Rydex Variable Trust - Transportation Fund - Q/NQ	16.808670	15.067427	-10.36%	25,101	2007
	15.930913	16.808670	5.51%	87,845	2006
	14.945964	15.930913	6.59%	124,743	2005
	12.368651	14.945964	20.84%	233,221	2004
	10.446188	12.368651	18.40%	28,174	2003
	12.038774	10.446188	-13.23%	0	2002
	10.000000	12.038774	20.39%	0	2001*

Rydex Variable Trust - Utilities Fund - Q/NQ	11.286534	12.514440	10.88%	129,933	2007
	9.496153	11.286534	18.85%	158,619	2006
	8.741323	9.496153	8.64%	116,491	2005
	7.583983	8.741323	15.26%	9,731	2004
	6.155516	7.583983	23.21%	73,289	2003
	9.327176	6.155516	-34.00%	0	2002
	10.000000	9.327176	-6.73%	0	2001*

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ	11.130624	12.916074	16.04%	0	2007
	9.705779	11.130624	14.68%	0	2006
	10.000000	9.705779	-2.94%	0	2005*

Additional Contract Options Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ	13.615870	13.353591	-1.93%	0	2007
	11.847334	13.615870	14.93%	0	2006

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III - Q/NQ	10.054767	11.943721	18.79%	0	2007
	10.591091	10.054767	-5.06%	0	2006

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ	14.683686	13.670064	-6.90%	0	2007
	12.607820	14.683686	16.46%	0	2006

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R - Q/NQ	15.325498	17.642165	15.12%	0	2007
	14.012547	15.325498	9.37%	0	2006

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ	13.866278	13.781322	-0.61%	0	2007
	11.783277	13.866278	17.68%	0	2006

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ	10.583157	13.155003	24.30%	0	2007
	10.116142	10.583157	4.62%	0	2006

NVIT Federated NVIT High Income Bond Fund: Class III- Q/NQ	10.945938	11.082688	1.25%	0	2007
	10.082986	10.945938	8.56%	0	2006

NVIT NVIT Government Bond Fund: Class III - Q/NQ	11.198879	11.776946	5.16%	0	2007
	11.039977	11.198879	1.44%	0	2006

NVIT NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ	10.899572	11.277422	3.47%	0	2007
	10.462824	10.899572	4.17%	0	2006

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ	11.503824	11.946953	3.85%	0	2007
	10.812424	11.503824	6.39%	0	2006

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ	12.163785	12.618488	3.74%	0	2007
	11.119840	12.163785	9.39%	0	2006

NVIT NVIT Investor Destinations Moderately Agressive Fund: Class VI - Q/NQ	12.957808	13.499875	4.18%	0	2007
	11.523476	12.957808	12.45%	0	2006

NVIT NVIT Investor Destinations Agressive Fund: Class VI - Q/NQ	13.535055	14.075816	4.00%	0	2007
	11.794041	13.535055	14.76%	0	2006

NVIT NVIT Mid Cap Growth Fund: Class III - Q/NQ	12.752353	13.637669	6.94%	0	2007
	11.818113	12.752353	7.91%	0	2006

NVIT NVIT Money Market Fund: Class II - Q/NQ	9.801235	10.028022	2.31%	0	2007
	9.591618	9.801235	2.19%	560	2006

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class III- Q/NQ	11.257507	12.131941	7.77%	0	2007
	11.110604	11.257507	1.32%	0	2006

NVIT NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ	14.672705	13.402591	-8.66%	0	2007
	12.736434	14.672705	15.20%	0	2006

NVIT NVIT Multi-Manager Small Company Fund: Class III - Q/NQ	15.328559	15.360923	0.21%	0	2007
	13.935397	15.328559	10.00%	0	2006

NVIT NVIT Nationwide Fund: Class III - Q/NQ	12.803839	13.598679	6.21%	0	2007
	11.471945	12.803839	11.61%	0	2006

Rydex Variable Trust - Absolute Return Strategies Fund - Q/NQ	10.534481	10.735047	1.90%	3,306	2007
	10.064023	10.534481	4.67%	3,220	2006

Rydex Variable Trust - Banking Fund - Q/NQ	15.198586	10.876402	-28.44%	0	2007
	13.918951	15.198586	9.19%	0	2006

Rydex Variable Trust - Basic Materials Fund - Q/NQ	17.856140	23.476339	31.47%	0	2007
	14.875240	17.856140	20.04%	0	2006

Rydex Variable Trust - Biotechnology Fund - Q/NQ	8.736173	8.951296	2.46%	0	2007
	9.206437	8.736173	-5.11%	0	2006

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - CLS AdvisorOne Amerigo Fund - Q/NQ	10.012673	11.179816	11.66%	0	2007*

Rydex Variable Trust - CLS AdvisorOne Berolina Fund - Q/NQ	10.000000	10.739246	7.39%	0	2007*

Rydex Variable Trust - CLS AdvisorOne Clermont Fund - Q/NQ	10.015953	10.441595	4.25%	0	2007*

Rydex Variable Trust - Commodities Strategy Fund - Q/NQ	7.114342	9.147681	28.58%	1,481	2007
	8.825690	7.114342	-19.39%	1,239	2006

Rydex Variable Trust - Consumer Products Fund - Q/NQ	14.659359	15.980674	9.01%	0	2007
	12.718580	14.659359	15.26%	0	2006

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ	12.983286	13.780422	6.14%	0	2007
	10.132516	12.983286	28.13%	0	2006

Rydex Variable Trust - Electronics Fund - Q/NQ	9.395742	8.990694	-4.31%	0	2007
	9.340263	9.395742	0.59%	0	2006

Rydex Variable Trust - Energy Fund - Q/NQ	20.467683	26.759035	30.74%	0	2007
	18.630430	20.467683	9.86%	0	2006

Rydex Variable Trust - Energy Services Fund - Q/NQ	24.194739	32.553660	34.55%	0	2007
	22.210902	24.194739	8.93%	0	2006

Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ	16.490439	18.297587	10.96%	0	2007
	12.972239	16.490439	27.12%	0	2006

Rydex Variable Trust - Financial Services Fund - Q/NQ	14.736792	11.743205	-20.31%	0	2007
	12.861824	14.736792	14.58%	0	2006

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ	11.647347	12.543738	7.70%	0	2007
	12.252276	11.647347	-4.94%	693	2006

Rydex Variable Trust - Health Care Fund - Q/NQ	11.287857	11.745329	4.05%	0	2007
	10.940726	11.287857	3.17%	0	2006

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Hedged Equity Fund - Q/NQ	10.703270	10.835898	1.24%	715	2007
	10.078005	10.703270	6.20%	428	2006

Rydex Variable Trust - Internet Fund - Q/NQ	14.873478	16.113280	8.34%	0	2007
	13.813049	14.873478	7.68%	0	2006

Rydex Variable Trust - Inverse Dynamic Dow 2x Strategy Fund - Q/NQ	6.698109	5.982632	-10.68%	0	2007
	8.722891	6.698109	-23.21%	0	2006

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ	8.485121	7.951463	-6.29%	0	2007
	7.996423	8.485121	6.11%	0	2006

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ	7.401616	7.119774	-3.81%	0	2007
	7.840728	7.401616	-5.60%	0	2006

Rydex Variable Trust - Inverse OTC Strategy Fund - Q/NQ	4.641693	4.041410	-12.93%	0	2007
	4.796192	4.641693	-3.22%	0	2006

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ	6.956223	7.193365	3.41%	0	2007
	8.049285	6.956223	-13.58%	0	2006

Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ	6.317955	6.251809	-1.05%	0	2007
	6.958879	6.317955	-9.21%	0	2006

Rydex Variable Trust - Japan 1.25x Strategy Fund - Q/NQ	12.592290	10.970107	-12.88%	0	2007
	12.202267	12.592290	3.20%	0	2006

Rydex Variable Trust - Large-Cap Growth Fund - Q/NQ	10.643644	10.958799	2.96%	0	2007
	10.287797	10.643644	3.46%	42	2006

Rydex Variable Trust - Large-Cap Value Fund - Q/NQ	13.122800	12.187474	-7.13%	0	2007
	11.362557	13.122800	15.49%	69	2006

Rydex Variable Trust - Leisure Fund - Q/NQ	17.783516	17.009804	-4.35%	0	2007
	14.673996	17.783516	21.19%	0	2006

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ	19.899451	20.231547	1.67%	0	2007
	18.353170	19.899451	8.43%	0	2006

Rydex Variable Trust - Mid-Cap Growth Fund - Q/NQ	11.870826	12.634753	6.44%	0	2007
	11.727264	11.870826	1.22%	0	2006

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Mid-Cap Value Fund - Q/NQ	13.903020	12.983102	-6.62%	0	2007
	12.098394	13.903020	14.92%	65	2006

Rydex Variable Trust - Multi-Cap Core Equity Fund - Q/NQ	11.225448	10.436864	-7.02%	0	2007
	10.000100	11.225448	12.25%	0	2006

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ	12.767941	14.763870	15.63%	0	2007
	12.297984	12.767941	3.82%	0	2006

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ	9.834071	12.373141	25.82%	0	2007
	9.554423	9.834071	2.93%	0	2006

Rydex Variable Trust - Nova Fund - Q/NQ	13.016950	12.918631	-0.76%	0	2007
	11.118547	13.016950	17.07%	553	2006

Rydex Variable Trust - Precious Metals Fund - Q/NQ	22.193022	26.038687	17.33%	0	2007
	18.620050	22.193022	19.19%	0	2006

Rydex Variable Trust - Real Estate Fund - Q/NQ	22.256582	17.666289	-20.62%	1,200	2007
	17.345315	22.256582	28.31%	567	2006

Rydex Variable Trust - Retailing Fund - Q/NQ	14.527816	12.460887	-14.23%	0	2007
	13.446043	14.527816	8.05%	0	2006

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ	19.275361	17.641926	-8.47%	0	2007
	16.249732	19.275361	18.62%	0	2006

Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ	13.253241	13.086446	-1.26%	0	2007
	10.915439	13.253241	21.42%	0	2006

Rydex Variable Trust - Sector Rotation Fund - Q/NQ	12.956414	15.607742	20.46%	393	2007
	11.850665	12.956414	9.33%	70	2006

Rydex Variable Trust - Small-Cap Growth Fund - Q/NQ	12.609362	12.361395	-1.97%	0	2007
	11.924551	12.609362	5.74%	36	2006

Rydex Variable Trust - Small-Cap Value Fund - Q/NQ	13.876444	10.845636	-21.84%	0	2007
	11.859478	13.876444	17.01%	49	2006

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund Fund - Q/NQ	9.008623	7.878290	-12.55%	0	2007
	10.269257	9.008623	-12.28%	0	2006

Rydex Variable Trust - Technology Fund - Q/NQ	13.161247	14.257198	8.33%	0	2007
	12.662746	13.161247	3.94%	0	2006

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Telecommunications Fund - Q/NQ	10.253786	10.991398	7.19%	0	2007
	8.740929	10.253786	17.31%	0	2006

Rydex Variable Trust - Transportation Fund - Q/NQ	16.719231	14.971913	-10.45%	0	2007
	15.862257	16.719231	5.40%	0	2006

Rydex Variable Trust - Utilities Fund - Q/NQ	11.226464	12.435107	10.77%	0	2007
	9.455195	11.226464	18.73%	0	2006

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ	11.116596	12.886589	15.92%	0	2007
	9.703393	11.116596	14.56%	0	2006

Additional Contract Options Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ	13.583558	13.315076	-1.98%	0	2007
	11.825223	13.583558	14.87%	0	2006
	11.520076	11.825223	2.65%	0	2005
	10.392819	11.520076	10.85%	0	2004
	8.189912	10.392819	26.90%	0	2003
	10.000000	8.818991	-18.10%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III - Q/NQ	10.030911	11.909277	18.73%	0	2007
	10.571337	10.030911	-5.11%	0	2006
	10.546849	10.571337	0.23%	0	2005
	9.713024	10.546849	8.58%	0	2004
	7.925052	9.713024	22.56%	0	2003
	10.000000	7.925052	-20.75%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ	14.648863	13.630664	-6.95%	0	2007
	12.584313	14.648863	16.41%	0	2006
	12.212567	12.584313	3.04%	0	2005
	10.888380	12.212567	12.16%	0	2004
	8.606674	10.888380	26.51%	0	2003
	10.000000	8.606674	-13.93%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R - Q/NQ	15.289161	17.591330	15.06%	0	2007
	13.986432	15.289161	9.31%	0	2006
	12.218951	13.986432	14.47%	0	2005
	10.817204	12.218951	12.96%	0	2004
	8.602402	10.817204	25.75%	0	2003
	10.000000	8.602402	-13.98%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ	13.833380	13.741592	-0.66%	0	2007
	11.761305	13.833380	17.62%	0	2006
	11.351574	11.761305	3.61%	0	2005
	10.408509	11.351574	9.06%	0	2004
	8.154425	10.408509	27.64%	0	2003
	10.000000	8.154425	-18.46%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ	10.558018	13.117036	24.24%	0	2007
	10.097238	10.558018	4.56%	0	2006
	9.753598	10.097238	3.52%	0	2005
	9.640821	9.753598	1.17%	0	2004
	7.416991	9.640821	29.98%	0	2003
	10.000000	7.416991	-25.83%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III- Q/NQ	10.939050	11.070044	1.20%	0	2007
	10.081752	10.939050	8.50%	0	2006
	10.000000	10.081752	0.82%	0	2005*

NVIT NVIT Government Bond Fund: Class III - Q/NQ	11.172291	11.742970	5.11%	0	2007
	11.019367	11.172291	1.39%	0	2006
	10.886061	11.019367	1.22%	0	2005
	10.745685	10.886061	1.31%	0	2004
	10.726978	10.745685	0.17%	0	2003
	10.000000	10.726978	7.27%	0	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ	11.488281	11.924698	3.80%	0	2007
	10.803291	11.488281	6.34%	0	2006
	10.522431	10.803291	2.67%	0	2005
	10.000000	10.522431	5.22%	0	2004*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ	12.147361	12.594998	3.69%	0	2007
	11.110458	12.147361	9.33%	0	2006
	10.734549	11.110458	3.50%	0	2005
	10.000000	10.734549	7.35%	0	2004*

NVIT NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ	12.940298	13.474726	4.13%	0	2007
	11.513747	12.940298	12.39%	0	2006
	10.952375	11.513747	5.13%	0	2005
	10.000000	10.952375	9.52%	0	2004*

NVIT NVIT Investor Destinations Moderately Agressive Fund: Class VI - Q/NQ	13.516784	14.049609	3.94%	0	2007
	11.784110	13.516784	14.70%	0	2006
	11.126650	11.784110	5.91%	0	2005
	10.000000	11.126650	11.27%	0	2004*

NVIT NVIT Investor Destinations Agressive Fund: Class VI - Q/NQ	10.884863	11.256440	3.41%	0	2007
	10.453998	10.884863	4.12%	0	2006
	10.306771	10.453998	1.43%	0	2005
	10.000000	10.306771	3.07%	0	2004*

NVIT NVIT Mid Cap Growth Fund: Class III - Q/NQ	12.722064	13.598312	6.89%	0	2007
	11.796038	12.722064	7.85%	0	2006
	10.957611	11.796038	7.65%	0	2005
	9.686226	10.957611	13.13%	0	2004
	7.040552	9.686226	37.58%	0	2003
	10.000000	7.040552	-29.59%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class II - Q/NQ	9.775094	9.996152	2.26%	125,839	2007
	9.570900	9.775094	2.13%	146,157	2006
	9.539856	9.570900	0.33%	177,029	2005
	9.684497	9.539856	-1.49%	154,682	2004
	9.854555	9.684497	-1.73%	94,554	2003
	9.975594	9.854555	-1.21%	0	2002
	10.000000	9.975594	-0.24%	0	2001*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class III- Q/NQ	11.230781	12.096950	7.71%	0	2007
	11.089871	11.230781	1.27%	0	2006
	10.466804	11.089871	5.95%	0	2005
	9.407791	10.466804	11.26%	0	2004
	7.151403	9.407791	31.55%	0	2003
	10.000000	7.151403	-28.49%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ	14.637893	13.363948	-8.70%	0	2007
	12.712679	14.637893	15.14%	0	2006
	12.573194	12.712679	1.11%	0	2005
	10.919674	12.573194	15.14%	0	2004
	7.099494	10.919674	53.81%	0	2003
	10.000000	7.099494	-29.01%	0	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class III - Q/NQ	15.292202	15.316645	0.16%	0	2007
	13.909403	15.292202	9.94%	0	2006
	12.624349	13.909403	10.18%	0	2005
	10.808666	12.624349	16.80%	0	2004
	7.814728	10.808666	38.31%	0	2003
	10.000000	7.814728	-21.85%	0	2002*

NVIT NVIT Nationwide Fund: Class III - Q/NQ	12.773453	13.559460	6.15%	0	2007
	11.450537	12.773453	11.55%	0	2006
	10.872405	11.450537	5.32%	0	2005
	10.090465	10.872405	7.75%	0	2004
	8.068424	10.090465	25.06%	0	2003
	10.000000	8.068424	-19.32%	0	2002*

Rydex Variable Trust - Absolute Return Strategies Fund - Q/NQ	10.528673	10.723628	1.85%	186,774	2007
	10.063586	10.528673	4.62%	174,348	2006
	10.000000	10.063586	0.64%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Banking Fund - Q/NQ	15.158051	10.841831	-28.47%	11,836	2007
	13.888888	15.158051	9.14%	60,405	2006
	14.559663	13.888888	-4.61%	64,558	2005
	12.935450	14.559663	12.56%	70,426	2004
	10.008939	12.935450	29.24%	66,522	2003
	10.283217	10.008939	-2.67%	0	2002
	10.000000	10.283217	2.83%	0	2001*

Rydex Variable Trust - Basic Materials Fund - Q/NQ	17.808549	23.401774	31.41%	70,504	2007
	14.843127	17.808549	19.98%	83,019	2006
	14.542489	14.843127	2.07%	69,959	2005
	12.268251	14.542489	18.54%	115,660	2004
	9.512962	12.268251	28.96%	31,174	2003
	11.114313	9.512962	-14.41%	0	2002
	10.000000	11.114313	11.14%	0	2001*

Rydex Variable Trust - Biotechnology Fund - Q/NQ	8.712851	8.922837	2.41%	0	2007
	9.186534	8.712851	-5.16%	0	2006
	8.461283	9.186534	8.57%	58,429	2005
	8.531424	8.461283	-0.82%	0	2004
	6.119315	8.531424	39.42%	57,485	2003
	11.415089	6.119315	-46.39%	0	2002
	10.000000	11.415089	14.15%	0	2001*

Rydex Variable Trust - CLS AdvisorOne Amerigo Fund - Q/NQ	10.012323	11.173702	11.60%	0	2007*

Rydex Variable Trust - CLS AdvisorOne Berolina Fund - Q/NQ	10.000000	10.735587	7.36%	0	2007*

Rydex Variable Trust - CLS AdvisorOne Clermont Fund - Q/NQ	10.015603	10.435883	4.20%	0	2007*

Rydex Variable Trust - Commodities Strategy Fund - Q/NQ	7.109847	9.137205	28.51%	213,794	2007
	8.824605	7.109847	-19.43%	215,480	2006
	10.000000	8.824605	-11.75%	174,341	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Consumer Products Fund - Q/NQ	14.620257	15.929894	8.96%	109,929	2007
	12.691110	14.620257	15.20%	75,947	2006
	12.987641	12.691110	-2.28%	90,584	2005
	11.684630	12.987641	11.15%	76,333	2004
	9.774403	11.684630	19.54%	32,782	2003
	10.336560	9.774403	-5.44%	0	2002
	10.000000	10.336560	3.37%	0	2001*

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ	12.965727	13.754735	6.09%	0	2007
	10.123954	12.965727	28.07%	0	2006
	10.727945	10.123954	-5.63%	0	2005
	10.000000	10.727945	7.28%	0	2004*

Rydex Variable Trust - Electronics Fund - Q/NQ	9.370679	8.962113	-4.36%	14,318	2007
	9.320080	9.370679	0.54%	13,901	2006
	9.145940	9.320080	1.90%	36,014	2005
	11.949681	9.145940	-23.46%	552	2004
	7.172598	11.949681	66.60%	6,207	2003
	14.118871	7.172598	-49.20%	0	2002
	10.000000	14.118871	41.19%	0	2001*

Rydex Variable Trust - Energy Fund - Q/NQ	20.413106	26.674017	30.67%	72,238	2007
	18.590208	20.413106	9.81%	74,469	2006
	13.677406	18.590208	35.92%	106,279	2005
	10.540493	13.677406	29.76%	119,902	2004
	8.734428	10.540493	20.68%	65,663	2003
	10.294305	8.734428	-15.15%	0	2002
	10.000000	10.294305	2.94%	0	2001*

Rydex Variable Trust - Energy Services Fund - Q/NQ	24.130221	32.450222	34.48%	43,448	2007
	22.162938	24.130221	8.88%	2,875	2006
	15.233011	22.162938	45.49%	66,987	2005
	11.610522	15.233011	31.20%	1,967	2004
	10.917001	11.610522	6.35%	0	2003
	12.656951	10.917001	-13.75%	0	2002
	10.000000	12.656951	26.57%	0	2001*

Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ	16.446445	18.239425	10.90%	16,366	2007
	12.944206	16.446445	27.06%	28,395	2006
	12.405735	12.944206	4.34%	15,407	2005
	10.887210	12.405735	13.95%	30,165	2004
	7.756480	10.887210	40.36%	24,061	2003
	11.036339	7.756480	-29.72%	0	2002
	10.000000	11.036339	10.36%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Financial Services Fund - Q/NQ	14.697497	11.705893	-20.35%	45,163	2007
	12.834051	14.697497	14.52%	150,467	2006
	12.654352	12.834051	1.42%	152,392	2005
	11.014077	12.654352	14.89%	138,228	2004
	8.708362	11.014077	26.48%	39,729	2003
	10.455957	8.708362	-16.71%	0	2002
	10.000000	10.455957	4.56%	0	2001*

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ	11.616282	12.503872	7.64%	92,713	2007
	12.225811	11.616282	-4.99%	180,113	2006
	11.572503	12.225811	5.65%	126,428	2005
	10.886160	11.572503	6.30%	31,698	2004
	11.217245	10.886160	-2.95%	30,221	2003
	9.642021	11.217245	16.34%	0	2002
	10.000000	9.642021	-3.58%	0	2001*

Rydex Variable Trust - Health Care Fund - Q/NQ	11.257729	11.707982	4.00%	112,085	2007
	10.917073	11.257729	3.12%	100,372	2006
	10.057347	10.917073	8.55%	163,625	2005
	9.651413	10.057347	4.21%	93,100	2004
	7.581177	9.651413	27.31%	68,347	2003
	9.820891	7.581177	-22.81%	0	2002
	10.000000	9.820891	-1.79%	0	2001*

Rydex Variable Trust - Hedged Equity Fund - Q/NQ	10.697367	10.824376	1.19%	47,974	2007
	10.077565	10.697367	6.15%	65,266	2006
	10.000000	10.077565	0.78%	0	2005*

Rydex Variable Trust - Internet Fund - Q/NQ	14.833831	16.062097	8.28%	72,173	2007
	13.783234	14.833831	7.62%	0	2006
	14.245435	13.783234	-3.24%	35,421	2005
	12.532047	14.245435	13.67%	127,654	2004
	7.770574	12.532047	61.28%	55,682	2003
	13.980356	7.770574	-44.42%	0	2002
	10.000000	13.980356	39.80%	0	2001*

Rydex Variable Trust - Inverse Dynamic Dow 2x Strategy Fund - Q/NQ	6.689046	5.971479	-10.73%	0	2007
	8.715520	6.689046	-23.25%	0	2006
	8.741707	8.715520	-0.30%	0	2005
	10.000000	8.741707	-12.58%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ	8.469318	7.932581	-6.34%	0	2007
	7.985584	8.469318	6.06%	0	2006
	8.589867	7.985584	-7.03%	0	2005
	9.801674	8.589867	-12.36%	0	2004
	10.000000	9.801674	-1.98%	0	2003*

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ	7.391593	7.106493	-3.86%	0	2007
	7.834102	7.391593	-5.65%	0	2006
	8.694990	7.834102	-9.90%	0	2005
	10.000000	8.694990	-13.05%	0	2004*

Rydex Variable Trust - Inverse OTC Strategy Fund - Q/NQ	4.629312	4.028562	-12.98%	0	2007
	4.785822	4.629312	-3.27%	0	2006
	4.817051	4.785822	-0.65%	0	2005
	5.569302	4.817051	-13.51%	0	2004
	9.064787	5.569302	-38.56%	0	2003
	6.903561	9.064787	31.31%	0	2002
	10.000000	6.903561	-30.96%	0	2001*

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ	6.946810	7.179940	3.36%	0	2007
	8.042477	6.946810	-13.62%	0	2006
	8.456009	8.042477	-4.89%	0	2005
	10.000000	8.456009	-15.44%	0	2004*

Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ	6.301102	6.231943	-1.10%	0	2007
	6.943856	6.301102	-9.26%	0	2006
	7.132993	6.943856	-2.65%	0	2005
	8.097813	7.132993	-11.91%	0	2004
	10.811359	8.097813	-25.10%	2,572	2003
	9.059755	10.811359	19.33%	0	2002
	10.000000	9.059755	-9.40%	0	2001*

Rydex Variable Trust - Japan 1.25x Strategy Fund - Q/NQ	12.558705	10.935244	-12.93%	16,584	2007
	12.175896	12.558705	3.14%	16,173	2006
	10.312692	12.175896	18.07%	17,393	2005
	9.528128	10.312692	8.23%	0	2004
	7.057500	9.528128	35.01%	0	2003
	8.585103	7.057500	-17.79%	0	2002
	10.000000	8.585103	-14.15%	0	2001*

Rydex Variable Trust - Large-Cap Growth Fund - Q/NQ	10.629265	10.938392	2.91%	3,996	2007
	10.279111	10.629265	3.41%	14,075	2006
	10.294934	10.279111	-0.15%	0	2005
	10.000000	10.294934	2.95%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Large-Cap Value Fund - Q/NQ	13.105064	12.164766	-7.18%	1,578	2007
	11.352965	13.105064	15.43%	82,106	2006
	11.106852	11.352965	2.22%	0	2005
	10.000000	11.106852	11.07%	0	2004*

Rydex Variable Trust - Leisure Fund - Q/NQ	17.736113	16.955767	-4.40%	63,518	2007
	14.642309	17.736113	21.13%	84,690	2006
	15.689042	14.642309	-6.67%	71,624	2005
	12.911678	15.689042	21.51%	94,922	2004
	9.757171	12.911678	32.33%	59,823	2003
	11.668637	9.757171	-16.38%	0	2002
	10.000000	11.668637	16.69%	0	2001*

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ	19.846375	20.167255	1.62%	0	2007
	18.313517	19.846375	8.37%	0	2006
	16.364660	18.313517	11.91%	29,417	2005
	13.657269	16.364660	19.82%	16,674	2004
	9.132863	13.657269	49.54%	16,140	2003
	12.321288	9.132863	-25.88%	0	2002
	10.000000	12.321288	23.21%	0	2001*

Rydex Variable Trust - Mid-Cap Growth Fund - Q/NQ	11.854778	12.611214	6.38%	4,723	2007
	11.717359	11.854778	1.17%	0	2006
	10.715198	11.717359	9.35%	0	2005
	10.000000	10.715198	7.15%	0	2004*

Rydex Variable Trust - Mid-Cap Value Fund - Q/NQ	13.884237	12.958915	-6.66%	0	2007
	12.088190	13.884237	14.86%	35,703	2006
	11.375009	12.088190	6.27%	0	2005
	10.000000	11.375009	13.75%	0	2004*

Rydex Variable Trust - Multi-Cap Core Equity Fund - Q/NQ	11.219264	10.425769	-7.07%	36,978	2007
	9.999667	11.219264	12.20%	37,891	2006
	10.000000	9.999667	0.00%	0	2005*

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ	12.733915	14.716979	15.57%	0	2007
	12.271444	12.733915	3.77%	0	2006
	12.370832	12.271444	-0.80%	0	2005
	11.532439	12.370832	7.27%	55,544	2004
	8.083979	11.532439	42.66%	0	2003
	13.477052	8.083979	-40.02%	0	2002
	10.000000	13.477052	34.77%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ	9.807843	12.333827	25.75%	0	2007
	9.533781	9.807843	2.87%	0	2006
	10.021672	9.533781	-4.87%	0	2005
	8.944801	10.021672	12.04%	0	2004
	4.589988	8.944801	94.88%	0	2003
	15.324686	4.589988	-70.05%	0	2002
	10.000000	15.324686	53.25%	0	2001*

Rydex Variable Trust - Nova Fund - Q/NQ	12.982221	12.877562	-0.81%	161,800	2007
	11.094511	12.982221	17.01%	139,621	2006
	10.877405	11.094511	2.00%	266,178	2005
	9.673493	10.877405	12.45%	85,842	2004
	7.084260	9.673493	36.55%	0	2003
	11.235837	7.084260	-36.95%	0	2002
	10.000000	11.235837	12.36%	0	2001*

Rydex Variable Trust - Precious Metals Fund - Q/NQ	22.133832	25.955912	17.27%	46,208	2007
	18.579837	22.133832	19.13%	3,132	2006
	15.666467	18.579837	18.60%	76,276	2005
	18.616462	15.666467	-15.85%	57,143	2004
	13.468030	18.616462	38.23%	18,642	2003
	9.429902	13.468030	42.82%	0	2002
	10.000000	9.429902	-5.70%	0	2001*

Rydex Variable Trust - Real Estate Fund - Q/NQ	22.197248	17.610158	-20.67%	85,314	2007
	17.307862	22.197248	28.25%	113,827	2006
	16.465148	17.307862	5.12%	61,880	2005
	12.956194	16.465148	27.08%	0	2004
	10.134982	12.956194	27.84%	0	2003
	10.448098	10.134982	-3.00%	0	2002
	10.000000	10.448098	4.48%	0	2001*

Rydex Variable Trust - Retailing Fund - Q/NQ	14.489084	12.421301	-14.27%	12,337	2007
	13.417010	14.489084	7.99%	103,382	2006
	12.965669	13.417010	3.48%	89,049	2005
	12.008710	12.965669	7.97%	83,740	2004
	9.049418	12.008710	32.70%	36,621	2003
	11.813565	9.049418	-23.40%	0	2002
	10.000000	11.813565	18.14%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ	19.223978	17.585876	-8.52%	2,783	2007
	16.214649	19.223978	18.56%	3,022	2006
	15.904885	16.214649	1.95%	0	2005
	12.949525	15.904885	22.82%	0	2004
	8.035009	12.949525	61.16%	17,056	2003
	12.688916	8.035009	-36.68%	0	2002
	10.000000	12.688916	26.89%	0	2001*

Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ	13.217890	13.044849	-1.31%	0	2007
	10.891859	13.217890	21.36%	0	2006
	10.738728	10.891859	1.43%	0	2005
	9.364180	10.738728	14.68%	0	2004
	6.160459	9.364180	52.00%	0	2003
	11.631150	6.160459	-47.03%	0	2002
	10.000000	11.631150	16.31%	0	2001*

Rydex Variable Trust - Sector Rotation Fund - Q/NQ	12.925699	15.562757	20.40%	41,477	2007
	11.828570	12.925699	9.28%	34,620	2006
	10.603182	11.828570	11.56%	0	2005
	9.762513	10.603182	8.61%	0	2004
	7.660899	9.762513	27.43%	0	2003
	10.000000	7.660899	-23.39%	0	2002*

Rydex Variable Trust - Small-Cap Growth Fund - Q/NQ	12.592293	12.338331	-2.02%	3,791	2007
	11.914466	12.592293	5.69%	9,670	2006
	11.435610	11.914466	4.19%	0	2005
	10.000000	11.435610	14.36%	0	2004*

Rydex Variable Trust - Small-Cap Value Fund - Q/NQ	13.857696	10.825434	-21.88%	0	2007
	11.849471	13.857696	16.95%	16,531	2006
	11.654545	11.849471	1.67%	0	2005
	10.000000	11.654545	16.55%	0	2004*

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund Fund - Q/NQ	9.002937	7.869290	-12.59%	0	2007
	10.267994	9.002937	-12.32%	0	2006
	10.000000	10.267994	2.68%	0	2005*

Rydex Variable Trust - Technology Fund - Q/NQ	13.126135	14.211882	8.27%	76,440	2007
	12.635382	13.126135	3.88%	33,575	2006
	12.490753	12.635382	1.16%	52,301	2005
	12.587928	12.490753	-0.77%	12,672	2004
	17.953623	12.587928	58.27%	55,271	2003
	13.315925	7.953623	-40.27%	0	2002
	10.000000	13.315925	33.16%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Telecommunications Fund - Q/NQ	10.226460	10.956499	7.14%	113,535	2007
	8.722069	10.226460	17.25%	134,094	2006
	8.788278	8.722069	-0.75%	137,563	2005
	7.950406	8.788278	10.54%	170,453	2004
	6.062442	7.950406	31.14%	48,694	2003
	10.229428	6.062442	-40.74%	0	2002
	10.000000	10.229428	2.29%	0	2001*

Rydex Variable Trust - Transportation Fund - Q/NQ	16.674648	14.924335	-10.50%	37,733	2007
	15.827992	16.674648	5.35%	79,079	2006
	14.872038	15.827992	6.43%	98,367	2005
	12.326264	14.872038	20.65%	119,053	2004
	10.426289	12.326264	18.22%	30,885	2003
	12.034246	10.426289	-13.36%	0	2002
	10.000000	12.034246	20.34%	0	2001*

Rydex Variable Trust - Utilities Fund - Q/NQ	11.196528	12.395598	10.71%	116,938	2007
	9.434781	11.196528	18.67%	124,335	2006
	8.698068	9.434781	8.47%	107,656	2005
	7.557991	8.698068	15.08%	4,169	2004
	6.143792	7.557991	23.02%	38,849	2003
	9.323654	6.143792	-34.11%	0	2002
	10.000000	9.323654	-6.76%	0	2001*

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ	11.109591	12.871879	15.86%	0	2007
	9.702204	11.109591	14.51%	0	2006
	10.000000	9.702204	-2.98%	0	2005*

Additional Contract Options Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ	13.551296	13.276641	-2.03%	0	2007
	11.803131	13.551296	14.81%	400	2006
	11.504409	11.803131	2.60%	0	2005
	10.383973	11.504409	10.79%	0	2004
	8.187111	10.383973	26.83%	0	2003
	10.000000	8.187111	-18.13%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III - Q/NQ	10.007104	11.874924	18.66%	0	2007
	10.551621	10.007104	-5.16%	0	2006
	10.532524	10.551621	0.18%	0	2005
	9.704770	10.532524	8.53%	0	2004
	7.922346	9.704770	22.50%	0	2003
	10.000000	7.922346	-20.78%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ	14.614074	13.591323	-7.00%	0	2007
	12.560803	14.614074	16.35%	557	2006
	12.195954	12.560803	2.99%	0	2005
	10.879112	12.195954	12.10%	0	2004
	8.603732	10.879112	26.45%	0	2003
	10.000000	8.603732	-13.96%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R - Q/NQ	15.252842	17.540551	15.00%	0	2007
	13.960304	15.252842	9.26%	349	2006
	12.202331	13.960304	14.41%	0	2005
	10.808002	12.202331	12.90%	0	2004
	8.599463	10.808002	25.68%	0	2003
	10.000000	8.599463	-14.01%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ	13.800543	13.701951	-0.71%	0	2007
	11.739343	13.800543	17.56%	591	2006
	11.336134	11.739343	3.56%	0	2005
	10.399657	11.336134	9.00%	0	2004
	8.151639	10.399657	27.58%	0	2003
	10.000000	8.151639	-18.48%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ	10.532958	13.079208	24.17%	0	2007
	10.078391	10.532958	4.51%	0	2006
	9.740348	10.078391	3.47%	0	2005
	9.632634	9.740348	1.12%	0	2004
	7.414455	9.632634	29.92%	0	2003
	10.000000	7.414455	-25.86%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III- Q/NQ	10.932144	11.057386	1.15%	0	2007
	10.080512	10.932144	8.45%	0	2006
	10.000000	10.080512	0.81%	0	2005*

NVIT NVIT Government Bond Fund: Class III - Q/NQ	11.145763	11.709079	5.05%	0	2007
	10.998803	11.145763	1.34%	0	2006
	10.871266	10.998803	1.17%	0	2005
	10.736556	10.871266	1.25%	0	2004
	10.723330	10.736556	0.12%	0	2003
	10.000000	10.723330	7.23%	0	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ	10.870113	11.235422	3.36%	0	2007
	10.445152	10.870113	4.07%	0	2006
	10.303294	10.445152	1.38%	0	2005
	10.000000	10.303294	3.03%	0	2004*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ	11.472742	11.902462	3.75%	0	2007
	10.794161	11.472742	6.29%	0	2006
	10.518892	10.794161	2.62%	0	2005
	10.000000	10.518892	5.19%	0	2004*

NVIT NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ	12.130921	12.571505	3.63%	0	2007
	11.101067	12.130921	9.28%	0	2006
	10.730939	11.101067	3.45%	0	2005
	10.000000	10.730939	7.31%	0	2004*

NVIT NVIT Investor Destinations Moderately Agressive Fund: Class VI - Q/NQ	12.922807	13.449621	4.08%	0	2007
	11.504024	12.922807	12.33%	0	2006
	10.948679	11.504024	5.07%	0	2005
	10.000000	10.948679	9.49%	0	2004*

NVIT NVIT Investor Destinations Agressive Fund: Class VI - Q/NQ	13.498489	14.023408	3.89%	0	2007
	11.774135	13.498489	14.65%	0	2006
	11.122892	11.774135	5.85%	0	2005
	10.000000	11.122892	11.23%	0	2004*

NVIT NVIT Mid Cap Growth Fund: Class III - Q/NQ	12.691888	13.559101	6.83%	0	2007
	11.774045	12.691888	7.80%	0	2006
	10.942742	11.774045	7.60%	0	2005
	9.678005	10.942742	13.07%	0	2004
	7.038150	9.678005	37.51%	0	2003
	10.000000	7.038150	-29.62%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class II - Q/NQ	9.749014	9.964375	2.21%	30,809	2007
	9.550216	9.749014	2.08%	24,411	2006
	9.524082	9.550216	0.27%	80,620	2005
	9.673413	9.524082	-1.54%	84,680	2004
	9.848294	9.673413	-1.78%	85,581	2003
	9.974340	9.848294	-1.26%	0	2002
	10.000000	9.974340	-0.26%	0	2001*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class III- Q/NQ	11.204141	12.062073	7.66%	0	2007
	11.069192	11.204141	1.22%	0	2006
	10.452606	11.069192	5.90%	0	2005
	9.399819	10.452606	11.20%	0	2004
	7.148974	9.399819	31.48%	0	2003
	10.000000	7.148974	-28.51%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ	14.603165	13.325398	-8.75%	0	2007
	12.688963	14.603165	15.09%	0	2006
	12.556109	12.688963	1.06%	0	2005
	10.910389	12.556109	15.08%	0	2004
	7.097065	10.910389	53.73%	0	2003
	10.000000	7.097065	-29.03%	0	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class III - Q/NQ	15.255940	15.272489	0.11%	0	2007
	13.883478	15.255940	9.89%	0	2006
	12.607213	13.883478	10.12%	0	2005
	10.799494	12.607213	16.74%	0	2004
	7.812069	10.799494	38.24%	0	2003
	10.000000	7.812069	-21.88%	0	2002*

NVIT NVIT Nationwide Fund: Class III - Q/NQ	12.743142	13.520353	6.10%	0	2007
	11.429177	12.743142	11.50%	0	2006
	10.857644	11.429177	5.26%	0	2005
	10.081903	10.857644	7.69%	0	2004
	8.065677	10.081903	25.00%	0	2003
	10.000000	8.065677	-19.34%	0	2002*

Rydex Variable Trust - Absolute Return Strategies Fund - Q/NQ	10.522865	10.712219	1.80%	5,374	2007
	10.063149	10.522865	4.57%	4,179	2006
	10.000000	10.063149	0.63%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Banking Fund - Q/NQ	15.117608	10.807352	-28.51%	990	2007
	13.858866	15.117608	9.08%	22,030	2006
	14.535572	13.858866	-4.66%	26,127	2005
	12.920630	14.535572	12.50%	47,265	2004
	10.002564	12.920630	29.17%	60,120	2003
	10.281926	10.002564	-2.72%	0	2002
	10.000000	10.281926	2.82%	0	2001*

Rydex Variable Trust - Basic Materials Fund - Q/NQ	17.761055	23.327412	31.34%	25,646	2007
	14.811066	17.761055	19.92%	30,175	2006
	14.518447	14.811066	2.02%	29,447	2005
	12.254211	14.518447	18.48%	98,987	2004
	9.506910	12.254211	28.90%	15,089	2003
	11.112913	9.506910	-14.45%	0	2002
	10.000000	11.112913	11.13%	0	2001*

Rydex Variable Trust - Biotechnology Fund - Q/NQ	8.689580	8.894429	2.36%	0	2007
	9.166651	8.689580	-5.20%	0	2006
	8.447276	9.166651	8.52%	31,580	2005
	8.521651	8.447276	-0.87%	0	2004
	6.115419	8.521651	39.35%	29,533	2003
	11.413661	6.115419	-46.42%	0	2002
	10.000000	11.413661	14.14%	0	2001*

Rydex Variable Trust - CLS AdvisorOne Amerigo Fund - Q/NQ	10.011971	11.167582	11.54%	0	2007*

Rydex Variable Trust - CLS AdvisorOne Berolina Fund - Q/NQ	10.000000	10.731923	7.32%	0	2007*

Rydex Variable Trust - CLS AdvisorOne Clermont Fund - Q/NQ	10.015252	10.430170	4.14%	0	2007*

Rydex Variable Trust - Commodities Strategy Fund - Q/NQ	7.105350	9.126742	28.45%	18,872	2007
	8.823517	7.105350	-19.47%	16,022	2006
	10.000000	8.823517	-11.76%	58,527	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Consumer Products Fund - Q/NQ	14.581265	15.879262	8.90%	32,631	2007
	12.663698	14.581265	15.14%	24,674	2006
	12.966188	12.663698	-2.33%	31,591	2005
	11.671284	12.966188	11.09%	50,375	2004
	9.768202	11.671284	19.48%	16,966	2003
	10.335264	9.768202	-5.49%	0	2002
	10.000000	10.335264	3.35%	0	2001*

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ	12.948182	13.729088	6.03%	0	2007
	10.115399	12.948182	28.00%	0	2006
	10.724329	10.115399	-5.68%	0	2005
	10.000000	10.724329	7.24%	0	2004*

Rydex Variable Trust - Electronics Fund - Q/NQ	9.345673	8.933615	-4.41%	1,197	2007
	9.299943	9.345673	0.49%	1,826	2006
	9.130816	9.299943	1.85%	16,261	2005
	11.936016	9.130816	-23.50%	216	2004
	7.168032	11.936016	66.52%	8,161	2003
	14.117110	7.168032	-49.22%	0	2002
	10.000000	14.117110	41.17%	0	2001*

Rydex Variable Trust - Energy Fund - Q/NQ	20.358670	26.589244	30.60%	21,701	2007
	18.550055	20.358670	9.75%	24,924	2006
	13.654798	18.550055	35.85%	44,652	2005
	10.528423	13.654798	29.69%	102,701	2004
	8.728873	10.528423	20.62%	58,773	2003
	10.293009	8.728873	-15.20%	0	2002
	10.000000	10.293009	2.93%	0	2001*

Rydex Variable Trust - Energy Services Fund - Q/NQ	24.065796	32.347000	34.41%	15,960	2007
	22.115013	24.065796	8.82%	409	2006
	15.207789	22.115013	45.42%	29,044	2005
	11.597211	15.207789	31.13%	941	2004
	10.910059	11.597211	6.30%	0	2003
	12.655364	10.910059	-13.79%	0	2002
	10.000000	12.655364	26.55%	0	2001*

Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ	16.402538	18.181405	10.85%	4,392	2007
	12.916213	16.402538	26.99%	10,177	2006
	12.385208	12.916213	4.29%	8,739	2005
	10.874738	12.385208	13.89%	37,946	2004
	7.751539	10.874738	40.29%	28,960	2003
	11.034945	7.751539	-29.75%	0	2002
	10.000000	11.034945	10.35%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Financial Services Fund - Q/NQ	14.658276	11.668665	-20.40%	4,533	2007
	12.806304	14.658276	14.46%	44,099	2006
	12.633420	12.806304	1.37%	53,077	2005
	11.001462	12.633420	14.83%	118,367	2004
	8.702817	11.001462	26.41%	22,800	2003
	10.454638	8.702817	-16.76%	0	2002
	10.000000	10.454638	4.55%	0	2001*

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ	11.585290	12.464121	7.59%	14,719	2007
	12.199392	11.585290	-5.03%	30,988	2006
	11.553369	12.199392	5.59%	71,141	2005
	10.873701	11.553369	6.25%	12,125	2004
	11.210120	10.873701	-3.00%	7,077	2003
	9.640809	11.210120	16.28%	0	2002
	10.000000	9.640809	-3.59%	0	2001*

Rydex Variable Trust - Health Care Fund - Q/NQ	11.227664	11.670726	3.95%	32,442	2007
	10.893465	11.227664	3.07%	32,539	2006
	10.040700	10.893465	8.49%	65,438	2005
	9.640363	10.040700	4.15%	61,515	2004
	7.576354	9.640363	27.24%	51,029	2003
	9.819657	7.576354	-22.85%	0	2002
	10.000000	9.819657	-1.80%	0	2001*

Rydex Variable Trust - Hedged Equity Fund - Q/NQ	10.691462	10.812854	1.14%	1,500	2007
	10.077128	10.691462	6.10%	1,701	2006
	10.000000	10.077128	0.77%	0	2005*

Rydex Variable Trust - Internet Fund - Q/NQ	14.794233	16.011012	8.22%	27,561	2007
	13.753430	14.794233	7.57%	0	2006
	14.221861	13.753430	-3.29%	20,089	2005
	12.517688	14.221861	13.61%	107,720	2004
	7.765619	12.517688	61.19%	41,808	2003
	13.978608	7.765619	-44.45%	0	2002
	10.000000	13.978608	39.79%	0	2001*

Rydex Variable Trust - Inverse Dynamic Dow 2x Strategy Fund - Q/NQ	6.680000	5.960336	-10.77%	0	2007
	8.708155	6.680000	-23.29%	0	2006
	8.738756	8.708155	-0.35%	0	2005
	10.000000	8.738756	-12.61%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ	8.453522	7.913726	-6.39%	0	2007
	7.974740	8.453522	6.00%	0	2006
	8.582575	7.974740	-7.08%	0	2005
	9.798334	8.582575	-12.41%	0	2004
	10.000000	9.798334	-2.02%	0	2003*

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ	7.381590	7.093232	-3.91%	0	2007
	7.827480	7.381590	-5.70%	0	2006
	8.692055	7.827480	-9.95%	0	2005
	10.000000	8.692055	-13.08%	0	2004*

Rydex Variable Trust - Inverse OTC Strategy Fund - Q/NQ	4.616942	4.015747	-13.02%	0	2007
	4.775468	4.616942	-3.32%	0	2006
	4.809078	4.775468	-0.70%	0	2005
	5.562921	4.809078	-13.55%	0	2004
	9.059034	5.562921	-38.59%	0	2003
	6.902692	9.059034	31.24%	0	2002
	10.000000	6.902692	-30.97%	0	2001*

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ	6.937414	7.166566	3.30%	0	2007
	8.035677	6.937414	-13.67%	0	2006
	8.453154	8.035677	-4.94%	0	2005
	10.000000	8.453154	-15.47%	0	2004*

Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ	6.284278	6.212111	-1.15%	0	2007
	6.928831	6.284278	-9.30%	0	2006
	7.121183	6.928831	-2.70%	0	2005
	8.088529	7.121183	-11.96%	0	2004
	10.804468	8.088529	-25.14%	486	2003
	9.058608	10.804468	19.27%	0	2002
	10.000000	9.058608	-9.41%	0	2001*

Rydex Variable Trust - Japan 1.25x Strategy Fund - Q/NQ	12.525194	10.900476	-12.97%	1,025	2007
	12.149582	12.525194	3.09%	977	2006
	10.295624	12.149582	18.01%	9,868	2005
	9.517213	10.295624	8.18%	0	2004
	7.053007	9.517213	34.94%	0	2003
	8.584018	7.053007	-17.84%	0	2002
	10.000000	8.584018	-14.16%	0	2001*

Rydex Variable Trust - Large-Cap Growth Fund - Q/NQ	10.614862	10.917971	2.86%	4,927	2007
	10.270412	10.614862	3.35%	3,352	2006
	10.291468	10.270412	-0.20%	0	2005
	10.000000	10.291468	2.91%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Large-Cap Value Fund - Q/NQ	13.087340	12.142084	-7.22%	1,946	2007
	11.343369	13.087340	15.37%	25,770	2006
	11.103100	11.343369	2.16%	0	2005
	10.000000	11.103100	11.03%	0	2004*

Rydex Variable Trust - Leisure Fund - Q/NQ	17.688832	16.901905	-4.45%	24,683	2007
	14.610693	17.688832	21.07%	30,880	2006
	15.663133	14.610693	-6.72%	28,857	2005
	12.896915	15.663133	21.45%	74,115	2004
	9.750968	12.896915	32.26%	47,511	2003
	11.667169	9.750968	-16.42%	0	2002
	10.000000	11.667169	16.67%	0	2001*

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ	19.793445	20.103154	1.56%	0	2007
	18.273972	19.793445	8.31%	0	2006
	16.337613	18.273972	11.85%	16,685	2005
	13.641636	16.337613	19.76%	20,980	2004
	9.127053	13.641636	49.46%	19,427	2003
	12.319744	9.127053	-25.92%	0	2002
	10.000000	12.319744	23.20%	0	2001*

Rydex Variable Trust - Mid-Cap Growth Fund - Q/NQ	11.838741	12.587699	6.33%	5,824	2007
	11.707462	11.838741	1.12%	903	2006
	10.711581	11.707462	9.30%	0	2005
	10.000000	10.711581	7.12%	0	2004*

Rydex Variable Trust - Mid-Cap Value Fund - Q/NQ	13.865452	12.934748	-6.71%	0	2007
	12.077967	13.865452	14.80%	9,497	2006
	11.371167	12.077967	6.22%	0	2005
	10.000000	11.371167	13.71%	0	2004*

Rydex Variable Trust - Multi-Cap Core Equity Fund - Q/NQ	11.213075	10.414674	-7.12%	2,230	2007
	9.999231	11.213075	12.14%	2,197	2006
	10.000000	9.999231	-0.01%	0	2005*

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ	12.699920	14.670170	15.51%	0	2007
	12.244916	12.699920	3.72%	0	2006
	12.350373	12.244916	-0.85%	0	2005
	11.519235	12.350373	7.22%	70,258	2004
	8.078830	11.519235	42.59%	0	2003
	13.475363	8.078830	-40.05%	0	2002
	10.000000	13.475363	34.75%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ	9.781670	12.294606	25.69%	0	2007
	9.513178	9.781670	2.82%	0	2006
	10.005107	9.513178	-4.92%	0	2005
	8.934565	10.005107	11.98%	0	2004
	4.587069	8.934565	94.78%	0	2003
	15.322763	4.587069	-70.06%	0	2002
	10.000000	15.322763	53.23%	0	2001*

Rydex Variable Trust - Nova Fund - Q/NQ	12.947603	12.836638	-0.86%	22,906	2007
	11.070563	12.947603	16.96%	17,574	2006
	10.859444	11.070563	1.94%	96,352	2005
	9.662439	10.859444	12.39%	18,643	2004
	7.079758	9.662439	36.48%	70	2003
	11.234427	7.079758	-36.98%	0	2002
	10.000000	11.234427	12.34%	0	2001*

Rydex Variable Trust - Precious Metals Fund - Q/NQ	22.074801	25.873407	17.21%	17,270	2007
	18.539694	22.074801	19.07%	447	2006
	15.640573	18.539694	18.54%	33,160	2005
	18.595164	15.640573	-15.89%	37,902	2004
	13.459476	18.595164	38.16%	22,591	2003
	9.428720	13.459476	42.75%	0	2002
	10.000000	9.428720	-5.71%	0	2001*

Rydex Variable Trust - Real Estate Fund - Q/NQ	22.138085	17.554211	-20.71%	2,843	2007
	17.270497	22.138085	28.18%	29,149	2006
	16.437945	17.270497	5.06%	26,593	2005
	12.941379	16.437945	27.02%	0	2004
	10.128549	12.941379	27.77%	0	2003
	10.446786	10.128549	-3.05%	0	2002
	10.000000	10.446786	4.47%	0	2001*

Rydex Variable Trust - Retailing Fund - Q/NQ	14.450432	12.381807	-14.32%	1,337	2007
	13.388017	14.450432	7.94%	33,880	2006
	12.944224	13.388017	3.43%	34,083	2005
	11.994959	12.944224	7.91%	55,688	2004
	9.043657	11.994959	32.63%	20,568	2003
	11.812082	9.043657	-23.44%	0	2002
	10.000000	11.812082	18.12%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ	19.172673	17.529945	-8.57%	192	2007
	16.179601	19.172673	18.50%	142	2006
	15.878570	16.179601	1.90%	0	2005
	12.934691	15.878570	22.76%	314	2004
	8.029881	12.934691	61.08%	20,535	2003
	12.687322	8.029881	-36.71%	0	2002
	10.000000	12.687322	26.87%	0	2001*

Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ	13.182623	13.003382	-1.36%	0	2007
	10.868323	13.182623	21.29%	0	2006
	10.720962	10.868323	1.37%	0	2005
	9.353454	10.720962	14.62%	0	2004
	6.156533	9.353454	51.93%	0	2003
	11.629689	6.156533	-47.06%	0	2002
	10.000000	11.629689	16.30%	0	2001*

Rydex Variable Trust - Sector Rotation Fund - Q/NQ	12.894987	15.517836	20.34%	2,113	2007
	11.806476	12.894987	9.22%	2,120	2006
	10.588752	11.806476	11.50%	0	2005
	9.754202	10.588752	8.56%	0	2004
	7.658278	9.754202	27.37%	0	2003
	10.000000	7.658278	-23.42%	0	2002*

Rydex Variable Trust - Small-Cap Growth Fund - Q/NQ	12.575268	12.315334	-2.07%	4,674	2007
	11.904411	12.575268	5.64%	2,031	2006
	11.431761	11.904411	4.13%	0	2005
	10.000000	11.431761	14.32%	0	2004*

Rydex Variable Trust - Small-Cap Value Fund - Q/NQ	13.838959	10.805247	-21.92%	0	2007
	11.839461	13.838959	16.89%	3,574	2006
	11.650618	11.839461	1.62%	0	2005
	10.000000	11.650618	16.51%	0	2004*

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund Fund - Q/NQ	8.997252	7.860291	-12.64%	0	2007
	10.266733	8.997252	-12.36%	0	2006
	10.000000	10.266733	2.67%	0	2005*

Rydex Variable Trust - Technology Fund - Q/NQ	13.091130	14.166721	8.22%	12,003	2007
	12.608099	13.091130	3.83%	4,878	2006
	12.470107	12.608099	1.11%	16,466	2005
	12.573530	12.470107	-0.82%	6,679	2004
	7.948565	12.573530	58.19%	45,105	2003
	13.314259	7.948565	-40.30%	0	2002
	10.000000	13.314259	33.14%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Telecommunications Fund - Q/NQ	10.199150	10.921632	7.08%	40,232	2007
	8.703197	10.199150	17.19%	47,401	2006
	8.773732	8.703197	-0.80%	61,841	2005
	7.941296	8.773732	10.48%	145,295	2004
	6.058581	7.941296	31.08%	23,573	2003
	10.228141	6.058581	-40.77%	0	2002
	10.000000	10.228141	2.28%	0	2001*

Rydex Variable Trust - Transportation Fund - Q/NQ	16.630136	14.876866	-10.54%	3,664	2007
	15.793758	16.630136	5.30%	25,288	2006
	14.847433	15.793758	6.37%	38,560	2005
	12.312155	14.847433	20.59%	102,094	2004
	10.419656	12.312155	18.16%	15,568	2003
	12.032737	10.419656	-13.41%	0	2002
	10.000000	12.032737	20.33%	0	2001*

Rydex Variable Trust - Utilities Fund - Q/NQ	11.166662	12.356219	10.65%	42,430	2007
	9.414392	11.166662	18.61%	43,270	2006
	8.683684	9.414392	8.41%	42,279	2005
	7.549326	8.683684	15.03%	2,180	2004
	6.139878	7.549326	22.96%	47,037	2003
	9.322478	6.139878	-34.14%	0	2002
	10.000000	9.322478	-6.78%	0	2001*

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ	11.102573	12.857145	15.80%	0	2007
	9.701011	11.102573	14.45%	0	2006
	10.000000	9.701011	-2.99%	0	2005*

Additional Contract Options Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ	15.481798	15.144684	-2.18%	0	2007*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III - Q/NQ	11.742250	13.912512	18.48%	0	2007*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ	15.986044	14.844404	-7.14%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R - Q/NQ	16.858858	19.357629	14.82%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ	15.917096	15.779080	-0.87%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ	12.895851	15.988680	23.98%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class III- Q/NQ	10.911444	11.019482	0.99%	0	2007*

NVIT NVIT Government Bond Fund: Class III - Q/NQ	10.084891	10.578312	4.89%	0	2007*

NVIT NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ	10.826005	11.172616	3.20%	0	2007*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ	11.426197	11.835945	3.59%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ	12.081701	12.501245	3.47%	0	2007*

NVIT NVIT Investor Destinations Moderately Agressive Fund: Class VI - Q/NQ	12.870376	13.374449	3.92%	0	2007*

NVIT NVIT Investor Destinations Agressive Fund: Class VI - Q/NQ	13.443742	13.945050	3.73%	0	2007*

NVIT NVIT Mid Cap Growth Fund: Class III - Q/NQ	15.712715	16.760523	6.67%	0	2007*

NVIT NVIT Money Market Fund: Class II - Q/NQ	9.899127	10.102240	2.05%	0	2007*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class III- Q/NQ	14.398279	15.476955	7.49%	0	2007*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ	18.438575	16.799326	-8.89%	0	2007*

NVIT NVIT Multi-Manager Small Company Fund: Class III - Q/NQ	18.031793	18.023582	-0.05%	0	2007*

NVIT NVIT Nationwide Fund: Class III - Q/NQ	14.588061	15.453982	5.94%	0	2007*

Rydex Variable Trust - Absolute Return Strategies Fund - Q/NQ	10.505446	10.678032	1.64%	0	2007*

Rydex Variable Trust - Banking Fund - Q/NQ	14.180340	10.121699	-28.62%	39	2007*

Rydex Variable Trust - Basic Materials Fund - Q/NQ	18.977120	24.886276	31.14%	16	2007*

Rydex Variable Trust - Biotechnology Fund - Q/NQ	11.994617	12.258500	2.20%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - CLS AdvisorOne Amerigo Fund - Q/NQ	10.010923	11.149238	11.37%	0	2007*

Rydex Variable Trust - CLS AdvisorOne Berolina Fund - Q/NQ	10.000000	10.720946	7.21%	0	2007*

Rydex Variable Trust - CLS AdvisorOne Clermont Fund - Q/NQ	10.014204	10.413037	3.98%	0	2007*

Rydex Variable Trust - Commodities Stragey Fund - Q/NQ	7.091879	9.095415	28.25%	0	2007*

Rydex Variable Trust - Consumer Products Fund - Q/NQ	14.582950	15.856687	8.73%	99	2007*

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ	12.895653	13.652356	5.87%	0	2007*

Rydex Variable Trust - Electronics Fund - Q/NQ	11.144063	10.636318	-4.56%	37	2007*

Rydex Variable Trust - Energy Fund - Q/NQ	22.117052	28.841319	30.40%	55	2007*

Rydex Variable Trust - Energy Services Fund - Q/NQ	20.188693	27.094003	34.20%	10	2007*

Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ	19.481889	21.561490	10.67%	0	2007*

Rydex Variable Trust - Financial Services Fund - Q/NQ	15.699229	12.478080	-20.52%	116	2007*

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ	10.159221	10.913061	7.42%	0	2007*

Rydex Variable Trust - Health Care Fund - Q/NQ	13.309356	13.813295	3.79%	104	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Hedged Equity Fund - Q/NQ	10.673767	10.778350	0.98%	0	2007*

Rydex Variable Trust - Internet Fund - Q/NQ	15.707593	16.973332	8.06%	0	2007*

Rydex Variable Trust - Inverse Dynamic Dow 2x Strategy Fund - Q/NQ	6.652886	5.927006	-10.91%	0	2007*

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ	8.943074	8.359129	-6.53%	0	2007*

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ	7.351631	7.053580	-4.05%	0	2007*

Rydex Variable Trust - Inverse OTC Strategy Fund - Q/NQ	6.217333	5.399406	-13.16%	0	2007*

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ	6.909240	7.126481	3.14%	0	2007*

Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ	6.383378	6.300375	-1.30%	0	2007*

Rydex Variable Trust - Japan 1.25x Strategy Fund - Q/NQ	18.808700	16.343705	-13.11%	0	2007*

Rydex Variable Trust - Large-Cap Growth Fund - Q/NQ	10.571804	10.856951	2.70%	0	2007*

Rydex Variable Trust - Large-Cap Value Fund - Q/NQ	13.034249	12.074230	-7.37%	0	2007*

Rydex Variable Trust - Leisure Fund - Q/NQ	17.160424	16.371780	-4.60%	16	2007*

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ	20.191435	20.475821	1.41%	0	2007*

Rydex Variable Trust - Mid-Cap Growth Fund - Q/NQ	11.790708	12.517341	6.16%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Mid-Cap Value Fund - Q/NQ	13.809219	12.862466	-6.86%	0	2007*

Rydex Variable Trust - Multi-Cap Core Equity Fund - Q/NQ	11.194524	10.381444	-7.26%	0	2007*

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ	13.496201	15.566016	15.34%	0	2007*

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ	16.306086	20.463653	25.50%	0	2007*

Rydex Variable Trust - Nova Fund - Q/NQ	16.737693	16.568724	-1.01%	0	2007*

Rydex Variable Trust - Precious Metals Fund - Q/NQ	18.005192	21.071002	17.03%	6	2007*

Rydex Variable Trust - Real Estate Fund - Q/NQ	20.226910	16.014071	-20.83%	0	2007*

Rydex Variable Trust - Retailing Fund - Q/NQ	14.852284	12.706534	-14.45%	31	2007*

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ	21.834719	19.933168	-8.71%	0	2007*

Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ	19.079279	18.790898	-1.51%	0	2007*

Rydex Variable Trust - Sector Rotation Fund - Q/NQ	15.676260	18.835816	20.16%	0	2007*

Rydex Variable Trust - Small-Cap Growth Fund - Q/NQ	12.524262	12.246510	-2.22%	0	2007*

Rydex Variable Trust - Small-Cap Value Fund - Q/NQ	13.782821	10.744842	-22.04%	0	2007*

Rydex Variable Trust - Technology Fund - Q/NQ	13.905773	15.025147	8.05%	131	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ	8.980197	7.833324	-12.77%	0	2007*

Rydex Variable Trust - Telecommunications Fund - Q/NQ	15.520588	16.594475	6.92%	40	2007*

Rydex Variable Trust - Transportation Fund - Q/NQ	15.798486	14.111155	-10.68%	112	2007*

Rydex Variable Trust - Utilities Fund - Q/NQ	16.160017	17.854010	10.48%	37	2007*

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ	11.081550	12.813071	15.63%	0	2007*

Maximum Additional Contract Options Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ	15.310750	14.931202	-2.48%	0	2007
	13.396896	15.310750	14.29%	0	2006
	13.117863	13.396896	2.13%	0	2005
	11.894845	13.117863	10.28%	0	2004
	10.000000	11.894845	18.95%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III - Q/NQ	11.612485	13.716395	18.12%	0	2007
	12.300674	11.612485	-5.59%	0	2006
	12.334859	12.300674	-0.28%	0	2005
	11.417847	12.334859	8.03%	0	2004
	10.000000	11.417847	14.18%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ	15.809432	14.635155	-7.43%	0	2007
	13.650661	15.809432	15.81%	0	2006
	13.315061	13.650661	2.52%	0	2005
	11.932125	13.315061	11.59%	0	2004
	10.000000	11.932125	19.32%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R - Q/NQ	16.672607	19.084820	14.47%	0	2007
	15.329907	16.672607	8.76%	0	2006
	13.461018	15.329907	13.88%	0	2005
	11.977813	13.461018	12.38%	0	2004
	10.000000	11.977813	19.78%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ	15.741250	15.556658	-1.17%	0	2007
	13.451732	15.741250	17.02%	0	2006
	13.049421	13.451732	3.08%	0	2005
	12.026583	13.049421	8.50%	0	2004
	10.000000	12.026583	20.27%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ	12.753354	15.763318	23.60%	0	2007
	12.259086	12.753354	4.03%	0	2006
	11.902347	12.259086	3.00%	0	2005
	11.824991	11.902347	0.65%	0	2004
	10.000000	11.824991	18.25%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III- Q/NQ	10.870067	10.943882	0.68%	0	2007
	10.069341	10.870067	7.95%	0	2006
	10.000000	10.069341	0.69%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class III - Q/NQ	9.973407	10.429137	4.57%	0	2007
	9.887152	9.973407	0.87%	0	2006
	9.817437	9.887152	0.71%	0	2005
	9.740490	9.817437	0.79%	0	2004
	10.000000	9.740490	-2.60%	0	2003*

NVIT NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ	10.738148	11.047815	2.88%	0	2007
	10.365779	10.738148	3.59%	0	2006
	10.272007	10.365779	0.91%	0	2005
	10.000000	10.272007	2.72%	0	2004*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ	11.333436	11.703689	3.27%	0	2007
	10.712128	11.333436	5.80%	0	2006
	10.486948	10.712128	2.15%	0	2005
	10.000000	10.486948	4.87%	0	2004*

NVIT NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ	11.983674	12.361610	3.15%	0	2007
	11.016731	11.983674	8.78%	0	2006
	10.698360	11.016731	2.98%	0	2005
	10.000000	10.698360	6.98%	0	2004*

NVIT NVIT Investor Destinations Moderately Agressive Fund: Class VI - Q/NQ	12.765914	13.225014	3.60%	0	2007
	11.416610	12.765914	11.82%	0	2006
	10.915438	11.416610	4.59%	0	2005
	10.000000	10.915438	9.15%	0	2004*

NVIT NVIT Investor Destinations Agressive Fund: Class VI - Q/NQ	13.334639	13.789252	3.41%	0	2007
	11.684683	13.334639	14.12%	0	2006
	11.089126	11.684683	5.37%	0	2005
	10.000000	11.089126	10.89%	0	2004*

NVIT NVIT Mid Cap Growth Fund: Class III - Q/NQ	15.539099	16.524251	6.34%	0	2007
	14.481644	15.539099	7.30%	0	2006
	13.521021	14.481644	7.10%	0	2005
	12.013425	13.521021	12.55%	0	2004
	10.000000	12.013425	20.13%	0	2003*

NVIT NVIT Money Market Fund: Class II - Q/NQ	9.788380	9.958443	1.74%	0	2007
	9.632869	9.788380	1.61%	0	2006
	9.650680	9.632869	-0.18%	0	2005
	9.847189	9.650680	-2.00%	0	2004
	10.000000	9.847189	-1.53%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class III- Q/NQ	14.239208	15.258805	7.16%	0	2007
	14.132418	14.239208	0.76%	0	2006
	13.406513	14.132418	5.41%	0	2005
	12.111778	13.406513	10.69%	0	2004
	10.000000	12.111778	21.12%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ	18.234900	16.562518	-9.17%	0	2007
	15.917496	18.234900	14.56%	0	2006
	15.823234	15.917496	0.60%	0	2005
	13.812663	15.823234	14.56%	0	2004
	10.000000	13.812663	38.13%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class III - Q/NQ	17.832609	17.769544	-0.35%	0	2007
	16.302970	17.832609	9.38%	0	2006
	14.872304	16.302970	9.62%	0	2005
	12.798511	14.872304	16.20%	0	2004
	10.000000	12.798511	27.99%	0	2003*

NVIT NVIT Nationwide Fund: Class III - Q/NQ	14.426892	15.236157	5.61%	0	2007
	12.998789	14.426892	10.99%	0	2006
	12.405515	12.998789	4.78%	0	2005
	11.572280	12.405515	7.20%	0	2004
	10.000000	11.572280	15.72%	0	2003*

Rydex Variable Trust - Absolute Return Strategies Fund - Q/NQ	10.470611	10.609839	1.33%	0	2007
	10.059219	10.470611	4.09%	0	2006
	10.000000	10.059219	0.59%	0	2005*

Rydex Variable Trust - Banking Fund - Q/NQ	14.023661	9.978978	-28.84%	0	2007
	12.915108	14.023661	8.58%	0	2006
	13.607990	12.915108	-5.09%	0	2005
	12.151861	13.607990	11.98%	0	2004
	10.000000	12.151861	21.52%	0	2003*

Rydex Variable Trust - Basic Materials Fund - Q/NQ	18.767514	24.535598	30.73%	0	2007
	15.722288	18.767514	19.37%	0	2006
	15.482512	15.722288	1.55%	0	2005
	13.128136	15.482512	17.93%	0	2004
	10.000000	13.128136	31.28%	0	2003*

Rydex Variable Trust - Biotechnology Fund - Q/NQ	11.862052	12.085662	1.89%	0	2007
	12.570906	11.862052	-5.64%	0	2006
	11.637625	12.570906	8.02%	0	2005
	11.794221	11.637625	-1.33%	0	2004
	10.000000	11.794221	17.94%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - CLS AdvisorOne Amerigo Fund - Q/NQ	10.008819	11.112560	11.03%	0	2007*

Rydex Variable Trust - CLS AdvisorOne Berolina Fund - Q/NQ	10.000000	10.698978	6.99%	0	2007*

Rydex Variable Trust - CLS AdvisorOne Clermont Fund - Q/NQ	10.012100	10.378765	3.66%	0	2007*

Rydex Variable Trust - Commodities Stragey Fund - Q/NQ	7.064932	9.032912	27.86%	0	2007
	8.813710	7.064932	-19.84%	0	2006
	10.000000	8.813710	-11.86%	0	2005*

Rydex Variable Trust - Consumer Products Fund - Q/NQ	14.421813	15.633170	8.40%	0	2007
	12.582787	14.421813	14.62%	0	2006
	12.942565	12.582787	-2.78%	0	2005
	11.703713	12.942565	10.59%	0	2004
	10.000000	11.703713	17.04%	0	2003*

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ	12.791003	13.499871	5.54%	0	2007
	10.038524	12.791003	27.42%	0	2006
	10.691756	10.038524	-6.11%	0	2005
	10.000000	10.691756	6.92%	0	2004*

Rydex Variable Trust - Electronics Fund - Q/NQ	11.020890	10.486333	-4.85%	0	2007
	11.017410	11.020890	0.03%	0	2006
	10.866786	11.017410	1.39%	0	2005
	14.270898	10.866786	-23.85%	0	2004
	10.000000	14.270898	42.71%	0	2003*

Rydex Variable Trust - Energy Fund - Q/NQ	21.872771	28.434878	30.00%	0	2007
	20.021301	21.872771	9.25%	0	2006
	14.805440	20.021301	35.23%	0	2005
	11.468197	14.805440	29.10%	0	2004
	10.000000	11.468197	14.68%	0	2003*

Rydex Variable Trust - Energy Services Fund - Q/NQ	19.965584	26.712033	33.79%	0	2007
	18.431569	19.965584	8.32%	0	2006
	12.732965	18.431569	44.75%	0	2005
	9.754696	12.732965	30.53%	0	2004
	10.000000	9.754696	-2.45%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ	19.266716	21.257637	10.33%	0	2007
	15.241338	19.266716	26.41%	0	2006
	14.681943	15.241338	3.81%	0	2005
	12.950733	14.681943	13.37%	0	2004
	10.000000	12.950733	29.51%	0	2003*

Rydex Variable Trust - Financial Services Fund - Q/NQ	15.525780	12.302151	-20.76%	0	2007
	13.626557	15.525780	13.94%	0	2006
	13.504379	13.626557	0.90%	0	2005
	11.814109	13.504379	14.31%	0	2004
	10.000000	11.814109	18.14%	0	2003*

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ	10.045568	10.757726	7.09%	0	2007
	10.626692	10.045568	-5.47%	0	2006
	10.110225	10.626692	5.11%	0	2005
	9.559329	10.110225	5.76%	0	2004
	10.000000	9.559329	-4.41%	0	2003*

Rydex Variable Trust - Health Care Fund - Q/NQ	13.162260	13.618544	3.47%	0	2007
	12.829212	13.162260	2.60%	0	2006
	11.879271	12.829212	8.00%	0	2005
	11.458212	11.879271	3.67%	0	2004
	10.000000	11.458212	14.58%	0	2003*

Rydex Variable Trust - Hedged Equity Fund - Q/NQ	10.638368	10.709508	0.67%	0	2007
	10.073188	10.638368	5.61%	0	2006
	10.000000	10.073188	0.73%	0	2005*

Rydex Variable Trust - Internet Fund - Q/NQ	15.534087	16.734106	7.73%	0	2007
	14.507660	15.534087	7.08%	0	2006
	15.070738	14.507660	-3.74%	0	2005
	13.325957	15.070738	13.09%	0	2004
	10.000000	13.325957	33.26%	0	2003*

Rydex Variable Trust - Inverse Dynamic Dow 2x Strategy Fund - Q/NQ	6.598858	5.860747	-11.19%	0	2007
	8.641952	6.598858	-23.64%	0	2006
	8.712214	8.641952	-0.81%	0	2005
	10.000000	8.712214	-12.88%	0	2004*

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ	8.844243	8.241256	-6.82%	0	2007
	8.381686	8.844243	5.52%	0	2006
	9.062015	8.381686	-7.51%	0	2005
	10.393396	9.062015	-12.81%	0	2004
	10.000000	10.393396	3.93%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ	7.291951	6.974768	-4.35%	0	2007
	7.767962	7.291951	-6.13%	0	2006
	8.665656	7.767962	-10.36%	0	2005
	10.000000	8.665656	-13.34%	0	2004*

Rydex Variable Trust - Inverse OTC Strategy Fund - Q/NQ	6.148549	5.323224	-13.42%	0	2007
	6.388903	6.148549	-3.76%	0	2006
	6.463456	6.388903	-1.15%	0	2005
	7.511125	6.463456	-13.95%	0	2004
	10.000000	7.511125	-24.89%	0	2003*

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ	6.853153	7.046862	2.83%	0	2007
	7.974573	6.853153	-14.06%	0	2006
	8.427467	7.974573	-5.37%	0	2005
	10.000000	8.427467	-15.73%	0	2004*

Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ	6.312750	6.211456	-1.60%	0	2007
	6.992249	6.312750	-9.72%	0	2006
	7.219409	6.992249	-3.15%	0	2005
	8.237928	7.219409	-12.36%	0	2004
	10.000000	8.237928	-17.62%	0	2003*

Rydex Variable Trust - Japan 1.25x Strategy Fund - Q/NQ	18.600956	16.113373	-13.37%	0	2007
	18.126133	18.600956	2.62%	0	2006
	15.430787	18.126133	17.47%	0	2005
	14.329881	15.430787	7.68%	0	2004
	10.000000	14.329881	43.30%	0	2003*

Rydex Variable Trust - Large-Cap Growth Fund - Q/NQ	10.485977	10.735624	2.38%	0	2007
	10.192367	10.485977	2.88%	0	2006
	10.260217	10.192367	-0.66%	0	2005
	10.000000	10.260217	2.60%	0	2004*

Rydex Variable Trust - Large-Cap Value Fund - Q/NQ	12.928486	11.939346	-7.65%	0	2007
	11.257189	12.928486	14.85%	0	2006
	11.069396	11.257189	1.70%	0	2005
	10.000000	11.069396	10.69%	0	2004*

Rydex Variable Trust - Leisure Fund - Q/NQ	16.970824	16.141001	-4.89%	0	2007
	14.082058	16.970824	20.51%	0	2006
	15.165834	14.082058	-7.15%	0	2005
	12.544997	15.165834	20.89%	0	2004
	10.000000	12.544997	25.45%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ	19.968449	20.187282	1.10%	0	2007
	18.520325	19.968449	7.82%	0	2006
	16.633931	18.520325	11.34%	0	2005
	13.953064	16.633931	19.21%	0	2004
	10.000000	13.953064	39.53%	0	2003*

Rydex Variable Trust - Mid-Cap Growth Fund - Q/NQ	11.694989	12.377470	5.84%	0	2007
	11.618508	11.694989	0.66%	0	2006
	10.679042	11.618508	8.80%	0	2005
	10.000000	10.679042	6.79%	0	2004*

Rydex Variable Trust - Mid-Cap Value Fund - Q/NQ	13.697183	12.718794	-7.14%	0	2007
	11.986230	13.697183	14.27%	0	2006
	11.336649	11.986230	5.73%	0	2005
	10.000000	11.336649	13.37%	0	2004*

Rydex Variable Trust - Multi-Cap Core Equity Fund - Q/NQ	11.157395	10.315125	-7.55%	0	2007
	9.995318	11.157395	11.63%	0	2006
	10.000000	9.995318	-0.05%	0	2005*

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ	13.347103	15.346646	14.98%	0	2007
	12.928088	13.347103	3.24%	0	2006
	13.099361	12.928088	-1.31%	0	2005
	12.274128	13.099361	6.72%	0	2004
	10.000000	12.274128	22.74%	0	2003*

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ	16.126000	20.175324	25.11%	0	2007
	15.755540	16.126000	2.35%	0	2006
	16.646439	15.755540	-5.35%	0	2005
	14.933789	16.646439	11.47%	0	2004
	10.000000	14.933789	49.34%	0	2003*

Rydex Variable Trust - Nova Fund - Q/NQ	16.552827	16.335220	-1.31%	0	2007
	14.218176	16.552827	16.42%	0	2006
	14.011125	14.218176	1.48%	0	2005
	12.524174	14.011125	11.87%	0	2004
	10.000000	12.524174	25.24%	0	2003*

Rydex Variable Trust - Precious Metals Fund - Q/NQ	17.806209	20.773843	16.67%	0	2007
	15.023431	17.806209	18.52%	0	2006
	12.732429	15.023431	17.99%	0	2005
	15.207562	12.732429	-16.28%	0	2004
	10.000000	15.207562	52.08%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Real Estate Fund - Q/NQ	20.003485	15.788337	-21.07%	0	2007
	15.676913	20.003485	27.60%	0	2006
	14.989762	15.676913	4.58%	0	2005
	11.855633	14.989762	26.44%	0	2004
	10.000000	11.855633	18.56%	0	2003*

Rydex Variable Trust - Retailing Fund - Q/NQ	14.688198	12.527416	-14.71%	0	2007
	13.670872	14.688198	7.44%	0	2006
	13.278424	13.670872	2.96%	0	2005
	12.361375	13.278424	7.42%	0	2004
	10.000000	12.361375	23.61%	0	2003*

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ	21.593597	19.652248	-8.99%	0	2007
	18.306402	21.593597	17.96%	0	2006
	18.048340	18.306402	1.43%	0	2005
	14.769922	18.048340	22.20%	0	2004
	10.000000	14.769922	47.70%	0	2003*

Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ	18.868569	18.526100	-1.82%	0	2007
	15.627564	18.868569	20.74%	0	2006
	15.486526	15.627564	0.91%	0	2005
	13.573402	15.486526	14.09%	0	2004
	10.000000	13.573402	35.73%	0	2003*

Rydex Variable Trust - Sector Rotation Fund - Q/NQ	15.503072	18.570352	19.78%	0	2007
	14.259677	15.503072	8.72%	0	2006
	12.847686	14.259677	10.99%	0	2005
	11.889647	12.847686	8.06%	0	2004
	10.000000	11.889647	18.90%	0	2003*

Rydex Variable Trust - Small-Cap Growth Fund - Q/NQ	12.422606	12.109659	-2.52%	0	2007
	11.813979	12.422606	5.15%	0	2006
	11.397047	11.813979	3.66%	0	2005
	10.000000	11.397047	13.97%	0	2004*

Rydex Variable Trust - Small-Cap Value Fund - Q/NQ	13.670971	10.624773	-22.28%	0	2007
	11.749514	13.670971	16.35%	0	2006
	11.615242	11.749514	1.16%	0	2005
	10.000000	11.615242	16.15%	0	2004*

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ	8.946118	7.779553	-13.04%	0	2007
	10.255357	8.946118	-12.77%	0	2006
	10.000000	10.255357	2.55%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Technology Fund - Q/NQ	13.752154	14.813387	7.72%	0	2007
	13.305639	13.752154	3.36%	0	2006
	13.220507	13.305639	0.64%	0	2005
	13.391617	13.220507	-1.28%	0	2004
	10.000000	13.391617	33.92%	0	2003*

Rydex Variable Trust - Telecommunications Fund - Q/NQ	15.349092	16.360550	6.59%	0	2007
	13.158009	15.349092	16.65%	0	2006
	13.325631	13.158009	-1.26%	0	2005
	12.116893	13.325631	9.98%	0	2004
	10.000000	12.116893	21.17%	0	2003*

Rydex Variable Trust - Transportation Fund - Q/NQ	15.623943	13.912239	-10.96%	0	2007
	14.906406	15.623943	4.81%	0	2006
	14.077637	14.906406	5.89%	0	2005
	11.727610	14.077637	20.04%	0	2004
	10.000000	11.727610	17.28%	0	2003*

Rydex Variable Trust - Utilities Fund - Q/NQ	15.981509	17.602449	10.14%	0	2007
	13.535610	15.981509	18.07%	0	2006
	12.542404	13.535610	7.92%	0	2005
	10.954235	12.542404	14.50%	0	2004
	10.000000	10.954235	9.54%	0	2003*

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ	11.039531	12.725145	15.27%	0	2007
	9.690250	11.039531	13.92%	0	2006
	10.000000	9.690250	-3.10%	0	2005*

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-4:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-4 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2007, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2007, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio
March 17, 2008

47

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2007

Assets:

Investments at fair value:

American Century VP – Income & Growth Fund – Class III (ACVPIncGr3) 828,274 shares (cost $7,210,343)	$7,007,195
American Century VP – Ultra® Fund – Class III (ACVPUltra3) 186,622 shares (cost $2,052,949)	2,265,587
American Century VP – Value Fund – Class III (ACVPVal3) 1,324,019 shares (cost $10,971,879)	9,890,421
Fidelity® VIP – Equity-Income Portfolio – Service Class 2 R (FidVIPEIS2R) 557,686 shares (cost $14,536,457)	13,072,149
Fidelity® VIP – Growth Portfolio – Service Class 2 R (FidVIPGrS2R) 433,777 shares (cost $18,006,293)	19,268,364
Fidelity® VIP II – Contrafund® Portfolio – Service Class 2 R (FidVIPConS2R) 1,236,138 shares (cost $38,632,705)	33,808,377
Legg Mason Partners VET – International All Cap Opportunity Portfolio (LMVEIntAllCap) 9,434 shares (cost $136,198)	84,438
Legg Mason Partners VET – Investors Portfolio – Class I (LMVEInvest) 227,314 shares (cost $3,965,755)	3,755,225
Legg Mason Partners VIT – Money Market Portfolio (LMVIMMrk) 114,229 shares (cost $114,229)	114,229
Nationwide VIT – Federated High Income Bond Fund – Class III (NVITFHiInc3) 1,117,721 shares (cost $8,750,653)	8,528,208
Nationwide VIT – Government Bond Fund – Class III (NVITGvtBd3) 1,559,040 shares (cost $17,810,579)	18,131,637
Nationwide VIT – Investor Destinations Aggressive Fund – Class VI (NVITIDAgg6) 822,723 shares (cost $11,043,941)	11,139,668
Nationwide VIT – Investor Destinations Conservative Fund – Class VI (NVITIDCon6) 510,994 shares (cost $5,325,195)	5,293,903
Nationwide VIT – Investor Destinations Moderate Fund – Class VI (NVITIDMod6) 1,822,910 shares (cost $22,141,792)	22,604,083
Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class VI (NVITIDModAg6) 1,151,535 shares (cost $15,387,586)	15,292,381
Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class VI (NVITIDModCon6) 943,915 shares (cost $10,652,817)	10,666,242
Nationwide VIT – Mid Cap Growth Fund – Class III (NVITMdCpGr3) 45,333 shares (cost $1,265,660)	1,476,045
Nationwide VIT – Money Market Fund – Class II (NVITMyMkt2) 244,413,615 shares (cost $244,413,615)	244,413,615
Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class III (NVITSmCapGr3) 33,558 shares (cost $529,126)	601,025
Nationwide VIT – Multi-Manager Small Cap Value Fund – Class III (NVITSmCapVal3) 97,818 shares (cost $1,188,277)	968,399
Nationwide VIT – Multi-Manager Small Company Fund – Class III (NVITSmComp3) 131,418 shares (cost $3,211,128)	2,922,737
Nationwide VIT – Nationwide Fund – Class III (NVITNWFund3) 96,429 shares (cost $1,338,217)	1,313,369
Rydex Variable Trust Portfolios – Absolute Return Strategies Fund (RyAbsRtStr) 896,908 shares (cost $24,484,717)	23,274,770
Rydex Variable Trust Portfolios – Amerigo Fund (RyAmerigo) 265,603 shares (cost $10,872,657)	10,393,038
(Continued)

2

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Rydex Variable Trust Portfolios – Banking Fund (RyBank) 290,356 shares (cost $7,402,537)	$6,620,111
Rydex Variable Trust Portfolios – Basic Materials Fund (RyBasicM) 1,091,845 shares (cost $46,218,479)	45,486,256
Rydex Variable Trust Portfolios – Berolina Fund (RyBero) 89,581 shares (cost $2,636,379)	2,596,052
Rydex Variable Trust Portfolios – Biotechnology Fund (RyBioTech) 399,195 shares (cost $8,978,985)	8,610,635
Rydex Variable Trust Portfolios – Clermont Fund (RyClermont) 71,702 shares (cost $2,228,002)	1,920,888
Rydex Variable Trust Portfolios – Commodities Strategy Fund (RyCommStr) 1,177,308 shares (cost $24,649,531)	27,996,390
Rydex Variable Trust Portfolios – Consumer Products Fund (RyConsProd) 618,267 shares (cost $24,296,358)	22,888,234
Rydex Variable Trust Portfolios – Dow 2x Strategy Fund (RyDow2x) 642,230 shares (cost $18,109,847)	16,505,315
Rydex Variable Trust Portfolios – Electronics Fund (RyElec) 118,453 shares (cost $1,639,020)	1,619,246
Rydex Variable Trust Portfolios – Energy Fund (RyEnergy) 1,231,402 shares (cost $49,854,331)	49,046,745
Rydex Variable Trust Portfolios – Energy Services Fund (RyEnSvc) 1,123,197 shares (cost $44,285,521)	43,434,017
Rydex Variable Trust Portfolios – Europe 1.25x Strategy Fund (RyEuroStr) 1,204,908 shares (cost $40,084,396)	36,086,999
Rydex Variable Trust Portfolios – Financial Services Fund (RyFinSvc) 637,612 shares (cost $16,551,211)	14,001,955
Rydex Variable Trust Portfolios – Government Long Bond 1.2x Strategy Fund (RyGvtLgBd) 2,109,047 shares (cost $25,410,139)	25,814,732
Rydex Variable Trust Portfolios – Health Care Fund (RyHealthC) 804,343 shares (cost $24,295,347)	23,816,606
Rydex Variable Trust Portfolios – Hedged Equity Fund (RyHedgeEq) 282,893 shares (cost $7,857,513)	7,225,077
Rydex Variable Trust Portfolios – Internet Fund (RyInternet) 1,164,078 shares (cost $22,100,742)	20,778,797
Rydex Variable Trust Portfolios – Inverse Dow 2x Strategy Fund (RyInDow2x) 77,166 shares (cost $2,125,920)	2,221,606
Rydex Variable Trust Portfolios – Inverse Government Long Bond Strategy Fund (RyInGovLB) 320,016 shares (cost $6,368,558)	6,265,909
Rydex Variable Trust Portfolios – Inverse Mid-Cap Strategy Fund (RyInMidCap) 25,752 shares (cost $880,466)	902,082
Rydex Variable Trust Portfolios – Inverse OTC Strategy Fund (RyInOTC) 274,342 shares (cost $4,547,675)	4,661,067
Rydex Variable Trust Portfolios – Inverse Russell 2000® Strategy Fund (RyInRus2000) 101,983 shares (cost $3,500,193)	3,534,736
Rydex Variable Trust Portfolios – Inverse S&P 500 Strategy Fund (RyInSP500) 144,304 shares (cost $6,095,697)	6,091,067
Rydex Variable Trust Portfolios – Japan 1.25x Strategy Fund (RyJapanStr) 370,382 shares (cost $9,061,081)	8,418,781
Rydex Variable Trust Portfolios – Large-Cap Growth Fund (RyLgCapGr) 714,132 shares (cost $19,546,976)	19,545,798
Rydex Variable Trust Portfolios – Large-Cap Value Fund (RyLgCapVal) 284,189 shares (cost $8,369,568)	7,209,874
Rydex Variable Trust Portfolios – Leisure Fund (RyLeisure) 587,562 shares (cost $14,985,135)	12,468,072
(Continued)

3

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Rydex Variable Trust Portfolios – Mid-Cap 1.5x Strategy Fund (RyMidCapStr) 691,582 shares (cost $16,861,075)	$15,021,158
Rydex Variable Trust Portfolios – Mid-Cap Growth Fund (RyMidCapGr) 298,506 shares (cost $9,038,696)	8,811,895
Rydex Variable Trust Portfolios – Mid-Cap Value Fund (RyMidCapVal) 247,007 shares (cost $5,698,055)	5,147,632
Rydex Variable Trust Portfolios – Multi-Cap Core Equity Fund (RyMCpCoreEq) 199,437 shares (cost $5,724,244)	4,914,129
Rydex Variable Trust Portfolios – Nova Fund (RyNova) 4,353,700 shares (cost $44,857,197)	43,798,222
Rydex Variable Trust Portfolios – OTC 2x Strategy Fund (RyOTC2x) 922,703 shares (cost $27,896,913)	27,662,634
Rydex Variable Trust Portfolios – OTC Fund (RyOTC) 707,573 shares (cost $12,820,455)	12,821,218
Rydex Variable Trust Portfolios – Precious Metals Fund (RyPrecMet) 2,649,164 shares (cost $39,879,313)	39,843,429
Rydex Variable Trust Portfolios – Real Estate Fund (RyRealEst) 638,079 shares (cost $26,862,849)	21,918,024
Rydex Variable Trust Portfolios – Retailing Fund (RyRetail) 197,732 shares (cost $2,354,645)	2,228,444
Rydex Variable Trust Portfolios – Russell 2000® 1.5x Strategy Fund (RyRuss2000) 378,571 shares (cost $14,083,338)	12,947,114
Rydex Variable Trust Portfolios – S&P 500 2x Strategy Fund (RyDySP500) 809,209 shares (cost $16,937,431)	15,569,179
Rydex Variable Trust Portfolios – Sector Rotation Fund (RySectRot) 2,390,333 shares (cost $37,184,137)	36,643,798
Rydex Variable Trust Portfolios – Small-Cap Growth Fund (RySmCapGr) 178,041 shares (cost $5,310,952)	4,819,557
Rydex Variable Trust Portfolios – Small-Cap Value Fund (RySmCapVal) 174,430 shares (cost $3,711,819)	3,178,118
Rydex Variable Trust Portfolios – Strengthening Dollar 2x Strategy Fund (RyStrDolStr) 49,686 shares (cost $1,010,797)	1,000,177
Rydex Variable Trust Portfolios – Technology Fund (RyTech) 1,214,929 shares (cost $19,851,146)	19,766,900
Rydex Variable Trust Portfolios – Telecommunications Fund (RyTele) 881,489 shares (cost $22,195,742)	21,058,775
Rydex Variable Trust Portfolios – Transportation Fund (RyTrans) 412,527 shares (cost $8,296,172)	6,126,028
Rydex Variable Trust Portfolios – Utilities Fund (RyUtil) 1,517,821 shares (cost $37,054,944)	33,832,234
Rydex Variable Trust Portfolios – Weakening Dollar 2x Strategy Fund (RyWeakDol) 151,923 shares (cost $4,833,524)	4,345,011

Total investments	1,233,505,828
Accounts Receivable – Legg Mason Partners VP III, Inc. – Large Cap Value Portfolio (LMVPLrgCap)	16,500

Total Assets	1,233,522,328
Accounts Payable	19,954

Contract owners’ equity (note 4)	$1,233,502,374

See accompanying notes to financial statements

4

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF OPERATIONS

Year Ended December 31, 2007

Investment activity:	Total	ACVPIncGr3	ACVPUltra3	ACVPVal3	FidVIPEIS2R	FidVIPGrS2R	FidVIPConS2R	LMVEIntAllCap
Reinvested dividends	$24,082,373	176,549	—	251,154	229,411	40,419	250,125	805
Mortality and expense risk charges (note 2)	(18,851,136)	(122,654)	(23,796)	(213,419)	(220,838)	(148,681)	(413,948)	(1,101)

Net investment income (loss)	5,231,237	53,895	(23,796)	37,735	8,573	(108,262)	(163,823)	(296)

Proceeds from mutual fund shares sold	6,550,514,732	6,231,246	1,730,848	9,609,394	8,532,656	5,749,500	9,503,427	10,314
Cost of mutual fund shares sold	(6,520,420,890)	(5,316,999)	(1,607,453)	(9,195,243)	(7,823,399)	(4,740,153)	(8,264,610)	(13,400)

Realized gain (loss) on investments	30,093,842	914,247	123,395	414,151	709,257	1,009,347	1,238,817	(3,086)
Change in unrealized gain (loss) on investments	(47,529,092)	(1,103,915)	233,955	(2,438,319)	(1,931,736)	1,076,716	(5,523,647)	(34,919)

Net gain (loss) on investments	(17,435,250)	(189,668)	357,350	(2,024,168)	(1,222,479)	2,086,063	(4,284,830)	(38,005)

Reinvested capital gains	56,769,367	—	—	1,302,406	1,182,607	16,461	8,442,964	42,137

Net increase (decrease) in contract owners’ equity resulting from operations	$44,565,354	(135,773)	333,554	(684,027)	(31,299)	1,994,262	3,994,311	3,836

Investment activity:	LMVEInvest	LMVIMMrk	LMVPLrgCap	NVITFHiInc3	NVITGvtBd3	NVITIDAgg6	NVITIDCon6	NVITIDMod6
Reinvested dividends	$47,971	5,502	15,891	589,522	774,232	240,088	175,757	610,831
Mortality and expense risk charges (note 2)	(35,816)	(1,515)	(18,147)	(121,507)	(238,797)	(187,846)	(71,368)	(328,310)

Net investment income (loss)	12,155	3,987	(2,256)	468,015	535,435	52,242	104,389	282,521

Proceeds from mutual fund shares sold	495,690	7,335	4,496,548	19,525,476	7,467,628	5,724,356	3,688,208	10,258,365
Cost of mutual fund shares sold	(490,794)	(7,335)	(3,550,408)	(19,687,051)	(7,509,050)	(5,003,804)	(3,668,784)	(9,113,556)

Realized gain (loss) on investments	4,896	—	946,140	(161,575)	(41,422)	720,552	19,424	1,144,809
Change in unrealized gain (loss) on investments	(210,530)	—	(727,326)	(280,812)	419,536	(652,353)	(86,195)	(851,191)

Net gain (loss) on investments	(205,634)	—	218,814	(442,387)	378,114	68,199	(66,771)	293,618

Reinvested capital gains	103,369	—	—	—	—	362,335	119,675	349,591

Net increase (decrease) in contract owners’ equity resulting from operations	$(90,110)	3,987	216,558	25,628	913,549	482,776	157,293	925,730

(Continued)

5

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	NVITIDModAg6	NVITIDModCon6	NVITMdCpGr3	NVITMyMkt2	NVITSmCapGr3	NVITSmCapVal3	NVITSmComp3	NVITNWFund3
Reinvested dividends	$375,771	247,264	—	10,335,283	—	13,959	849	17,119
Mortality and expense risk charges (note 2)	(223,746)	(104,550)	(19,732)	(3,583,530)	(8,848)	(18,683)	(58,065)	(23,299)

Net investment income (loss)	152,025	142,714	(19,732)	6,751,753	(8,848)	(4,724)	(57,216)	(6,180)

Proceeds from mutual fund shares sold	10,115,694	1,407,643	328,424	1,622,544,348	207,644	533,757	3,933,085	2,397,759
Cost of mutual fund shares sold	(9,147,161)	(1,356,531)	(227,836)	(1,622,544,348)	(157,708)	(542,436)	(3,945,190)	(2,312,445)

Realized gain (loss) on investments	968,533	51,112	100,588	—	49,936	(8,679)	(12,105)	85,314
Change in unrealized gain (loss) on investments	(885,819)	(67,922)	8,346	—	10,562	(226,285)	(423,305)	(124,822)

Net gain (loss) on investments	82,714	(16,810)	108,934	—	60,498	(234,964)	(435,410)	(39,508)

Reinvested capital gains	304,939	146,065	—	—	—	144,176	562,257	99,253

Net increase (decrease) in contract owners’ equity resulting from operations	$539,678	271,969	89,202	6,751,753	51,650	(95,512)	69,631	53,565

Investment activity:	RyAbsRtStr	RyAmerigo	RyBank	RyBasicM	RyBero	RyBioTech	RyClermont	RyCommStr
Reinvested dividends	$825,721	37,032	168,102	55,760	—	—	35,141	—
Mortality and expense risk charges (note 2)	(369,811)	(65,196)	(146,570)	(619,503)	(10,843)	(94,540)	(21,096)	(303,955)

Net investment income (loss)	455,910	(28,164)	21,532	(563,743)	(10,843)	(94,540)	14,045	(303,955)

Proceeds from mutual fund shares sold	23,302,096	7,044,088	46,355,732	70,395,922	910,283	54,350,637	11,645,723	26,783,677
Cost of mutual fund shares sold	(22,638,735)	(6,493,221)	(47,079,013)	(61,175,397)	(868,322)	(53,994,487)	(11,600,699)	(25,478,694)

Realized gain (loss) on investments	663,361	550,867	(723,281)	9,220,525	41,961	356,150	45,024	1,304,983
Change in unrealized gain (loss) on investments	(1,223,257)	(479,620)	(1,228,762)	(2,466,021)	(40,328)	(53,005)	(307,113)	3,891,307

Net gain (loss) on investments	(559,896)	71,247	(1,952,043)	6,754,504	1,633	303,145	(262,089)	5,196,290

Reinvested capital gains	213,127	374,730	—	3,042,777	30,538	—	248,269	—

Net increase (decrease) in contract owners’ equity resulting from operations	$109,141	417,813	(1,930,511)	9,233,538	21,328	208,605	225	4,892,335

(Continued)

6

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	RyConsProd	RyDow2x	RyElec	RyEnergy	RyEnSvc	RyEuroStr	RyFinSvc	RyGvtLgBd
Reinvested dividends	$355,155	140,072	—	—	—	876,764	264,051	1,004,070
Mortality and expense risk charges (note 2)	(307,248)	(218,979)	(75,859)	(499,030)	(512,506)	(523,088)	(390,283)	(455,475)

Net investment income (loss)	47,907	(78,907)	(75,859)	(499,030)	(512,506)	353,676	(126,232)	548,595

Proceeds from mutual fund shares sold	40,764,923	98,361,338	67,024,889	92,988,729	96,472,419	96,684,698	74,363,258	170,968,846
Cost of mutual fund shares sold	(38,828,475)	(98,064,186)	(67,135,594)	(95,362,385)	(91,302,451)	(94,136,699)	(77,392,586)	(171,074,789)

Realized gain (loss) on investments	1,936,448	297,152	(110,705)	(2,373,656)	5,169,968	2,547,999	(3,029,328)	(105,943)
Change in unrealized gain (loss) on investments	(2,046,140)	(886,302)	44,467	5,752,093	1,206,782	(4,766,668)	(3,221,435)	647,559

Net gain (loss) on investments	(109,692)	(589,150)	(66,238)	3,378,437	6,376,750	(2,218,669)	(6,250,763)	541,616

Reinvested capital gains	1,529,741	1,493,065	—	4,529,348	2,358,530	3,554,489	1,454,980	—

Net increase (decrease) in contract owners’ equity resulting from operations	$1,467,956	825,008	(142,097)	7,408,755	8,222,774	1,689,496	(4,922,015)	1,090,211

Investment activity:	RyHealthC	RyHedgeEq	RyInternet	RyInDow2x	RyInGovLB	RyInMidCap	RyInOTC	RyInRus2000
Reinvested dividends	$—	328,074	—	184,246	206,890	56,368	410,300	143,086
Mortality and expense risk charges (note 2)	(411,496)	(185,425)	(134,044)	(89,779)	(100,490)	(30,384)	(156,991)	(63,403)

Net investment income (loss)	(411,496)	142,649	(134,044)	94,467	106,400	25,984	253,309	79,683

Proceeds from mutual fund shares sold	54,544,675	18,838,819	38,400,351	95,203,217	79,286,246	90,314,829	533,106,509	124,942,280
Cost of mutual fund shares sold	(53,946,299)	(18,771,814)	(38,239,318)	(96,321,967)	(80,509,506)	(90,202,580)	(535,358,079)	(124,660,571)

Realized gain (loss) on investments	598,376	67,005	161,033	(1,118,750)	(1,223,260)	112,249	(2,251,570)	281,709
Change in unrealized gain (loss) on investments	(7,695)	(548,603)	(1,284,944)	227,861	(56,813)	17,712	4,983	80,552

Net gain (loss) on investments	590,681	(481,598)	(1,123,911)	(890,889)	(1,280,073)	129,961	(2,246,587)	362,261

Reinvested capital gains	449,387	105,794	—	—	—	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	$628,572	(233,155)	(1,257,955)	(796,422)	(1,173,673)	155,945	(1,993,278)	441,944

(Continued)

7

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	RyInSP500	RyJapanStr	RyLgCapGr	RyLgCapVal	RyLeisure	RyMidCapStr	RyMidCapGr	RyMidCapVal
Reinvested dividends	$365,569	690,891	—	234,161	—	224,438	—	109,413
Mortality and expense risk charges (note 2)	(248,885)	(195,265)	(159,387)	(285,708)	(306,012)	(278,027)	(172,610)	(183,987)

Net investment income (loss)	116,684	495,626	(159,387)	(51,547)	(306,012)	(53,589)	(172,610)	(74,574)

Proceeds from mutual fund shares sold	246,959,959	79,632,105	96,705,343	151,488,999	41,734,098	221,089,834	82,834,134	70,240,234
Cost of mutual fund shares sold	(248,258,191)	(82,336,108)	(97,161,092)	(151,926,868)	(40,392,634)	(224,132,255)	(83,488,986)	(69,833,733)

Realized gain (loss) on investments	(1,298,232)	(2,704,003)	(455,749)	(437,869)	1,341,464	(3,042,421)	(654,852)	406,501
Change in unrealized gain (loss) on investments	424,945	560,401	136,952	(1,160,439)	(3,710,456)	197,649	(28,970)	(591,042)

Net gain (loss) on investments	(873,287)	(2,143,602)	(318,797)	(1,598,308)	(2,368,992)	(2,844,772)	(683,822)	(184,541)

Reinvested capital gains	—	—	336,847	1,734,181	2,203,037	1,696,077	1,213,675	5,300

Net increase (decrease) in contract owners’ equity resulting from operations	$(756,603)	(1,647,976)	(141,337)	84,326	(471,967)	(1,202,284)	357,243	(253,815)

Investment activity:	RyMCpCoreEq	RyNova	RyOTC2x	RyOTC	RyPrecMet	RyRealEst	RyRetail	RyRuss2000
Reinvested dividends	$33,512	534,982	64,273	14,491	—	528,755	—	249,689
Mortality and expense risk charges (note 2)	(107,097)	(693,131)	(247,903)	(197,671)	(378,770)	(530,028)	(203,210)	(259,410)

Net investment income (loss)	(73,585)	(158,149)	(183,630)	(183,180)	(378,770)	(1,273)	(203,210)	(9,721)

Proceeds from mutual fund shares sold	9,299,481	135,245,087	420,928,268	192,067,043	120,994,669	114,333,895	39,464,459	248,250,839
Cost of mutual fund shares sold	(8,952,990)	(130,441,733)	(420,811,797)	(190,615,651)	(115,687,913)	(117,393,134)	(40,761,881)	(249,651,300)

Realized gain (loss) on investments	346,491	4,803,354	116,471	1,451,392	5,306,756	(3,059,239)	(1,297,422)	(1,400,461)
Change in unrealized gain (loss) on investments	(977,479)	(3,377,608)	(263,365)	102,923	(1,447,718)	(4,501,706)	(149,362)	(886,502)

Net gain (loss) on investments	(630,988)	1,425,746	(146,894)	1,554,315	3,859,038	(7,560,945)	(1,446,784)	(2,286,963)

Reinvested capital gains	444,744	—	—	—	—	2,637,630	1,364,303	838,092

Net increase (decrease) in contract owners’ equity resulting from operations	$(259,829)	1,267,597	(330,524)	1,371,135	3,480,268	(4,924,588)	(285,691)	(1,458,592)

(Continued)

8

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	RyDySP500	RySectRot	RySmCapGr	RySmCapVal	RyStrDolStr	RyTech	RyTele	RyTrans
Reinvested dividends	$143,267	—	—	10,219	—	—	42,883	—
Mortality and expense risk charges (note 2)	(207,557)	(431,398)	(88,915)	(94,733)	(14,071)	(307,513)	(426,262)	(256,048)

Net investment income (loss)	(64,290)	(431,398)	(88,915)	(84,514)	(14,071)	(307,513)	(383,379)	(256,048)

Proceeds from mutual fund shares sold	109,372,261	29,149,449	55,989,103	31,306,231	18,205,726	54,464,444	68,981,290	52,607,864
Cost of mutual fund shares sold	(108,588,929)	(27,379,955)	(56,702,187)	(32,831,094)	(18,332,691)	(52,655,640)	(65,928,933)	(53,041,358)

Realized gain (loss) on investments	783,332	1,769,494	(713,084)	(1,524,863)	(126,965)	1,808,804	3,052,357	(433,494)
Change in unrealized gain (loss) on investments	(1,163,766)	139,015	(332,340)	(243,980)	(8,541)	(264,542)	(1,623,009)	(2,261,675)

Net gain (loss) on investments	(380,434)	1,908,509	(1,045,424)	(1,768,843)	(135,506)	1,544,262	1,429,348	(2,695,169)

Reinvested capital gains	1,532,182	2,668,812	603,952	732,553	—	—	—	2,756,680

Net increase (decrease) in contract owners’ equity resulting from operations	$1,087,458	4,145,923	(530,387)	(1,120,804)	(149,577)	1,236,749	1,045,969	(194,537)

Investment activity:	RyUtil	RyWeakDol
Reinvested dividends	$509,637	836,859
Mortality and expense risk charges (note 2)	(538,325)	(65,023)

Net investment income (loss)	(28,688)	771,836

Proceeds from mutual fund shares sold	90,271,333	21,345,055
Cost of mutual fund shares sold	(85,208,370)	(21,043,906)

Realized gain (loss) on investments	5,062,963	301,149
Change in unrealized gain (loss) on investments	(5,052,046)	(483,060)

Net gain (loss) on investments	10,917	(181,911)

Reinvested capital gains	3,438,292	—

Net increase (decrease) in contract owners’ equity resulting from operations	$3,420,521	589,925

See accompanying notes to financial statements.

9

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2007 and 2006

	Total		ACVPIncGr3		ACVPUltra3		ACVPVal3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$5,231,237	5,458,317	53,895	17,553	(23,796)	(27,389)	37,735	(38,309)
Realized gain (loss) on investments	30,093,842	42,351,097	914,247	208,205	123,395	(38,532)	414,151	(15,102)
Change in unrealized gain (loss) on investments	(47,529,092)	(8,318,526)	(1,103,915)	611,454	233,955	(108,998)	(2,438,319)	1,196,039
Reinvested capital gains	56,769,367	34,790,850	—	—	—	—	1,302,406	762,688

Net increase (decrease) in contract owners’ equity resulting from operations	44,565,354	74,281,738	(135,773)	837,212	333,554	(174,919)	(684,027)	1,905,316

Equity transactions:
Purchase payments received from contract owners (note 3)	155,753,232	253,651,102	175,861	341,676	36,999	459,209	466,189	643,154
Transfers between funds	—	—	(1,223,785)	3,364,238	117,262	(1,357,608)	(4,409,704)	6,672,336
Redemptions (note 3)	(197,946,532)	(184,259,698)	(1,484,761)	(379,995)	(132,445)	(81,783)	(2,029,712)	(1,221,624)
Annuity benefits	(484,985)	(440,460)	(2,542)	(2,162)	—	—	(2,845)	(2,423)
Contingent deferred sales charges (note 2)	(2,166,816)	(2,105,908)	(14,694)	(6,673)	(838)	(2,195)	(27,406)	(14,507)
Adjustments to maintain reserves	11,626	57,794	109	235	(93)	(195)	404	1,437

Net equity transactions	(44,833,475)	66,902,830	(2,549,812)	3,317,319	20,885	(982,572)	(6,003,074)	6,078,373

Net change in contract owners’ equity	(268,121)	141,184,568	(2,685,585)	4,154,531	354,439	(1,157,491)	(6,687,101)	7,983,689
Contract owners’ equity beginning of period	1,233,770,495	1,092,585,927	9,692,701	5,538,170	1,911,057	3,068,548	16,577,422	8,593,733

Contract owners’ equity end of period	$1,233,502,374	1,233,770,495	7,007,116	9,692,701	2,265,496	1,911,057	9,890,321	16,577,422

CHANGES IN UNITS:
Beginning units	96,971,616	93,279,166	697,047	460,611	185,778	284,912	1,105,290	671,652

Units purchased	982,283,716	919,634,468	309,322	398,711	159,924	216,169	390,279	807,453
Units redeemed	(986,203,515)	(915,942,018)	(494,471)	(162,275)	(159,921)	(315,303)	(788,215)	(373,815)

Ending units	93,051,817	96,971,616	511,898	697,047	185,781	185,778	707,354	1,105,290

(Continued)

10

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPEIS2R		FidVIPGrS2R		FidVIPConS2R		LMVEIntAllCap
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$8,573	219,251	(108,262)	(66,275)	(163,823)	(94,717)	(296)	654
Realized gain (loss) on investments	709,257	294,540	1,009,347	441,129	1,238,817	1,585,424	(3,086)	(416)
Change in unrealized gain (loss) on investments	(1,931,736)	(79,894)	1,076,716	(102,545)	(5,523,647)	(1,458,501)	(34,919)	13,838
Reinvested capital gains	1,182,607	1,557,614	16,461	—	8,442,964	2,124,057	42,137	1,619

Net increase (decrease) in contract owners’ equity resulting from operations	(31,299)	1,991,511	1,994,262	272,309	3,994,311	2,156,263	3,836	15,695

Equity transactions:
Purchase payments received from contract owners (note 3)	402,262	730,208	312,855	346,038	1,017,515	1,625,014	—	—
Transfers between funds	(2,003,993)	5,975,650	13,444,497	(287,574)	6,369,230	4,972,476	—	—
Redemptions (note 3)	(2,227,331)	(1,124,334)	(1,332,045)	(699,897)	(3,298,202)	(2,202,758)	—	—
Annuity benefits	(2,992)	(2,518)	(2,781)	(2,406)	(2,938)	(2,630)	—	—
Contingent deferred sales charges (note 2)	(35,785)	(17,171)	(11,077)	(11,318)	(44,502)	(25,030)	—	—
Adjustments to maintain reserves	317	974	393	(33)	443	3,471	132	(16)

Net equity transactions	(3,867,522)	5,562,809	12,411,842	(655,190)	4,041,546	4,370,543	132	(16)

Net change in contract owners’ equity	(3,898,821)	7,554,320	14,406,104	(382,881)	8,035,857	6,526,806	3,968	15,679
Contract owners’ equity beginning of period	16,970,945	9,416,625	4,862,624	5,245,505	25,772,551	19,245,745	80,464	64,785

Contract owners’ equity end of period	$13,072,124	16,970,945	19,268,728	4,862,624	33,808,408	25,772,551	84,432	80,464

CHANGES IN UNITS:
Beginning units	1,195,976	785,938	449,694	509,898	1,648,597	1,351,898	5,194	5,195

Units purchased	433,347	725,160	1,583,932	402,191	988,550	1,101,198	—	—
Units redeemed	(706,022)	(315,122)	(606,610)	(462,395)	(767,984)	(804,499)	(1)	(1)

Ending units	923,301	1,195,976	1,427,016	449,694	1,869,163	1,648,597	5,193	5,194

(Continued)

11

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	LMVEInvest		LMVIMMrk		LMVPLrgCap		NVITFHiInc3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$12,155	—	3,987	3,806	(2,256)	(2,996)	468,015	223,256
Realized gain (loss) on investments	4,896	—	—	—	946,140	42,056	(161,575)	(2,080)
Change in unrealized gain (loss) on investments	(210,530)	—	—	—	(727,326)	522,508	(280,812)	63,974
Reinvested capital gains	103,369	—	—	—	—	74,465	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	(90,110)	—	3,987	3,806	216,558	636,033	25,628	285,150

Equity transactions:
Purchase payments received from contract owners (note 3)	—	—	—	—	3,675	—	1,364,527	196,201
Transfers between funds	4,287,411	—	—	—	(4,287,411)	—	3,055,801	4,116,101
Redemptions (note 3)	(446,918)	—	(5,394)	—	(152,608)	(477,524)	(1,116,256)	(390,258)
Annuity benefits	—	—	—	—	(22,412)	(20,974)	—	—
Contingent deferred sales charges (note 2)	—	—	—	—	—	—	(27,088)	(1,473)
Adjustments to maintain reserves	(1,833)	—	(97)	(248)	9,619	(2,614)	3	18

Net equity transactions	3,838,660	—	(5,491)	(248)	(4,449,137)	(501,112)	3,276,987	3,920,589

Net change in contract owners’ equity	3,748,550	—	(1,504)	3,558	(4,232,579)	134,921	3,302,615	4,205,739
Contract owners’ equity beginning of period	—	—	115,735	112,177	4,249,079	4,114,158	5,225,528	1,019,789

Contract owners’ equity end of period	$3,748,550	—	114,231	115,735	16,500	4,249,079	8,528,143	5,225,528

CHANGES IN UNITS:
Beginning units	—	—	8,955	8,963	221,976	249,867	473,318	100,662

Units purchased	428,742	—	—	—	191	—	2,096,797	738,180
Units redeemed	(44,354)	—	(419)	(8)	(222,167)	(27,891)	(1,812,677)	(365,524)

Ending units	384,388	—	8,536	8,955	—	221,976	757,438	473,318

(Continued)

12

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITGvtBd3		NVITIDAgg6		NVITIDCon6		NVITIDMod6
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$535,435	336,534	52,242	77,388	104,389	105,140	282,521	210,467
Realized gain (loss) on investments	(41,422)	(190,203)	720,552	423,153	19,424	(17,709)	1,144,809	526,021
Change in unrealized gain (loss) on investments	419,536	25,141	(652,353)	638,883	(86,195)	106,581	(851,191)	832,655
Reinvested capital gains	—	90,827	362,335	102,593	119,675	56,132	349,591	159,503

Net increase (decrease) in contract owners’ equity resulting from operations	913,549	262,299	482,776	1,242,017	157,293	250,144	925,730	1,728,646

Equity transactions:
Purchase payments received from contract owners (note 3)	601,669	1,161,659	1,136,796	373,405	1,127,052	375,364	4,646,146	2,225,248
Transfers between funds	6,549,002	2,207,954	(769,134)	2,870,466	(1,477,383)	1,511,085	470,095	3,415,828
Redemptions (note 3)	(2,886,266)	(1,165,535)	(932,246)	(524,216)	(427,438)	(804,364)	(4,083,550)	(2,293,914)
Annuity benefits	(14,439)	(14,366)	—	—	—	—	—	—
Contingent deferred sales charges (note 2)	(16,967)	(17,506)	(15,201)	(6,915)	(2,820)	(9,670)	(60,758)	(26,245)
Adjustments to maintain reserves	(93)	(121)	705	2,054	79	107	250	1,122

Net equity transactions	4,232,906	2,172,085	(579,080)	2,714,794	(780,510)	1,072,522	972,183	3,322,039

Net change in contract owners’ equity	5,146,455	2,434,384	(96,304)	3,956,811	(623,217)	1,322,666	1,897,913	5,050,685
Contract owners’ equity beginning of period	12,985,070	10,550,686	11,235,970	7,279,159	5,917,114	4,594,448	20,706,119	15,655,434

Contract owners’ equity end of period	$18,131,525	12,985,070	11,139,666	11,235,970	5,293,897	5,917,114	22,604,032	20,706,119

CHANGES IN UNITS:
Beginning units	1,131,842	936,308	824,418	613,612	536,836	436,065	1,684,346	1,398,649

Units purchased	1,173,269	903,469	401,496	636,411	271,917	502,075	1,093,711	902,563
Units redeemed	(806,221)	(707,935)	(442,580)	(425,605)	(345,941)	(401,304)	(1,013,641)	(616,866)

Ending units	1,498,890	1,131,842	783,334	824,418	462,812	536,836	1,764,416	1,684,346

(Continued)

13

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITIDModAg6		NVITIDModCon6		NVITMdCpGr3		NVITMyMkt2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$152,025	99,584	142,714	52,404	(19,732)	(19,499)	6,751,753	7,569,492
Realized gain (loss) on investments	968,533	335,236	51,112	75,454	100,588	96,327	—	—
Change in unrealized gain (loss) on investments	(885,819)	557,626	(67,922)	72,335	8,346	25,059	—	—
Reinvested capital gains	304,939	99,664	146,065	53,758	—	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	539,678	1,092,110	271,969	253,951	89,202	101,887	6,751,753	7,569,492

Equity transactions:
Purchase payments received from contract owners (note 3)	754,212	1,091,436	1,098,509	602,533	14,092	11,848	101,683,262	179,029,123
Transfers between funds	5,450,993	3,137,800	6,439,476	(867,528)	196,152	(18,661)	(11,266,363)	(134,082,575)
Redemptions (note 3)	(3,176,810)	(968,179)	(738,711)	(582,759)	(129,044)	(153,783)	(60,221,166)	(86,480,450)
Annuity benefits	—	—	—	—	—	—	(294,420)	(295,075)
Contingent deferred sales charges (note 2)	(69,898)	(7,015)	(4,842)	(11,516)	(647)	(2,973)	(639,096)	(809,208)
Adjustments to maintain reserves	338	334	(322)	126	(108)	(296)	5,722	4,001

Net equity transactions	2,958,835	3,254,376	6,794,110	(859,144)	80,445	(163,865)	29,267,939	(42,634,184)

Net change in contract owners’ equity	3,498,513	4,346,486	7,066,079	(605,193)	169,647	(61,978)	36,019,692	(35,064,692)
Contract owners’ equity beginning of period	11,793,869	7,447,383	3,599,791	4,204,984	1,306,345	1,368,323	208,399,106	243,463,798

Contract owners’ equity end of period	$15,292,382	11,793,869	10,665,870	3,599,791	1,475,992	1,306,345	244,418,798	208,399,106

CHANGES IN UNITS:
Beginning units	899,550	641,708	309,482	386,892	100,288	113,885	20,692,057	24,895,689

Units purchased	1,054,134	553,216	703,445	257,769	25,831	18,464	344,587,709	336,952,135
Units redeemed	(837,925)	(295,374)	(132,091)	(335,179)	(20,567)	(32,061)	(341,632,435)	(341,155,767)

Ending units	1,115,759	899,550	880,836	309,482	105,552	100,288	23,647,331	20,692,057

(Continued)

14

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITSmCapGr3		NVITSmCapVal3		NVITSmComp3		NVITNWFund3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(8,848)	(11,373)	(4,724)	(15,686)	(57,216)	(36,099)	(6,180)	(4,171)
Realized gain (loss) on investments	49,936	89,528	(8,679)	13,726	(12,105)	(46,498)	85,314	130,649
Change in unrealized gain (loss) on investments	10,562	(67,667)	(226,285)	94,232	(423,305)	275,339	(124,822)	25,607
Reinvested capital gains	—	—	144,176	112,635	562,257	63,281	99,253	—

Net increase (decrease) in contract owners’ equity resulting from operations	51,650	10,488	(95,512)	204,907	69,631	256,023	53,565	152,085

Equity transactions:
Purchase payments received from contract owners (note 3)	2,531	4,647	6,870	11,731	95,814	172,780	56,182	14,770
Transfers between funds	(48,608)	(122,671)	(252,950)	(54,997)	(1,455,999)	2,126,780	(426,354)	155,611
Redemptions (note 3)	(69,227)	(58,397)	(144,656)	(130,782)	(577,274)	(268,186)	(119,988)	(142,790)
Annuity benefits	—	—	—	—	—	—	—	—
Contingent deferred sales charges (note 2)	(951)	(464)	(1,661)	(2,979)	(26,741)	(4,531)	(824)	(3,512)
Adjustments to maintain reserves	(45)	—	(12)	143	(19)	342	(1,829)	(1,782)

Net equity transactions	(116,300)	(176,885)	(392,409)	(176,884)	(1,964,219)	2,027,185	(492,813)	22,297

Net change in contract owners’ equity	(64,650)	(166,397)	(487,921)	28,023	(1,894,588)	2,283,208	(439,248)	174,382
Contract owners’ equity beginning of period	665,642	832,039	1,456,266	1,428,243	4,817,248	2,534,040	1,750,201	1,575,819

Contract owners’ equity end of period	$600,992	665,642	968,345	1,456,266	2,922,660	4,817,248	1,310,953	1,750,201

CHANGES IN UNITS:
Beginning units	57,842	73,636	97,392	110,485	308,338	178,517	132,523	133,824

Units purchased	7,393	24,360	8,861	29,917	144,818	330,873	135,025	86,346
Units redeemed	(17,032)	(40,154)	(35,474)	(43,010)	(267,803)	(201,052)	(174,212)	(87,647)

Ending units	48,203	57,842	70,779	97,392	185,353	308,338	93,336	132,523

(Continued)

15

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	RyAbsRtStr		RyAmerigo		RyBank		RyBasicM
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$455,910	76,322	(28,164)	—	21,532	96,662	(563,743)	(128,285)
Realized gain (loss) on investments	663,361	32,775	550,867	—	(723,281)	79,430	9,220,525	1,338,487
Change in unrealized gain (loss) on investments	(1,223,257)	16,649	(479,620)	—	(1,228,762)	945,459	(2,466,021)	1,260,488
Reinvested capital gains	213,127	255,688	374,730	—	—	—	3,042,777	351,948

Net increase (decrease) in contract owners’ equity resulting from operations	109,141	381,434	417,813	—	(1,930,511)	1,121,551	9,233,538	2,822,638

Equity transactions:
Purchase payments received from contract owners (note 3)	1,728,440	2,576,036	76,745	—	556,502	943,450	1,963,834	1,937,854
Transfers between funds	6,845,872	14,825,084	10,484,113	—	(8,788,899)	5,829,944	7,023,555	11,707,690
Redemptions (note 3)	(3,640,878)	(803,934)	(574,182)	—	(845,237)	(1,062,840)	(4,130,199)	(1,963,963)
Annuity benefits	—	—	—	—	—	—	(3,749)	(398)
Contingent deferred sales charges (note 2)	(44,546)	(9,092)	(11,452)	—	(9,457)	(13,516)	(52,482)	(26,017)
Adjustments to maintain reserves	(238)	(131)	(17)	—	(92)	(34)	3,021	2,501

Net equity transactions	4,888,650	16,587,963	9,975,207	—	(9,087,183)	5,697,004	4,803,980	11,657,667

Net change in contract owners’ equity	4,997,791	16,969,397	10,393,020	—	(11,017,694)	6,818,555	14,037,518	14,480,305
Contract owners’ equity beginning of period	18,276,840	1,307,443	—	—	17,637,738	10,819,183	31,458,298	16,977,993

Contract owners’ equity end of period	$23,274,631	18,276,840	10,393,020	—	6,620,044	17,637,738	45,495,816	31,458,298

CHANGES IN UNITS:
Beginning units	1,729,823	129,898	—	—	1,143,218	771,920	1,734,363	1,129,476

Units purchased	3,289,300	3,008,942	1,601,277	—	3,392,431	2,893,508	5,016,143	5,945,084
Units redeemed	(2,861,436)	(1,409,017)	(676,258)	—	(3,943,322)	(2,522,210)	(4,855,507)	(5,340,197)

Ending units	2,157,687	1,729,823	925,019	—	592,327	1,143,218	1,894,999	1,734,363

(Continued)

16

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	RyBero		RyBioTech		RyClermont		RyCommStr
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(10,843)	—	(94,540)	(266,215)	14,045	—	(303,955)	(284,301)
Realized gain (loss) on investments	41,961	—	356,150	(293,916)	45,024	—	1,304,983	(3,683,305)
Change in unrealized gain (loss) on investments	(40,328)	—	(53,005)	(876,133)	(307,113)	—	3,891,307	(298,271)
Reinvested capital gains	30,538	—	—	—	248,269	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	21,328	—	208,605	(1,436,264)	225	—	4,892,335	(4,265,877)

Equity transactions:
Purchase payments received from contract owners (note 3)	180,032	—	543,691	1,821,972	9,836	—	1,385,548	1,559,585
Transfers between funds	2,762,349	—	1,586,450	(11,117,253)	2,085,241	—	9,302,243	4,845,381
Redemptions (note 3)	(359,152)	—	(529,386)	(1,399,926)	(174,109)	—	(2,473,647)	(3,060,320)
Annuity benefits	—	—	(2,274)	(196)	—	—	—	—
Contingent deferred sales charges (note 2)	(8,506)	—	(7,084)	(22,052)	(304)	—	(29,309)	(29,740)
Adjustments to maintain reserves	(7)	—	(218)	428	4	—	463	(2,403)

Net equity transactions	2,574,716	—	1,591,179	(10,717,027)	1,920,668	—	8,185,298	3,312,503

Net change in contract owners’ equity	2,596,044	—	1,799,784	(12,153,291)	1,920,893	—	13,077,633	(953,374)
Contract owners’ equity beginning of period	—	—	6,810,805	18,964,096	—	—	14,920,253	15,873,627

Contract owners’ equity end of period	$2,596,044	—	8,610,589	6,810,805	1,920,893	—	27,997,886	14,920,253

CHANGES IN UNITS:
Beginning units	—	—	766,752	2,034,867	—	—	2,092,686	1,797,935

Units purchased	353,433	—	7,578,034	9,069,094	1,293,926	—	6,827,292	10,947,226
Units redeemed	(112,335)	—	(7,402,397)	(10,337,209)	(1,110,790)	—	(5,874,395)	(10,652,475)

Ending units	241,098	—	942,389	766,752	183,136	—	3,045,583	2,092,686

(Continued)

17

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	RyConsProd		RyDow2x		RyElec		RyEnergy
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$47,907	(123,211)	(78,907)	(65,013)	(75,859)	(189,183)	(499,030)	(552,369)
Realized gain (loss) on investments	1,936,448	1,371,414	297,152	2,894,007	(110,705)	(2,918,437)	(2,373,656)	508,334
Change in unrealized gain (loss) on investments	(2,046,140)	1,004,175	(886,302)	(535,565)	44,467	190,500	5,752,093	(6,036,182)
Reinvested capital gains	1,529,741	179,956	1,493,065	1,764,636	—	—	4,529,348	7,664,993

Net increase (decrease) in contract owners’ equity resulting from operations	1,467,956	2,432,334	825,008	4,058,065	(142,097)	(2,917,120)	7,408,755	1,584,776

Equity transactions:
Purchase payments received from contract owners (note 3)	683,910	865,801	1,056,270	970,849	164,974	1,073,086	1,752,600	3,454,766
Transfers between funds	1,399,936	9,058,511	(977,774)	8,052,181	(174,203)	(522,068)	11,735,478	(7,480,492)
Redemptions (note 3)	(1,789,301)	(1,989,411)	(1,441,165)	(1,397,809)	(517,162)	(1,191,883)	(3,039,177)	(3,306,176)
Annuity benefits	(2,556)	(187)	—	—	(522)	(478)	(34,219)	(26,587)
Contingent deferred sales charges (note 2)	(21,837)	(34,269)	(15,635)	(27,094)	(6,967)	(20,217)	(39,966)	(53,659)
Adjustments to maintain reserves	256	299	365	1,496	(221)	(48)	(4,153)	4,618

Net equity transactions	270,408	7,900,744	(1,377,939)	7,599,623	(534,101)	(661,608)	10,370,563	(7,407,530)

Net change in contract owners’ equity	1,738,364	10,333,078	(552,931)	11,657,688	(676,198)	(3,578,728)	17,779,318	(5,822,754)
Contract owners’ equity beginning of period	21,149,922	10,816,844	17,058,249	5,400,561	2,295,339	5,874,067	31,270,051	37,092,805

Contract owners’ equity end of period	$22,888,286	21,149,922	16,505,318	17,058,249	1,619,141	2,295,339	49,049,369	31,270,051

CHANGES IN UNITS:
Beginning units	1,420,963	846,312	1,299,147	528,954	241,200	623,214	1,497,573	1,965,737

Units purchased	3,460,912	4,474,242	12,902,270	16,026,042	8,614,894	9,101,227	6,412,879	7,675,931
Units redeemed	(3,470,144)	(3,899,591)	(13,022,892)	(15,255,849)	(8,678,664)	(9,483,241)	(6,123,432)	(8,144,095)

Ending units	1,411,731	1,420,963	1,178,525	1,299,147	177,430	241,200	1,787,020	1,497,573

(Continued)

18

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	RyEnSvc		RyEuroStr		RyFinSvc		RyGvtLgBd
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(512,506)	(533,300)	353,676	179,647	(126,232)	(8,902)	548,595	684,982
Realized gain (loss) on investments	5,169,968	2,065,767	2,547,999	3,587,593	(3,029,328)	1,767,725	(105,943)	(1,545,876)
Change in unrealized gain (loss) on investments	1,206,782	(4,270,075)	(4,766,668)	430,308	(3,221,435)	463,519	647,559	(742,923)
Reinvested capital gains	2,358,530	2,539,875	3,554,489	912,770	1,454,980	1,387,807	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	8,222,774	(197,733)	1,689,496	5,110,318	(4,922,015)	3,610,149	1,090,211	(1,603,817)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,464,077	4,596,379	1,420,038	888,937	1,036,711	1,606,921	878,887	2,010,726
Transfers between funds	16,889,257	(22,311,590)	805,282	18,386,575	(15,589,016)	7,840,649	(1,745,383)	504,919
Redemptions (note 3)	(3,004,378)	(2,363,325)	(4,633,213)	(3,392,178)	(2,298,195)	(2,365,540)	(3,531,381)	(8,080,696)
Annuity benefits	(16,253)	(14,223)	(4,208)	(3,314)	(2,521)	(217)	—	—
Contingent deferred sales charges (note 2)	(38,394)	(30,250)	(66,539)	(42,670)	(32,933)	(28,472)	(48,827)	(97,109)
Adjustments to maintain reserves	1,622	9,479	2,033	6,219	102	1,923	84	7,124

Net equity transactions	16,295,931	(20,113,530)	(2,476,607)	15,843,569	(16,885,852)	7,055,264	(4,446,620)	(5,655,036)

Net change in contract owners’ equity	24,518,705	(20,311,263)	(787,111)	20,953,887	(21,807,867)	10,665,413	(3,356,409)	(7,258,853)
Contract owners’ equity beginning of period	18,924,463	39,235,726	36,882,500	15,928,613	35,809,717	25,144,304	29,166,507	36,425,360

Contract owners’ equity end of period	$43,443,168	18,924,463	36,095,389	36,882,500	14,001,850	35,809,717	25,810,098	29,166,507

CHANGES IN UNITS:
Beginning units	762,447	1,742,365	2,192,359	1,207,475	2,399,247	1,940,222	2,477,009	2,933,150

Units purchased	5,874,524	6,410,490	8,237,489	9,327,291	5,089,342	5,121,999	18,808,077	18,726,083
Units redeemed	(5,334,006)	(7,390,408)	(8,508,925)	(8,342,407)	(6,322,853)	(4,662,974)	(19,266,635)	(19,182,224)

Ending units	1,302,965	762,447	1,920,923	2,192,359	1,165,736	2,399,247	2,018,451	2,477,009

(Continued)

19

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	RyHealthC		RyHedgeEq		RyInternet		RyInDow2x
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(411,496)	(384,548)	142,649	34,333	(134,044)	(94,469)	94,467	31,623
Realized gain (loss) on investments	598,376	1,331,821	67,005	98,631	161,033	949,059	(1,118,750)	(1,063,758)
Change in unrealized gain (loss) on investments	(7,695)	(1,313,078)	(548,603)	(81,417)	(1,284,944)	(358,284)	227,861	(196,323)
Reinvested capital gains	449,387	907,530	105,794	177,178	—	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	628,572	541,725	(233,155)	228,725	(1,257,955)	496,306	(796,422)	(1,228,458)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,183,096	2,190,525	641,597	736,894	282,039	462,173	617,628	365,525
Transfers between funds	580,639	(5,681,191)	365,246	6,215,481	17,829,392	(8,631,789)	(1,729,608)	2,708,631
Redemptions (note 3)	(2,218,257)	(1,857,526)	(1,652,276)	(411,511)	(803,948)	(801,191)	(491,146)	(449,705)
Annuity benefits	(13,179)	(9,653)	—	—	(4,014)	(1,645)	—	—
Contingent deferred sales charges (note 2)	(27,338)	(24,977)	(17,986)	(5,175)	(9,222)	(8,084)	(3,045)	(17,564)
Adjustments to maintain reserves	(2,320)	(1,509)	(219)	(26)	258	358	(271)	(381)

Net equity transactions	(497,359)	(5,384,331)	(663,638)	6,535,663	17,294,505	(8,980,178)	(1,606,442)	2,606,506

Net change in contract owners’ equity	131,213	(4,842,606)	(896,793)	6,764,388	16,036,550	(8,483,872)	(2,402,864)	1,378,048
Contract owners’ equity beginning of period	23,682,565	28,525,171	8,121,721	1,357,333	4,742,512	13,226,384	4,624,437	3,246,389

Contract owners’ equity end of period	$23,813,778	23,682,565	7,224,928	8,121,721	20,779,062	4,742,512	2,221,573	4,624,437

CHANGES IN UNITS:
Beginning units	2,061,198	2,579,881	756,277	134,664	309,872	945,879	681,290	369,228

Units purchased	6,080,717	7,277,596	2,088,808	2,381,914	4,134,906	2,225,221	23,136,276	8,419,376
Units redeemed	(6,154,556)	(7,796,279)	(2,181,342)	(1,760,301)	(3,178,013)	(2,861,228)	(23,451,858)	(8,107,314)

Ending units	1,987,359	2,061,198	663,743	756,277	1,266,765	309,872	365,708	681,290

(Continued)

20

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	RyInGovLB		RyInMidCap		RyInOTC		RyInRus2000
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$106,400	55,151	25,984	32,178	253,309	346,049	79,683	93,086
Realized gain (loss) on investments	(1,223,260)	571,777	112,249	(369,203)	(2,251,570)	(125,033)	281,709	(1,473,774)
Change in unrealized gain (loss) on investments	(56,813)	127,194	17,712	11,934	4,983	(25,210)	80,552	(73,073)
Reinvested capital gains	—	—	—	—	—	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	(1,173,673)	754,122	155,945	(325,091)	(1,993,278)	195,806	441,944	(1,453,761)

Equity transactions:
Purchase payments received from contract owners (note 3)	279,920	450,163	16,499	239,326	100,432	556,551	96,222	576,784
Transfers between funds	(137,632)	(1,288,710)	(2,422,220)	2,331,594	(4,261,610)	7,196,394	(2,049,239)	4,124,653
Redemptions (note 3)	(721,502)	(1,311,635)	(218,085)	(803,713)	(1,175,009)	(2,721,858)	(603,540)	(1,254,845)
Annuity benefits	—	—	—	—	(6,839)	(8,023)	—	—
Contingent deferred sales charges (note 2)	(9,513)	(33,647)	(486)	(6,736)	(11,375)	(33,172)	(4,416)	(19,713)
Adjustments to maintain reserves	(635)	(695)	(21)	(188)	447	(220)	(70)	(429)

Net equity transactions	(589,362)	(2,184,524)	(2,624,313)	1,760,283	(5,353,954)	4,989,672	(2,561,043)	3,426,450

Net change in contract owners’ equity	(1,763,035)	(1,430,402)	(2,468,368)	1,435,192	(7,347,232)	5,185,478	(2,119,099)	1,972,689
Contract owners’ equity beginning of period	8,028,340	9,458,742	3,370,439	1,935,247	11,990,169	6,804,691	5,653,817	3,681,128

Contract owners’ equity end of period	$6,265,305	8,028,340	902,071	3,370,439	4,642,937	11,990,169	3,534,718	5,653,817

CHANGES IN UNITS:
Beginning units	928,746	1,169,228	449,003	244,801	2,522,905	1,394,598	801,628	453,503

Units purchased	11,910,823	6,526,230	14,031,900	8,201,336	158,108,534	100,297,607	25,932,599	19,357,058
Units redeemed	(12,069,372)	(6,766,712)	(14,356,399)	(7,997,134)	(159,511,321)	(99,169,300)	(26,251,767)	(19,008,933)

Ending units	770,197	928,746	124,504	449,003	1,120,118	2,522,905	482,460	801,628

(Continued)

21

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	RyInSP500		RyJapanStr		RyLgCapGr		RyLgCapVal
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$116,684	479,888	495,626	170,564	(159,387)	(94,506)	(51,547)	(96,263)
Realized gain (loss) on investments	(1,298,232)	(1,858,748)	(2,704,003)	1,079,738	(455,749)	37,951	(437,869)	2,348,996
Change in unrealized gain (loss) on investments	424,945	(556,717)	560,401	(3,595,040)	136,952	130,341	(1,160,439)	(25,221)
Reinvested capital gains	—	—	—	2,274,540	336,847	140,156	1,734,181	579,213

Net increase (decrease) in contract owners’ equity resulting from operations	(756,603)	(1,935,577)	(1,647,976)	(70,198)	(141,337)	213,942	84,326	2,806,725

Equity transactions:
Purchase payments received from contract owners (note 3)	177,014	514,683	645,072	1,764,636	726,256	233,366	479,979	998,663
Transfers between funds	(250,013)	3,051,034	(4,385,184)	(10,556,206)	9,874,023	(490,676)	(32,040,870)	28,801,239
Redemptions (note 3)	(1,827,157)	(1,670,285)	(1,502,928)	(3,094,721)	(1,289,598)	(722,481)	(2,380,204)	(3,077,788)
Annuity benefits	(7,091)	(8,395)	(1,700)	(1,611)	—	—	—	—
Contingent deferred sales charges (note 2)	(26,979)	(30,564)	(16,737)	(31,960)	(21,262)	(9,338)	(36,403)	(32,087)
Adjustments to maintain reserves	(1,855)	(1,046)	(149)	3,759	(48)	10	254	914

Net equity transactions	(1,936,081)	1,855,427	(5,261,626)	(11,916,103)	9,289,371	(989,119)	(33,977,244)	26,690,941

Net change in contract owners’ equity	(2,692,684)	(80,150)	(6,909,602)	(11,986,301)	9,148,034	(775,177)	(33,892,918)	29,497,666
Contract owners’ equity beginning of period	8,763,069	8,843,219	15,328,308	27,314,609	10,397,766	11,172,943	41,102,720	11,605,054

Contract owners’ equity end of period	$6,070,385	8,763,069	8,418,706	15,328,308	19,545,800	10,397,766	7,209,802	41,102,720

CHANGES IN UNITS:
Beginning units	1,349,133	1,247,352	1,190,504	2,199,730	967,675	1,081,956	3,100,903	1,013,947

Units purchased	49,936,506	40,378,172	9,145,340	14,481,267	11,666,027	8,555,894	11,806,681	15,308,969
Units redeemed	(50,343,800)	(40,276,391)	(9,583,931)	(15,490,493)	(10,875,785)	(8,670,175)	(14,325,587)	(13,222,013)

Ending units	941,839	1,349,133	751,913	1,190,504	1,757,917	967,675	581,997	3,100,903

(Continued)

22

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	RyLeisure		RyMidCapStr		RyMidCapGr		RyMidCapVal
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(306,012)	(221,690)	(53,589)	(275,220)	(172,610)	(102,135)	(74,574)	(11,194)
Realized gain (loss) on investments	1,341,464	152,612	(3,042,421)	(1,027,734)	(654,852)	260,090	406,501	(978,171)
Change in unrealized gain (loss) on investments	(3,710,456)	2,152,760	197,649	(1,832,339)	(28,970)	(152,008)	(591,042)	1,693,722
Reinvested capital gains	2,203,037	792,740	1,696,077	4,093,047	1,213,675	404,422	5,300	—

Net increase (decrease) in contract owners’ equity resulting from operations	(471,967)	2,876,422	(1,202,284)	957,754	357,243	410,369	(253,815)	704,357

Equity transactions:
Purchase payments received from contract owners (note 3)	420,644	835,657	741,091	1,269,167	393,269	394,881	418,374	930,397
Transfers between funds	(9,660,248)	11,794,616	(1,113,443)	(15,555,723)	3,957,739	(20,121,554)	(3,715,187)	4,518,113
Redemptions (note 3)	(1,874,326)	(1,566,278)	(2,023,330)	(2,166,825)	(1,476,169)	(793,872)	(1,807,338)	(908,964)
Annuity benefits	(3,042)	(232)	(4,023)	(3,400)	—	—	—	—
Contingent deferred sales charges (note 2)	(24,036)	(17,593)	(21,072)	(24,206)	(20,123)	(6,446)	(27,357)	(12,144)
Adjustments to maintain reserves	373	603	94	1,683	(175)	314	312	661

Net equity transactions	(11,140,635)	11,046,773	(2,420,683)	(16,479,304)	2,854,541	(20,526,677)	(5,131,196)	4,528,063

Net change in contract owners’ equity	(11,612,602)	13,923,195	(3,622,967)	(15,521,550)	3,211,784	(20,116,308)	(5,385,011)	5,232,420
Contract owners’ equity beginning of period	24,080,780	10,157,585	18,644,021	34,165,571	5,600,019	25,716,327	10,532,616	5,300,196

Contract owners’ equity end of period	$12,468,178	24,080,780	15,021,054	18,644,021	8,811,803	5,600,019	5,147,605	10,532,616

CHANGES IN UNITS:
Beginning units	1,336,727	688,928	915,949	1,832,079	465,988	2,175,794	751,110	434,593

Units purchased	2,233,625	2,857,635	12,063,469	12,161,344	8,250,297	5,570,812	5,356,349	3,409,011
Units redeemed	(2,845,509)	(2,209,836)	(12,257,966)	(13,077,474)	(8,031,264)	(7,280,618)	(5,717,507)	(3,092,494)

Ending units	724,843	1,336,727	721,452	915,949	685,021	465,988	389,952	751,110

(Continued)

23

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	RyMCpCoreEq		RyNova		RyOTC2x		RyOTC
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(73,585)	(37,747)	(158,149)	(39,440)	(183,630)	(194,938)	(183,180)	(198,740)
Realized gain (loss) on investments	346,491	248,767	4,803,354	6,329,126	116,471	958,544	1,451,392	559,271
Change in unrealized gain (loss) on investments	(977,479)	168,096	(3,377,608)	1,749,946	(263,365)	842,853	102,923	175,903
Reinvested capital gains	444,744	4,027	—	—	—	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	(259,829)	383,143	1,267,597	8,039,632	(330,524)	1,606,459	1,371,135	536,434

Equity transactions:
Purchase payments received from contract owners (note 3)	527,720	841,768	1,578,571	1,438,000	918,819	1,076,269	424,439	644,306
Transfers between funds	285,255	3,653,717	(8,511,619)	(12,971,616)	16,791,306	(5,783,302)	3,045,825	(4,557,644)
Redemptions (note 3)	(674,682)	(187,347)	(5,058,636)	(3,754,632)	(1,673,176)	(1,476,337)	(2,926,855)	(1,376,139)
Annuity benefits	—	—	—	—	—	—	—	—
Contingent deferred sales charges (note 2)	(9,940)	(2,468)	(99,390)	(41,740)	(13,317)	(37,079)	(45,758)	(12,863)
Adjustments to maintain reserves	(116)	(103)	252	2,589	(171)	(233)	(31)	809

Net equity transactions	128,237	4,305,567	(12,090,822)	(15,327,399)	16,023,461	(6,220,682)	497,620	(5,301,531)

Net change in contract owners’ equity	(131,592)	4,688,710	(10,823,225)	(7,287,767)	15,692,937	(4,614,223)	1,868,755	(4,765,097)
Contract owners’ equity beginning of period	5,045,584	356,874	54,628,828	61,916,595	11,969,599	16,583,822	10,952,350	15,717,447

Contract owners’ equity end of period	$4,913,992	5,045,584	43,805,603	54,628,828	27,662,536	11,969,599	12,821,105	10,952,350

CHANGES IN UNITS:
Beginning units	448,474	35,674	4,124,172	5,496,441	1,191,682	1,702,841	841,434	1,260,934

Units purchased	1,030,828	1,100,630	12,481,427	15,294,400	52,652,716	51,888,875	19,183,111	24,153,761
Units redeemed	(1,010,407)	(687,830)	(13,274,221)	(16,666,669)	(51,668,959)	(52,400,034)	(19,181,644)	(24,573,261)

Ending units	468,895	448,474	3,331,378	4,124,172	2,175,439	1,191,682	842,901	841,434

(Continued)

24

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	RyPrecMet		RyRealEst		RyRetail		RyRuss2000
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(378,770)	(484,658)	(1,273)	217,840	(203,210)	(204,218)	(9,721)	(314,802)
Realized gain (loss) on investments	5,306,756	6,339,096	(3,059,239)	6,293,148	(1,297,422)	873,918	(1,400,461)	3,025,469
Change in unrealized gain (loss) on investments	(1,447,718)	(2,179,259)	(4,501,706)	(305,308)	(149,362)	55,463	(886,502)	335,502
Reinvested capital gains	—	—	2,637,630	1,359,148	1,364,303	456,107	838,092	—

Net increase (decrease) in contract owners’ equity resulting from operations	3,480,268	3,675,179	(4,924,588)	7,564,828	(285,691)	1,181,270	(1,458,592)	3,046,169

Equity transactions:
Purchase payments received from contract owners (note 3)	1,523,795	3,974,379	1,277,576	2,037,415	291,546	781,448	880,630	1,292,562
Transfers between funds	9,595,352	(12,775,071)	(14,238,150)	25,228,859	(14,162,565)	5,479,345	(7,869,289)	16,846,265
Redemptions (note 3)	(1,886,704)	(2,129,121)	(7,988,672)	(3,487,570)	(1,006,178)	(1,395,833)	(20,808,184)	(1,725,712)
Annuity benefits	(13,206)	(12,198)	(6,275)	(3,192)	(2,264)	(190)	—	—
Contingent deferred sales charges (note 2)	(23,632)	(29,641)	(44,373)	(33,320)	(12,330)	(14,009)	(13,425)	(20,564)
Adjustments to maintain reserves	(2,871)	5,840	963	3,397	59	55	(1,523)	838

Net equity transactions	9,192,734	(10,965,812)	(20,998,931)	23,745,589	(14,891,732)	4,850,816	(27,811,791)	16,393,389

Net change in contract owners’ equity	12,673,002	(7,290,633)	(25,923,519)	31,310,417	(15,177,423)	6,032,086	(29,270,383)	19,439,558
Contract owners’ equity beginning of period	27,166,887	34,457,520	47,841,483	16,531,066	17,405,809	11,373,723	42,215,315	22,775,757

Contract owners’ equity end of period	$39,839,889	27,166,887	21,917,964	47,841,483	2,228,386	17,405,809	12,944,932	42,215,315

CHANGES IN UNITS:
Beginning units	1,192,909	1,824,984	2,113,674	941,969	1,189,006	842,111	2,130,166	1,371,869

Units purchased	8,910,279	9,014,613	5,848,797	17,469,139	1,913,307	2,942,257	14,895,331	23,697,967
Units redeemed	(8,609,517)	(9,646,688)	(6,741,979)	(16,297,434)	(2,927,070)	(2,595,362)	(16,311,595)	(22,939,670)

Ending units	1,493,671	1,192,909	1,220,492	2,113,674	175,243	1,189,006	713,902	2,130,166

(Continued)

25

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	RyDySP500		RySectRot		RySmCapGr		RySmCapVal
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(64,290)	(44,614)	(431,398)	(342,020)	(88,915)	(72,903)	(84,514)	(93,159)
Realized gain (loss) on investments	783,332	2,677,425	1,769,494	1,419,044	(713,084)	(496,066)	(1,524,863)	629,055
Change in unrealized gain (loss) on investments	(1,163,766)	4,201	139,015	(1,561,378)	(332,340)	177,663	(243,980)	(115,134)
Reinvested capital gains	1,532,182	578,888	2,668,812	1,433,242	603,952	191,510	732,553	532,504

Net increase (decrease) in contract owners’ equity resulting from operations	1,087,458	3,215,900	4,145,923	948,888	(530,387)	(199,796)	(1,120,804)	953,266

Equity transactions:
Purchase payments received from contract owners (note 3)	645,762	1,301,497	3,581,756	5,726,413	127,784	389,482	150,104	678,919
Transfers between funds	(4,540,047)	4,441,205	2,107,823	5,739,589	(208,954)	(1,346,773)	(8,067,487)	4,175,404
Redemptions (note 3)	(1,174,120)	(1,048,928)	(2,775,034)	(1,886,867)	(801,392)	(595,158)	(781,565)	(1,591,853)
Annuity benefits	—	—	—	—	—	—	—	—
Contingent deferred sales charges (note 2)	(11,859)	(16,709)	(24,881)	(29,946)	(9,938)	(12,262)	(11,056)	(23,906)
Adjustments to maintain reserves	232	1,840	477	2,584	(72)	91	100	589

Net equity transactions	(5,080,032)	4,678,905	2,890,141	9,551,773	(892,572)	(1,564,620)	(8,709,904)	3,239,153

Net change in contract owners’ equity	(3,992,574)	7,894,805	7,036,064	10,500,661	(1,422,959)	(1,764,416)	(9,830,708)	4,192,419
Contract owners’ equity beginning of period	19,561,762	11,666,957	29,607,719	19,107,058	6,242,443	8,006,859	13,008,771	8,816,352

Contract owners’ equity end of period	$15,569,188	19,561,762	36,643,783	29,607,719	4,819,484	6,242,443	3,178,063	13,008,771

CHANGES IN UNITS:
Beginning units	1,441,771	1,050,169	2,251,981	1,587,662	488,949	666,066	926,833	737,733

Units purchased	12,770,490	14,853,046	2,839,453	4,073,510	4,874,339	6,994,167	2,202,517	7,475,471
Units redeemed	(13,054,027)	(14,461,444)	(2,788,775)	(3,409,191)	(4,979,819)	(7,171,284)	(2,840,936)	(7,286,371)

Ending units	1,158,234	1,441,771	2,302,659	2,251,981	383,469	488,949	288,414	926,833

(Continued)

26

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	RyStrDolStr		RyTech		RyTele		RyTrans
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(14,071)	(7,218)	(307,513)	(193,940)	(383,379)	(56,378)	(256,048)	(415,124)
Realized gain (loss) on investments	(126,965)	(102,102)	1,808,804	46,897	3,052,357	1,549,894	(433,494)	1,188,085
Change in unrealized gain (loss) on investments	(8,541)	416	(264,542)	319,624	(1,623,009)	398,049	(2,261,675)	(1,366,021)
Reinvested capital gains	—	—	—	—	—	211,123	2,756,680	—

Net increase (decrease) in contract owners’ equity resulting from operations	(149,577)	(108,904)	1,236,749	172,581	1,045,969	2,102,688	(194,537)	(593,060)

Equity transactions:
Purchase payments received from contract owners (note 3)	11,195	95,146	1,291,533	1,260,754	1,106,881	1,029,245	560,553	2,349,241
Transfers between funds	992,549	108,135	5,472,820	1,641,898	2,747,728	4,045,927	(11,161,361)	(2,244,280)
Redemptions (note 3)	(61,219)	(92,671)	(1,757,769)	(1,040,086)	(2,680,993)	(1,731,769)	(1,432,402)	(2,018,071)
Annuity benefits	—	—	—	—	(3,043)	(430)	(5,514)	(3,109)
Contingent deferred sales charges (note 2)	(367)	(2,165)	(25,737)	(14,387)	(39,054)	(24,877)	(19,062)	(31,941)
Adjustments to maintain reserves	(37)	(10,109)	(232)	77	485	1,233	378	2,595

Net equity transactions	942,121	98,336	4,980,615	1,848,256	1,132,004	3,319,329	(12,057,408)	(1,945,565)

Net change in contract owners’ equity	792,544	(10,568)	6,217,364	2,020,837	2,177,973	5,422,017	(12,251,945)	(2,538,625)
Contract owners’ equity beginning of period	207,608	218,176	13,549,456	11,528,619	18,881,031	13,459,014	18,377,955	20,916,580

Contract owners’ equity end of period	$1,000,152	207,608	19,766,820	13,549,456	21,059,004	18,881,031	6,126,010	18,377,955

CHANGES IN UNITS:
Beginning units	22,945	21,223	1,010,681	900,201	1,823,489	1,531,964	1,086,893	1,307,594

Units purchased	2,591,236	1,350,147	5,552,302	4,601,657	8,122,352	7,002,948	3,136,611	4,836,232
Units redeemed	(2,488,207)	(1,348,425)	(5,202,648)	(4,491,177)	(8,060,130)	(6,711,423)	(3,820,273)	(5,056,933)

Ending units	125,974	22,945	1,360,335	1,010,681	1,885,711	1,823,489	403,231	1,086,893

(Continued)

27

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	RyUtil		RyWeakDol
Investment activity:	2007	2006	2007	2006
Net investment income (loss)	$(28,688)	378,885	771,836	112,795
Realized gain (loss) on investments	5,062,963	1,679,076	301,149	43,290
Change in unrealized gain (loss) on investments	(5,052,046)	2,277,023	(483,060)	979
Reinvested capital gains	3,438,292	336,532	—	2,434

Net increase (decrease) in contract owners’ equity resulting from operations	3,420,521	4,671,516	589,925	159,498

Equity transactions:
Purchase payments received from contract owners (note 3)	2,361,775	2,015,988	368,548	476,473
Transfers between funds	(4,706,290)	12,856,386	(817,417)	3,691,808
Redemptions (note 3)	(3,329,581)	(2,362,234)	(351,747)	(216,643)
Annuity benefits	(3,124)	(228)	—	—
Contingent deferred sales charges (note 2)	(41,583)	(25,310)	(7,730)	(4,257)
Adjustments to maintain reserves	788	1,407	(97)	(43)

Net equity transactions	(5,718,015)	12,486,009	(808,443)	3,947,338

Net change in contract owners’ equity	(2,297,494)	17,157,525	(218,518)	4,106,836
Contract owners’ equity beginning of period	36,129,595	18,972,070	4,563,472	456,636

Contract owners’ equity end of period	$33,832,101	36,129,595	4,344,954	4,563,472

CHANGES IN UNITS:
Beginning units	3,166,003	1,986,172	408,120	47,007

Units purchased	10,217,020	8,702,553	2,427,827	2,459,834
Units redeemed	(10,711,944)	(7,522,722)	(2,502,633)	(2,098,721)

Ending units	2,671,079	3,166,003	333,314	408,120

See accompanying notes to financial statements.

28

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS

December 31, 2007 and 2006

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations
Nationwide Variable Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987, and commenced operations on July 10, 1989. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community.

(b)	The Contracts
Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

Contract owners in either the accumulation or the payout phase may invest in the following:

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

American Century VP – Income & Growth Fund – Class III (ACVPIncGr3)

American Century VP – Ultra® Fund – Class III (ACVPUltra3)

American Century VP – Value Fund – Class III (ACVPVal3)

Portfolio of the Federated Insurance Series (Federated IS);

Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd)*

Portfolios of the Fidelity® Variable Insurance Products Fund (Fidelity® VIP);

Fidelity® VIP – Equity-Income Portfolio – Service Class 2 R (FidVIPEIS2R)

Fidelity® VIP – Growth Portfolio – Service Class 2 R (FidVIPGrS2R)

Portfolio of the Fidelity® Variable Insurance Products Fund II (Fidelity® VIP II);

Fidelity® VIP II – Contrafund® Portfolio – Service Class 2 R (FidVIPConS2R)

Portfolios of the Legg Mason Partners Variable Equity Trust (Legg Mason Partners VET);

Legg Mason Partners VET – Fundamental Value Portfolio – Class I (LMVEFundVal)*

Legg Mason Partners VET – International All Cap Opportunity Portfolio (LMVEIntAllCap)

Legg Mason Partners VET – Investors Portfolio – Class I (LMVEInvest)

Portfolio of the Legg Mason Partners Variable Income Trust (Legg Mason Partners VIT);

Legg Mason Partners VIT – Money Market Portfolio (LMVIMMrk)

Portfolio of the Legg Mason Partners Variable Portfolios (Legg Mason Partners VP);

Legg Mason Partners VP III, Inc. – Large Cap Value Portfolio (LMVPLrgCap)*

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT) (formerly Gartmore GVIT);

Nationwide VIT – Federated High Income Bond Fund – Class III (NVITFHiInc3)

Nationwide VIT – Government Bond Fund – Class III (NVITGvtBd3)

Nationwide VIT – Investor Destinations Aggressive Fund – Class VI (NVITIDAgg6)

Nationwide VIT – Investor Destinations Conservative Fund – Class VI (NVITIDCon6)

Nationwide VIT – Investor Destinations Moderate Fund – Class VI (NVITIDMod6)

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class VI (NVITIDModAg6)

Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class VI (NVITIDModCon6)

Nationwide VIT – Mid Cap Growth Fund – Class III (NVITMdCpGr3)

Nationwide VIT – Money Market Fund – Class II (NVITMyMkt2)

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class III

(formerly Gartmore GVIT – Small Cap Growth Fund – Class III) (NVITSmCapGr3)

(Continued)

29

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class III

(formerly Gartmore GVIT – Small Cap Value Fund – Class III) (NVITSmCapVal3)

Nationwide VIT – Multi-Manager Small Company Fund – Class III

(formerly Gartmore GVIT – Small Company Fund – Class III) (NVITSmComp3)

Nationwide VIT – Nationwide Fund – Class III (NVITNWFund3)

Portfolios of the Rydex Variable Trust;

Rydex Variable Trust Portfolios – Absolute Return Strategies Fund (RyAbsRtStr)

Rydex Variable Trust Portfolios – Amerigo Fund (RyAmerigo)

Rydex Variable Trust Portfolios – Banking Fund (RyBank)

Rydex Variable Trust Portfolios – Basic Materials Fund (RyBasicM)

Rydex Variable Trust Portfolios – Berolina Fund (RyBero)

Rydex Variable Trust Portfolios – Biotechnology Fund (RyBioTech)

Rydex Variable Trust Portfolios – Clermont Fund (RyClermont)

Rydex Variable Trust Portfolios – Commodities Strategy Fund

(formerly Rydex Variable Trust Portfolios – Commodities Fund) (RyCommStr)

Rydex Variable Trust Portfolios – Consumer Products Fund (RyConsProd)

Rydex Variable Trust Portfolios – Dow 2x Strategy Fund

(formerly Rydex Variable Trust Portfolios – Dynamic Dow Fund) (RyDow2x)

Rydex Variable Trust Portfolios – Electronics Fund (RyElec)

Rydex Variable Trust Portfolios – Energy Fund (RyEnergy)

Rydex Variable Trust Portfolios – Energy Services Fund (RyEnSvc)

Rydex Variable Trust Portfolios – Europe 1.25x Strategy Fund

(formerly Rydex Variable Trust Portfolios – Europe Advantage Fund) (RyEuroStr)

Rydex Variable Trust Portfolios – Financial Services Fund (RyFinSvc)

Rydex Variable Trust Portfolios – Government Long Bond 1.2x Strategy Fund

(formerly Rydex Variable Trust Portfolios – Government Long Bond Advantage Fund) (RyGvtLgBd)

Rydex Variable Trust Portfolios – Health Care Fund (RyHealthC)

Rydex Variable Trust Portfolios – Hedged Equity Fund (RyHedgeEq)

Rydex Variable Trust Portfolios – Internet Fund (RyInternet)

Rydex Variable Trust Portfolios – Inverse Dow 2x Strategy Fund (RyInDow2x)

Rydex Variable Trust Portfolios – Inverse Government Long Bond Strategy Fund

(formerly Rydex Variable Trust Portfolios – Inverse Government Long Bond Fund) (RyInGovLB)

Rydex Variable Trust Portfolios – Inverse Mid-Cap Strategy Fund

(formerly Rydex Variable Trust Portfolios – Inverse Mid Cap Fund) (RyInMidCap)

Rydex Variable Trust Portfolios – Inverse OTC Strategy Fund (RyInOTC)

Rydex Variable Trust Portfolios – Inverse Russell 2000® Strategy Fund (RyInRus2000)

Rydex Variable Trust Portfolios – Inverse S&P 500 Strategy Fund

(formerly Rydex Variable Trust Portfolios – Inverse S&P 500 Fund) (RyInSP500)

Rydex Variable Trust Portfolios – Japan 1.25x Strategy Fund

(formerly Rydex Variable Trust Portfolios – Japan Advantage Fund) (RyJapanStr)

Rydex Variable Trust Portfolios – Large-Cap Growth Fund (RyLgCapGr)

Rydex Variable Trust Portfolios – Large-Cap Value Fund (RyLgCapVal)

Rydex Variable Trust Portfolios – Leisure Fund (RyLeisure)

Rydex Variable Trust Portfolios – Mid-Cap 1.5x Strategy Fund

(formerly Rydex Variable Trust Portfolios – Mid Cap Advantage Fund) (RyMidCapStr)

Rydex Variable Trust Portfolios – Mid-Cap Growth Fund (RyMidCapGr)

Rydex Variable Trust Portfolios – Mid-Cap Value Fund (RyMidCapVal)

Rydex Variable Trust Portfolios – Multi-Cap Core Equity Fund (RyMCpCoreEq)

Rydex Variable Trust Portfolios – Nova Fund (RyNova)

Rydex Variable Trust Portfolios – OTC 2x Strategy Fund

(formerly Rydex Variable Trust Portfolios – Dynamic OTC Fund) (RyOTC2x)

Rydex Variable Trust Portfolios – OTC Fund (RyOTC)

Rydex Variable Trust Portfolios – Precious Metals Fund (RyPrecMet)

Rydex Variable Trust Portfolios – Real Estate Fund (RyRealEst)

(Continued)

30

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

Rydex Variable Trust Portfolios – Retailing Fund (RyRetail)

Rydex Variable Trust Portfolios – Russell 2000® 1.5x Strategy Fund

(formerly Rydex Variable Trust Portfolios – Russell 2000® Advantage Fund) (RyRuss2000)

Rydex Variable Trust Portfolios – S&P 500 2x Strategy Fund

(formerly Rydex Variable Trust Portfolios – Dynamic S&P 500 Fund) (RyDySP500)

Rydex Variable Trust Portfolios – Sector Rotation Fund (RySectRot)

Rydex Variable Trust Portfolios – Small-Cap Growth Fund (RySmCapGr)

Rydex Variable Trust Portfolios – Small-Cap Value Fund (RySmCapVal)

Rydex Variable Trust Portfolios – Strengthening Dollar 2x Strategy Fund

(formerly Rydex Variable Trust Portfolios – Dynamic Strengthening Dollar Fund) (RyStrDolStr)

Rydex Variable Trust Portfolios – Technology Fund (RyTech)

Rydex Variable Trust Portfolios – Telecommunications Fund (RyTele)

Rydex Variable Trust Portfolios – Transportation Fund (RyTrans)

Rydex Variable Trust Portfolios – Utilities Fund (RyUtil)

Rydex Variable Trust Portfolios – Weakening Dollar 2x Strategy Fund

(formerly Rydex Variable Trust Portfolios – Dynamic Weakening Dollar Fund) (RyWeakDol)

*At December 31, 2007, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income
Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2007 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a First in – First out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes
Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements
The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(Continued)

31

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

(f)	Calculation of Annuity Reserves
Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g)	New Accounting Pronouncement
In September 2006, the FASB issued SFAS 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company will adopt SFAS 157 effective January 1, 2008. SFAS 157 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

(2)	Expenses
The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of purchase payments surrendered. This charge declines 1% per year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options are described in more detail in the applicable product prospectus.

(Continued)

32

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide Variable Account-4 Options	Smith Barney	Market Flex Annuity	Market Flex II Annuity	Market Flex Advisor Annuity
Variable Account Charges – Recurring	1.30%	1.15%	1.25%	0.45%
CDSC Option:
Four Year CDSC	—	—	0.35%	—
No CDSC	—	0.20%	0.40%	—
Death Benefit Options:
Highest Anniversary Death Benefit	—	0.20%	0.30%	—
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value prior to contract age specifications less surrenders.

Highest Anniversary or 5% Enhanced Death Benefit	—	0.25%	—	—
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value prior to contract age specifications less surrenders, or (iv) the 5% interest anniversary value.

Return of Premium Enhanced Death Benefit Option	—	—	0.20%	0.20%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders.
Extra Value Option (EV):
Fee assessed to assets of the variable account during the first seven contract years in exchange for an application of Extra Value Credit based on purchase payments made during the first 12 months that contract is in force.

3% Extra Value Credit Option	—	0.45%	0.40%	0.40%
4% Extra Value Credit Option	—	—	0.55%	0.55%
iFLEX	—	—	0.60%	—
Withdrawal benefit providing contract owner a choice as to the form the benefit will take.
Note: May not be elected if the No CDSC option is elected.
Asset Allocation Service Charge Option:
Asset Allocation Service Charge Option	—	0.35%	—	—
Allows contract owner to utilize services of an independent third party to provide allocation and reallocation instruction.
Dynamic Advantage Program Option	—	0.35%	0.35%	0.35%
Allows contract owner to utilize allocation services provided by Rydex Advisory Services, LLC.
Maximum Variable Account Charges(1):	1.30%	2.40%	3.40%	1.55%

(1)
When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

(Continued)

33

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2007.

	Total	ACVPIncGr3	ACVPUltra3	ACVPVal3	FidVIPEIS2R	FidVIPGrS2R	FidVIPConS2R	LMVEIntAllCap
0.45%	$22	—	—	—	—	—	—	—
0.80%	24	—	—	—	—	—	—	—
1.15%	2,596,334	25,851	6,771	41,020	66,898	35,936	81,837	—
1.20%	132	—	—	—	—	—	—	—
1.25%	72	—	—	—	—	—	—	—
1.30%	56,579	—	—	—	—	—	—	1,101
1.35%	4,757,288	38,018	4,862	51,552	61,965	42,794	99,663	—
1.40%	974,076	8,902	1,034	17,324	16,260	8,793	32,956	—
1.50%	1,130,010	1	1	—	5	—	7	—
1.55%	1,236,321	7,838	754	10,952	10,939	10,219	26,489	—
1.60%	1,650,028	14,637	6,228	49,500	21,610	18,952	89,069	—
1.65%	3,098	—	—	—	—	—	—	—
1.70%	1,741,046	3	2	2	—	7	3	—
1.75%	539,972	—	—	—	—	—	—	—
1.80%	1,400,018	10,433	3,135	16,530	19,246	16,925	35,221	—
1.85%	560,966	10,440	262	17,423	16,091	6,597	36,467	—
1.90%	601,336	—	—	—	—	—	—	—
1.95%	544,480	6	—	7	7	—	8	—
2.00%	193,413	1,748	107	3,665	3,275	3,625	4,878	—
2.05%	221,561	4,777	640	5,435	4,529	4,711	7,185	—
2.10%	349	—	—	—	—	—	—	—
2.15%	332,845	—	—	9	13	40	—	—
2.20%	177,235	—	—	—	—	82	165	—
2.25%	226	—	—	—	—	—	—	—
2.30%	162	—	—	—	—	—	—	—
2.35%	90,639	—	—	—	—	—	—	—
2.40%	42,904	—	—	—	—	—	—	—

Totals	$18,851,136	122,654	23,796	213,419	220,838	148,681	413,948	1,101

	LMVEInvest	LMVIMMrk	LMVPLrgCap	NVITFHiInc3	NVITGvtBd3	NVITIDAgg6	NVITIDCon6	NVITIDMod6
0.45%	$—	—	—	—	—	—	—	—
0.80%	—	—	—	—	—	—	—	—
1.15%	—	—	—	15,065	44,336	26,715	10,580	32,069
1.20%	—	—	—	—	—	—	—	—
1.25%	—	—	—	—	—	—	—	—
1.30%	35,816	1,515	18,147	—	—	—	—	—
1.35%	—	—	—	40,571	69,260	18,707	17,037	86,878
1.40%	—	—	—	4,006	11,489	3,470	2,148	51,509
1.50%	—	—	—	—	—	1	—	1
1.55%	—	—	—	17,961	17,048	12,179	5,008	21,454
1.60%	—	—	—	15,438	61,550	30,610	13,270	89,057
1.65%	—	—	—	—	—	—	—	—
1.70%	—	—	—	2	1	2	—	17
1.75%	—	—	—	—	—	—	—	1,179
1.80%	—	—	—	15,337	23,431	31,189	15,164	21,766
1.85%	—	—	—	4,864	6,936	12,343	5,356	18,290
1.90%	—	—	—	—	—	—	—	6
1.95%	—	—	—	—	—	2	—	—
2.00%	—	—	—	7,406	2,503	105	146	1,252
2.05%	—	—	—	857	2,243	52,523	2,659	4,832
2.10%	—	—	—	—	—	—	—	—
2.15%	—	—	—	—	—	—	—	—
2.20%	—	—	—	—	—	—	—	—
2.25%	—	—	—	—	—	—	—	—
2.30%	—	—	—	—	—	—	—	—
2.35%	—	—	—	—	—	—	—	—
2.40%	—	—	—	—	—	—	—	—

Totals	$35,816	1,515	18,147	121,507	238,797	187,846	71,368	328,310

	NVITIDModAg6	NVITIDModCon6	NVITMdCpGr3	NVITMyMkt2	NVITSmCapGr3	_NVITSmCapVal3	NVITSmComp3	NVITNWFund3
0.45%	$—	—	—	22	—	—	—	—
0.80%	—	—	—	1	—	—	—	—
1.15%	43,591	9,785	2,239	689,075	1,672	2,645	10,858	6,839
1.20%	—	—	—	10	—	—	—	—
(Continued)

34

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	NVITIDModAg6	NVITIDModCon6	NVITMdCpGr3	NVITMyMkt2	NVITSmCapGr3	NVITSmCapVal3	NVITSmComp3	NVITNWFund3
1.25%	—	—	—	21	—	—	—	—
1.30%	—	—	—	—	—	—	—	—
1.35%	55,523	20,395	9,282	1,164,146	3,897	4,903	17,406	5,085
1.40%	16,542	22,556	2,846	213,879	1,518	2,390	4,554	2,271
1.50%	1	—	—	56,190	—	—	1	1
1.55%	18,083	5,062	1,036	396,273	11	675	2,254	384
1.60%	29,096	22,925	2,096	373,183	781	2,117	5,374	442
1.65%	—	—	—	1,349	—	—	—	—
1.70%	1	—	—	69,506	—	—	—	—
1.75%	—	—	—	25,675	—	—	—	—
1.80%	27,809	14,813	501	318,718	527	769	11,502	1,701
1.85%	20,506	6,418	1,419	118,430	418	4,305	5,978	6,456
1.90%	4	—	—	23,333	—	—	—	—
1.95%	—	5	—	18,005	—	—	—	—
2.00%	1,788	145	—	44,271	—	487	86	120
2.05%	10,792	2,446	313	41,080	24	392	37	—
2.10%	—	—	—	17	—	—	—	—
2.15%	10	—	—	14,401	—	—	15	—
2.20%	—	—	—	6,744	—	—	—	—
2.25%	—	—	—	48	—	—	—	—
2.30%	—	—	—	22	—	—	—	—
2.35%	—	—	—	7,883	—	—	—	—
2.40%	—	—	—	1,248	—	—	—	—

Totals	$223,746	104,550	19,732	3,583,530	8,848	18,683	58,065	23,299

	RyAbsRtStr	RyAmerigo	RyBank	RyBasicM	RyBero	RyBioTech	RyClermont	RyCommStr
0.45%	$—	—	—	—	—	—	—	—
0.80%	3	3	—	—	1	—	—	2
1.15%	28,959	14,962	5,523	82,704	1,106	11,280	5,491	15,150
1.20%	—	—	—	34	—	—	—	—
1.25%	—	—	—	—	—	—	—	2
1.30%	—	—	—	—	—	—	—	—
1.35%	25,901	22,483	32,994	123,011	3,224	36,926	5,521	25,106
1.40%	5,586	3,779	7,204	26,097	3,648	4,586	4,592	2,704
1.50%	59,434	197	15,471	56,057	45	5	36	59,389
1.55%	7,845	7,887	4,821	25,760	898	6,271	2,211	5,840
1.60%	13,288	5,388	4,021	20,631	94	4,306	2,091	5,613
1.65%	435	—	5	8	—	—	—	—
1.70%	113,697	5,082	27,204	91,985	567	1	693	99,028
1.75%	8,761	193	9,603	36,962	117	—	46	10,937
1.80%	13,162	3,941	7,300	25,931	663	12,249	229	4,717
1.85%	778	700	911	14,969	328	16,376	66	2,014
1.90%	45,504	2	9,055	31,150	—	—	—	30,767
1.95%	26,834	143	10,618	35,789	—	133	—	20,495
2.00%	4,927	345	308	4,922	49	1,436	—	485
2.05%	120	7	7	3,991	6	819	—	41
2.10%	—	—	5	14	—	—	—	6
2.15%	8,560	—	6,141	20,313	—	17	—	14,029
2.20%	625	—	3,492	12,973	—	135	—	1,307
2.25%	—	38	—	—	47	—	54	—
2.30%	14	17	—	—	21	—	25	3
2.35%	5,378	—	682	2,236	—	—	—	6,301
2.40%	—	29	1,205	3,966	29	—	41	19

Totals	$369,811	65,196	146,570	619,503	10,843	94,540	21,096	303,955

	RyConsProd	RyDow2x	RyElec	RyEnergy	RyEnSvc	RyEuroStr	RyFinSvc	RyGvtLgBd
0.45%	$—	—	—	—	—	—	—	—
0.80%	—	—	—	1	—	—	—	2
1.15%	12,960	33,172	5,622	71,171	78,982	93,396	17,505	41,960
1.20%	—	—	—	—	54	8	—	—
1.25%	—	—	—	9	2	—	—	—
1.30%	—	—	—	—	—	—	—	—
1.35%	36,690	94,050	21,269	117,683	152,147	155,347	67,105	44,067
1.40%	4,447	4,674	1,208	23,879	29,543	32,412	6,874	9,283
1.50%	46,510	64	7,957	42,676	27,290	16,636	52,297	69,756
1.55%	4,974	17,058	1,819	22,484	29,353	34,326	10,190	12,960
1.60%	4,272	34,620	1,504	20,932	22,110	63,066	11,382	23,122
1.65%	13	61	—	25	51	119	2	4
(Continued)

35

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	RyConsProd	RyDow2x	RyElec	RyEnergy	RyEnSvc	RyEuroStr	RyFinSvc	RyGvtLgBd
1.70%	72,833	147	7,289	60,930	43,077	14,466	75,527	97,329
1.75%	26,866	—	3,793	23,906	17,547	13,069	28,484	30,917
1.80%	7,007	22,603	13,248	22,312	25,014	40,539	17,169	26,612
1.85%	2,450	4,606	896	11,263	30,595	14,840	5,041	5,456
1.90%	25,143	116	3,457	21,680	15,049	7,907	26,984	31,078
1.95%	27,348	11	2,440	22,664	16,391	7,363	28,589	20,446
2.00%	944	2,811	453	3,870	5,296	8,126	2,504	4,547
2.05%	2,684	4,335	—	5,763	1,748	9,484	3,438	364
2.10%	28	—	9	29	9	5	32	—
2.15%	16,385	651	2,063	13,890	9,598	4,274	17,798	19,346
2.20%	10,461	—	1,663	9,065	5,847	5,072	12,790	6,226
2.25%	4	—	—	2	—	6	2	—
2.30%	2	—	—	1	—	2	1	21
2.35%	2,460	—	972	2,672	1,127	1,556	3,630	11,275
2.40%	2,767	—	197	2,123	1,676	1,069	2,939	04

Totals	$307,248	218,979	75,859	499,030	512,506	523,088	390,283	455,475

	RyHealthC	RyHedgeEq	RyInternet	RyInDow2x	RyInGovLB	RyInMidCap	RyInOTC	RyInRus2000
0.45%	$—	—	—	—	—	—	—	—
0.80%	1	1	—	—	—	—	—	—
1.15%	23,416	16,231	16,322	17,925	26,657	6,021	27,966	14,844
1.20%	—	—	—	—	—	—	—	—
1.25%	2	—	8	—	—	—	—	—
1.30%	—	—	—	—	—	—	—	—
1.35%	105,812	18,442	40,532	41,027	25,226	16,940	64,876	30,991
1.40%	13,519	4,159	7,722	2,023	5,680	1,262	7,154	2,788
1.50%	45,359	25,223	8,830	—	4,049	—	—	—
1.55%	10,582	4,028	8,941	5,269	4,917	1,781	8,936	4,839
1.60%	9,933	12,523	5,969	10,099	10,772	1,754	25,090	3,239
1.65%	2	18	13	17	40	2	49	34
1.70%	70,847	49,006	12,749	52	3,398	—	—	—
1.75%	24,316	3,480	6,440	—	3,107	—	—	—
1.80%	20,085	10,958	6,747	7,872	8,007	1,884	16,372	4,651
1.85%	3,462	817	2,466	2,012	1,133	487	3,838	870
1.90%	23,938	19,549	4,744	—	1,850	—	—	—
1.95%	25,881	11,363	5,021	3	1,853	—	—	—
2.00%	2,863	3,198	1,388	1,730	557	253	1,966	1,091
2.05%	432	120	122	1,751	686	—	741	54
2.10%	30	—	—	—	—	—	—	—
2.15%	15,914	3,845	3,005	(1)	1,043	—	3	2
2.20%	9,999	194	2,110	—	884	—	—	—
2.25%	2	—	—	—	—	—	—	—
2.30%	1	13	—	—	—	—	—	—
2.35%	2,609	2,257	436	—	363	—	—	—
2.40%	2,491	—	479	—	268	—	—	—

Totals	$411,496	185,425	134,044	89,779	100,490	30,384	156,991	63,403

	RyInSP500	RyJapanStr	RyLgCapGr	RyLgCapVal	RyLeisure	RyMidCapStr	RyMidCapGr	RyMidCapVal
0.45%	$—	—	—	—	—	—	—	—
0.80%	—	—	—	—	—	—	—	—
1.15%	30,935	19,339	21,535	42,046	16,064	45,996	29,313	28,308
1.20%	—	—	—	—	—	—	—	—
1.25%	—	—	—	—	—	—	—	—
1.30%	—	—	—	—	—	—	—	—
1.35%	40,709	56,921	71,308	86,087	29,695	97,826	48,163	39,503
1.40%	18,844	16,838	6,085	9,064	11,436	29,787	5,149	3,861
1.50%	22,177	9,022	1,269	13,743	42,227	15	4,763	10,774
1.55%	10,908	13,475	14,415	32,213	5,756	33,606	27,549	18,314
1.60%	9,556	23,470	15,485	23,987	5,185	32,406	31,158	27,265
1.65%	53	26	—	44	1	7	2	20
1.70%	38,253	14,747	3,132	15,762	72,354	295	6,168	13,550
1.75%	14,762	4,912	261	9,218	27,977	14	3,146	6,711
1.80%	11,614	19,688	19,863	22,968	2,741	19,392	5,355	11,864
1.85%	3,389	2,751	929	3,426	4,264	4,725	1,058	4,109
1.90%	12,585	4,725	2,232	7,542	23,964	2	3,614	6,115
1.95%	15,655	2,225	1,289	6,797	28,596	5	3,036	5,293
2.00%	2,582	2,070	1,074	2,515	1,709	8,634	1,330	1,638
2.05%	976	2,296	43	141	2,718	5,274	165	52
(Continued)

36

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	RyInSP500	RyJapanStr	RyLgCapGr	RyLgCapVal	RyLeisure	RyMidCapStr	RyMidCapGr	RyMidCapVal
2.10%	—	6	—	—	4	—	—	—
2.15%	8,811	1,600	310	3,518	16,162	32	1,190	2,612
2.20%	5,140	831	19	4,531	10,469	—	778	2,475
2.25%	—	—	—	—	—	6	—	—
2.30%	—	—	—	—	—	2	—	—
2.35%	607	323	138	1,371	1,491	—	454	1,005
2.40%	1,329	—	—	735	3,199	3	219	518

Totals	$248,885	195,265	159,387	285,708	306,012	278,027	172,610	183,987

	RyMCpCoreEq	RyNova	RyOTC2x	RyOTC	RyPrecMet	RyRealEst	RyRetail	RyRuss2000
0.45%	$—	—	—	—	—	—	—	—
0.80%	1	5	—	—	—	2	—	—
1.15%	4,775	50,680	39,796	38,275	65,156	39,967	3,425	65,236
1.20%	—	—	—	—	—	9	—	—
1.25%	—	—	—	8	2	—	—	—
1.30%	—	—	—	—	—	—	—	—
1.35%	10,621	124,733	114,730	56,528	120,636	75,942	9,363	72,314
1.40%	1,956	26,507	9,684	7,293	31,208	21,410	777	22,348
1.50%	17,720	112,732	65	5,750	10,936	65,275	35,934	1,960
1.55%	6,363	12,289	13,919	9,757	22,065	18,695	1,018	32,441
1.60%	2,605	31,895	25,046	28,483	34,344	22,290	1,579	30,950
1.65%	30	—	63	292	—	35	1	75
1.70%	29,311	153,532	26	4,954	17,713	115,782	56,765	3,079
1.75%	9,961	28,217	—	4,822	6,891	26,527	21,178	1,085
1.80%	3,888	26,100	32,469	27,289	35,889	21,213	1,920	15,627
1.85%	76	6,401	5,964	751	8,740	7,007	3,245	5,984
1.90%	9,524	38,839	—	2,751	5,968	42,291	19,552	1,082
1.95%	3,986	27,825	14	2,452	6,508	35,809	21,878	284
2.00%	293	3,995	3,006	3,989	4,146	4,003	648	3,414
2.05%	648	5,451	3,118	157	1,081	736	141	2,756
2.10%	—	—	—	—	55	11	14	—
2.15%	3,335	26,831	2	1,557	3,943	17,421	12,973	528
2.20%	1,460	2,449	—	1,677	2,487	8,724	8,430	217
2.25%	—	11	—	—	—	—	—	—
2.30%	3	6	—	—	—	5	—	—
2.35%	541	14,624	1	532	429	4,369	1,962	30
2.40%	—	9	—	354	573	2,505	2,407	—

Totals	$107,097	693,131	247,903	197,671	378,770	530,028	203,210	259,410

	RyDySP500	RySectRot	RySmCapGr	RySmCapVal	RyStrDolStr	RyTech	RyTele	RyTrans
0.45%	$—	—	—	—	—	—	—	—
0.80%	—	—	—	—	—	1	—	—
1.15%	24,703	58,623	17,112	17,358	1,851	22,759	29,395	6,174
1.20%	—	—	—	—	—	—	—	—
1.25%	—	8	—	—	—	—	—	—
1.30%	—	—	—	—	—	—	—	—
1.35%	95,105	75,745	18,211	19,872	3,081	135,895	84,821	25,856
1.40%	22,762	21,373	4,494	4,881	773	11,573	14,019	3,641
1.50%	58	14,468	898	2,240	—	25,304	48,491	39,606
1.55%	15,012	64,534	14,296	10,144	1,617	8,195	9,716	7,364
1.60%	14,569	33,287	21,581	19,471	526	9,152	11,566	3,832
1.65%	79	56	—	39	—	—	20	2
1.70%	37	28,154	2,241	5,125	—	24,375	76,892	61,228
1.75%	—	939	125	500	—	11,754	31,012	21,227
1.80%	12,712	98,894	6,044	7,237	5,585	18,892	18,998	9,201
1.85%	18,513	7,310	702	3,515	228	3,129	7,015	2,538
1.90%	69	8,573	1,188	1,991	—	11,330	26,641	21,045
1.95%	16	5,504	1,122	1,392	—	8,515	29,998	22,663
2.00%	1,334	7,011	585	217	361	806	2,871	1,110
2.05%	2,586	2,123	15	—	37	295	535	3,236
2.10%	—	—	—	—	—	28	12	26
2.15%	2	3,788	195	472	12	6,375	17,391	13,946
2.20%	—	197	4	50	—	5,624	11,316	8,601
2.25%	—	—	—	—	—	2	—	—
2.30%	—	—	—	—	—	1	—	—
2.35%	—	811	102	229	—	2,853	2,269	2,445
2.40%	—	—	—	—	—	655	3,284	2,307

Totals	$207,557	431,398	88,915	94,733	14,071	307,513	426,262	256,048

(Continued)

37

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	RyUtil	RyWeakDol
0.45%	$—	—
0.80%	—	—
1.15%	44,026	10,380
1.20%	17	—
1.25%	10	—
1.30%	—	—
1.35%	104,840	19,469
1.40%	18,832	10,211
1.50%	47,849	3,244
1.55%	21,031	3,020
1.60%	25,792	2,794
1.65%	3	3
1.70%	79,369	2,749
1.75%	30,713	2,622
1.80%	38,106	2,480
1.85%	28,765	1,059
1.90%	26,885	1,512
1.95%	30,814	1,379
2.00%	2,744	1,652
2.05%	4,367	426
2.10%	9	—
2.15%	17,638	837
2.20%	11,228	694
2.25%	4	—
2.30%	2	—
2.35%	1,921	295
2.40%	3,360	197

Totals	$538,325	65,023

(3)	Related Party Transactions
The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2007 and 2006, total transfers to the Account from the fixed account were $2,584,569 and $3,905,341, respectively, and total transfers from the Account to the fixed account were $2,600,815 and $4,179,443, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $518,664 and $1,132,484 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2007 and 2006, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For Purchase Payment Credits, the Company contributed $2,500 and $0 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2007 and 2006, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

For guaranteed minimum death benefits, the Company contributed $112,219 and $145,914 and to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2007 and 2006, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(Continued)

38

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights
The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns.The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2007. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century VP – Income & Growth Fund – Class III
2007	1.15% to 2.05%	511,898	$13.90 to 13.22	$7,000,632	2.11%	-1.22% to -2.07%
2006	1.15% to 2.05%	697,047	14.07 to 13.50	9,683,792	1.29%	15.74% to 14.74%
2005	1.15% to 2.05%	460,611	12.16 to 11.77	5,538,170	1.59%	3.43% to 2.54%
2004	1.15% to 2.05%	315,833	11.76 to 11.48	3,685,371	1.17%	11.69% to 10.77%
2003	1.15% to 2.05%	159,457	10.53 to 10.36	1,668,821	0.23%	27.87% to 26.70%

American Century VP – Ultra® Fund – Class III
2007	1.15% to 2.05%	185,781	12.43 to 11.81	2,265,496	0.00%	19.64% to 18.59%
2006	1.15% to 2.05%	185,778	10.39 to 9.96	1,911,057	0.00%	-4.39% to -5.26%
2005	1.15% to 2.05%	284,912	10.87 to 10.51	3,068,548	0.00%	1.00% to 0.10%
2004	1.15% to 2.05%	90,454	10.76 to 10.50	966,536	0.00%	9.41% to 8.49%
2003	1.15% to 2.05%	34,588	9.84 to 9.68	338,713	0.00%	23.50% to 22.35%

American Century VP – Value Fund – Class III
2007	1.15% to 2.05%	707,354	14.23 to 13.54	9,883,316	1.90%	-6.24% to -7.04%
2006	1.15% to 2.05%	1,105,290	15.18 to 14.57	16,567,282	0.96%	17.29% to 16.28%
2005	1.15% to 2.05%	671,652	12.94 to 12.53	8,593,733	0.73%	3.83% to 2.93%
2004	1.15% to 2.05%	516,992	12.46 to 12.17	6,386,499	0.62%	13.02% to 12.09%
2003	1.15% to 2.05%	165,937	11.03 to 10.86	1,819,797	0.72%	27.48% to 26.32%

Fidelity® VIP – Equity-Income Portfolio – Service Class 2 R
2007	1.15% to 2.05%	923,301	14.35 to 13.65	13,064,438	1.53%	0.10% to -0.75%
2006	1.15% to 2.05%	1,195,976	14.33 to 13.75	16,960,523	2.85%	18.51% to 17.50%
2005	1.15% to 2.05%	785,938	12.09 to 11.70	9,416,625	1.24%	4.40% to 3.49%
2004	1.15% to 2.05%	478,682	11.58 to 11.31	5,497,773	0.99%	9.89% to 8.99%
2003	1.15% to 2.05%	170,311	10.54 to 10.38	1,784,156	1.49%	28.62% to 27.43%

Fidelity® VIP – Growth Portfolio – Service Class 2 R
2007	1.15% to 2.20%	1,427,016	13.70 to 12.90	19,260,131	0.33%	25.19% to 23.94%
2006	1.15% to 2.05%	449,694	10.94 to 10.49	4,853,304	0.23%	5.36% to 4.44%
2005	1.15% to 2.05%	509,898	10.38 to 10.04	5,245,505	0.20%	4.31% to 3.38%
2004	1.15% to 2.05%	260,018	9.95 to 9.71	2,564,583	0.16%	1.94% to 1.08%
2003	1.15% to 2.05%	130,748	9.76 to 9.61	1,269,769	0.06%	30.98% to 29.75%

Fidelity® VIP II – Contrafund® Portfolio – Service Class 2 R
2007	1.15% to 2.20%	1,869,163	18.37 to 17.33	33,799,687	0.84%	15.94% to 14.77%
2006	1.15% to 2.05%	1,648,597	15.84 to 15.21	25,762,342	1.06%	10.15% to 9.22%
2005	1.15% to 2.05%	1,351,898	14.38 to 13.93	19,245,745	0.12%	15.34% to 14.36%
2004	1.15% to 2.05%	562,720	12.47 to 12.18	6,958,966	0.17%	13.82% to 12.88%
2003	1.15% to 2.05%	237,814	10.96 to 10.79	2,592,565	0.14%	26.71% to 25.56%

Legg Mason Partners VET – Fundamental Value Portfolio – Class I
2003	1.30%	2,967	21.23	62,996	0.41%	36.84%

Legg Mason Partners VET – International All Cap Opportunity Portfolio
2007	1.30%	5,193	16.26	84,432	0.98%	4.95%
2006	1.30%	5,194	15.49	80,464	2.18%	24.23%
2005	1.30%	5,195	12.47	64,785	1.38%	10.27%
2004	1.30%	5,196	11.31	58,764	0.78%	16.34%
2003	1.30%	7,357	9.72	71,521	1.02%	25.80%

Legg Mason Partners VET – Investors Portfolio – Class I
2007	1.30%	384,388	9.75	3,748,550	2.56%	-2.48	% (a) (b)
(Continued)

39

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Legg Mason Partners VIT – Money Market Portfolio
2007	1.30%	8,536	$13.38	$114,231	4.79%	3.55%
2006	1.30%	8,955	12.92	115,735	4.64%	3.26%
2005	1.30%	8,963	12.52	112,177	2.57%	1.47%
2004	1.30%	10,348	12.33	127,637	0.59%	-0.43%
2003	1.30%	24,081	12.39	298,317	0.65%	-0.65%

Legg Mason Partners VP III, Inc. – Large Cap Value Portfolio
2006	1.30%	221,976	19.02	4,221,010	1.21%	16.74%
2005	1.30%	249,867	16.29	4,070,124	1.52%	5.11%
2004	1.30%	280,779	15.50	4,351,174	1.75%	9.19%
2003	1.30%	334,493	14.19	4,747,267	1.62%	25.94%

Nationwide VIT – Federated High Income Bond Fund – Class III
2007	1.15% to 2.05%	757,438	11.26 to 11.39	8,528,143	8.57%	1.98% to 1.08%
2006	1.15% to 2.05%	473,318	11.04 to 11.27	5,225,528	8.47%	9.33% to 8.37%
2005	1.15% to 1.80%	100,662	10.10 to 10.42	1,019,789	3.80%	1.00% to 0.85	% (a) (b)

Nationwide VIT – Government Bond Fund – Class III
2007	1.15% to 2.05%	1,498,890	12.26 to 11.65	18,090,271	4.98%	5.92% to 4.97%
2006	1.15% to 2.05%	1,131,842	11.58 to 11.10	12,931,905	4.34%	2.16% to 1.24%
2005	1.15% to 2.05%	936,308	11.33 to 10.97	10,497,329	4.39%	2.00% to 1.09%
2004	1.15% to 2.00%	621,353	11.11 to 10.86	6,853,796	6.24%	2.08% to 1.21%
2003	1.15% to 2.05%	407,518	10.88 to 10.72	4,411,443	4.68%	0.94% to 0.05%

Nationwide VIT – Investor Destinations Aggressive Fund – Class VI
2007	1.15% to 2.05%	783,334	14.45 to 14.00	11,139,666	2.15%	4.74% to 3.84%
2006	1.15% to 2.05%	824,418	13.79 to 13.48	11,235,970	2.12%	15.58% to 14.59%
2005	1.15% to 2.05%	613,612	11.93 to 11.76	7,279,159	2.12%	6.72% to 5.80%
2004	1.15% to 1.60%	39,336	11.18 to 11.15	439,389	2.34%	11.83% to 11.49	% (a) (b)

Nationwide VIT – Investor Destinations Conservative Fund – Class VI
2007	1.15% to 2.05%	462,812	11.57 to 11.20	5,293,897	3.14%	4.21% to 3.28%
2006	1.15% to 2.05%	536,836	11.11 to 10.85	5,917,114	3.47%	4.92% to 3.98%
2005	1.15% to 2.05%	436,065	10.59 to 10.43	4,594,448	3.38%	2.20% to 1.30%
2004	1.15% to 2.00%	140,679	10.36 to 10.30	1,453,807	2.72%	3.59% to 3.01	% (a) (b)

Nationwide VIT – Investor Destinations Moderate Fund – Class VI
2007	1.15% to 2.05%	1,764,416	12.95 to 12.54	22,604,032	2.82%	4.48% to 3.57%
2006	1.15% to 2.05%	1,684,346	12.40 to 12.11	20,706,119	2.59%	10.17% to 9.21%
2005	1.15% to 2.05%	1,398,649	11.25 to 11.09	15,655,434	2.56%	4.29% to 3.38%
2004	1.15% to 2.05%	871,310	10.79 to 10.72	9,380,597	2.58%	7.89% to 7.25	% (a) (b)

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class VI
2007	1.15% to 2.05%	1,115,759	13.86 to 13.42	15,292,382	2.77%	4.93% to 4.03%
2006	1.15% to 2.05%	899,550	13.20 to 12.90	11,793,869	2.33%	13.25% to 12.27%
2005	1.15% to 2.05%	641,708	11.66 to 11.49	7,447,383	2.38%	5.93% to 5.01%
2004	1.15% to 2.05%	250,509	11.01 to 10.94	2,751,078	2.08%	10.08% to 9.42	% (a) (b)

Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class VI
2007	1.15% to 2.05%	880,836	12.26 to 11.87	10,665,870	3.47%	4.60% to 3.68%
2006	1.15% to 2.05%	309,482	11.72 to 11.45	3,599,791	2.83%	7.15% to 6.21%
2005	1.15% to 2.05%	386,892	10.94 to 10.78	4,204,984	4.35%	3.45% to 2.54%
2004	1.15% to 1.85%	68,049	10.58 to 10.53	717,830	2.65%	5.76% to 5.27	% (a) (b)

Nationwide VIT – Mid Cap Growth Fund – Class III
2007	1.15% to 2.05%	105,552	14.20 to 13.50	1,475,992	0.00%	7.71% to 6.78%
2006	1.15% to 2.05%	100,288	13.18 to 12.64	1,306,345	0.00%	8.67% to 7.74%
2005	1.15% to 2.05%	113,885	12.13 to 11.73	1,368,323	0.00%	8.47% to 7.55%
2004	1.15% to 2.05%	126,295	11.18 to 10.91	1,400,829	0.00%	13.99% to 13.04%
2003	1.15% to 2.05%	76,349	9.81 to 9.65	745,472	0.00%	38.63% to 37.35%

Nationwide VIT – Money Market Fund – Class II
2007	0.45% to 2.40%	23,647,331	10.14 to 9.69	243,632,327	4.56%	1.44% to 1.76	% (a)
2006	1.15% to 2.40%	20,692,057	10.17 to 9.52	207,345,677	5.21%	2.91% to 1.63%
2005	1.15% to 2.40%	24,895,689	9.89 to 9.37	243,237,085	2.98%	1.09% to -0.18%
2004	1.15% to 2.40%	19,266,017	9.78 to 9.38	186,613,831	0.62%	-0.74% to -1.99%
2003	1.15% to 2.40%	15,999,562	9.85 to 9.57	156,575,786	0.18%	-0.97% to -2.22%
(Continued)

40

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class III
2007	1.15% to 1.85%	48,203	$12.63 to 12.14	$600,992	0.00%	8.54% to 7.81%
2006	1.15% to 2.05%	57,842	11.64 to 11.16	665,642	0.00%	2.04% to 1.15%
2005	1.15% to 2.05%	73,636	11.40 to 11.03	832,039	0.00%	6.76% to 5.85%
2004	1.15% to 2.05%	93,866	10.68 to 10.42	996,846	0.00%	12.11% to 11.16%
2003	1.15% to 2.05%	103,064	9.53 to 9.37	977,782	0.00%	32.56% to 31.32%

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class III
2007	1.15% to 2.05%	70,779	13.95 to 13.27	968,345	1.15%	-8.00% to -8.81%
2006	1.15% to 2.05%	97,392	15.17 to 14.55	1,456,266	0.48%	16.02% to 15.03%
2005	1.15% to 2.05%	110,485	13.07 to 12.65	1,428,243	0.05%	1.88% to 1.00%
2004	1.15% to 2.05%	159,275	12.83 to 12.52	2,029,370	0.00%	16.02% to 15.11%
2003	1.15% to 2.05%	200,087	11.06 to 10.88	2,202,929	0.00%	54.98% to 53.55%

Nationwide VIT – Multi-Manager Small Company Fund – Class III
2007	1.15% to 2.05%	185,353	15.99 to 15.22	2,922,660	0.02%	0.93% to 0.05%
2006	1.15% to 2.05%	308,338	15.84 to 15.21	4,817,248	0.19%	10.78% to 9.84%
2005	1.15% to 2.05%	178,517	14.30 to 13.85	2,534,040	0.00%	11.02% to 10.09%
2004	1.15% to 2.05%	131,645	12.88 to 12.58	1,681,038	0.00%	17.69% to 16.74%
2003	1.15% to 2.05%	106,111	10.95 to 10.77	1,154,499	0.00%	39.37% to 38.10%

Nationwide VIT – Nationwide Fund – Class III
2007	1.15% to 2.00%	93,336	14.16 to 13.50	1,295,408	1.12%	6.97% to 6.11%
2006	1.15% to 2.00%	132,523	13.24 to 12.73	1,734,018	0.85%	12.40% to 11.49%
2005	1.15% to 2.00%	133,824	11.77 to 11.41	1,559,758	0.80%	6.12% to 5.26%
2004	1.15% to 2.00%	75,896	11.10 to 10.84	831,866	1.27%	8.57% to 7.71%
2003	1.15% to 2.05%	79,403	10.22 to 10.06	805,109	0.84%	26.02% to 24.86%

Rydex Variable Trust Portfolios – Absolute Return Strategies Fund
2007	0.80% to 2.35%	2,157,687	10.06 to 10.63	23,274,631	3.97%	0.65% to 1.41	% (a)
2006	1.15% to 2.35%	1,729,823	10.62 to 10.48	18,276,840	2.05%	5.42% to 4.17%
2005	1.15% to 2.00%	129,898	10.07 to 10.06	1,307,443	0.00%	0.70% to 0.63	% (a) (b)

Rydex Variable Trust Portfolios – Amerigo Fund
2007	0.80% to 2.40%	925,019	10.54 to 11.12	10,393,020	0.71%	5.45% to 11.07	% (a)

Rydex Variable Trust Portfolios – Banking Fund
2007	0.80% to 2.40%	592,327	8.33 to 10.52	6,620,044	1.39%	-16.66% to -28.86	% (a)
2006	1.15% to 2.40%	1,143,218	15.78 to 14.79	17,637,738	2.08%	9.97% to 8.62%
2005	1.15% to 2.40%	771,920	14.35 to 13.61	10,819,183	1.22%	-3.88% to -5.07%
2004	1.15% to 2.40%	1,060,424	14.92 to 14.34	15,542,844	0.36%	13.42% to 12.08%
2003	1.15% to 2.40%	1,030,036	13.16 to 12.80	13,385,712	0.52%	30.23% to 28.61%

Rydex Variable Trust Portfolios – Basic Materials Fund
2007	0.80% to 2.40%	1,894,999	11.11 to 22.74	45,459,701	0.14%	11.06% to 30.88	% (a)
2006	1.15% to 2.40%	1,734,363	18.53 to 17.38	31,444,748	1.00%	20.89% to 19.45%
2005	1.15% to 2.40%	1,129,476	15.33 to 14.55	16,977,993	0.26%	2.85% to 1.60%
2004	1.15% to 2.40%	2,143,041	14.91 to 14.32	31,429,749	0.03%	19.44% to 18.06%
2003	1.15% to 2.40%	1,218,961	12.48 to 12.13	15,104,537	0.02%	29.95% to 28.26%

Rydex Variable Trust Portfolios – Berolina Fund
2007	0.80% to 2.40%	241,098	10.82 to 10.70	2,596,044	0.00%	8.16% to 7.01	% (a) (b)

Rydex Variable Trust Portfolios – Biotechnology Fund
2007	1.15% to 2.15%	942,389	9.36 to 8.77	8,602,365	0.00%	3.20% to 2.16%
2006	1.15% to 2.20%	766,752	9.07 to 8.57	6,800,621	0.00%	-4.43% to -5.41%
2005	1.15% to 2.40%	2,034,867	9.49 to 8.98	18,964,096	0.00%	9.40% to 8.02%
2004	1.15% to 2.05%	410,235	8.67 to 8.41	3,526,373	0.00%	-0.06% to -0.92%
2003	1.15% to 2.40%	979,925	8.68 to 8.42	8,402,662	0.00%	40.48% to 38.67%

Rydex Variable Trust Portfolios – Clermont Fund
2007	0.80% to 2.40%	183,136	10.27 to 10.38	1,920,893	3.66%	2.68% to 3.69	% (a)

Rydex Variable Trust Portfolios – Commodities Strategy Fund
2007	0.80% to 2.40%	3,045,583	11.91 to 9.02	27,997,886	0.00%	19.10% to 27.80	% (a)
2006	1.15% to 2.35%	2,092,686	7.18 to 7.06	14,920,253	0.00%	-18.82% to -19.85%
2005	1.15% to 2.35%	1,797,935	8.84 to 8.81	15,873,627	0.64%	-11.59% to -11.86	% (a) (b)
(Continued)

41

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust Portfolios – Consumer Products Fund
2007	0.80% to 2.40%	1,411,731	$ 10.78 to 15.47	$22,868,744	1.61%	7.79% to 8.47	% (a)
2006	1.15% to 2.40%	1,420,963	15.22 to 14.26	21,139,565	0.94%	16.08% to 14.65%
2005	1.15% to 2.40%	846,312	13.11 to 12.44	10,816,844	0.47%	-1.54% to -2.75%
2004	1.15% to 2.40%	1,275,298	13.31 to 12.79	16,692,929	0.04%	12.00% to 10.67%
2003	1.15% to 2.40%	498,453	11.89 to 11.55	5,859,949	0.08%	20.46% to 18.93%

Rydex Variable Trust Portfolios – Dow 2x Strategy Fund
2007	1.15% to 2.05%	1,178,525	14.14 to 13.70	16,505,318	0.83%	6.90% to 6.03%
2006	1.15% to 2.15%	1,299,147	13.23 to 12.89	17,058,249	0.76%	29.05% to 27.81%
2005	1.15% to 2.05%	528,954	10.25 to 10.10	5,400,561	0.71%	-4.91% to -5.76%
2004	1.15% to 2.05%	641,605	10.78 to 10.72	6,907,611	8.79%	7.82% to 7.17	% (a) (b)

Rydex Variable Trust Portfolios – Electronics Fund
2007	0.80% to 2.40%	177,430	9.04 to 8.67	1,617,857	0.00%	-9.59% to -4.84	% (a)
2006	1.15% to 2.40%	241,200	9.75 to 9.11	2,293,531	0.00%	1.31% to 0.07%
2005	1.15% to 2.40%	623,214	9.63 to 9.11	5,874,067	0.00%	2.68% to 1.33%
2004	1.15% to 2.40%	703,576	9.37 to 8.99	6,534,146	0.00%	-22.88% to -23.84%
2003	1.15% to 2.40%	1,114,654	12.16 to 11.80	13,425,457	0.00%	67.87% to 65.57%

Rydex Variable Trust Portfolios – Energy Fund
2007	0.80% to 2.40%	1,787,020	11.34 to 25.93	48,872,378	0.00%	13.37% to 30.09	% (a)
2006	1.15% to 2.40%	1,497,573	21.24 to 19.93	31,118,572	0.00%	10.64% to 9.34%
2005	1.15% to 2.40%	1,965,737	19.20 to 18.23	37,034,830	0.02%	36.95% to 35.41%
2004	1.15% to 2.40%	2,467,542	14.02 to 13.46	34,037,274	0.01%	30.75% to 29.25%
2003	1.15% to 2.40%	1,407,669	10.72 to 10.42	14,938,467	0.00%	21.60% to 20.05%

Rydex Variable Trust Portfolios – Energy Services Fund
2007	0.80% to 2.40%	1,302,965	10.76 to 31.57	43,367,729	0.00%	7.63% to 33.89	% (a)
2006	1.15% to 2.40%	762,447	25.11 to 23.58	18,870,570	0.00%	9.71% to 8.45%
2005	1.15% to 2.40%	1,742,365	22.89 to 21.75	39,235,726	0.00%	46.60% to 44.95%
2004	1.15% to 2.40%	578,680	15.61 to 15.00	8,944,842	0.00%	32.20% to 30.65%
2003	1.15% to 2.05%	285,215	11.81 to 11.58	3,352,149	0.00%	7.17% to 6.16%

Rydex Variable Trust Portfolios – Europe 1.25x Strategy Fund
2007	0.80% to 2.40%	1,920,923	10.39 to 17.71	36,071,440	2.40%	3.91% to 10.43	% (a)
2006	1.15% to 2.40%	2,192,359	17.12 to 16.04	36,864,640	2.12%	28.02% to 26.51%
2005	1.15% to 2.40%	1,207,475	13.37 to 12.68	15,928,613	0.25%	5.14% to 3.88%
2004	1.15% to 2.40%	1,888,067	12.72 to 12.20	23,728,720	17.67%	14.82% to 13.49%
2003	1.15% to 2.40%	1,241,111	11.08 to 10.75	13,657,286	25.55%	41.43% to 39.58%

Rydex Variable Trust Portfolios – Financial Services Fund
2007	0.80% to 2.40%	1,165,736	8.91 to 11.36	13,994,254	1.06%	-10.88% to -20.75	% (a)
2006	1.15% to 2.40%	2,399,247	15.30 to 14.33	35,797,623	1.28%	15.39% to 14.00%
2005	1.15% to 2.40%	1,940,222	13.26 to 12.57	25,144,304	0.58%	2.19% to 0.94%
2004	1.15% to 2.40%	2,215,554	12.97 to 12.46	28,208,416	0.21%	15.77% to 14.41%
2003	1.15% to 2.40%	666,736	11.20 to 10.89	7,386,468	0.11%	27.44% to 25.82%

Rydex Variable Trust Portfolios – Government Long Bond 1.2x Strategy Fund
2007	0.80% to 2.40%	2,018,451	10.97 to 12.13	25,810,098	3.65%	9.70% to 7.11	% (a)
2006	1.15% to 2.40%	2,477,009	12.09 to 11.32	29,166,507	3.73%	-4.26% to -5.49%
2005	1.15% to 2.35%	2,933,150	12.63 to 12.00	36,425,360	3.04%	6.45% to 5.21%
2004	1.15% to 2.35%	1,812,323	11.86 to 11.41	21,283,468	3.65%	7.12% to 5.82%
2003	1.15% to 2.35%	1,181,842	11.07 to 10.78	12,990,386	2.96%	-2.21% to -3.35%

Rydex Variable Trust Portfolios – Health Care Fund
2007	0.80% to 2.40%	1,987,359	10.17 to 11.35	23,750,436	0.00%	1.66% to 3.51	% (a)
2006	1.15% to 2.40%	2,061,198	11.72 to 10.97	23,616,249	0.00%	3.91% to 2.63%
2005	1.15% to 2.40%	2,579,881	11.28 to 10.69	28,504,790	0.00%	9.38% to 8.03%
2004	1.15% to 2.40%	1,787,784	10.31 to 9.89	18,134,006	0.00%	5.00% to 3.74%
2003	1.15% to 2.40%	1,154,231	9.82 to 9.53	11,198,164	0.00%	28.28% to 26.66%

Rydex Variable Trust Portfolios – Hedged Equity Fund
2007	0.80% to 2.35%	663,743	10.04 to 10.73	7,224,928	4.28%	0.41% to 0.75	% (a)
2006	1.15% to 2.35%	756,277	10.79 to 10.65	8,121,721	1.98%	6.96% to 5.69%
2005	1.15% to 2.00%	134,664	10.08 to 10.08	1,357,333	0.19%	0.84% to 0.77	% (a) (b)
(Continued)

42

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ryder Variable Trust Portfolios – Internet Fund
2007	0.80% to 2.40%	1,266,765	$10.30 to 15.58	$20,753,720	0.00%	2.95% to 7.80	% (a)
2006	1.15% to 2.40%	309,872	15.44 to 14.46	4,724,502	0.00%	8.44% to 7.12%
2005	1.15% to 2.40%	945,879	14.24 to 13.50	13,226,384	0.00%	-2.51% to -3.73%
2004	1.15% to 2.40%	1,965,133	14.60 to 14.02	28,174,640	0.00%	14.54% to 13.23%
2003	1.15% to 2.40%	1,384,802	12.75 to 12.38	17,462,819	0.00%	62.50% to 60.47%

Rydex Variable Trust Portfolios – Inverse Dow 2x Strategy Fund
2007	1.15% to 2.05%	365,708	6.14 to 5.93	2,221,573	5.38%	-10.04% to -10.97%
2006	1.15% to 2.05%	681,290	6.83 to 6.66	4,624,437	1.86%	-22.67% to -23.42%
2005	1.15% to2.00%	369,228	8.83 to 8.70	3,246,389	1.46%	0.46% to -0.44%
2004	1.15% to 2.00%	213,395	8.79 to 8.74	1,871,704	0.00%	-12.14% to -12.64	% (a) (b)

Rydex Variable Trust Portfolios – Inverse Government Long Bond Strategy Fund
2007	1.15% to 2.05%	770,197	8.22 to 7.87	6,265,305	2.89%	-5.62% to -6.47%
2006	1.15% to 2.05%	928,746	8.71 to 8.42	8,028,340	2.24%	6.87% to 5.93%
2005	1.15% to 2.05%	1,169,228	8.15 to 7.95	9,458,742	0.00%	-6.33% to -7.22%
2004	1.15% to 2.05%	1,762,008	8.70 to 8.57	15,246,795	0.00%	-11.69% to -12.52%
2003	1.15% to 2.05%	1,091,091	9.85 to 9.79	10,726,393	0.00%	-1.48% to -2.08	% (a) (b)

Rydex Variable Trust Portfolios – Inverse Mid-Cap Strategy Fund
2007	1.15% to 2.00%	124,504	7.31 to 7.07	902,071	2.64%	-3.12% to -3.99%
2006	1.15% to 2.00%	449,003	7.54 to 7.36	3,370,439	2.37%	-4.93% to -5.78%
2005	1.15% to 1.85%	244,801	7.93 to 7.84	1,935,247	1.97%	-9.21% to -9.92%
2004	1.15% to 2.05%	88,589	8.74 to 8.69	771,961	0.00%	-12.61% to -13.14	% (a) (b)

Rydex Variable Trust Portfolios – Inverse OTC Strategy Fund
2007	1.15% to 2.05%	1,120,118	4.22 to 3.97	4,642,937	4.93%	-12.31% to -13.15%
2006	1.15% to 2.05%	2,522,905	4.82 to 4.58	11,962,337	5.47%	-2.53% to -3.43%
2005	1.15% to 2.05%	1,394,598	4.94 to 4.74	6,804,691	0.00%	0.11% to -0.83%
2004	1.15% to 2.05%	1,528,468	4.94 to 4.78	7,445,853	0.00%	-12.85% to -13.75%
2003	1.15% to 2.05%	1,101,548	5.67 to 5.54	6,187,096	2.02%	-38.09% to -38.73%

Rydex Variable Trust Portfolios – Inverse Russell 2000® Strategy Fund
2007	1.15% to 2.00%	482,460	7.38 to 7.14	3,534,718	3.11%	4.15% to 3.22%
2006	1.15% to 2.00%	801,628	7.09 to 6.92	5,653,817	3.48%	-12.96% to -13.76%
2005	1.15% to 2.00%	453,503	8.14 to 8.02	3,681,128	2.22%	-4.16% to -5.04%
2004	1.15% to 2.00%	106,063	8.50 to 8.45	898,747	0.00%	-15.01% to -15.50	% (a) (b)

Rydex Variable Trust Portfolios – Inverse S&P 500 Strategy Fund
2007	1.15% to 2.05%	941,839	6.54 to 6.16	6,069,827	4.93%	-0.34% to -1.28%
2006	1.15% to 2.05%	1,349,133	6.56 to 6.24	8,734,403	8.27%	-8.56% to -9.41%
2005	1.15% to 2.05%	1,247,352	7.17 to 6.89	8,843,219	0.00%	-1.91% to -2.83%
2004	1.15% to 2.35%	1,403,512	7.31 to 7.02	10,139,870	0.00%	-11.24% to -12.41%
2003	1.15% to 2.35%	562,511	8.24 to 8.01	4,600,851	0.00%	-24.53% to -25.46%

Rydex Variable Trust Portfolios – Japan 1.25x Strategy Fund
2007	0.80% to 2.35%	751,913	9.07 to 10.63	8,411,765	5.82%	-9.25% to -13.32	% (a)
2006	1.15% to 2.35%	1,190,504	13.07 to 12.27	15,318,670	2.11%	3.93% to 2.77%
2005	1.15% to 2.40%	2,199,730	12.58 to 11.91	27,314,609	0.00%	18.97% to 17.49%
2004	1.15% to 2.05%	743,806	10.57 to 10.26	7,780,211	0.00%	9.06% to 8.18%
2003	1.15% to 2.05%	458,873	9.69 to 9.48	4,412,984	0.00%	36.04% to 34.73%

Rydex Variable Trust Portfolios – Large-Cap Growth Fund
2007	0.80% to 2.15%	1,757,917	10.13 to 10.84	19,545,800	0.00%	1.30% to 2.69	% (a)
2006	1.15% to 2.35%	967,675	10.85 to 10.50	10,397,766	0.00%	4.19% to 2.95%
2005	1.15% to 2.00%	1,081,956	10.41 to 10.26	11,172,943	0.09%	0.61% to -0.24%
2004	1.15% to 2.00%	633,174	10.35 to 10.29	6,542,448	1.00%	3.47% to 2.88	% (a) (b)

Rydex Variable Trust Portfolios – Large-Cap Value Fund
2007	0.80% to 2.40%	581,997	9.26 to 11.96	7,209,802	0.97%	-7.43% to -7.60	% (a)
2006	1.15% to 2.40%	3,100,903	13.37 to 12.94	41,102,720	0.69%	16.31% to 14.90%
2005	1.15% to 2.00%	1,013,947	11.50 to 11.34	11,605,054	0.67%	2.99% to 2.16%
2004	1.15% to 1.85%	420,376	11.16 to 11.11	4,685,275	0.77%	11.63% to 11.12	% (a) (b)
(Continued)

43

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust Portfolios – Leisure Fund
2007	0.80% to 2.40%	724,843	$9.97 to 16.47	$12,447,884	0.00%	-0.27% to -4.83	% (a)
2006	1.15% to 2.40%	1,336,727	18.46 to 17.31	24,067,868	0.00%	22.05% to 20.55%
2005	1.15% to 2.40%	688,928	15.12 to 14.36	10,157,585	0.00%	-5.96% to -7.10%
2004	1.15% to 2.40%	2,018,829	16.08 to 15.45	31,917,768	0.00%	22.44% to 21.02%
2003	1.15% to 2.40%	801,265	13.13 to 12.77	10,392,637	0.00%	33.34% to 31.62%

Rydex Variable Trust Portfolios – Mid-Cap 1.5x Strategy Fund
2007	0.80% to 2.40%	721,452	9.61 to 19.60	15,011,216	1.33%	-3.86% to 1.15	% (a)
2006	1.15% to 2.40%	915,949	20.65 to 19.37	18,630,982	0.22%	9.20% to 7.88%
2005	1.15% to 2.40%	1,832,079	18.91 to 17.96	34,165,571	0.00%	12.76% to 11.43%
2004	1.15% to 2.40%	1,074,402	16.77 to 16.12	17,808,586	0.00%	20.74% to 19.36%
2003	1.15% to 2.40%	983,334	13.89 to 13.50	13,556,655	0.00%	50.68% to 48.73%

Rydex Variable Trust Portfolios – Mid-Cap Growth Fund
2007	0.80% to 2.15%	685,021	10.19 to 12.51	8,811,803	0.00%	1.94% to 6.16	% (a)
2006	1.15% to 2.15%	465,988	12.10 to 11.79	5,600,019	0.00%	1.94% to 0.95%
2005	1.15% to 2.05%	2,175,794	11.87 to 11.69	25,716,327	0.00%	10.19% to 9.24%
2004	1.15% to 2.05%	566,096	10.77 to 10.70	6,084,013	0.00%	7.69% to 7.05	% (a) (b)

Rydex Variable Trust Portfolios – Mid-Cap Value Fund
2007	1.15% to 2.40%	389,952	13.33 to 12.74	5,147,605	1.40%	-5.95% to -7.09%
2006	1.15% to 2.40%	751,110	14.17 to 13.71	10,532,616	1.16%	15.73% to 14.33%
2005	1.15% to 2.05%	434,593	12.24 to 12.07	5,300,196	0.55%	7.08% to 6.17%
2004	1.15% to 2.00%	733,363	11.43 to 11.37	8,375,196	0.02%	14.32% to 13.69	% (a) (b)

Rydex Variable Trust Portfolios – Multi-Cap Core Equity Fund
2007	0.80% to 2.35%	468,895	9.44 to 10.33	4,913,992	0.67%	-5.61% to -7.46	% (a)
2006	1.15% to 2.35%	448,474	11.31 to 11.17	5,045,584	0.08%	13.05% to 11.72%
2005	1.15% to 1.80%	35,674	10.01 to 10.00	356,874	0.00%	0.06% to 0.01	% (a) (b)

Rydex Variable Trust Portfolios – Nova Fund
2007	0.80% to 2.40%	3,331,378	9.77 to 12.49	43,798,223	1.09%	-2.31% to -1.25	% (a)
2006	1.15% to 2.35%	4,124,172	13.51 to 12.68	54,628,828	0.79%	17.91% to 16.53%
2005	1.15% to 2.35%	5,496,441	11.46 to 10.88	61,916,595	0.30%	2.77% to 1.57%
2004	1.15% to 2.35%	4,376,840	11.15 to 10.71	48,297,744	0.05%	13.30% to 12.04%
2003	1.15% to 2.20%	2,518,202	9.84 to 9.59	24,637,798	0.00%	37.59% to 36.04%

Rydex Variable Trust Portfolios – OTC 2x Strategy Fund
2007	1.15% to 2.15%	2,175,439	12.94 to 12.11	27,662,536	0.32%	26.72% to 25.54%
2006	1.15% to 2.15%	1,191,682	10.21 to 9.64	11,969,599	0.08%	3.66% to 2.63%
2005	1.15% to 2.05%	1,702,841	9.85 to 9.44	16,583,822	0.00%	-4.14% to -4.99%
2004	1.15% to 2.05%	2,525,054	10.27 to 9.93	25,733,805	3.46%	12.90% to 11.99%
2003	1.15% to 2.05%	1,367,723	9.01 to 8.87	12,325,139	13.80%	96.36% to 94.23%

Rydex Variable Trust Portfolios – OTC Fund
2007	0.80% to 2.20%	842,901	10.61 to 14.46	12,821,105	0.12%	6.12% to 15.29	% (a)
2006	1.15% to 2.20%	841,434	13.25 to 12.54	10,952,350	0.00%	4.56% to 3.48%
2005	1.15% to 2.05%	1,260,934	12.67 to 12.20	15,717,447	0.00%	-0.05% to -0.93%
2004	1.15% to 2.40%	4,291,035	12.68 to 12.17	53,776,428	0.00%	8.09% to 6.80%
2003	1.15% to 2.05%	833,609	11.73 to 11.49	9,709,977	0.00%	43.75% to 42.42%

Rydex Variable Trust Portfolios – Precious Metals Fund
2007	0.80% to 2.40%	1,493,671	11.62 to 25.23	39,756,266	0.00%	16.20% to 16.73	% (a)
2006	1.15% to 2.40%	1,192,909	23.04 to 21.62	27,089,138	0.00%	20.04% to 18.68%
2005	1.15% to 2.40%	1,824,984	19.19 to 18.21	34,432,953	0.00%	19.50% to 17.96%
2004	1.15% to 2.40%	1,135,796	16.06 to 15.44	17,973,169	0.00%	-15.20% to -16.22%
2003	1.15% to 2.40%	828,775	18.94 to 18.43	15,566,822	0.00%	39.28% to 37.61%

Rydex Variable Trust Portfolios – Real Estate Fund
2007	0.80% to 2.40%	1,220,492	9.40 to 17.12	21,901,406	1.52%	-5.97% to -21.05	% (a)
2006	1.15% to 2.40%	2,113,674	23.10 to 21.68	47,814,239	2.17%	29.23% to 27.70%
2005	1.15% to 2.40%	941,969	17.88 to 16.98	16,519,261	1.76%	5.92% to 4.67%
2004	1.15% to 2.05%	638,192	16.88 to 16.41	10,696,859	0.83%	28.05% to 27.02%
2003	1.15% to 1.85%	158,221	13.18 to 12.98	2,074,868	3.65%	28.81% to 27.94%
(Continued)

44

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust Portfolios – Retailing Fund
2007	0.80% to 2.40%	175,243	$8.89 to 12.05	$2,221,363	0.00%	-11.10% to -14.69	% (a)
2006	1.15% to 2.40%	1,189,006	15.08 to 14.13	17,395,420	0.00%	8.81% to 7.47%
2005	1.15% to 2.40%	842,111	13.86 to 13.15	11,373,723	0.00%	4.27% to 3.00%
2004	1.15% to 2.40%	1,119,057	13.29 to 12.76	14,599,245	0.00%	8.79% to 7.50%
2003	1.15% to 2.40%	557,769	12.22 to 11.87	6,728,717	0.00%	33.71% to 32.01%

Rydex Variable Trust Portfolios – Russell 2000® 1.5x Strategy Fund
2007	0.80% to 2.35%	713,902	9.55 to 17.13	12,930,976	0.91%	-4.47% to -8.90	% (a)
2006	1.15% to 2.20%	2,130,166	20.01 to 18.96	42,198,456	0.38%	19.46% to 18.28%
2005	1.15% to 2.05%	1,371,869	16.75 to 16.13	22,760,014	1.59%	2.72% to 1.85%
2004	1.15% to 2.35%	4,543,149	16.30 to 15.68	73,517,463	0.00%	23.76% to 22.42%
2003	1.15% to 2.40%	5,186,476	13.17 to 12.79	67,947,607	9.37%	62.39% to 60.23%

Rydex Variable Trust Portfolios – S&P 500 2x Strategy Fund
2007	1.15% to 2.05%	1,158,234	13.68 to 12.93	15,569,188	0.82%	-0.55% to -1.38%
2006	1.15% to 2.15%	1,441,771	13.76 to 13.04	19,561,762	0.94%	22.28% to 21.11%
2005	1.15% to 2.05%	1,050,169	11.25 to 10.82	11,666,957	0.10%	2.20% to 1.32%
2004	1.15% to 2.05%	1,221,310	11.01 to 10.67	13,274,965	0.00%	15.55% to 14.64%
2003	1.15% to 2.05%	2,532,632	9.53 to 9.31	24,009,533	0.00%	53.16% to 51.61%

Rydex Variable Trust Portfolios – Sector Rotation Fund
2007	0.80% to 2.35%	2,302,659	11.04 to 15.19	36,643,783	0.00%	10.45% to 19.93	% (a)
2006	1.15% to 2.35%	2,251,981	13.39 to 12.66	29,607,719	0.00%	10.11% to 8.84%
2005	1.15% to 2.05%	1,587,662	12.16 to 11.77	19,107,058	0.00%	12.41% to 11.45%
2004	1.15% to 2.05%	753,136	10.82 to 10.56	8,100,165	0.00%	9.44% to 8.52%
2003	1.15% to 2.05%	989,549	9.89 to 9.73	9,733,379	0.00%	28.41% to 27.20%

Rydex Variable Trust Portfolios – Small-Cap Growth Fund
2007	0.80% to 2.35%	383,469	9.67 to 12.15	4,819,484	0.00%	-3.35% to -2.43	% (a)
2006	1.15% to 2.35%	488,949	12.85 to 12.45	6,242,443	0.00%	6.50% to 5.24%
2005	1.15% to 2.05%	666,066	12.07 to 11.89	8,006,859	0.00%	4.98% to 4.09%
2004	1.15% to 2.05%	915,334	11.49 to 11.43	10,503,385	0.00%	14.93% to 14.25	% (a) (b)

Rydex Variable Trust Portfolios – Small-Cap Value Fund
2007	1.15% to 2.35%	288,414	11.13 to 10.66	3,178,063	0.13%	-21.28% to -22.23%
2006	1.15% to 2.35%	926,833	14.14 to 13.71	13,008,771	0.47%	17.84% to 16.48%
2005	1.15% to 2.00%	737,733	12.00 to 11.84	8,816,352	0.00%	2.45% to 1.63%
2004	1.15% to 2.00%	1,503,275	11.71 to 11.65	17,579,309	0.08%	17.13% to 16.49	% (a) (b)

Rydex Variable Trust Portfolios – Strengthening Dollar 2x Strategy Fund
2007	1.15% to 2.05%	125,974	8.00 to 7.84	1,000,152	0.00%	-11.92% to -12.76%
2006	1.15% to 2.05%	22,945	9.09 to 8.98	207,608	1.60%	-11.65% to -12.47%
2005	1.15% to 2.05%	21,223	10.29 to 10.26	218,176	0.91%	2.87% to 2.65	% (a) (b)

Rydex Variable Trust Portfolios – Technology Fund
2007	0.80% to 2.40%	1,360,335	10.00 to 13.78	19,766,820	0.00%	-0.03% to 7.77	% (a)
2006	1.15% to 2.40%	1,010,681	13.66 to 12.79	13,549,456	0.00%	4.68% to 3.39%
2005	1.15% to 2.40%	900,201	13.05 to 12.37	11,528,619	0.00%	1.93% to 0.65%
2004	1.15% to 2.40%	932,471	12.80 to 12.29	11,788,174	0.00%	-0.01% to -1.20%
2003	1.15% to 2.40%	1,124,632	12.81 to 12.44	14,246,545	0.00%	59.47% to 57.46%

Rydex Variable Trust Portfolios – Telecommunications Fund
2007	0.80% to 2.40%	1,885,711	9.51 to 10.61	21,038,496	0.21%	-4.94% to 6.67	% (a)
2006	1.15% to 2.40%	1,823,489	10.64 to 9.95	18,869,371	1.33%	18.14% to 16.72%
2005	1.15% to 2.40%	1,531,964	9.01 to 8.52	13,459,014	0.00%	0.00% to -1.25%
2004	1.15% to 2.40%	2,551,837	9.01 to 8.63	22,542,299	0.00%	11.38% to 10.08%
2003	1.15% to 2.40%	1,109,456	8.09 to 7.84	8,870,526	0.00%	32.14% to 30.47%

Rydex Variable Trust Portfolios – Transportation Fund
2007	0.80% to 2.40%	403,231	8.61 to 14.49	6,107,051	0.00%	-13.92% to -10.93	% (a)
2006	1.15% to 2.40%	1,086,893	17.35 to 16.27	18,351,689	0.00%	6.15% to 4.90%
2005	1.15% to 2.40%	1,307,594	16.35 to 15.51	20,916,580	0.00%	7.24% to 5.95%
2004	1.15% to 2.40%	2,259,235	15.24 to 14.64	33,857,618	0.00%	21.58% to 20.12%
2003	1.15% to 2.40%	336,896	12.54 to 12.19	4,171,916	0.00%	19.13% to 17.60%
(Continued)

45

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust Portfolios – Utilities Fund
2007	0.80% to 2.40%	2,671,079	$10.73 to 12.01	$33,808,393	1.46%	7.31% to 10.23	% (a)
2006	1.15% to 2.40%	3,166,003	11.65 to 10.90	36,117,198	2.76%	19.58% to 18.12%
2005	1.15% to 2.40%	1,986,172	9.74 to 9.23	18,972,070	1.32%	9.30% to 8.00%
2004	1.15% to 2.40%	935,617	8.92 to 8.54	8,266,553	1.64%	15.96% to 14.58%
2003	1.15% to 2.40%	1,290,262	7.69 to 7.46	9,829,647	2.41%	23.96% to 22.33%

Rydex Variable Trust Portfolios – Weakening Dollar 2x Strategy Fund
2007	1.15% to 2.05%	333,314	13.09 to 12.84	4,344,954	18.79%	16.75% to 15.75%
2006	1.15% to 2.05%	408,120	11.21 to 11.09	4,563,472	6.30%	15.38% to 14.37%
2005	1.15% to 2.00%	47,007	9.72 to 9.70	456,636	0.37%	-2.80% to -3.00	% (a) (b)

2007 Reserves for annuity contracts in payout phase:				1,565,433

2007 Contract owners’ equity				$1,233,502,374

2006 Reserves for annuity contracts in payout phase:				1,830,048

2006 Contract owners’ equity				$1,233,770,495

2005 Reserves for annuity contracts in payout phase:				470,636

2005 Contract owners’ equity				$1,092,585,927

2004 Reserves for annuity contracts in payout phase:				167,427

2004 Contract owners’ equity				$979,135,633

2003 Reserves for annuity contracts in payout phase:				75,047

2003 Contract owners’ equity				$578,495,135

*	This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or contingent deferred sales charges, that result in direct reductions to the contract holder accounts through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented.
(a) & (b)	Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

46

Management Report on Internal Control Over Financial Reporting

The management of Nationwide Life Insurance Company and subsidiaries (the Company) is responsible for the preparation and integrity of the consolidated financial statements and other financial information contained in this Annual Report on Form 10-K. The consolidated financial statements were prepared in accordance with U.S. generally accepted accounting principles, and where necessary, include amounts that are based on the best estimates and judgment of management. Management believes the consolidated financial statements present fairly the Company’s financial position and results of operations and that other financial data contained in the Annual Report on Form 10-K has been compiled in a manner consistent with the consolidated financial statements.

Our management is responsible for establishing and maintaining adequate internal control over financial reporting, as such term is defined in Rule 13a-15(f) under the Securities Exchange Act of 1934. Our internal control system was designed to provide reasonable assurance to management and our Board of Directors regarding the preparation and fair presentation of published financial statements. All internal control systems, no matter how well designed, have inherent limitations. Therefore, even those systems determined to be effective can provide only reasonable assurance with respect to the preparation and presentation of financial statements.

Our management assessed the effectiveness of the Company’s internal control over financial reporting as of December 31, 2007. In making this assessment, our management used the criteria set forth in Internal Control – Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission. Based on those criteria, our management concluded that the Company’s internal control over financial reporting was effective as of December 31, 2007.

Our independent registered public accounting firm, KPMG LLP, performed audits of the Company’s consolidated financial statements. Management has made available to KPMG LLP all of the Company’s financial records and related data.

Management also recognizes its responsibility for fostering a strong ethical business environment that ensures the Company’s affairs are conducted according to the highest standards of professional conduct, honesty and integrity. The Company’s Code of Conduct and Business Practices (Code), which is posted on the Company’s web site, reflects this responsibility. The Code addresses the necessity of ensuring open communication within the Company; potential conflicts of interest; marketing practices; compliance with all laws, including those relating to financial disclosure; and the confidentiality of proprietary information. The Company’s Office of Ethics and Business Practices is responsible for raising employee awareness of the Company’s Code and serves as a confidential resource for inquiries and reporting.

The Audit Committee of the Board of Directors of the Company, composed of independent directors pursuant to the New York Stock Exchange listing standards and rules of the Securities and Exchange Commission, meets periodically with the external and internal auditors, jointly and separately, to evaluate the effectiveness of work performed by them in discharging their respective responsibilities and to assure their independence and free access to the Audit Committee.

/s/ Mark R. Thresher
Name: Mark R. Thresher
Title: President and Chief Operating Officer
February 29, 2008

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2007 and 2006, and the related consolidated statements of income, shareholder’s equity and cash flows for each of the years in the three-year period ended December 31, 2007. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2007, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 3 to the consolidated financial statements, the Company adopted the American Institute of Certified Public Accountants’ Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts, in 2007.

/s/ KPMG LLP
Columbus, Ohio
February 29, 2008

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Income

(in millions)

	Years ended December 31,
	2007	2006	2005
Revenues:
Policy charges	$1,208.3	$1,132.6	$1,055.1
Premiums	291.7	308.3	260.0
Net investment income	1,975.8	2,058.5	2,105.2
Net realized investment (losses) gains	(166.2)	7.1	10.6
Other income	7.5	0.2	2.2

Total revenues	3,317.1	3,506.7	3,433.1

Benefits and expenses:
Interest credited to policyholder accounts	1,262.6	1,330.1	1,331.0
Benefits and claims	479.3	450.3	377.5
Policyholder dividends	24.5	25.6	33.1
Amortization of deferred policy acquisition costs	368.5	450.3	466.3
Interest expense, primarily with Nationwide Financial Services, Inc. (NFS)	70.0	65.5	66.3
Other operating expenses	529.5	536.8	538.3

Total benefits and expenses	2,734.4	2,858.6	2,812.5

Income from continuing operations before federal income tax expense	582.7	648.1	620.6
Federal income tax expense	128.5	28.7	95.8

Income from continuing operations	454.2	619.4	524.8
Cumulative effect of adoption of accounting principle, net of taxes	(6.0)	—	—

Net income	$448.2	$619.4	$524.8

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

(in millions, except per share amounts)

	December 31,
	2007	2006
Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (cost $24,021.2 and $25,197.2)	$23,933.4	$25,275.4
Equity securities (cost $69.6 and $28.5)	72.9	34.4
Mortgage loans on real estate, net	7,615.4	8,202.2
Short-term investments, including amounts managed by a related party	959.1	1,722.0
Other investments	1,330.8	1,292.9

Total investments	33,911.6	36,526.9

Cash	1.3	0.5
Accrued investment income	314.3	323.6
Deferred policy acquisition costs	3,997.4	3,758.0
Other assets	1,638.9	2,001.5
Separate account assets	69,676.5	67,351.9

Total assets	$109,540.0	$109,962.4

Liabilities and Shareholder’s Equity
Liabilities:
Future policy benefits and claims	$31,998.4	$34,409.4
Short-term debt	285.3	75.2
Long-term debt, payable to NFS	700.0	700.0
Other liabilities	2,642.6	2,980.2
Separate account liabilities	69,676.5	67,351.9

Total liabilities	105,302.8	105,516.7

Shareholder’s equity:
Common stock ($1 par value; authorized - 5.0 shares; issued and outstanding - 3.8 shares)	3.8	3.8
Additional paid-in capital	274.4	274.4
Retained earnings	4,049.5	4,138.8
Accumulated other comprehensive (loss) income	(90.5)	28.7

Total shareholder’s equity	4,237.2	4,445.7

Total liabilities and shareholder’s equity	$109,540.0	$109,962.4

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Changes in Shareholder’s Equity

(in millions)

	Capital shares	Additional paid-in capital	Retained earnings	Accumlated other comprehensive income (loss)	Total shareholder’s equity
Balance as of December 31, 2004	$3.8	$274.4	$3,554.6	$393.8	$4,226.6
Dividends to NFS	—	—	(185.0)	—	(185.0)

Comprehensive income:
Net income	—	—	524.8	—	524.8
Other comprehensive loss, net of taxes	—	—	—	(300.2)	(300.2)

Total comprehensive income					224.6

Balance as of December 31, 2005	3.8	274.4	3,894.4	93.6	4,266.2
Dividends to NFS	—	—	(375.0)	—	(375.0)

Comprehensive income:
Net income	—	—	619.4	—	619.4
Other comprehensive loss, net of taxes	—	—	—	(64.9)	(64.9)

Total comprehensive income					554.5

Balance as of December 31, 2006	3.8	274.4	4,138.8	28.7	4,445.7
Dividends to NFS	—	—	(537.5)	—	(537.5)

Comprehensive income:
Net income	—	—	448.2	—	448.2
Other comprehensive loss, net of taxes	—	—	—	(119.2)	(119.2)

Total comprehensive income					329.0

Balance as of December 31, 2007	$3.8	$274.4	$4,049.5	$(90.5)	$4,237.2

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

(in millions)

	Years ended December 31,
	2007	2006	2005
Cash flows from operating activities:
Net income	$448.2	$619.4	$524.8
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized investment losses (gains)	166.2	(7.1)	(10.6)
Interest credited to policyholder accounts	1,262.6	1,330.1	1,331.0
Capitalization of deferred policy acquisition costs	(612.6)	(569.6)	(460.5)
Amortization of deferred policy acquisition costs	368.5	450.3	466.3
Amortization and depreciation	22.3	46.6	65.6
Decrease (increase) in other assets	410.5	(298.0)	591.0
(Decrease) increase in policy and other liabilities	(230.3)	228.8	(511.4)
Other, net	8.5	0.1	(114.9)

Net cash provided by operating activities	1,843.9	1,800.6	1,881.3

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	4,379.8	5,128.6	4,198.5
Proceeds from sale of securities available-for-sale	4,657.5	2,267.3	2,619.7
Proceeds from repayments or sales of mortgage loans on real estate	2,467.7	2,430.8	2,854.6
Cost of securities available-for-sale acquired	(8,008.3)	(5,658.9)	(6,924.1)
Cost of mortgage loans on real estate originated or acquired	(1,887.0)	(2,180.4)	(2,524.9)
Net decrease (increase) in short-term investments	762.9	(125.4)	56.9
Collateral (paid) received - securities lending, net	(175.6)	(332.6)	36.6
Other, net	(68.6)	52.1	121.6

Net cash provided by investing activities	2,128.4	1,581.5	438.9

Cash flows from financing activities:
Net increase (decrease) in short-term debt	210.1	(167.1)	27.3
Cash dividends paid to NFS	(537.5)	(375.0)	(185.0)
Investment and universal life insurance product deposits	3,586.1	3,400.8	2,845.4
Investment and universal life insurance product withdrawals	(7,230.2)	(6,241.2)	(5,022.5)

Net cash used in financing activities	(3,971.5)	(3,382.5)	(2,334.8)

Net increase (decrease) in cash	0.8	(0.4)	(14.6)
Cash, beginning of period	0.5	0.9	15.5

Cash, end of period	$1.3	$0.5	$0.9

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2007, 2006 and 2005

(1)	Nature of Operations
Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company. The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by NFS, a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2007 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC). NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis. NISC is a registered broker/dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.). The Company develops and sells a diverse range of products including individual annuities, private and public sector group retirement plans, other investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker/dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), Nationwide Financial Network (NFN) producers; and Mullin TBG Insurance Agency Services, LLC, a joint venture between NFS’ majority-owned subsidiary, TBG Insurance Services Corporation d/b/a TBG Financial, and MC Insurance Agency Services, LLC d/b/a Mullin Consulting. The Company also distributes products through the agency distribution force of its ultimate majority parent company, NMIC.

As of December 31, 2007 and 2006, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies
The Company’s significant accounting policies that materially affect financial reporting are summarized below. The accompanying consolidated financial statements were prepared in accordance with United States generally accepted accounting principles (GAAP).

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ significantly from those estimates.

The Company’s most significant estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition costs (DAC) for investment and universal life insurance products; impairment losses on investments; valuation allowances for mortgage loans on real estate; the liability for future policy benefits and claims; and federal income tax provision. Although some variability is inherent in these estimates, recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

Certain items in the 2006 and 2005 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(a) Consolidation Policy

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. Minority interest expense is included in other operating expenses in the consolidated statements of income, and minority interest is included in other liabilities on the consolidated balance sheets. All significant intercompany balances and transactions were eliminated.

(b) Valuation of Investments, Investment Income and Related Gains and Losses

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income taxes reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder’s equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities), an internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining private spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, a “structured product model” is used to value certain fixed maturity securities with complex cash flows, such as certain mortgage-backed and asset-backed securities,. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company’s structured product model is not suitable for estimating fair values, fair values are determined using other modeling techniques, primarily a commercial software application utilized in valuing complex securitized investments with variable cash flows. The company also utilized broker quotes in pricing securities or to validate modeled prices. As of December 31, 2007, 70% of the fair values of fixed maturity securities were obtained from independent pricing services, 17% from the Company’s pricing matrices and 13% from other sources compared to 71%, 20% and 9%, respectively, in 2006.

Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

For debt and equity securities not subject to Emerging Issues Task Force Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20), an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security. Many criteria are considered during this process including, but not limited to, the current fair value as compared to cost or amortized cost, as appropriate, of the security; the amount and length of time a security’s fair value has been below cost or amortized cost; specific credit issues and financial prospects related to the issuer; management’s intent to hold or dispose of the security; and current economic conditions. Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In addition to the above, for certain securitized financial assets with contractual cash flows, including asset-backed securities, EITF 99-20 also requires the Company to periodically update its best estimate of cash flows over the life of the security. If the fair value of a securitized financial asset is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate (considering both timing and amount), then the Company recognizes an other-than-temporary impairment and writes down the investment to fair value.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to either the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an allowance not yet specifically identified by loan for probable losses inherent in the loan portfolio as of the balance sheet date. The valuation allowance account for mortgage loans on real estate reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Changes in the valuation allowance are recorded in net realized investment gains and losses. Loans in foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2007, the Company’s largest exposure to any single borrower, region and property type was 2%, 24% and 33%, respectively, of the Company’s general account mortgage loan portfolio, compared to 3%, 26% and 33%, respectively, as of December 31, 2006.

Real estate to be held and used is carried at cost less accumulated depreciation. Real estate designated as held for disposal is not depreciated and is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company’s mortgage loan valuation allowance and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(c) Derivative Instruments

Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge); a foreign currency fair value or cash flow hedge (foreign currency hedge); or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are expected to be and, for ongoing hedging relationships, have been highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not, or is not expected to be, highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short U.S. Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in net realized investment gains and losses. Changes in the fair value of the hedged item that are attributable to the risk being hedged are also recorded in net realized investment gains and losses.

Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder accounts consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as net realized investment gains and losses, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

The Company periodically may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they are part of its overall risk management strategy. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap is not effective in hedging specific investments, the income stream allows the Company to manage overall investment yields while exposing the Company to acceptable credit risk. The Company may enter into a cross-currency basis swap (pay a variable U.S. rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(d) Revenues and Benefits

Investment and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(e) Deferred Policy Acquisition Costs for Investment and Universal Life Insurance Products

The Company has deferred certain costs of acquiring investment and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business. In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses. Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment. DAC are subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.

For investment and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administration fees, surrender charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(b) to the audited consolidated financial statements included in the F pages of this report.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality. Currently, the Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year and varies by product. This assumption, like others, is reviewed as part of the annual process. If this assumption were unlocked, the date of the unlocking could become the anchor date used in the reversion to the mean process (defined below). Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which strongly correlate with the Standard & Poor’s (S&P) 500 Index in the aggregate. The reversion to the mean process is based on actual net separate account investment performance from the anchor date to the valuation date. The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption. The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period. See below for a discussion of current year assumption changes.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant. In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters. These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed time period, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during this time period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions. When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process. See below for a discussion of current year assumption changes.

At the end of the second quarter of 2007, the Company determined as part of its analysis of DAC that the overall profitability of separate account products is expected to exceed previous estimates due to favorable financial market trends. Accordingly, the Company unlocked its DAC assumptions after completing a comprehensive review of assumptions used to project DAC and other related balances, including sales inducement assets, unearned revenue reserves, and guaranteed minimum death and income benefit reserves. This review covered all assumptions including expected separate account investment returns, lapse rates, mortality and expenses. Additionally, while the Company estimates that the overall profitability of its variable products has improved, it also expects the long-term net growth in separate account investment performance to moderate. As a result of its current analysis, including its evaluation of ongoing trends and expectations regarding financial market performance, the Company reduced its long-term net separate account growth rate assumption from approximately 8% to approximately 7%. The Company unlocked assumptions, as appropriate, for all investment products and variable universal life insurance products in order to remain consistent across product lines using revised assumptions which reflect the Company’s current best estimate of future events. Therefore, in the second quarter of 2007, the Company recorded a net increase in DAC and a benefit to DAC amortization and other related balances totaling $221.6 million pre-tax, which was reported in the following segments in the pre-tax amounts indicated: Individual Investments - $196.4 million; Retirement Plans - $10.5 million; and Individual Protection - $14.7 million.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The most significant assumption changes that resulted from the Company’s unlocking decisions were resetting the anchor date for reversion to the mean calculations to June 30, 2007, resulting in resetting the assumption for net separate account growth to approximately 7% during the three-year reversion period; resetting the long-term assumption for net separate account growth and the discount rate used to calculate the present value of estimated gross profits to approximately 7% (formerly approximately 8%); and increasing estimated lapse rates for fixed annuity and bank-owned life insurance products.

During the second quarter of 2007, the Company added a new feature to its existing guaranteed minimum withdrawal benefit rider, Lifetime Income (L.inc). This new feature results in a substantial change in the existing contracts and, therefore, an extinguishment of the DAC associated with those contracts pursuant to Statement of Position (SOP) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts (SOP 05-1). As a result, existing DAC and other related balances were eliminated resulting in a $135.0 million pre-tax charge.

(f) Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to contract guarantees, which are riders to existing variable annuity contracts.

(g) Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The Company’s liability for funding agreements to an unrelated third party trust related to the Company’s medium-term note (MTN) program equals the balance that accrues to the benefit of the contractholder, including interest credited. The funding agreements constitute insurance obligations and are considered annuity contracts under Ohio insurance laws.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and maintenance costs discounted using interest rates varying generally from 3.0% to 13.0%.

(h) Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 6% in 2007 (8% in 2006 and 10% in 2005) of the Company’s life insurance in force, 48% of the number of life insurance policies in force in 2007 (50% in 2006 and 52% in 2005) and 7% of life insurance statutory premiums in 2007 (5% in 2006 and 5% in 2005). The provision for policyholder dividends was based on the current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(i) Federal Income Taxes

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of income. Management has established reserves in accordance with FIN 48 based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves quarterly based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service (IRS) or the tax courts.

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

(j) Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

(k) Change in Accounting Principle

Historically, the Company accrued for legal costs associated with litigation defense and regulatory investigations by estimating the ultimate costs of such activity. Beginning April 1, 2007, the Company’s accrual for such legal expenses includes only the amount for services that have been provided but not yet paid. The Company believes the newly adopted accounting principle is preferable because it more accurately reflects expenses in the periods in which they are incurred. The Company continues to estimate and accrue the ultimate amounts expected to be paid for litigation and regulatory investigation loss contingencies. The Company has presented its condensed consolidated financial statements and accompanying notes as applicable for all periods presented to retroactively apply the adoption of this change in accounting principle.

The following table summarizes the impact of the change in accounting principle described above for the years ended December 31:

(in millions)	2007	2006	2005
Other operating expenses	$2.8	$5.0	$(0.5)
Net income	(1.9)	(3.1)	0.3
The cumulative effect of the change on retained earnings as of January 1, 2006 was an $11.0 million increase.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(3)	Recently Issued Accounting Standards
In December 2007, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 141 (revised 2007), Business Combinations (SFAS 141R), which replaces SFAS No. 141, Business Combinations (SFAS 141). The objective of SFAS 141R is to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial reports about a business combination and its effects. Accordingly, SFAS 141R establishes principles and requirements for how the acquirer: 1) recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquiree; 2) recognizes and measures the goodwill acquired in the business combination or a gain from a bargain purchase; and 3) determines what information to disclose to enable users of the financial statements to evaluate the nature and financial effects of the business combination. SFAS 141R applies to all transactions or other events in which an entity obtains control of one or more businesses and retains the fundamental requirements in SFAS 141 that the acquisition method of accounting be used for all business combinations and for an acquirer to be identified for each business combination. SFAS 141R defines the acquirer as the entity that obtains control of one or more businesses in the business combination and establishes the acquisition date as the date that the acquirer achieves control. SFAS 141R is applicable prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. Earlier application is prohibited. The Company currently is evaluating the impact of adopting SFAS 141R.

In December 2007, the FASB issued SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements, an Amendment of ARB No. 51 (SFAS 160). The objective of SFAS 160 is to improve the relevance, comparability, and transparency of the financial information that a reporting entity provides in its consolidated financial statements by establishing accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary. SFAS 160 also amends certain consolidation procedures prescribed by Accounting Research Bulletin No. 51, Consolidated Financial Statements, for consistency with the requirements of SFAS 141R. SFAS 160 is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008. Earlier adoption is prohibited. The Company currently is evaluating the impact of adopting SFAS 160.

In June 2007, the Accounting Standards Executive Committee (AcSEC) of the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 07-1, Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies (SOP 07-1). SOP 07-1 provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide Investment Companies (the Guide). For those entities that are investment companies under SOP 07-1, this SOP also addresses whether the specialized industry accounting principles of the Guide (i.e., fair value accounting) should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity (referred to as an equity method investor). In addition, SOP 07-1 includes certain disclosure requirements for parent companies and equity method investors in investment companies that retain investment company accounting in the parent company’s consolidated financial statements or the financial statements of an equity method investor. The provisions of SOP 07-1 were to be effective for fiscal years beginning on or after December 15, 2007. On February 14, 2008, the FASB issued FASB Staff Position (FSP) SOP 07-1-1, which delays indefinitely the effective date of SOP 07-1. The Company will monitor the FASB and AICPA deliberations regarding this standard.

In April 2007, the FASB issued FSP FIN 39-1, An Amendment of FASB Interpretation No. 39 (FSP FIN 39-1). FSP FIN 39-1 addresses whether a reporting entity that is party to a master netting arrangement can offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments that have been offset under the same master netting arrangement in accordance with paragraph 10 of Interpretation 39. FSP FIN 39-1 is effective for fiscal years beginning after November 15, 2007, with early application permitted. FSP FIN 39-1 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities, Including an amendment of FASB Statement No. 115 (SFAS 159). SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. SFAS 159 is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 does not affect any existing accounting literature that requires certain assets and liabilities to be carried at fair value. In addition, SFAS 159 does not establish requirements for recognizing and measuring dividend income, interest income or interest expense, nor does it eliminate disclosure requirements included in other accounting standards, including requirements for disclosures about fair value measurements included in SFAS No. 157, Fair Value Measurements (SFAS 157), and SFAS No. 107, Disclosures about Fair Value of Financial Instruments. SFAS 159 is effective as of the beginning of an entity’s first fiscal year beginning after November 15, 2007. The Company will elect adoption of SFAS 159 for certain financial instruments effective January 1, 2008, which is not expected to have a material impact on the Company’s financial position or results of operations. The Company will assess election for new financial assets or liabilities on a prospective basis.

In September 2006, the FASB issued SFAS No. 158, Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans – an amendment of FASB Statements No. 87, 88, 106, and 132(R) (SFAS 158). SFAS 158 requires an employer to recognize the overfunded or underfunded status of a defined benefit postretirement plan (other than a multiemployer plan) as an asset or liability on its balance sheet and to recognize changes in that funded status in the year in which the changes occur through comprehensive income. SFAS 158 also requires an employer to measure the funded status of a plan as of the date of its year-end balance sheet, with limited exceptions. An employer with publicly traded equity securities is required to initially recognize the funded status of a defined benefit postretirement plan and to provide the required disclosures as of the end of the fiscal year ending after December 15, 2006. The requirement to measure plan assets and benefit obligations as of the date of the employer’s fiscal year-end balance sheet is effective for fiscal years ending after December 15, 2008. The Company adopted SFAS 158 effective December 31, 2006. The adoption of SFAS 158 did not have a material impact on the Company’s financial position or results of operations.

In September 2006, the FASB issued SFAS 157. SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. For recurring fair value measurements using significant unobservable inputs, the reporting entity shall disclose the effect of the measurements on earnings for the period. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company will adopt SFAS 157 effective January 1, 2008. SFAS 157 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

In September 2006, the United States Securities and Exchange Commission (SEC) issued Staff Accounting Bulletin (SAB) No. 108 (SAB 108). SAB 108 addresses how the effects of prior year uncorrected misstatements should be considered when quantifying misstatements in current-year financial statements. SAB 108 requires registrants to quantify misstatements using both the balance sheet and income-statement approaches and to evaluate whether either approach results in quantifying an error that is material in light of relevant quantitative and qualitative factors. SAB 108 does not change the SEC’s previous guidance in SAB No. 99 on evaluating the materiality of misstatements. The Company adopted SAB 108 effective December 31, 2006. SAB 108 did not have a material impact on the Company’s financial position or results of operations upon adoption.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In June 2006, the FASB issued FASB Interpretation (FIN) No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109, Accounting for Income Taxes (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company adopted FIN 48 effective January 1, 2007. FIN 48 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In March 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets (SFAS 156).SFAS 156 amends SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SFAS 140). SFAS 156 requires that all separately recognized servicing assets and servicing liabilities be initially measured at fair value, if practicable. SFAS 156 permits, but does not require, the subsequent measurement of separately recognized servicing assets and servicing liabilities at fair value. An entity that uses derivative instruments to mitigate the risks inherent in servicing assets and servicing liabilities is required to account for those derivative instruments at fair value. Under SFAS 156, an entity can elect subsequent fair value measurement to account for its separately recognized servicing assets and servicing liabilities. By electing that option, an entity may simplify its accounting because SFAS 156 permits income statement recognition of the potential offsetting changes in fair value of those servicing assets and servicing liabilities and derivative instruments in the same accounting period. SFAS 156 is effective for fiscal years beginning after September 15, 2006. The Company adopted SFAS 156 effective January 1, 2007. SFAS 156 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In February 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments (SFAS 155). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and SFAS 140. SFAS 155 also resolves issues addressed in SFAS 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. In summary, SFAS 155: (1) permits an entity to make an irrevocable election to measure any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation at fair value in its entirety, with changes in fair value recognized in earnings; (2) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (5) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. SFAS 155 is effective for all financial instruments acquired or issued after the beginning of an entity’s first fiscal year that begins after September 15, 2006. Provisions of SFAS 155 may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis. The Company adopted SFAS 155 effective January 1, 2006. On the date of adoption, there was no impact to the Company’s financial position or results of operations.

In September 2005, AcSEC issued SOP 05-1. SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, issued by the FASB. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs as a result of the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a new feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Retrospective application of SOP 05-1 to previously issued financial statements is not permitted. Initial application of SOP 05-1 is required as of the beginning of an entity’s fiscal year. The Company adopted SOP 05-1 effective January 1, 2007, which resulted in a $6.0 million charge, net of taxes, as the cumulative effect of adoption of this accounting principle.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections (SFAS 154), which replaces Accounting Principles Board Opinion No. 20, Accounting Changes, and SFAS No. 3, Reporting Accounting Changes in Interim Financial Statements. SFAS 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005, with earlier adoption permitted. The Company adopted SFAS 154 effective January 1, 2006. SFAS 154 did not have any impact on the Company’s financial position or results of operations upon adoption.

(4)	Fair Value of Financial Instruments
Assets and liabilities that are presented at fair value in the consolidated balance sheets are not included in the disclosures below, including investment securities, cash, separate accounts, securities lending collateral and derivative financial instruments. Those financial assets and liabilities not presented at fair value are discussed below.

The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought or sold, or in the case of liabilities incurred or settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is based on the best information available in the circumstances. Such estimates of fair value consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues and future expenses, including assumptions about interest rates, default, prepayment and volatility.

Many of the Company’s assets and liabilities subject to these disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.

In estimating its fair value disclosures, the Company used the following methods and assumptions:

Mortgage loans on real estate, net: The fair values of mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan’s effective interest rate.

Policy loans: The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts: The fair values of the Company’s liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt: The carrying amount reported in the consolidated balance sheets approximates fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

Long-term debt, payable to NFS: The fair values for long-term debt are based on estimated market prices.

The following table summarizes the carrying values and estimated fair values of financial instruments subject to disclosure requirements as of December 31:

	2007		2006
(in millions)	Carrying value	Estimated fair value	Carrying value	Estimated fair value
Assets
Investments:
Mortgage loans on real estate, net	$7,615.4	$7,659.9	$8,202.2	$8,060.7
Policy loans	687.9	687.9	639.2	639.2

Liabilities
Investment contracts	(24,671.0)	(23,084.7)	(27,124.7)	(25,455.2)
Short-term debt	(285.3)	(285.3)	(75.2)	(75.2)
Long-term debt, payable to NFS	(700.0)	(751.3)	(700.0)	(809.3)

(5)	Derivative Financial Instruments
Qualitative Disclosure

Interest Rate Risk Management

The Company periodically purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. In an effort to mitigate the risk from this mismatch, the Company enters into various types of derivative instruments, with fluctuations in the fair values of the derivatives offsetting changes in the fair values of the investments resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps to manage this risk.

Under these interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month U.S. London Interbank Offered Rate (LIBOR), and the credit spread on the investment. The net receipt of a variable rate will then more closely match the variable rate paid on the liability.

As a result of entering into fixed rate commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to funding of the loans. In an effort to manage this risk, the Company enters into short U.S. Treasury futures and/or pay fixed interest rate swaps during the commitment period. With short U.S. Treasury futures or pay fixed interest rate swaps, if interest rates rise/fall, the gains/losses on the futures will offset the change in fair value of the commitment attributable to the change in interest rates.

The Company periodically purchases variable rate investments such as commercial mortgage loans and corporate bonds. As a result, the Company can be exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. In an effort to manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.

In using these interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap and the credit spread on the investment. The net receipt of a fixed rate will then more closely match the fixed rate paid on the liability.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The Company manages interest rate risk at the segment level. Different segments may simultaneously hedge interest rate risks associated with owning fixed and variable rate investments considering the risk relevant to a particular segment.

Foreign Currency Risk Management

In conjunction with the Company’s MTN program, the Company periodically issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in the fair value of liabilities due to changes in foreign currency exchange rates and related interest rates. In an effort to manage these risks, the Company enters into cross-currency interest rate swaps.

The Company is exposed to changes in the fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and related interest rates. In an effort to manage this risk, the Company uses cross-currency interest rate hedges to swap these asset characteristics to variable U.S. dollar rate instruments. Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in a foreign currency, and receive a variable U.S. dollar rate, generally 3-month U.S. LIBOR. These derivative instruments are designated as a fair value hedge of a fixed rate foreign denominated asset.

Cross-currency interest rate swaps on variable rate investments are structured to pay a variable rate, in a foreign currency, and receive a fixed U.S. dollar rate. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. These derivative instruments are designated as a cash flow hedge.

Equity Market Risk Management

Asset fees calculated as a percentage of separate account assets are a significant source of revenue to the Company. As of December 31, 2007 and 2006, approximately 82% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets result in corresponding increases and decreases in the Company’s separate account assets and asset fee revenue. In addition, a decrease in separate account assets may decrease the Company’s expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in guaranteed contract claims, which also may require the Company to accelerate amortization of DAC.

The Company’s long-term assumption for net separate account returns is 7% annual growth. If equity markets were unchanged throughout a given year, the Company estimates that its net earnings per diluted share, calculated using current weighted average diluted shares outstanding, would be approximately $0.05 to $0.10 less than if the Company’s long-term assumption for net separate account returns were realized. This analysis assumes no other factors change and that an unlocking of DAC assumptions would not be required. However, as it does each quarter, the Company would evaluate its DAC balance and underlying assumptions to determine the need for unlocking. The Company can provide no assurance that the experience of flat equity market returns would not result in changes to other factors affecting profitability, including the possibility of unlocking of DAC assumptions.

Many of the Company’s individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value. This could result in additional GMDB claims.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In an effort to mitigate this risk, the Company implemented a GMDB economic hedging program for certain new and existing business. Prior to implementation of the GMDB hedging program in 2000, the Company managed this risk primarily by entering into reinsurance arrangements. The GMDB economic hedging program is designed to offset changes in the economic value of the designated GMDB obligation. Currently the program shorts S&P 500 Index futures, which provides an offset to changes in the value of the designated obligation. The futures are not designated as hedges and, therefore, hedge accounting is not applied. The Company’s economic and accounting hedges are not perfectly offset. Therefore, the economic hedging activity is likely to lead to earnings volatility. This volatility was negligible in 2007. As of December 31, 2007 and 2006, the Company’s net amount at risk was $519.9 million and $562.4 million before reinsurance, respectively, and $317.2 million and $193.0 million net of reinsurance, respectively. As of December 31, 2007 and 2006, the Company’s reserve for GMDB claims was $47.4 million and $29.3 million, respectively.

The Company also offers certain variable annuity products with guaranteed minimum accumulation benefit (GMAB), guaranteed lifetime withdrawal benefit (GLWB) and hybrid GMAB/GLWB riders (collectively referred to as living benefits). A GMAB provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the time of issuance of a variable annuity contract. In some cases, the contractholder also has the option, after a specified time, to drop the rider and continue the variable annuity contract without the GMAB. The design of the GMAB rider limits the risk to the Company in a variety of ways including asset allocation requirements, which serve to reduce the Company’s potential exposure to underlying fund performance risks. Specifically, the terms in the GMAB rider limit policyholder asset allocation by either (1) requiring partial allocation of assets to a guaranteed term option (a fixed rate investment option) and excluding certain funds that are highly volatile or difficult to hedge or (2) requiring all assets be allocated to one of the approved asset allocation funds or models defined by the Company.

Beginning in March 2005, the Company began offering a hybrid GMAB/GLWB through its Capital Preservation Plus Lifetime Income (CPPLI) contract rider. This living benefit combines a GMAB feature in its first 5-10 years with a lifetime withdrawal benefit election at the end of the GMAB feature. Upon maturity of the GMAB, the contractholder can elect the lifetime withdrawal benefit, which would continue for the duration of the insured’s life; elect a new CPPLI rider; or drop the rider completely and continue the variable annuity contract without any rider. If the lifetime withdrawal benefit is elected and the insured’s contract value is exhausted through such withdrawals and market conditions, the Company will continue to fund future withdrawals at a pre-defined level until the insured’s death. In some cases, the contractholder has the right to drop the GLWB portion of this rider or periodically reset the guaranteed withdrawal basis to a higher level. This benefit requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy as previously described above.

In March 2006, the Company added Lifetime Income (L.inc), a stand-alone GLWB, to complement CPPLI in its product offerings. This rider is very similar to the hybrid benefit discussed above in that L.inc and CPPLI both have guaranteed withdrawal rates that increase based on the age at which the contractholder begins taking income. The withdrawal rates are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a ratchet feature that is driven by account performance and a roll-up feature that is driven by policy duration. Generally, the longer the contractholder waits before commencing withdrawals, the greater the guaranteed lifetime income. One key difference between L.inc and CPPLI is that the charge associated with L.inc is assessed against the benefit base. This is a risk mitigation feature as it alleviates much of the uncertainty around account performance and customer withdrawal patterns, both of which can lead to lower than expected revenue streams if the charge were assessed on account value. In June 2007, the Company added a feature to L.inc to allow for a lump settlement in lieu of lifetime withdrawals in certain situations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility. As of December 31, 2007 and 2006, the net balance of the embedded derivatives for living benefits was a liability of $91.9 million and an asset of $23.7 million, respectively.

Similar to the Company’s economic hedging for GMDBs, the living benefits features are also being economically hedged. The primary risks being hedged are the exposures associated with declining equity market returns and downward interest rate movements. The Company employs a variety of instruments to mitigate this exposure including S&P 500 Index futures, U.S. Treasury futures, interest rate swaps and long-dated over-the-counter put options. The positions used in the economic hedging program are not designated as hedges and, therefore, hedge accounting is not applied. The living benefits hedging program is designed to offset changes in the economic value of the living benefits obligation to contractholders. Changes in the fair value of the embedded derivatives are likely to create volatility in earnings. The hedging activity associated with changes in the economic value of the living benefits obligations will likely mitigate a portion of this earnings volatility.

Other Non-Hedging Derivatives

The Company periodically enters into basis swaps (receive one variable rate, pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will be consistent with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability. Therefore, basis swaps do not receive hedge accounting treatment.

The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These selected assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and investments provide cash flows with the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.

The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection is not designated for hedge accounting treatment.

Quantitative Disclosure

Fair Value Hedges

During the years ended December 31, 2007, 2006 and 2005, a net loss of $2.4 million, a net gain of $2.9 million and a net gain of $4.1 million, respectively, were recognized in net realized investment gains and losses. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

Cash Flow Hedges

For the years ended December 31, 2007, 2006 and 2005, the ineffective portion of cash flow hedges was a net loss of $1.4 million, a net loss of $1.5 million and a net gain of $3.1 million, respectively. There were no net gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions, other than those relating to variable interest on existing financial instruments, is twelve months or less. However, in 2003 the Company entered into a hedge of a forecasted purchase of shares of a mutual fund tied to the S&P 500 Index where delivery of the shares will occur in 2033.

During 2007, the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable. Additionally, no amounts were reclassified from AOCI into earnings due to the probability that a forecasted transaction would not occur.

Other Derivative Instruments, Including Embedded Derivatives

Net realized investment gains and losses for the years ended December 31, 2007, 2006 and 2005 included net losses of $12.4 million, $0.5 million and $9.1 million, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. In addition, the Individual Investments segment included net losses of $51.8 million (recorded as a $41.7 million net realized loss, net investment income of $2.6 million and annuity expense of $12.7 million) and $11.4 million (recorded as net investment income of $10.7 million and annuity expense of $22.1 million) for the years ended December 31, 2007 and 2006, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. For the years ended December 31, 2007, 2006 and 2005, net losses of $0.5 million, $10.6 million and $80.7 million, respectively, were recorded in net realized investment gains and losses reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate MTNs denominated in foreign currencies. No additional net gains were recorded in net realized investment gains and losses to reflect the change in spot rates of these foreign currency denominated obligations during the year ended December 31, 2007 compared to $14.1 million and $78.3 million during the years ended December 31, 2006 and 2005, respectively.

The following table summarizes the notional amount of derivative financial instruments outstanding as of December 31:

(in millions)	2007	2006
Interest rate swaps:
Pay fixed/receive variable rate swaps hedging investments	$1,692.9	$1,930.5
Pay variable/receive fixed rate swaps hedging investments	21.0	60.4
Pay fixed/receive variable rate swaps hedging liabilities	1,120.7	1,048.8
Pay variable/receive fixed rate swaps hedging liabilities	343.1	—
Cross-currency interest rate swaps:
Hedging foreign currency denominated investments	375.5	452.9
Hedging foreign currency denominated liabilities	1,144.1	1,137.1
Credit default swaps	300.3	376.8
Other non-hedging instruments	518.1	101.8
Equity option contracts	2,361.8	1,640.7
Interest rate futures contracts	371.3	214.2

Total	$8,248.8	$6,963.2

The notional value is the amount upon which exchanges of interest are based. Exposure to a counterparty arises if the net expected cash flows are positive, as calculated based on forward interest rate curves and notional contract values.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(6)	Investments
The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
December 31, 2007:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$110.8	$14.3	$0.4	$124.7
Agencies not backed by the full faith and credit of the U. S. Government	406.1	61.2	—	467.3
Obligations of states and political subdivisions	245.3	1.6	2.7	244.2
Debt securities issued by foreign governments	40.0	2.5	0.1	42.4
Corporate securities
Public	8,253.8	133.4	161.6	8,225.6
Private	5,474.2	131.7	57.6	5,548.3
Mortgage-backed securities	5,855.9	31.3	98.4	5,788.8
Asset-backed securities	3,635.1	31.2	174.2	3,492.1

Total fixed maturity securities	24,021.2	407.2	495.0	23,933.4
Equity securities	69.6	4.8	1.5	72.9

Total securities available-for-sale	$24,090.8	$412.0	$496.5	$24,006.3

December 31, 2006:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$123.7	$11.4	$1.4	$133.7
Agencies not backed by the full faith and credit of the U. S. Government	559.4	46.2	2.2	603.4
Obligations of states and political subdivisions	266.0	0.7	7.2	259.5
Debt securities issued by foreign governments	34.9	1.7	0.1	36.5
Corporate securities
Public	8,602.0	168.8	109.9	8,660.9
Private	6,015.4	128.8	71.4	6,072.8
Mortgage-backed securities	6,089.1	21.3	112.8	5,997.6
Asset-backed securities	3,506.7	43.3	39.0	3,511.0

Total fixed maturity securities	25,197.2	422.2	344.0	25,275.4
Equity securities	28.5	6.2	0.3	34.4

Total securities available-for-sale	$25,225.7	$428.4	$344.3	$25,309.8

The market value of the Company’s general account investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. In addition, the Company may be likely to experience realized investment losses to the extent its liquidity needs require the disposition of general account fixed maturity securities in unfavorable interest rate, liquidity or credit spread environments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale, by maturity, as of December 31, 2007. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(in millions)	Amortized cost	Estimated fair value
Fixed maturity securities available-for-sale:
Due in one year or less	$1,389.8	$1,392.5
Due after one year through five years	6,267.3	6,375.0
Due after five years through ten years	3,732.8	3,758.7
Due after ten years	3,140.3	3,126.3

Subtotal	14,530.2	14,652.5
Mortgage-backed securities	5,855.9	5,788.8
Asset-backed securities	3,635.1	3,492.1

Total	$24,021.2	$23,933.4

The following table presents the components of net unrealized (losses) gains on securities available-for-sale as of December 31:

(in millions)	2007	2006
Net unrealized (losses) gains, before adjustments and taxes	$(84.5)	$84.1
Adjustment to DAC	87.1	83.3
Adjustment to future policy benefits and claims	(77.7)	(83.1)
Deferred federal income tax benefit (expense)	26.1	(29.5)

Net unrealized (losses) gains	$(49.0)	$54.8

The following table presents an analysis of the net decrease in net unrealized gains on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	2007	2006	2005
Fixed maturity securities	$(166.0)	$(161.0)	$(704.1)
Equity securities	(2.6)	(1.1)	(3.4)

Net decrease	$(168.6)	$(162.1)	$(707.5)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

For securities available-for-sale as of the dates indicated, the following table summarizes the Company’s gross unrealized losses based on the amount of time each type of security has been in an unrealized loss position:

	Less than or equal to one year		More than one year		Total
(in millions)	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses
December 31, 2007:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$16.4	$0.4	$2.6	$—	$19.0	$0.4
Agencies not backed by the full faith and credit of the U.S. Government	—	—	13.9	—	13.9	—
Obligations of states and political subdivisions	15.4	0.1	149.6	2.6	165.0	2.7
Debt securities issued by foreign governments	11.5	0.1	—	—	11.5	0.1
Corporate securities
Public	2,354.0	95.2	1,966.8	66.4	4,320.8	161.6
Private	680.6	17.1	1,814.7	40.5	2,495.3	57.6
Mortgage-backed securities	1,227.8	23.7	2,466.4	74.7	3,694.2	98.4
Asset-backed securities	1,453.8	127.1	1,078.1	47.1	2,531.9	174.2

Total fixed maturity securities	5,759.5	263.7	7,492.1	231.3	13,251.6	495.0
Equity securities	17.1	1.5	0.1	—	17.2	1.5

Total	$5,776.6	$265.2	$7,492.2	$231.3	$13,268.8	$496.5

% of gross unrealized losses		53%		47%

December 31, 2006:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$49.8	$0.8	$17.7	$0.6	$67.5	$1.4
Agencies not backed by the full faith and credit of the U.S. Government	31.7	0.1	120.3	2.1	152.0	2.2
Obligations of states and political subdivisions	82.4	1.0	156.3	6.2	238.7	7.2
Debt securities issued by foreign governments	12.8	0.1	—	—	12.8	0.1
Corporate securities
Public	2,445.0	24.3	2,964.6	85.6	5,409.6	109.9
Private	1,162.7	13.5	1,872.3	57.9	3,035.0	71.4
Mortgage-backed securities	767.8	6.4	3,809.5	106.4	4,577.3	112.8
Asset-backed securities	539.2	4.2	1,336.6	34.8	1,875.8	39.0

Total fixed maturity securities	5,091.4	50.4	10,277.3	293.6	15,368.7	344.0
Equity securities	0.1	—	3.4	0.3	3.5	0.3

Total	$5,091.5	$50.4	$10,280.7	$293.9	$15,372.2	$344.3

% of gross unrealized losses		15%		85%

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The Company has assets that have been in an unrealized loss position for more than one year that are not other-than-temporarily impaired. The Company reviews each asset in an unrealized loss position and evaluates whether or not the loss is other-than-temporary. This evaluation considers several factors, including the extent of the unrealized loss, the rating of the affected security, the Company’s ability and intent to hold the security until recovery, and economic conditions that could affect the creditworthiness of the issuer. As of December 31, 2007, assets that have been in an unrealized loss position for more than one year totaled $231.3 million, or 47% of the Company’s total unrealized losses. Of this total, $209.3 million, or 90%, were classified as investment grade securities, as defined by the National Association of Insurance Commissioners (NAIC).

As noted in the table above, the majority of the increases in the Company’s unrealized losses from December 31, 2006 to December 31, 2007 were attributable to corporate securities and asset-backed securities (ABSs). These increased loss positions primarily were driven by the combined impacts of interest rate movements, volatility in investment quality ratings and credit spreads, and illiquid markets.

As of December 31, 2007, 69% of the Company’s corporate securities in unrealized loss positions, or $150.2 million, were classified as investment grade, as defined by the NAIC. Of these investment grade corporate securities, 57%, or $84.9 million, have been in an unrealized loss position for more than one year, but 87% of those investments have ratios of estimated fair value to amortized cost of at least 90%. Of the Company’s corporate securities in unrealized loss positions classified as non-investment grade, 68% have been in an unrealized loss position for less than one year.

As of December 31, 2007, 100% of the Company’s ABSs in unrealized loss positions, or $174.2 million, were classified as investment grade, as defined by the NAIC. Of these investment grade ABSs, 72%, or $126.9 million, have been in an unrealized loss position for less than one year, but 33% of those investments have ratios of estimated fair value to amortized cost of at least 90%. Of the Company’s ABSs in unrealized loss positions that have been in loss positions for more than one year, 57% have ratios of estimated fair value to amortized cost of at least 90%.

For fixed maturity securities that are available-for-sale as of December 31, 2007, the following table summarizes the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, as defined by the NAIC, in an unrealized loss position for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total

99.9% - 95.0%	$55.2	$93.5	$148.7	$13.1	$5.2	$18.3	$68.3	$98.7	$167.0
94.9% - 90.0%	49.9	84.6	134.5	13.2	4.4	17.6	63.1	89.0	152.1
89.9% - 85.0%	34.6	19.2	53.8	3.1	6.3	9.4	37.7	25.5	63.2
84.9% - 80.0%	16.3	6.2	22.5	3.0	0.2	3.2	19.3	6.4	25.7
Below 80.0%	60.5	5.8	66.3	14.9	5.8	20.7	75.4	11.6	87.0

Total	$216.5	$209.3	$425.8	$47.3	$21.9	$69.2	$263.8	$231.2	$495.0

As noted in the table above, as of December 31, 2007, 64% of the Company’s investments in an unrealized loss position had ratios of estimated fair value to amortized cost of at least 90%. In addition, 86% of the Company’s investments in an unrealized loss position were classified as investment grade, as defined by the NAIC. Of the Company’s investments in unrealized loss positions classified as non-investment grade, 68% have been in an unrealized loss position for less than one year.

The NAIC assigns securities quality ratings and uniform valuations (called NAIC Designations), which are used by insurers when preparing their annual statements. The NAIC assigns designations to publicly traded and privately placed securities. The designations assigned by the NAIC range from class 1 (highest quality) to class 6 (lowest quality). Of the Company’s general account fixed maturity securities, 94% were in the two highest NAIC Designations as of December 31, 2007 and 2006.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The following table summarizes the credit quality, as determined by NAIC Designation, of the Company’s general account fixed maturity securities portfolio as of December 31:

(in millions)		2007		2006
NAIC designation[1]	Rating agency equivalent designation[2]	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value

1	Aaa/Aa/A	$16,765.5	$16,662.7	$17,433.9	$17,426.3
2	Baa	5,730.3	5,784.3	6,117.2	6,175.8
3	Ba	1,101.6	1,078.3	1,024.8	1,033.6
4	B	325.0	316.8	590.4	596.6
5	Caa and lower	60.2	52.7	12.6	20.3
6	In or near default	38.6	38.6	18.3	22.8

	Total	$24,021.2	$23,933.4	$25,197.2	$25,275.4

[1]	NAIC Designations are assigned at least annually. Some designations for securities shown have been assigned to securities not yet assigned an NAIC Designation in a manner approximating equivalent public rating categories.

[2]	Comparisons between NAIC and Moody’s designations are published by the NAIC. If no Moody’s rating is available, the Company assigns internal ratings corresponding to public ratings.
Recent conditions in the securities markets, including changes in interest rates, investment quality ratings, liquidity and credit spreads, have resulted in declines in the values of investment securities, including mortgage-backed securities (MBSs) and ABSs. When evaluating whether these securities are other-than-temporarily impaired, the Company considers characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, expected future cash flows, and the Company’s ability and intent to hold the security to recovery. These same factors also affect the estimated fair value of these securities.

The Company’s investments in MBSs and ABSs include securities that are supported by Alt-A and Sub-prime collateral. The Company considers Alt-A collateral to be mortgages whose underwriting standards do not qualify the mortgage for regular conforming or jumbo loan programs. Typical underwriting characteristics that cause a mortgage to fall into the Alt-A classification may include, but are not limited to, inadequate loan documentation of a borrower’s financial information, debt-to-income ratios above normal lending limits, loan-to-value ratios above normal lending limits that do not have primary mortgage insurance, a borrower who is a temporary resident, and loans securing non-conforming types of real estate. Alt-A mortgages are generally issued to borrowers having higher Fair Isaac Credit Organization (FICO) scores, and the lender typically issues a slightly higher interest rate for such mortgages. The Company considers Sub-prime collateral to be mortgages that are first-lien mortgage loans issued to Sub-prime borrowers, as demonstrated by recent delinquent rent or housing payments or substandard FICO scores. Second-lien mortgage loans are also considered Sub-prime. The amortized cost and estimated fair value of the Company’s investments in securities containing Alt-A collateral totaled $1,199.5 and $1,953.6, respectively, and the amortized cost and estimated fair value of the Company’s investments in securities containing Sub-prime collateral totaled $755.7 and $707.1, respectively. As of December 31, 2007, 100.0% and 91.7% of securities containing Alt-A and Sub-prime collateral, respectively, were rated AA or better. In addition, 56.5% and 70.9% of Alt-A and Sub-prime collateral, respectively, was originated in 2005 or earlier.

Proceeds from the sale of securities available-for-sale during 2007, 2006 and 2005 were $4.65 billion, $2.27 billion and $2.62 billion, respectively. During 2007, gross gains of $70.0 million ($61.6 million and $71.9 million in 2006 and 2005, respectively) and gross losses of $70.2 million ($64.1 million and $22.6 million in 2006 and 2005, respectively) were realized on those sales.

Real estate held for use was $17.8 million and $38.8 million as of December 31, 2007 and 2006, respectively. These assets are carried at cost less accumulated depreciation, which was $3.6 million and $15.1 million as of December 31, 2007 and 2006, respectively. There was no real estate held for sale as of December 31, 2007 compared to real estate held for sale with a carrying value of $16.0 million as of December 31, 2006.

The carrying value of commercial mortgage loans on real estate considered to be impaired was $7.4 million as of December 31, 2007 ($17.5 million as of December 31, 2006), for which the related valuation allowance was $3.0 million ($12.3 million as of December 31, 2006). No valuation allowance exists for collateral dependent commercial mortgage loans for which the fair value of the collateral is estimated to be greater than the carrying value. During 2007, the average carrying value of impaired mortgage loans on real estate was $3.7 million ($3.5 million in 2006). Interest income on those loans, which is recognized on a cash basis, was $0.4 million in 2007 ($1.9 million in 2006).

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)	2007	2006	2005
Allowance, beginning of period	$34.3	$31.1	$33.3
Net (reductions) additions to allowance	(11.2)	3.2	(2.2)

Allowance, end of period	$23.1	$34.3	$31.1

The following table summarizes net realized investment (losses) gains from continuing operations by source for the years ended December 31:

(in millions)	2007	2006	2005
Total realized gains on sales, net of hedging losses	$65.4	$88.8	$75.6
Total realized losses on sales, net of hedging gains	(79.9)	(64.8)	(22.9)
Total other-than-temporary and other investment impairments	(116.4)	(17.1)	(36.8)
Credit default swaps	(7.5)	(1.1)	(7.5)
Periodic net coupon settlements on non-qualifying derivatives	1.7	1.9	1.1
Other derivatives	(29.5)	(0.6)	1.1

Net realized investment (losses) gains	$(166.2)	$7.1	$10.6

The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)	2007	2006	2005
Securities available-for-sale:
Fixed maturity securities	$1,370.5	$1,419.2	$1,466.2
Equity securities	4.0	2.6	2.4
Mortgage loans on real estate	512.6	535.4	577.3
Short-term investments	28.7	47.3	18.8
Other	124.3	120.9	97.8

Gross investment income	2,040.1	2,125.4	2,162.5
Less investment expenses	64.3	66.9	57.3

Net investment income	$1,975.8	$2,058.5	$2,105.2

Fixed maturity securities with an amortized cost of $8.3 million and $8.1 million as of December 31, 2007 and 2006, respectively, were on deposit with various regulatory agencies as required by law.

As of December 31, 2007 and 2006, the Company had received $551.9 million and $802.3 million, respectively, of cash collateral on securities lending. The Company had not received any non-cash collateral on securities lending as of December 31, 2007 and 2006. As of December 31, 2007 and 2006, the Company had loaned securities with a fair value of $541.2 million and $778.6 million, respectively.

As of December 31, 2007 and 2006, the Company had received $245.4 million and $171.0 million, respectively, of cash for derivative collateral. The Company also held $18.5 million and $12.8 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2007 and 2006, respectively. As of December 31, 2007, the Company had pledged fixed maturity securities with a fair value of $18.8 million as collateral to various derivative counterparties compared to none as of December 31, 2006.

(7)	Variable Annuity Contracts
The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types under non-traditional variable annuity contracts: (1) GMDB; (2) GMAB; (3) guaranteed minimum income benefits (GMIB); (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The GMDB provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death. The Company has offered six primary GMDB types:

•
Return of premium– provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.” There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset– provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet– provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup– provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo– provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

•
Earnings enhancement– provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus (CPP) contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

•	Ratchet– provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

•
Rollup– provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo– provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.
See Note 5 for a complete description of the Company’s hybrid GMAB/GLWB offered through its CPPLI contract rider. All GMAB contracts with the hybrid GMAB/GLWB rider are included with GMAB contracts in the following tables.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31:

	2007			2006
(in millions)	Account value	Net amount at risk[1]	Wtd. avg. attained age	Account value	Net amount at risk[1]	Wtd. avg. attained age
GMDB:
Return of premium	$9,082.6	$18.7	62	$9,231.4	$33.9	60
Reset	17,915.0	61.1	64	17,587.0	47.5	63
Ratchet	15,789.2	132.2	66	13,481.0	30.3	66
Rollup	467.0	8.4	71	538.4	11.3	70
Combo	2,555.5	47.0	68	2,588.7	28.9	68

Subtotal	45,809.3	267.4	66	43,426.5	151.9	65
Earnings enhancement	519.2	49.8	62	477.8	41.1	61

Total - GMDB	$46,328.5	$317.2	65	$43,904.3	$193.0	64

GMAB[2]:
5 Year	$2,985.6	$4.6	N/A	$2,131.1	$0.1	N/A
7 Year	2,644.1	6.2	N/A	1,865.7	0.1	N/A
10 Year	927.3	1.3	N/A	784.0	—	N/A

Total - GMAB	$6,557.0	$12.1	N/A	$4,780.8	$0.2	N/A

GMIB[3]:
Ratchet	$425.2	$—	N/A	$450.6	$—	N/A
Rollup	1,119.9	—	N/A	1,187.1	—	N/A
Combo	0.3	—	N/A	0.5	—	N/A

Total - GMIB	$1,545.4	$—	N/A	1,638.2	$—	N/A

GLWB:
L.inc	$2,865.8	$—	N/A	$993.8	$—	N/A

[1]
Net amount at risk is calculated on a seriatum basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit). As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2007.

[2]	GMAB contracts with the hybrid GMAB/GLWB rider had account values of $4.77 billion and $2.95 billion as of December 31, 2007 and 2006, respectively.

[3]	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The following table summarizes account balances of variable annuity contracts that were invested in separate accounts as of December 31:

(in millions)	2007	2006
Mutual funds:
Bond	$5,143.6	$4,467.3
Domestic equity	31,217.7	29,808.4
International equity	3,987.3	3,420.5

Total mutual funds	40,348.6	37,696.2
Money market funds	1,728.2	1,414.4

Total	$42,076.8	$39,110.6

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions.

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2007 and 2006:

•	Data used was based on a combination of historical numbers and future projections generally involving 50 probabilistically generated economic scenarios

•	Mean gross equity performance – 8.1%

•	Equity volatility – 18.7%

•	Mortality – 100% of Annuity 2000 table

•	Asset fees – equivalent to mutual fund and product loads

•	Discount rate – 7.0% and 8.0% as of December 31, 2007 and 2006, respectively
Lapse rate assumptions vary by duration as shown below:

Duration (years)	1	2	3	4	5	6	7	8	9	10+
Minimum	4.00%	5.00%	6.00%	7.00%	8.00%	9.50%	10.00%	11.00%	14.00%	14.00%
Maximum	4.00%	5.00%	6.00%	7.00%	35.00%	35.00%	23.00%	35.00%	35.00%	23.00%

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(8)	Short-Term Debt
The following table summarizes short-term debt as of December 31:

(in millions)	2007	2006
$800.0 million commercial paper program	$199.7	$—
$350.0 million securities lending program facility	85.6	75.2

Total short-term debt	$285.3	$75.2

The Company has available as a source of funds a $1.00 billion revolving variable rate credit facility entered into by NFS, NLIC and NMIC with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that the Company’s debt not exceed 40% of tangible net worth, as defined, and that NLIC maintain statutory surplus, as defined, in excess of $1.67 billion. As of December 31, 2007, the Company and NLIC were in compliance with all covenants. The Company had no amounts outstanding under this agreement as of December 31, 2007 and 2006. NLIC also has an $800.0 million commercial paper program and is required to maintain an available credit facility equal to 50% of any amounts outstanding under the commercial paper program. Therefore, borrowing capacity under the aggregate $1.00 billion revolving credit facility is reduced by 50% of any amounts outstanding under the commercial paper program. NLIC had $199.7 million of commercial paper outstanding at December 31, 2007 at a weighted average interest rate of 4.39% and no commercial paper outstanding at December 31, 2006.

NLIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR (4.60% and 5.32% as of December 31, 2007 and 2006, respectively). NLIC had $85.6 million and $75.2 million outstanding under this agreement as of December 31, 2007 and 2006, respectively. As of December 31, 2007, the Company had not provided any guarantees on such borrowings, either directly or indirectly.

The Company paid interest on short-term debt totaling $15.0 million, $11.7 million and $11.5 million in 2007, 2006 and 2005, respectively.

(9)	Long-Term Debt
The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)	2007	2006
8.15% surplus note, due June 27, 2032	$300.0	$300.0
7.50% surplus note, due December 17, 2031	300.0	300.0
6.75% surplus note, due December 23, 2033	100.0	100.0

Total long-term debt	$700.0	$700.0

The Company made interest payments to NFS on surplus notes totaling $53.7 million in 2007, 2006 and 2005. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance (ODI).

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(10)	Federal Income Taxes
Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, the ultimate majority shareholder of NFS. Effective October 1, 2002, Nationwide Corporation’s ownership in NFS decreased from 79.8% to 63.0%. Therefore, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which uses a consolidated approach in allocating the amount of current and deferred expense to the separate financial statements of subsidiaries.

Under Internal Revenue Code (IRC) regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS’ departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; and the direct non-life insurance companies under NLIC will file separate federal income tax returns, until 2008, when NFS will become eligible to file a single life/non-life consolidated federal income tax return with all of its eligible subsidiaries.

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

(in millions)	2007	2006
Deferred tax assets:
Future policy benefits	$622.0	$607.8
Other	213.2	138.6

Gross deferred tax assets	835.2	746.4
Less valuation allowance	(7.0)	(7.0)

Deferred tax assets, net of valuation allowance	828.2	739.4

Deferred tax liabilities:
Deferred policy acquisition costs	1,112.6	1,022.2
Other	130.8	173.9

Gross deferred tax liabilities	1,243.4	1,196.1

Net deferred tax liability	$415.2	$456.7

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income taxes paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged during 2007, 2006 and 2005.

The Company’s current federal income tax asset was $12.7 million and $12.6 million as of December 31, 2007 and 2006, respectively.

Total federal income taxes paid (refunded) were $99.1 million, $(4.3) million and $182.2 million during the years ended December 31, 2007, 2006 and 2005, respectively.

During the second quarter of 2007, the Company recorded $6.8 million of net federal income tax expense adjustments primarily related to differences between the 2006 estimated tax liability and the amounts the Company reported on its 2006 tax returns. The Company recorded an additional $1.5 million and $0.2 million of such adjustments during the third and fourth quarters of 2007, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

Through June 2006, the Company’s federal income tax returns for tax years 2000-2002 were under IRS examination pursuant to a routine audit. In accordance with its regular practice, management established tax reserves based on the current facts and circumstances regarding each tax exposure item for which the ultimate deductibility is open to interpretation. These reserves are reviewed regularly and are adjusted as events occur that management believes impacts the Company’s liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/non-deductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. A significant component of the Company’s tax reserve as of December 31, 2005 was related to the separate account dividends received deduction (DRD). See “Tax Matters” in Note 14 for more information regarding DRD.

In July 2006, the Company reached substantial agreement with the IRS on all open issues for tax years 2000-2002, including issues related to the DRD. Accordingly, the Company revised its estimate of amounts that may be due in connection with certain tax positions, including the DRD, for all open tax years. As a result of the revised estimate, $110.9 million of tax reserves were released into earnings during the second quarter of 2006.

During the third quarter of 2006, the Company recorded $7.8 million of net federal income tax expense adjustments primarily related to differences between the 2005 estimated tax liability and the amounts reported on the Company’s 2005 tax returns.

During the third quarter of 2005, the Company refined its separate account DRD estimation process. As a result, the Company identified and recorded additional federal income tax benefits and recoverables of $42.6 million related to all tax years (2000 – 2005) that were open at that time. In addition, the Company recorded $5.6 million of net benefit adjustments primarily related to differences between the 2004 estimated tax liability and the amounts reported on the Company’s 2004 tax returns.

The following table summarizes federal income tax expense attributable to income from continuing operations for the years ended December 31:

(in millions)	2007	2006	2005
Current	$106.5	$(61.8)	$90.6
Deferred	22.0	90.5	5.2

Federal income tax expense	$128.5	$28.7	$95.8

Total federal income tax expense differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income taxes as follows for the years ended December 31:

	2007		2006		2005
(dollars in millions)	Amount	%	Amount	%	Amount	%
Computed (expected) tax expense	$204.0	35.0	$226.8	35.0	$217.2	35.0
DRD	(61.0)	(10.5)	(67.5)	(10.4)	(107.5)	(17.3)
Reserve release	—	—	(110.9)	(17.1)	—	—
Other, net	(14.5)	(2.4)	(19.7)	(3.1)	(13.9)	(2.3)

Total	$128.5	22.1	$28.7	4.4	$95.8	15.4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(11)	Shareholders’ Equity, Regulatory Risk-Based Capital and Dividend Restrictions
Regulatory Risk-Based Capital

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. During the year ended December 31, 2007, NLIC paid dividends of $537.5 million to NFS, including a $242.5 million extraordinary dividend paid after obtaining approval from the ODI. NLIC’s statutory capital and surplus as of December 31, 2007 was $2.50 billion, and statutory net income for 2007 was $309.0 million. As of January 1, 2008, NLIC could not pay dividends to NFS without obtaining prior approval. As of April 2008, NLIC will be able to pay dividends to NFS totaling $246.5 million upon providing prior notice to the ODI. On February 20, 2008, NLIC declared a dividend of $246.5 million payable to NFS in April 2008. NLIC will provide notice to the ODI before paying this dividend to NFS.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its shareholder.

The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

Comprehensive Income

The Company’s comprehensive income includes net income and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income (other comprehensive income or loss).

The following table summarizes the Company’s other comprehensive loss, before and after federal income tax benefit, for the years ended December 31:

(in millions)	2007	2006	2005
Net unrealized losses on securities available-for-sale arising during the period:
Net unrealized losses before adjustments	$(276.3)	$(171.3)	$(687.2)
Net adjustment to deferred policy acquisition costs	3.8	40.9	187.0
Net adjustment to future policy benefits and claims	5.4	21.5	17.0
Related federal income tax benefit	93.3	38.1	169.1

Net unrealized losses	(173.8)	(70.8)	(314.1)

Reclassification adjustment for net realized losses (gains) on securities available-for-sale realized during the period:
Net unrealized losses (gains)	107.7	9.2	(20.3)
Related federal income tax (benefit) expense	(37.7)	(3.2)	7.1

Net reclassification adjustment	70.0	6.0	(13.2)

Other comprehensive loss on securities available-for-sale	(103.8)	(64.8)	(327.3)

Accumulated net holding (losses) gains on cash flow hedges:
Unrealized holding (losses) gains	(17.2)	(0.2)	41.7
Related federal income tax benefit (expense)	6.0	0.1	(14.6)

Other comprehensive (loss) income on cash flow hedges	(11.2)	(0.1)	27.1

Other net unrealized losses	(4.2)	—	—

Total other comprehensive loss	$(119.2)	$(64.9)	$(300.2)

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2007, 2006 and 2005.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(12)	Employee Benefit Plans
Defined Benefit Plans

The Company and certain affiliated companies participate in a qualified defined benefit pension plan sponsored by NMIC. This plan covers all employees of participating companies who have completed at least one year of service. Plan contributions are invested in a group annuity contract issued by NLIC. All participants are eligible for benefits based on an account balance feature. Participants last hired before 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company. A separate non-qualified defined benefit pension plan sponsored by NMIC covers certain executives with at least one year of service. The Company’s portion of expense relating to these plans was $13.5 million, $19.9 million and $16.6 million for the years ended December 31, 2007, 2006 and 2005, respectively.

In addition to the NMIC pension plan, the Company and certain affiliated companies participate in life and health care defined benefit plans sponsored by NMIC for qualifying retirees. Postretirement life and health care benefits are contributory. The level of contribution required by a qualified retiree depends on the retiree’s years of service and date of hire. In general, postretirement benefits are available to full-time employees who are credited with 120 months of retiree life and health service. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company’s portion of the per-participant cost of the postretirement health care benefits. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts issued by NLIC. The Company’s portion of expense relating to these plans was immaterial for the years ended December 31, 2007, 2006 and 2005.

Defined Contribution Plans

NMIC sponsors a defined contribution retirement savings plan covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company’s expense for contributions to these plans was $7.3 million, $6.6 million and $6.2 million for the years ended December 31, 2007, 2006 and 2005, respectively.

(13)	Related Party Transactions
The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2007, 2006 and 2005, the Company made payments to NMIC and NSC totaling $285.6 million, $261.7 million and $274.1 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $2.90 billion and $5.48 billion as of December 31, 2007 and 2006, respectively. Total revenues from these contracts were $130.8 million, $133.4 million and $136.2 million for the years ended December 31, 2007, 2006 and 2005, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $109.7 million, $110.7 million and $107.3 million for the years ended December 31, 2007, 2006 and 2005, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.

The Company leases office space from NMIC. For the years ended December 31, 2007, 2006 and 2005, the Company made lease payments to NMIC of $23.0 million, $19.3 million and $18.7 million, respectively.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2007, 2006 and 2005 were $317.6 million, $430.8 million and $429.5 million, respectively, while benefits, claims and expenses ceded during these years were $348.1 million, $470.4 million and $398.8 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2007 and 2006, customer allocations to NFG funds totaled $21.41 billion and $18.26 billion, respectively. For the years ended December 31, 2007, 2006 and 2005, NFG paid the Company $76.9 million, $64.4 million and $51.6 million, respectively, for the distribution and servicing of these funds.

Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $20.1 million, $28.3 million and $26.5 million for the years ended December 31, 2007, 2006 and 2005, respectively.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest. As of December 31, 2007 and 2006, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2007, 2006 and 2005, the most the Company had outstanding at any given time was $178.2 million, $191.5 million and $55.3 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements during these years were immaterial.

The Company and various affiliates have agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $368.2 million and $601.3 million as of December 31, 2007 and 2006, respectively, and are included in short-term investments on the consolidated balance sheets.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2007, 2006 and 2005 were $59.5 million, $58.1 million and $59.0 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans. In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $9.4 million, $6.9 million and $2.9 million for the years ended December 31, 2007, 2006 and 2005, respectively.

Historically, the Company has retained funds for certain claim and benefit payments to customers in the form of interest-bearing accounts. During the year ended December 31, 2006, this practice was discontinued. Eligible participant balances totaling $224.7 million were transferred from the Company to interest-bearing deposit accounts of Nationwide Bank, a wholly-owned subsidiary of NFS, in exchange for cash plus a premium of $0.7 million payable to NFS for the value of the relationships acquired by Nationwide Bank.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 10. Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC. There were no payments (from) to NMIC for the year ended December 31, 2007 compared to $(15.3) million and $45.0 million for the years ended December 31, 2006 and 2005, respectively. These payments related to tax years prior to deconsolidation.

In 2007, 2006 and 2005, NLIC paid dividends to NFS totaling $537.5 million, $375.0 million and $185.0 million, respectively.

(14)	Contingencies
Legal Matters

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by the Company and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives. Related investigations, proceedings or inquiries may be commenced in the future. The Company and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the NLIC MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any litigation or regulatory actions will not have a material adverse effect on the Company in the future.

On November 20, 2007, NLIC and NRS were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v NLIC, NRS, Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. The plaintiffs purport to represent a class of all participants in the Alabama State Employees Association (ASEA) plan, excluding members of the Board of Control during the Class Period and excluding ASEA’s directors, officers and board members during the class period. The class period is the date from which NLIC and/or NRS first made a payment to ASEA or PEBCO arising out of the funding agreement dated March 24, 2004 to the date class notice is provided. The plaintiffs allege that the defendants breached their fiduciary duties, converted plan participants’ properties, and breached their contract when payments were made and the plan was administered under the funding agreement. The complaint seeks a declaratory judgment, an injunction, disgorgement of amounts paid, compensatory and punitive damages, interest, attorneys’ fees and costs, and such other equitable and legal relief to which the plaintiffs and class members may be entitled. On January 9, 2008, NLIC and NRS filed a Notice of Removal to the United States District Court Northern District of Alabama, Southern Division. On January 16, 2008, NLIC and NRS filed a motion to dismiss. On January 24, 2008, the plaintiffs filed a motion to remand. The motions have been fully briefed. NLIC and NRS intend to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al. The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On October 12, 2007, NLIC filed a motion to dismiss. The motion has been fully briefed. NLIC intends to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The class period is from January 1, 1996 until the class notice is provided. The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss. On September 17, 2007, the Court granted the motion to dismiss. On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint. On October 25, 2007, NFS, NLIC and NRS filed their opposition to the plaintiff’s motion. NFS, NLIC and NRS continue to defend this lawsuit vigorously.

On February 11, 2005, NLIC was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The plaintiff claims that the total of modal payments that policyholders paid per year exceeded the guaranteed maximum premium provided for in the policy. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees. On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The court certified a class consisting of all residents of the United States and the Virgin Islands who, during the class period, paid premiums on a modal basis to NLIC for term life insurance policies issued by NLIC during the class period that provide for guaranteed maximum premiums, excluding certain specified products. Excluded from the class are NLIC; any parent, subsidiary or affiliate of NLIC; all employees, officers and directors of NLIC; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The class period is from February 10, 1990 through February 2, 2006, the date the class was certified. On January 26, 2007, the plaintiff filed a motion for summary judgment. On April 30, 2007, NLIC filed a motion for summary judgment. On February 4, 2008, the Court entered its ruling on the parties’ pending motions for summary judgment. The court granted NLIC’s motion for summary judgment for some of the plaintiffs’ causes of action, including breach of contract claims on all decreasing term policies, plaintiff Carr’s individual claims for fraud by omission, violation of the Ohio Deceptive Trade Practices Act and all unjust enrichment claims. However, several claims against NLIC remain, including plaintiff Carr’s individual claim for breach of contract and the plaintiff Class’ claims for breach of contract for the term life policies in 43 of 51 jurisdictions. The Court has requested additional briefing on NLIC’s affirmative defense that the doctrine of voluntary payment acts as a defense to the breach of contract claims. NLIC continues to defend this lawsuit vigorously.

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed the first amended complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The first amended complaint purports to disclaim, with respect to market timing or stale price trading in NLIC’s annuities sub-accounts, any allegation based on NLIC’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of NLIC annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if NLIC is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to NLIC’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The first amended complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 1, 2006, the District Court granted NLIC’s motion to dismiss the plaintiff’s complaint. The plaintiff appealed the District Court’s decision, and the issues have been fully briefed. NLIC continues to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class. On September 25, 2007, NFS’ and NLIC’s motion to dismiss the plaintiffs’ fifth amended complaint was denied. On October 12, 2007, NFS and NLIC filed their answer to the plaintiffs’ fifth amended complaint and amended counterclaims. On November 1, 2007, the plaintiffs filed a motion to dismiss NFS’ and NLIC’s amended counterclaims. On November 15, 2007, the plaintiffs filed a motion for class certification. On February 8, 2008, the Court denied the plaintiffs’ motion to dismiss the amended counterclaim, with the exception that it was tentatively granting the plaintiffs’ motion to dismiss with respect to NFS’ and NLIC’s claim that it could recover any “disgorgement remedy” from plan sponsors. NFS and NLIC continue to defend this lawsuit vigorously.

Tax Matters

Management has established tax reserves in accordance with the requirements of FIN 48. See Note 3 for a summary of the provisions of FIN 48. These reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/nondeductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

The separate account DRD is a significant component of the Company’s federal income tax provision. On August 16, 2007, the IRS issued Revenue Ruling 2007-54. This ruling took a position with respect to the DRD that could have significantly reduced the Company’s DRD. The Company believes that the position taken by the IRS in the ruling was contrary to existing law and the relevant legislative history.

In Revenue Ruling 2007-61, released September 25, 2007, the IRS and the U.S. Department of the Treasury suspended Revenue Ruling 2007-54 and informed taxpayers of their intention to address certain issues in connection with the DRD in future tax regulations. Final tax regulations could impact the Company’s DRD in periods subsequent to their effective date.

(15)	Guarantees
Since 2001, the Company has sold $677.2 million of credit enhanced equity interests in Low-Income-Housing Tax Credit Funds (Tax Credit Funds) to unrelated third parties. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 5.25% over periods ending between 2002 and 2022. As of December 31, 2007, the Company held guarantee reserves totaling $6.0 million on these transactions. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.28 billion. The Company does not anticipate making any payments related to these guarantees.

As of December 31, 2007, the Company held stabilization reserves of $1.6 million as collateral for certain properties owned by the Tax Credit Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have “stabilized.” The properties are evaluated regularly, and the collateral is released when stabilized.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

To the extent there are cash deficits in any specific property owned by the Tax Credit Funds, property reserves, property operating guarantees and reserves held by the Tax Credit Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the Tax Credit Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(16)	Variable Interest Entities
As of December 31, 2007 and 2006, the Company had relationships with 19 and 18 variable interest entities (VIEs), respectively, each of which the Company was the primary beneficiary. Each VIE is a conduit that assists the Company in structured products transactions involving the sale of Tax Credit Funds to third party investors for which the Company provides guaranteed returns (see Note 15). The results of operations and financial position of these VIEs are included along with corresponding minority interest liabilities in the accompanying consolidated financial statements.

VIE net assets were $465.7 million and $445.5 million as of December 31, 2007 and 2006, respectively. The following table summarizes the components of net assets as of December 31:

(in millions)	2007	2006
Other long-term investments	$434.1	$432.5
Short-term investments	31.9	33.7
Other assets	38.1	37.8
Other liabilities	(38.4)	(58.5)
The Company’s total loss exposure from VIEs of which the Company is the primary beneficiary was immaterial as of December 31, 2007 and 2006 (except for the impact of guarantees disclosed in Note 15).

In addition to the VIEs described above, the Company holds variable interests, in the form of limited partnerships or similar investments, in Tax Credit Funds of which the Company is not the primary beneficiary. These investments have been held by the Company for periods of 1 to 10 years and allow the Company to utilize certain tax credits and realize other tax benefits from affordable housing projects. The Company also has certain investments in other securitization transactions that qualify as VIEs, but of which the Company is not the primary beneficiary. The total exposure to loss on these VIEs was $201.3 million and $68.9 million as of December 31, 2007 and 2006, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(17)	Segment Information
Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings, which is calculated by adjusting income from continuing operations before federal income taxes to exclude (1) net realized investment gains and losses, except for periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to securitizations and (2) the adjustment to amortization of DAC related to net realized investment gains and losses.

Individual Investments

The Individual Investments segment consists of individual The BEST of AMERICA® and private label deferred variable annuity products, deferred fixed annuity products, income products and advisory services. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, individual variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while individual fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector primarily includes IRC Section 401 business, and the public sector primarily includes IRC Section 457 and Section 401(a) business, both in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes the MTN program; structured products business; and other revenues and expenses not allocated to other segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The following tables summarize the Company’s business segment operating results for the years ended December 31:

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2007
Revenues:
Policy charges	$656.9	$139.5	$411.9	$—	$1,208.3
Premiums	133.1	—	158.6	—	291.7
Net investment income	609.1	639.4	330.2	397.1	1,975.8
Non-operating net realized investment losses[1]	—	—	—	(156.0)	(156.0)
Other income	3.1	—	—	(5.8)	(2.7)

Total revenues	1,402.2	778.9	900.7	235.3	3,317.1

Benefits and expenses:
Interest credited to policyholder accounts	419.7	433.7	178.0	231.2	1,262.6
Benefits and claims	234.2	—	245.1	—	479.3
Policyholder dividends	—	—	24.5	—	24.5
Amortization of DAC	287.1	26.7	80.2	(25.5)	368.5
Interest expense	—	—	—	70.0	70.0
Other operating expenses	191.6	173.6	147.1	17.2	529.5

Total benefits and expenses	1,132.6	634.0	674.9	292.9	2,734.4

Income (loss) from continuing operations before federal income tax expense	269.6	144.9	225.8	(57.6)	$582.7

Less: non-operating net realized investment losses[1]	—	—	—	156.0
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(25.5)

Pre-tax operating earnings	$269.6	$144.9	$225.8	$72.9

Assets as of year end	$55,692.9	$26,912.6	$18,251.1	$8,683.4	$109,540.0

[1]	Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2006
Revenues:
Policy charges	$581.7	$160.2	$390.7	$—	$1,132.6
Premiums	142.5	—	165.8	—	308.3
Net investment income	739.5	636.0	328.2	354.8	2,058.5
Non-operating net realized investment gains[1]	—	—	—	1.0	1.0
Other income	2.6	—	0.3	3.4	6.3

Total revenues	1,466.3	796.2	885.0	359.2	3,506.7

Benefits and expenses:
Interest credited to policyholder accounts	501.7	440.5	179.2	208.7	1,330.1
Benefits and claims	202.8	—	247.5	—	450.3
Policyholder dividends	—	—	25.6	—	25.6
Amortization of DAC	352.7	37.9	69.6	(9.9)	450.3
Interest expense	—	—	—	65.5	65.5
Other operating expenses	206.3	179.1	142.4	9.0	536.8

Total benefits and expenses	1,263.5	657.5	664.3	273.3	2,858.6

Income from continuing operations before federal income tax expense	202.8	138.7	220.7	85.9	$648.1

Less: non-operating net realized investment gains[1]	—	—	—	(1.0)
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(9.9)

Pre-tax operating earnings	$202.8	$138.7	$220.7	$75.0

Assets as of year end	$55,404.6	$28,817.2	$16,948.8	$8,791.8	$109,962.4

[1]	Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2005
Revenues:
Policy charges	$532.4	$145.0	$377.7	$—	$1,055.1
Premiums	96.7	—	163.3	—	260.0
Net investment income	822.4	642.9	332.8	307.1	2,105.2
Non-operating net realized investment gains[1]	—	—	—	9.5	9.5
Other income	1.3	0.2	—	1.8	3.3

Total revenues	1,452.8	788.1	873.8	318.4	3,433.1

Benefits and expenses:
Interest credited to policyholder accounts	557.7	444.8	182.4	146.1	1,331.0
Benefits and claims	149.1	—	228.4	—	377.5
Policyholder dividends	—	—	33.1	—	33.1
Amortization of DAC	329.1	47.2	89.0	1.0	466.3
Interest expense	—	—	—	66.3	66.3
Other operating expenses	193.1	181.8	148.1	15.3	538.3

Total benefits and expenses	1,229.0	673.8	681.0	228.7	2,812.5

Income from continuing operations before federal income tax expense	223.8	114.3	192.8	89.7	$620.6

Less: non-operating net realized investment gains[1]	—	—	—	(9.5)
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	1.0

Pre-tax operating earnings	$223.8	$114.3	$192.8	$81.2

Assets as of year end	$52,929.2	$29,987.2	$14,728.7	$9,313.4	$106,958.5

[1]	Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I          Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2007 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations	$110.8	$124.7	$124.7
Agencies not backed by the full faith and credit of the U.S. Government	406.1	467.3	467.3
Obligations of states and political subdivisions	245.3	244.2	244.2
Foreign governments	40.0	42.4	42.4
Public utilities	1,345.3	1,358.8	1,358.8
All other corporate	21,873.7	21,696.0	21,696.0

Total fixed maturity securities available-for-sale	24,021.2	23,933.4	23,933.4

Equity securities available-for-sale:
Common stocks:
Banks, trusts and insurance companies	15.5	18.5	18.5
Industrial, miscellaneous and all other	2.3	1.6	1.6
Nonredeemable preferred stocks	51.8	52.8	52.8

Total equity securities available-for-sale	69.6	72.9	72.9

Mortgage loans on real estate, net	7,619.2		7,615.4	[1]
Real estate, net:
Investment properties	11.1		8.6	[2]
Acquired in satisfaction of debt	10.4		9.2	[2]

Total real estate, net	21.5		17.8

Policy loans	687.9		687.9
Other long-term investments	625.1		625.1
Short-term investments, including amounts managed by a related party	965.4		959.1	[3]

Total investments	$34,009.9		$33,911.6

[1]
Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans on real estate (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

[2]	Difference from Column B primarily results from adjustments for accumulated depreciation.

[3]	Difference from Column B primarily is due to unrealized gains and/or losses from securities lending.
See accompanying report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2007, 2006 and 2005 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2007
Individual Investments	$2,078.1	$10,748.6			$133.1
Retirement Plans	289.7	10,693.7			—
Individual Protection	1,542.5	5,635.9			158.6
Corporate and Other	87.1	4,920.2			—

Total	$3,997.4	$31,998.4			$291.7

2006
Individual Investments	$1,945.0	$13,004.4			$142.5
Retirement Plans	288.6	10,839.0			—
Individual Protection	1,441.0	5,574.1			165.8
Corporate and Other	83.4	4,991.9			—

Total	$3,758.0	$34,409.4			$308.3

2005
Individual Investments	$1,936.4	$14,970.9			$96.7
Retirement Plans	290.3	10,847.3			—
Individual Protection	1,328.7	5,531.9			163.3
Corporate and Other	42.5	4,591.0			—

Total	$3,597.9	$35,941.1			$260.0

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2007
Individual Investments	$609.1	$653.9	$287.1	191.6
Retirement Plans	639.4	433.7	26.7	173.6
Individual Protection	330.2	447.6	80.2	147.1
Corporate and Other	397.1	231.2	(25.5)	87.1

Total	$1,975.8	$1,766.4	$368.5	$599.4

2006
Individual Investments	$739.5	$704.5	$352.7	$206.3
Retirement Plans	636.0	440.5	37.9	179.1
Individual Protection	328.2	452.3	69.6	142.4
Corporate and Other	354.8	208.7	(9.9)	74.5

Total	$2,058.5	$1,806.0	$450.3	$602.3

2005
Individual Investments	$822.4	$706.8	$329.1	$193.1
Retirement Plans	642.9	444.8	47.2	181.8
Individual Protection	332.8	443.9	89.0	148.1
Corporate and Other	307.1	146.1	1.0	81.6

Total	$2,105.2	$1,741.6	$466.3	$604.6

[1]	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.

[2]
Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV         Reinsurance

As of December 31, 2007, 2006 and 2005 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2007
Life insurance in force	$156,899.3	$58,529.0	$4.4	$98,374.7	0.0%

Premiums:
Life insurance [1]	$364.2	$72.7	$0.2	$291.7	0.0%
Accident and health insurance	289.2	316.8	27.6	—	NM

Total	$653.4	$389.5	$27.8	$291.7	9.5%

2006
Life insurance in force	$151,109.9	$58,189.8	$7.9	$92,928.0	0.0%

Premiums:
Life insurance [1]	$336.4	$28.4	$0.3	$308.3	0.1%
Accident and health insurance	388.9	417.4	28.5	—	N/A

Total	$725.3	$445.8	$28.8	$308.3	9.3%

2005
Life insurance in force	$142,308.1	$52,339.1	$10.6	$89,979.6	0.0%

Premiums:
Life insurance [1]	$311.5	$51.8	$0.3	$260.0	0.1%
Accident and health insurance	415.2	445.1	29.9	—	N/A

Total	$726.7	$496.9	$30.2	$260.0	11.6%

[1]	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2007, 2006 and 2005 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2007
Valuation allowances - mortgage loans on real estate	$34.3	$1.1	$—	$12.3	$23.1

2006
Valuation allowances - mortgage loans on real estate	$31.1	$6.0	$—	$2.8	$34.3

2005
Valuation allowances - mortgage loans on real estate	$33.3	$1.6	$—	$3.8	$31.1

[1]	Amounts represent transfers to real estate owned and recoveries.

SIGNATURES

Pursuant to the requirements of Section 13 or 15(d) of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NATIONWIDE LIFE INSURANCE COMPANY (Registrant)

Date: February 29, 2008	By	/s/ W.G. Jurgensen
W.G. Jurgensen, Chief Executive Officer
Pursuant to the requirements of the Securities Exchange Act of 1934, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arden L. Shisler	February 20, 2008	/s/ W.G. Jurgensen	February 29, 2008

Arden L. Shisler, Chairman of the Board	Date	W.G. Jurgensen, Chief Executive Officer and Director	Date

/s/ Joseph A. Alutto	February 20, 2008	/s/ James G. Brocksmith, Jr.	February 20, 2008

Joseph A. Alutto, Director	Date	James G. Brocksmith, Jr., Director	Date

/s/ Keith W. Eckel	February 20, 2008	/s/ Lydia M. Marshall	February 20, 2008

Keith W. Eckel, Director	Date	Lydia M. Marshall, Director	Date

/s/ Donald L. McWhorter	February 20, 2008	/s/ David O. Miller	February 20, 2008

Donald L. McWhorter, Director	Date	David O. Miller, Director	Date

/s/ Martha Miller de Lombera	February 20, 2008	/s/ James F. Patterson	February 20, 2008

Martha Miller de Lombera, Director	Date	James F. Patterson, Director	Date

/s/ Gerald D. Prothro	February 20, 2008	/s/ Alex Shumate	February 20, 2008

Gerald D. Prothro, Director	Date	Alex Shumate, Director	Date

/s/ Mark R. Thresher	February 29, 2008	/s/ Timothy G. Frommeyer	February 29, 2008

Mark R. Thresher, President and Chief Operating Officer	Date	Timothy G. Frommeyer, Senior Vice President – Chief Financial Officer	Date

Exhibit Index

Exhibit
3.1
Amended Articles of Incorporation of Nationwide Life Insurance Company, dated February 3, 2000 (previously filed as Exhibit 3.1 to Form 10-K, Commission File Number 2-64559, filed March 24, 2003, and incorporated herein by reference)

3.2
Amended and Restated Code of Regulations of Nationwide Life Insurance Company (previously filed as Exhibit 3.2 to Form 10-K, Commission File Number 2-64559, filed March 1, 2007, and incorporated herein by reference)

10.1
Tax Sharing Agreement effective as of January 1, 2008 among Nationwide Financial Services, Inc. and any company that in the future becomes a subsidiary of Nationwide Financial Services, Inc. if eligible under the Internal Revenue Code (previously filed as Exhibit 99.1 to Form 8-K, Commission File Number 1-12785, filed January 29, 2008, and incorporated herein by reference)

10.2
Form of Tax Sharing Agreement dated as of October 1, 2002 among Nationwide Life Insurance Company and any corporation that may hereafter be a subsidiary of Nationwide Life Insurance Company (previously filed as Exhibit 10.4 to Form 10-K, Commission File Number 1-12785, filed March 11, 2004, and incorporated herein by reference)

10.3
Form of Amended and Restated Cost Sharing Agreement among parties named therein (previously filed as Exhibit 10.3 to Form 10-K, Commission File Number 1-12785, filed March 14, 2003, and incorporated herein by reference)

10.4
Amended and Restated Five-Year Credit Agreement, dated December 31, 2007, among Nationwide Financial Services, Inc., Nationwide Life Insurance Company, Nationwide Mutual Insurance Company, the banks party thereto and Wachovia Bank, National Association, as syndication agent, and Citicorp USA, Inc. as agent (previously filed as Exhibit 10.7 to Form 10-K, Commission File Number 1-12785, filed February 29, 2007, and incorporated herein by reference)

10.5
Form of Lease Agreement between Nationwide Mutual Insurance Company, Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company and Nationwide Financial Services, Inc. (previously filed as Exhibit 10.7 to Form S-1/A, Registration Number 333-18531, filed February 25, 1997, and incorporated herein by reference)

10.6*
General Description of Nationwide Performance Incentive Plan (previously filed as Exhibit 10.9 to Form 10-K, Commission File Number 333-18527, filed March 29, 2001, and incorporated herein by reference)

10.7*
Form of Amended and Restated Nationwide Office of Investments Incentive Plan dated as of October 7, 2003 (previously filed as Exhibit 10.13 to Form 10-K, Commission File Number 1-12785, filed March 1, 2005, and incorporated herein by reference)

10.8*
Nationwide Excess Benefit Plan effective as of January 1, 2000 (previously filed as Exhibit 10.14 to Form 10-K, Commission File Number 1-12785, filed March 1, 2005, and incorporated herein by reference)

10.9*
Nationwide Supplemental Retirement Plan As Amended and Restated effective January 1, 2000 (previously filed as Exhibit 10.1 to Form 10-K, Commission File Number 1-12785, filed March 1, 2005, and incorporated herein by reference)

10.10*	Nationwide Severance Pay Plan effective as of March 1, 2003 (previously filed as Exhibit 10.16 to Form 10-K, Commission File Number 1-12785, filed March 1, 2005, and incorporated herein by reference)

10.11*
Nationwide Supplemental Defined Contribution Plan effective as of January 1, 2005 (previously filed as Exhibit 10.17 to Form 10-K, Commission File Number 1-12785, filed March 1, 2005, and incorporated herein by reference)

10.12*
Nationwide Individual Deferred Compensation Plan, as Amended and Restated, effective as of January 1, 2005 (previously filed as Exhibit 10.18 to Form 10-K, Commission File Number 1-12785, filed March 1, 2005, and incorporated herein by reference)

10.13*
Nationwide Board of Directors Deferred Compensation Plan, as Amended and Restated, effective as of January 1, 2005 (previously filed as Exhibit 10.19 to Form 10-K, Commission File Number 1-12785, filed March 1, 2005, and incorporated herein by reference)

10.14
Investment Agency Cost Allocation Agreement dated October 30, 2002 between Nationwide Life Insurance Company and Nationwide Cash Management Company (previously filed as Exhibit 10.22 to Form 10-K, Commission File Number 1-12785, filed March 11, 2004, and incorporated herein by reference)

10.15
Master Repurchase Agreement between Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, and Nationwide Mutual Insurance Company and certain of its Subsidiaries and affiliates (previously filed as Exhibit 10.20 to Form 10-K, Commission File Number 333-18527, filed March 29, 2000, and incorporated herein by reference)

10.16*
Employment letter agreement between Nationwide Financial Services, Inc. and John Carter dated October 27, 2005 (previously filed as Exhibit 10.1 Form 10-Q, Commission File Number 1-12785, filed November 3, 2005, and incorporated herein by reference)

10.17*	Summary of terms of employment of Timothy G. Frommeyer (previously filed as Exhibit 10.2 to Form 10-Q, Commission File Number 1-12785, filed November 3, 2005, and incorporated herein by reference)

10.18
Form of Employee Leasing Agreement, dated July 1, 2000, between Nationwide Mutual Insurance Company and Nationwide Financial Services, Inc. (previously filed as Exhibit 10.35 to Form 10-Q, Commission File Number 1-12785, filed May 11, 2001, and incorporated herein by reference)

10.19
Form of Surplus Note, dated December 17, 2001, between Nationwide Financial Services, Inc. and Nationwide Life Insurance Company (previously filed as Exhibit 10.32 to Form 10-K, Commission File Number 2-64559, filed March 23, 2003, and incorporated herein by reference)

10.20
Form of Surplus Note, dated June 26, 2002, between Nationwide Financial Services, Inc. and Nationwide Life Insurance Company (previously filed as Exhibit 10.33 to Form 10-K, Commission File Number 2-64559, filed March 23, 2003, and incorporated herein by reference)

10.21
Form of Surplus Note, dated December 23, 2003, between Nationwide Financial Services, Inc. and Nationwide Life Insurance Company (previously filed as Exhibit 10.34 to Form 10-K, Commission File Number 2-64559, filed March 11, 2004, and incorporated herein by reference)

10.22*
Employment Offer Letter Agreement between Nationwide Financial Services, Inc. and Gail Snyder dated November 28, 2005 (previously filed as Exhibit 10.49 to Form 10-K, Commission File Number 1-12785, filed March 1, 2006, and incorporated herein by reference)

10.23*	Offer Letter for Anne L. Arvia, dated June 30, 2006 (previously filed as Exhibit 10.2 to Form 10-Q, Commission File Number 1-12785, filed August 3, 2006, and incorporated herein by reference)

10.24*	Offer Letter for William Jackson, dated August 21, 2006 (previously filed as Exhibit 10.1 to Form 10-Q, Commission File Number 1-12785, filed November 3, 2006, and incorporated herein by reference)

10.25*	Offer Letter for James Lyski, dated August 30, 2006 (previously filed as Exhibit 10.2 to Form 10-Q, Commission File Number 1-12785, filed November 3, 2006, and incorporated herein by reference)

10.26*
Executive Severance Agreement, dated January 1, 2008, between Nationwide Mutual Insurance Company and Larry Hilsheimer (previously filed as Exhibit 10.49 to Form 10-K, Commission File Number 1-12785, filed February 29, 2008, and incorporated herein by reference)

10.27*
Executive Severance Agreement, dated January 1, 2008, between Nationwide Mutual Insurance Company and Terri L. Hill (previously filed as Exhibit 10.50 to Form 10-K, Commission File Number 1-12785, filed February 29, 2008, and incorporated herein by reference)

10.28*
Executive Severance Agreement, dated January 1, 2008, between Nationwide Mutual Insurance Company and James Lyski (previously filed as Exhibit 10.51 to Form 10-K, Commission File Number 1-12785, filed February 29, 2008, and incorporated herein by reference)

10.29*
Executive Severance Agreement, dated January 1, 2008, between Nationwide Mutual Insurance Company and Michael C. Keller (previously filed as Exhibit 10.52 to Form 10-K, Commission File Number 1-12785, filed February 29, 2008, and incorporated herein by reference)

10.30*
Executive Severance Agreement, dated January 1, 2008, between Nationwide Mutual Insurance Company and Patricia R. Hatler (previously filed as Exhibit 10.53 to Form 10-K, Commission File Number 1-12785, filed February 29, 2008, and incorporated herein by reference)

10.31*
Executive Severance Agreement, dated January 1, 2008, between Nationwide Financial Services, Inc. and Mark R. Thresher (previously filed as Exhibit 99.1 to Form 8-K, Commission File Number 1-12785, filed February 19, 2008, and incorporated herein by reference)

10.32*
Executive Severance Agreement, dated January 1, 2008, between Nationwide Mutual Insurance Company and Stephen S. Rasmussen (previously filed as Exhibit 10.55 to Form 10-K, Commission File Number 1-12785, filed February 29, 2008, and incorporated herein by reference)

10.33*
Executive Severance Agreement, dated January 1, 2008, between Nationwide Mutual Insurance Company and W.G. Jurgensen (previously filed as Exhibit 99.2 to Form 8-K, Commission File Number 1-12785, filed February 19, 2008, and incorporated herein by reference)

10.34*
First Amendment to the Nationwide Individual Deferred Compensation Plan, as amended and restated, effective as of January 1, 2005 (previously filed as Exhibit 10.58 to Form 10-K, Commission File Number 1-12785, filed February 29, 2008, and incorporated herein by reference)

10.35*
Second Amendment to the Nationwide Individual Deferred Compensation Plan, as amended and restated, effective as of January 1, 2005 (previously filed as Exhibit 10.59 to Form 10-K, Commission File Number 1-12785, filed February 29, 2008, and incorporated herein by reference)

10.36*
Third Amendment to the Nationwide Individual Deferred Compensation Plan, as amended and restated (now known as the Nationwide Officer Deferred Compensation Plan), effective as of January 1, 2005 (previously filed as Exhibit 10.60 to Form 10-K, Commission File Number 1-12785, filed February 29, 2008, and incorporated herein by reference)

18.1
Letter regarding change in accounting principle from KPMG LLP related to annual goodwill impairment testing (previously filed as Exhibit 18 to Form 10-Q, Commission File Number 1-12785, filed November 12, 2003, and incorporated herein by reference)

18.2
Letter regarding change in accounting principle from KPMG LLP related to accrued legal expenses (previously filed as Exhibit 18.1 to Form 10-Q, Commission File Number 1-12785, filed August 2, 2007, and incorporated herein by reference)

31.1	Certification of W.G. Jurgensen pursuant to 18 U.S.C. section 1350, as adopted pursuant to section 302 of the Sarbanes-Oxley Act of 2002

31.2	Certification of Timothy G. Frommeyer pursuant to 18 U.S.C. section 1350, as adopted pursuant to section 302 of the Sarbanes-Oxley Act of 2002

32.1
Certification of W.G. Jurgensen pursuant to 18 U.S.C. section 1350, as adopted pursuant to section 906 of the Sarbanes-Oxley Act of 2002 (this exhibit is intended to be furnished in accordance with Regulation S-K, Item 601(b)(32)(ii) and shall not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 or incorporated by reference into any document filed under the Securities Act of 1933, except as shall be expressly set forth by specific reference to such filing)

32.2
Certification of Timothy G. Frommeyer pursuant to 18 U.S.C. section 1350, as adopted pursuant to section 906 of the Sarbanes-Oxley Act of 2002 (this exhibit is intended to be furnished in accordance with Regulation S-K, Item 601(b)(32)(ii) and shall note be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 or incorporated by reference into any document filed under the Securities Act of 1933, except as shall be expressly set forth by specific reference to such filing)

*	Management Compensatory Plan
All other exhibits referenced by Item 601 of Regulation S-K are not required under the related instructions or are inapplicable and therefore have been omitted.

PART C. OTHER INFORMATION

Item 24.                  Financial Statements and Exhibits

(a)	Financial Statements:

Nationwide Variable Account-4:

Report of Independent Registered Public Accounting Firm.

Statement of Assets, Liabilities and Contract
Owners’ Equity as of December 31, 2007.

Statements of Operations for the year ended
December 31, 2007.

Statements of Changes in Contract Owners’
Equity for the years ended December 31, 2007
and 2006.

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Public Accounting Firm.

Consolidated Balance Sheets as of December
31, 2007 and 2006.

Consolidated Statements of Income for the
years ended December 31, 2007, 2006 and
2005.

Consolidated Statements of Shareholder’s
Equity for the years ended December 31,
2007, 2006 and 2005.

Consolidated Statements of Cash Flows for
the years ended December 31, 2007, 2006
and 2005.

Notes to Consolidated Financial Statements.

Financial Statement Schedules

Item 24.                 (b) Exhibits

(1)	Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant –Attached hereto.

(2)	Not Applicable

(3)
Underwriting or Distribution of contracts between the Depositor and Principal Underwriter – Filed previously on April 30, 2007 with Post-Effective Amendment No. 16 to the Registration Statement (1933 Act File No. 333-103093) and hereby incorporated by reference.

(4)	The form of the variable annuity contract – Filed previously on June 8, 2001 with initial Registration Statement (1933 Act File No. 333-62692) and hereby incorporated by reference.

(5)	Variable Annuity Application – Filed previously on June 8, 2001 with initial Registration Statement (1933 Act File No. 333-62692) and hereby incorporated by reference.

(6)
Articles of Incorporation of Depositor – Filed previously on April 30, 2007 with Post-Effective Amendment No. 16 to the Registration Statement (1933 Act File No. 333-103093) and hereby incorporated by reference.

(7)	Not Applicable

(8)	Fund Participation Agreements.

1)	Fund Participation Agreement with American Century filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 26(h) and hereby incorporated by reference.

2)	Fund Participation Agreement with Fidelity filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 26(h) and hereby incorporated by reference.

3)	Fund Participation Agreement with Nationwide (NVIT) filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 26(h) and hereby incorporated by reference.

4)	Fund Participation Agreement with Rydex is currently being filed as exhibit 24(b).

(9)	Opinion of Counsel – Filed previously on June 8, 2001 with initial Registration Statement (1933 Act File No. 333-62692) and hereby incorporated by reference.

(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.

(11)	Not Applicable

(12)	Not Applicable

(99)	Power of Attorney – Attached hereto.

Item 25.	Directors and Officers of the Depositor

Chairman of the Board and Director	Arden L. Shisler
Chief Executive Officer and Director	W. G. Jurgensen
President and Chief Operating Officer	Mark R. Thresher
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	James R. Lyski
Executive Vice President-Finance	Lawrence A. Hilsheimer
Senior Vice President and Secretary	Thomas E. Barnes
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Associate Services	Robert J. Puccio
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer	Timothy G. Frommeyer
Senior Vice President-Chief Investment Officer	Gail G. Snyder
Senior Vice President-Chief Litigation Counsel	Randolph C. Wiseman
Senior Vice President-CIO NSC	Robert J. Dickson
Senior Vice President-CIO Strategic Investments	Gary I. Siroko
Senior Vice President-Corporate Strategy	J. Stephen Baine
Senior Vice President-Customer Insight/Analytic	Paul D. Ballew
Senior Vice President-Customer Relationships	David R. Jahn
Senior Vice President-Division General Counsel	Roger A. Craig
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Division General Counsel	Sandra L. Neely
Senior Vice President-Government Relations	Jeffrey D. Rouch
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Health and Productivity	Holly R. Snyder
Senior Vice President-Human Resources	Kim R. Geyer
Senior Vice President-Individual Investments Business Head	Eric S. Henderson
Senior Vice President-Individual Protection Business Head	Peter A. Golato
Senior Vice President-Information Technology	Srinivas Koushik
Senior Vice President-Internal Audits	Kelly A. Hamilton
Senior Vice President-NF Marketing	Gordon E. Hecker
Senior Vice President-NF Systems	Susan Gueli
Senior Vice President-NFN Retail Distribution	Michael A. Hamilton
Senior Vice President-Non-Affiliated Sales	John L. Carter
Senior Vice President-NW Retirement Plans	William S. Jackson
Senior Vice President-President – Nationwide Bank	Anne L. Arvia
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	James R. Burke
Senior Vice President-Property and Casualty Human Resources	Gale V. King
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Director	Joseph A. Alutto
Director	James G. Brocksmith, Jr.
Director	Keith W. Eckel
Director	Lydia M. Marshall
Director	Donald L. McWhorter
Director	David O. Miller
Director	Martha Miller de Lombera
Director	James F. Patterson
Director	Gerald D. Prothro
Director	Alex Shumate

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant.
*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1717 Advisory Services, Inc.	Pennsylvania		The company was formerly registered as an investment advisor and is currently inactive.
1717 Brokerage Services, Inc.	Pennsylvania		The company is a multi-state licensed insurance agency.
1717 Capital Management Company*	Pennsylvania		The company is registered as a broker-dealer and investment advisor.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa		The company acts as a general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company (f.k.a. Nationwide Atlantic Insurance Company)	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Audenstar Limited	England		The company is an investment holding company.
Cal-Ag Insurance Services, Inc.	California		The company is an insurance agency.
CalFarm Insurance Agency	California		The company is an insurance agency.
Champions of the Community, Inc.	Ohio		The company raises money for gifts and grants to charitable organizations
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and other various commercial liability coverage in Texas.
Corviant Corporation	Delaware
The purpose of the company is to create a captive distribution network through which affiliates can sell multi-manager investment products, insurance products and sophisticated estate planning services.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Crestbrook Insurance Company* (f.k.a. CalFarm Insurance Company)	California		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.
DVM Insurance Agency, Inc.	California		This company places the pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
F&B, Inc.	Iowa		The company is an insurance agency that places business with carriers other than Farmland Mutual Insurance Company and its affiliates.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
FutureHealth Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
FutureHealth Holding Company	Maryland		The company provides population health management.
FutureHealth Technologies Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
Gates, McDonald & Company*	Ohio		The company provides services to employers for managing workers' compensation matters and employee benefits costs.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers' compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus Inc.	Ohio		The company provides medical management and cost containment services to employers.
GVH Participacoes e Empreedimientos Ltda.	Brazil		The company acts as a holding company.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Intervent USA, Inc.	Georgia		Lifestyle Management and Chronic Disease Risk Reduction Programs Consultants.
Life REO Holdings, LLC	Ohio		The company serves as a holding company for foreclosure entities.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market non-standard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
Mullen TBG Insurance Agency Services, LLC	Delaware		The company is a joint venture between TBG Insurance Services Corporation and MC Insurance Agency Services LLC. The Company provides financial products and services to executive plan participants.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England		This company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company provides property and casualty insurance products.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management, LLC	Ohio		Provides investment advisory services as a registered investment advisor to affiliated and unaffiliated clients
Nationwide Asset Management Holdings Limited	England and Wales		The Company is an investment holding company
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending agency custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan act of 1933.

Nationwide Better Health, Inc. (f.k.a. Nationwide Health and Productivity Company)	Ohio		The company is a holding company for the health and productivity operations of Nationwide.
Nationwide Cash Management Company	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other Nationwide corporations, foundations, and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Document Solutions, Inc. (f.k.a. ALLIED Document Solutions, Inc.)	Iowa		The company provides general printing services to its affiliated companies as well as to certain unaffiliated companies.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Emerging Managers, LLC (f.k.a. Gartmore Emerging Managers, LLC)	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company's purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Sp. Zo.o	Poland		The company provides services to Nationwide Global Holdings, Inc. in Poland.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide Fund Advisors	Delaware		The company is a business trust. The trust is designed to act as a registered investment advisor.
Nationwide Fund Distributors LLC (f.k.a. Gartmore Distribution Services, Inc.)	Delaware		The company is a distributor and administrator for Nationwide mutual funds.
Nationwide Fund Management LLC (f.k.a Gartmore Investors Services, Inc.)	Delaware		The corporation provides transfer and dividend disbursing services to various mutual fund entities.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Funds	Luxembourg		This company issues shares of mutual funds.
Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures (f.k.a. Gartmore Global Ventures, Inc.)	Delaware		The company acts as a holding company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide Insurance organization.
Nationwide Insurance Company of America	Wisconsin		The corporation is an independent agency personal lines underwriter of property/casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business except life insurance.
Nationwide International Underwriters	California		The company is a special risk, excess and surplus lines underwriting manager.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma		This is a limited purpose broker-dealer and acts as an investment advisor.
Nationwide Life and Annuity Company of America**	Delaware		The company provides variable and traditional life insurance and other investment products. The company also maintains blocks of individual variable and fixed annuities products.
Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing, and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products, and other life insurance products.
Nationwide Life Insurance Company of America*	Pennsylvania		The company provides individual life insurance and group annuity products.
Nationwide Life Insurance Company of Delaware*	Delaware		The company insures against personal injury, disability or death resulting from traveling, sickness or other general accidents, and every type of insurance appertaining thereto.
Nationwide Lloyds	Texas		The company markets commercial property insurance in Texas.
Nationwide Management Systems, Inc.	Ohio		The company offers a preferred provider organization and other related products and services.
Nationwide Mutual Capital, LLC (f.k.a. Nationwide Strategic Investment Fund, LLC)	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long-term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Mutual Funds	Delaware		The corporation operates as a business trust for the purposes of issuing investment shares to the public and to segregated asset accounts of life insurance companies.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Provident Holding Company* (f.k.a. Provident Mutual Holding Company)	Pennsylvania		The company is a holding company for non-insurance subsidiaries.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investments.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide S.A. Capital Trust (f.k.a. Gartmore S.A. Capital Trust)	Delaware		The company is a business trust. The trust is designed to act as a registered investment advisor.
Nationwide Sales Solutions, Inc. (f.k.a. Allied Group Insurance Marketing Company)	Iowa		The company engages in direct marketing of property and casualty insurance products.
Nationwide Securities, Inc.*	Ohio		The company is a registered broker-dealer and provides investment management and administrative services.
Nationwide Separate Accounts, LLC (f.k.a. Gartmore Separate Accounts, LLC)	Delaware		The company acts as a registered investment advisor.
Nationwide Services Company, LLC	Ohio		The company performs shared services’ functions for the Nationwide organization.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Services For You, LLC	Ohio		The company provides consumer services that are related to the business of insurance, including services that help consumers prevent losses and mitigate risks.
Nationwide Services Sp. Zo.o.	Poland		The corporation provides services to Nationwide Global Holdings, Inc. in Poland.
Newhouse Capital Partners, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Capital Partners II, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Special Situations Fund I, LLC	Delaware
The company owns and manages contributed securities in order to achieve long-term capital appreciation from the contributed securities and through investments in a portfolio of other equity investments in financial service and other related companies.

NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.'s distribution companies.
NWD Investment Management, Inc. (f.k.a. Gartmore Global Investments, Inc.)	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust (f.k.a. Gartmore Global Asset Management Trust)	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment advisor.
NWD MGT, LLC (f.k.a. GGI MGT LLC)	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to the NWD Investments management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

Olentangy Reinsurance Company	Vermont		The company is a resinsurance company.
Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		This company is an insurance agency.
Provestco, Inc.	Delaware		The company serves as a general partner in certain real estate limited partnerships invested in by Nationwide Life Insurance Company of America.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
RCMD Financial Services, Inc.	Delaware		The company is a holding company.
Registered Investment Advisors Services, Inc.	Texas		The company facilitates third-party money management services for plan providers.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview Alternative Investment Advisors, LLC (f.k.a. Gartmore Riverview, LLC)	Delaware		The company provides investment management services to a limited number of institutional investors.
Riverview Alternative Investment Advisors II LLC (f.k.a. Gartmore riverview II, LLC)	Delaware		The company is a holding company.
Riverview International Group, Inc.	Delaware		The company is a holding company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
TBG Aviation, LLC	California		The company holds an investment in a leased airplane and maintains an operating agreement with Flight Options.
TBG Danco Insurance Services Corporation	California		The corporation provides life insurance and individual executive estate planning.
TBG Financial & Insurance Services Corporation*	California
The company consults with corporate clients and financial institutions on the development and implementation of proprietary and/or private placement insurance products for the financing of executive benefit programs and individual executive's estate planning requirements.  As a broker dealer, TBG Financial & Insurance Services Corporation provides access to institutional insurance investment products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
TBG Insurance Services Corporation*	Delaware		The company markets and administers executive benefit plans.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The Company is an insurance agency and operates as an employee agent "storefront" for Titan Indemnity Company in New Mexico.
Titan Indemnity Company	Texas		The company is a multi-line licensed insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		This is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.
Vida Seguradora SA	Brazil		The company operates as a licensed insurance company in the categories of life and unrestricted private pension plan in Brazil.
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Washington Square Administrative Services, Inc.	Pennsylvania		The company provides administrative services to Nationwide Life and Annuity Company of America.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

NATIONWIDE®

NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
FARMLAND MUTUAL INSURANCE COMPANY
F & B, INC.
NATIONWIDE CORPORATION
RETENTION ALTERNATIVES, LTD.
NATIONWIDE FOUNDATION
MEMBERSHIP NONPROFIT CORPORATION
CHAMPIONS OF THE COMMUNITY, INC.
NONPROFIT CORPORATION
ALLIED GROUP, INC. (AGI)
SCOTTSDALE INSURANCE COMPANY (SIC)
THI HOLDINGS DELAWARE, INC. (THI)
ATLANTIC FLORIDIAN INSURANCE COMPANY
CRESTBROOK INSURANCE COMPANY
NATIONAL CASUALTY COMPANY (NC)
NCC OF AMERICA, LTD. (INACTIVE)
NATIONWIDE AFFINITY INSURANCE COMPANY OF AMERICA
NATIONWIDE AGRIBUSINESS INSURANCE COMPANY
NATIONWIDE ASSURANCE COMPANY (ASSURANCE)
NATIONWIDE GENERAL INSURANCE COMPANY
NATIONWIDE INDEMNITY COMPANY (NW INDEMNITY)
NATIONWIDE INSURANCE COMPANY OF FLORIDA
NATIONWIDE LLOYDS
A TEXAS LLOYDS
NATIONWIDE PROPERTY AND CASUALTY INSURANCE COMPANY
SCOTTSDALE INDEMNITY COMPANY
SCOTTSDALE INSURANCE COMPANY (SIC)
AMERICAN MARINE UNDERWRITERS, INC.
INSURANCE INTERMEDIARIES, INC. (II)
NATIONWIDE EXCLUSIVE AGENT RISK PURCHASING GROUP, LLC
LONE STAR GENERAL AGENCY, INC.
COLONIAL COUNTY MUTUAL INSURANCE COMPANY
NATIONWIDE INTERNATIONAL UNDERWRITERS
NATIONWIDE ARENA LLC
NATIONWIDE MUTUAL CAPITAL, LLC (Mutual Cap)
Single Member Limited Liability Company
NATIONWIDE MUTUAL CAPITAL I, LLC (NMC)
NATIONWIDE PRIVATE EQUITY FUND, LLC
NATIONWIDE SERVICES COMPANY, LLC (NSC)
Single Member Limited Liability Company
NATIONWIDE PROPERTY PROTECTION SERVICES, LLC.
NATIONWIDE REALTY INVESTORS, LTD
NATIONWIDE SERVICES FOR YOU, LLC
NATIONWIDE ASSET MANAGEMENT, LLC
NATIONWIDE CASH MANAGEMENT COMPANY
NATIONWIDE MANAGEMENT SYSTEMS, INC.
ALLIED PROPERTY AND CASUALTY INSURANCE COMPANY (ALLIED P & C)
AMCO INSURANCE COMPANY (AMCO)
ALLIED GENERAL AGENCY COMPANY
ALLIED TEXAS AGENCY, INC.
CALFARM INSURANCE AGENCY
DEPOSITORS INSURANCE COMPANY (DEPOSITORS)
NATIONWIDE INSURANCE COMPANY OF AMERICA
PREMIER AGENCY, INC.
NATIONWIDE DOCUMENT SOLUTIONS, INC.
NATIONWIDE SALES SOLUTIONS, INC.
NATIONWIDE ADVANTAGE MORTGAGE COMPANY (NAMC)
SCOTTSDALE SURPLUS LINES INSURANCE COMPANY
WESTERN HERITAGE INSURANCE COMPANY
VETERINARY PET INSURANCE CO. (VPI)
V.P.I. SERVICES INC.
TITAN INDEMNITY COMPANY (TITAN)
TITAN INSURANCE COMPANY (TITAN INSURANCE)
WHITEHALL HOLDINGS, INC. (WHITEHALL)
TITAN AUTO INSURANCE OF NEW MEXICO, INC.
TITAN INSURANCE SERVICES, INC. (TITAN SERVICES)
VICTORIA FIRE & CASUALTY COMPANY (VICTORIA FIRE)
VICTORIA AUTOMOBILE INSURANCE COMPANY
VICTORIA NATIONAL INSURANCE COMPANY
VICTORIA SELECT INSURANCE COMPANY
VICTORIA SPECIALTY INSURANCE COMPANY
Page 1

(Casualty, Fire and insurance related subsidiaries)

NATIONWIDE®

NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
NWD MANAGEMENT & RESEARCH TRUST (NWD Manage)
NW Corp – 100%
NATIONWIDE ASSET MANAGEMENT HOLDINGS
NWD Manage – 100%
NATIONWIDE SECURITIES, INC.
NGH – 100%
NATIONWIDE FINANCIAL SP, Z.O.O
DELAWARE BUSINESS TRUST
LUXEMBOURG SICAV
FIRE – 100%

(Nationwide Corp. subsidiaries)

Page 2

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
NATIONWIDE CORPORATION (NW CORP)
NATIONWIDE FINANCIAL SERVICES, INC. (NFS)
TBG INSURANCE SERVICES CORP. (TBG)
TBG AVIATION, LLC
TBG FINANCIAL & INSURANCE SERVICES CORPORATION
NATIONWIDE INVESTMENT ADVISORS, LLC
NATIONWIDE LIFE INSURANCE COMPANY (NW LIFE)
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (NLAIC)
NATIONWIDE INVESTMENT SERVICES CORPORATION
NATIONWIDE FINANCIAL ASSIGNMENT COMPANY
NATIONWIDE COMMUNITY DEVELOPMENT CORP., LLC
TEXAS HOUSING FUND, LLC
LIFE REO HOLDINGS LLC
NATIONWIDE FINANCIAL SERVICES CAPITAL TRUST
NF REINSURANCE, LTD
NATIONWIDE FUND ADVISORS
REGISTERED INVESTMENT ADVISORS SERVICES, INC.
NATIONWIDE BANK
NATIONWIDE FINANCIAL STRUCTURED PRODUCTS, LLC
PENSION ASSOCIATES, INC.
NFS DISTRIBUTORS, INC. (NFSDI)
NATIONWIDE FUND MANAGEMENT LLC
NATIONWIDE FUND DISTRIBUTORS LLC
NATIONWIDE FINANCIAL INSTITUTION DISTRIBUTORS AGENCY, INC. (NFIDAI)
NATIONWIDE RETIREMENT SOLUTIONS, INC. (NRS)
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF ARIZONA
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF OHIO
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF TEXAS
NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA (NLICA)
NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA
NATIONWIDE LIFE INSURANCE COMPANY OF DELAWARE
NATIONWIDE PROVIDENT HOLDING COMPANY (NPHC)
PROVIDENTCO, INC.
WASHINGTON SQUARE ADMINISTRATIVE SERVICES, INC.
1717 CAPITAL MANAGEMENT COMPANY
1717 ADVISORY SERVICES, INC.
1717 BROKERAGE SERVICES, INC.

(NFS subsidiaries)

Item 27.          Number of Contract Owners

The number of Qualified and Non–Qualified contract owners as of February 1, 2008 was 7,484 and 5,781 respectively.

Item 28.          Indemnification

Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.         Principal Underwriter

(a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

Multi-Flex Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account	Nationwide VLI Separate Account-3
Nationwide Variable Account-II	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-6
Nationwide Variable Account-5	Nationwide VLI Separate Account-7
Nationwide Variable Account-6	Nationwide VL Separate Account-C
Nationwide Variable Account-7	Nationwide VL Separate Account-D
Nationwide Variable Account-8	Nationwide VL Separate Account-G
Nationwide Variable Account-9
Nationwide Variable Account-10
Nationwide Variable Account-11
Nationwide Variable Account-13
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(b)	Directors and Officers of NISC:

President	Robert O. Cline
Senior Vice President and Secretary	Thomas E. Barnes
Senior Vice President, Treasurer and Director	James D. Benson
Vice President	Karen R. Colvin
Vice President	Charles E. Riley
Vice President	Trey Rouse
Vice President-Chief Compliance Officer	James J. Rabenstine
Secretary	Kathy R. Richards
Assistant Treasurer	Terry C. Smetzer
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 30.          Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 31.          Management Services

Not Applicable

Item 32.          Undertakings

The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

SIGNATURES
As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-4, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 18th day of April, 2008.
NATIONWIDE VARIABLE ACCOUNT-4
(Registrant)
NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By /s/ W. MICHAEL STOBART
W. Michael Stobart

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 18th day of April, 2008.

W. G. JURGENSEN
W. G. Jurgensen, Director and Chief Executive Officer
ARDEN L. SHISLER
Arden L. Shisler, Chairman of the Board
JOSEPH A. ALUTTO
Joseph A. Alutto, Director
JAMES G. BROCKSMITH, JR.
James G. Brocksmith, Jr., Director
KEITH W. ECKEL
Keith W. Eckel, Director
LYDIA M. MARSHALL
Lydia M. Marshall, Director
DONALD L. MCWHORTER
Donald L. McWhorter, Director
MARTHA MILLER DE LOMBERA
Martha Miller de Lombera, Director
DAVID O. MILLER
David O. Miller, Director
JAMES F. PATTERSON
James F. Patterson, Director
GERALD D. PROTHRO
Gerald D. Prothro, Director
ALEX SHUMATE
Alex Shumate, Director
By /s/ W. MICHAEL STOBART
W. Michael Stobart
Attorney-in-Fact